UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23820

Morgan Stanley ETF Trust
 (Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036
(Address of Principal Executive Offices)

John H. Gernon
1585 Broadway, New York, New York 10036
 (Name and Address of Agent for Services)

(212) 762-1886
(Registrant’s Telephone Number)

September 30,
 Date of Fiscal Year End

September 30, 2025
Date of Reporting Period

______________________________________________________________________________

Item 1. Reports to Stockholders

(a) The Report to shareholders is attached herewith.
Morgan Stanley ETF Trust -  Calvert International Responsible Index ETF

CVIE | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert International Responsible Index ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVIE	$19	0.18%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index).

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. contributed to returns as strong revenues were driven by surging demand for AI infrastructure chips

↑ An out-of-Index position in SK hynix, Inc., a memory semiconductor firm, contributed to returns as it reported record second quarter revenue amid accelerating AI-memory demand

↑ Not owning Index component BHP Group Ltd., helped returns as weaker iron ore and coal prices and softer Chinese demand weighed on earnings expectations

↑ Among sectors, stock selection in information technology and stock selection and an underweight exposure to energy helped returns

↓ Not owning Index component firm Rheinmetall AG hurt returns as strong defense-business growth was offset by contract delays and margin pressure

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as shares rallied on robust earnings growth, margin expansion, and higher engine output

↓ Not owning Index component Airbus SE hurt returns as the company delivered solid results and strong order intake

↓ Among sectors, stock selection in the industrials, financials, and consumer staples sectors detracted from performance during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert International Responsible Index ETF - NAV	MSCI World ex USA Index	Calvert International Responsible Index
01/23	$10,000	$10,000	$10,000
03/23	$9,973	$9,961	$10,004
06/23	$10,360	$10,263	$10,378
09/23	$9,834	$9,842	$9,838
12/23	$10,980	$10,876	$11,001
03/24	$11,619	$11,484	$11,655
06/24	$11,652	$11,415	$11,658
09/24	$12,445	$12,300	$12,464
12/24	$11,587	$11,387	$11,595
03/25	$12,100	$12,093	$12,102
06/25	$13,818	$13,550	$13,804
09/25	$14,501	$14,272	$14,562

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert International Responsible Index ETF - NAV (Inception January 30, 2023)	16.52%	14.96%
MSCI World ex USA Index	16.03%	14.28%
Calvert International Responsible Index	16.83%	15.15%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$230,978,657
# of Portfolio Holdings	736
Portfolio Turnover Rate	11%
Total Management Fees Paid	$268,808

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.1%
Energy	0.6%
Real Estate	1.7%
Utilities	3.0%
Communication Services	4.7%
Materials	6.4%
Consumer Staples	6.4%
Consumer Discretionary	8.6%
Health Care	8.7%
Industrials	17.0%
Information Technology	17.0%
Financials	25.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ASML Holding NV	1.6%
Samsung Electronics Co. Ltd.	1.4%
SAP SE	1.2%
Nestle SA	1.0%
HSBC Holdings plc	1.0%
AstraZeneca plc	1.0%
Novartis AG	1.0%
Roche Holding AG	1.0%
Siemens AG	1.0%
Total	14.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

Effective July 1, 2025, Gordon Wotherspoon began serving as a portfolio manager of the Fund. Jennifer Mihara will continue to serve as a portfolio manager of the Fund. Prior to July 1, 2025, the Fund was managed by Jennifer Mihara and James Reber, who intends to retire.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CVIE-TSR-AR

Morgan Stanley ETF Trust -  Calvert Ultra-Short Investment Grade ETF

CVSB | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert Ultra-Short Investment Grade ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSB	$24	0.23%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index).

↑ Allocation to investment grade corporates was the primary driver of outperformance as credit spreads tightened across sectors—particularly within financials and banking

↑ Exposure to securitized credit also supported returns, with strong performance across non-agency residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities

↑ Agency residential mortgage-backed securities exposure contributed positively amid a broader rally in the asset class

↓ A modest underweight to duration detracted slightly from relative performance, as front-end rates declined meaningfully over the year

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert Ultra-Short Investment Grade ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
01/23	$10,000	$10,000	$10,000
03/23	$10,059	$10,018	$10,088
06/23	$10,197	$9,959	$10,150
09/23	$10,354	$9,672	$10,281
12/23	$10,555	$10,334	$10,465
03/24	$10,715	$10,285	$10,563
06/24	$10,865	$10,305	$10,685
09/24	$11,068	$10,840	$10,897
12/24	$11,198	$10,544	$10,993
03/25	$11,338	$10,825	$11,114
06/25	$11,477	$10,976	$11,222
09/25	$11,622	$11,210	$11,357

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert Ultra-Short Investment Grade ETF - NAV (Inception January 30, 2023)	5.01%	5.80%
Bloomberg U.S. Universal Index	3.40%	4.38%
Bloomberg 9-12 Months Short Treasury Index	4.22%	4.89%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$187,564,267
# of Portfolio Holdings	226
Portfolio Turnover Rate	134%
Total Management Fees Paid	$438,959

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
8.9%
AA
33.5%
A
24.5%
BBB
24.8%
B
0.1%
Not Rated
3.3%
Cash & Equivalents
4.9%

Value	Value
Cash & Equivalents	4.9%
Not Rated	3.3%
B	0.1%
BBB	24.8%
A	24.5%
AA	33.5%
AAA	8.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Investment Company	3.8%
Commercial Papers	4.1%
Commercial Mortgage-Backed Securities	12.6%
Asset-Backed Securities	14.8%
U.S. Government and Agency Securities	16.1%
Corporate Bonds	48.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CVSB-TSR-AR

Morgan Stanley ETF Trust -  Calvert US Large-Cap Core Responsible Index ETF

CVLC | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Core Responsible Index ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVLC	$16	0.15%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index).

↓ Not owning Index component Palantir Technologies, Inc. hurt returns, as shares rose sharply due to expanding AI-software contracts and accelerating commercial growth

↓ An underweight position in Tesla, Inc. hurt as it surged over the year, powered by record EV deliveries and strong investor enthusiasm around autonomous-driving progress

↓ Not owning Index component and Facebook parent Meta Platforms, Inc also detracted as it generated double-digit total return amid AI and advertising segments momentum

↓ Among sectors, stock selection and an overweight position in healthcare, along with stock selection in consumer discretionary and information technology sectors, detracted

↑ Not owning Index component and energy major Exxon Mobil Corp. helped as shares lagged due to oil-price weakness and lower refining margins despite strong prior earnings

↑ Not owning Index component Berkshire Hathaway, Inc. contributed to returns as it under-performed the benchmark amid write-downs and slowed growth

↑An overweight position in Broadcom Inc. helped returns as it delivered strong results driven by its AI-networking business and robust semantic-software revenue growth

↑ Among sectors, an underweight position in energy and favorable stock selection in financials contributed to Index-relative returns

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert US Large-Cap Core Responsible Index ETF - NAV	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
01/23	$10,000	$10,000	$10,000
03/23	$10,241	$10,227	$10,246
06/23	$11,128	$11,104	$11,140
09/23	$10,685	$10,755	$10,699
12/23	$12,058	$12,042	$12,080
03/24	$13,278	$13,281	$13,310
06/24	$13,772	$13,756	$13,812
09/24	$14,582	$14,592	$14,632
12/24	$14,979	$14,993	$15,036
03/25	$14,106	$14,320	$14,163
06/25	$15,700	$15,910	$15,774
09/25	$16,837	$17,182	$16,927

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Large-Cap Core Responsible Index ETF - NAV (Inception January 30, 2023)	15.46%	21.58%
Russell 1000® Index	17.75%	22.52%
Calvert US Large-Cap Core Responsible Index	15.68%	21.84%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$605,870,064
# of Portfolio Holdings	789
Portfolio Turnover Rate	7%
Total Management Fees Paid	$684,283

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.2%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.8%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

Effective July 1, 2025, Gordon Wotherspoon began serving as a portfolio manager of the Fund. Jennifer Mihara will continue to serve as a portfolio manager of the Fund. Prior to July 1, 2025, the Fund was managed by Jennifer Mihara and James Reber, who intends to retire.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CVLC-TSR-AR

Morgan Stanley ETF Trust -  Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

CDEI | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CDEI	$15	0.14%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index).

↓ Not owning Index component Tesla, Inc. hurt returns as its shares advanced on resilient vehicle deliveries and growing investor optimism around autonomous-driving technology

↓ An overweight position in Apple Inc. hampered returns as softer hardware demand and modest iPhone sales growth weighed on investor sentiment

↓ Not owning Index component Palantir Technologies Inc. hampered returns as it performed strongly on expanding Artificial Intelligence software contracts and commercial adoption

↓ Among sectors, an overweight position and stock selection in health care, and stock selection in consumer discretionary and information technology sectors hurt returns

↑ An overweight position in NVIDIA Corporation aided returns as sustained AI-chip demand and strong data-center revenue growth supported its robust results

↑ An overweight position in Alphabet, Inc.- Google's parent company - Helped relative returns

↑ An overweight position in Broadcom, Inc. aided returns as demand for AI- related semiconductors and networking products supported its robust earnings growth

↑ Among sectors, underweight positions in energy and materials helped returns

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV	Russell 1000® Index	Calvert US Large-Cap Diversity Research Index
01/23	$10,000	$10,000	$10,000
03/23	$10,442	$10,227	$10,447
06/23	$11,504	$11,104	$11,516
09/23	$10,923	$10,755	$10,937
12/23	$12,403	$12,042	$12,425
03/24	$13,261	$13,281	$13,290
06/24	$13,742	$13,756	$13,777
09/24	$14,381	$14,592	$14,425
12/24	$14,728	$14,993	$14,779
03/25	$13,843	$14,320	$13,895
06/25	$15,413	$15,910	$15,481
09/25	$16,380	$17,182	$16,465

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV (Inception January 30, 2023)	13.90%	20.33%
Russell 1000® Index	17.75%	22.52%
Calvert US Large-Cap Diversity Research Index	14.15%	20.58%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$19,805,415
# of Portfolio Holdings	272
Portfolio Turnover Rate	37%
Total Management Fees Paid	$34,573

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.2%
Energy	0.4%
Materials	0.4%
Real Estate	1.6%
Utilities	2.2%
Industrials	4.3%
Consumer Staples	5.0%
Consumer Discretionary	6.1%
Health Care	10.3%
Communication Services	11.0%
Financials	17.6%
Information Technology	40.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.2%
Apple, Inc.	8.3%
Microsoft Corp.	8.2%
Alphabet, Inc., Class A	6.5%
JPMorgan Chase & Co.	3.4%
Amazon.com, Inc.	3.3%
Eli Lilly & Co.	3.1%
Visa, Inc., Class A	2.7%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
Total	49.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

Effective July 1, 2025, Gordon Wotherspoon began serving as a portfolio manager of the Fund. Jennifer Mihara will continue to serve as a portfolio manager of the Fund. Prior to July 1, 2025, the Fund was managed by Jennifer Mihara and James Reber, who intends to retire.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CDEI-TSR-AR

Morgan Stanley ETF Trust -  Calvert US Mid-Cap Core Responsible Index ETF

CVMC | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Mid-Cap Core Responsible Index ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVMC	$15	0.15%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index).

↓ Not owning Index component Palantir Technologies, Inc. hampered returns, as its shares gained strongly on AI-software contract wins and accelerated commercial growth

↓ Not owning Index component Robinhood Markets, Inc. hurt, as its stocks rallied with a return to profitability and increased retail and crypto trading activity

↓ Not owning Index component Strategy Inc., Inc. hurt, as the company outperformed due to strong software-subscription growth and favorable market positioning

↓ Among sectors, stock selection in information technology and financials, and stock selection and an overweight position in health care hampered returns

↑ An out-of-Index position in Snowflake Inc., aided returns as the company delivered strong product-revenue growth and expanded its enterprise customer base

↑ An out-of-Index position in data storage firm Seagate Technology Holdings Plc helped as robust high-capacity storage demand and supply-chain recovery boosted results

↑ An underweight position in D.R. Horton, Inc. aided returns, as housing affordability challenges and high financing costs weighed on new home orders

↑ Among sectors, an underweight position in materials helped Index-relative returns

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert US Mid-Cap Core Responsible Index ETF - NAV	S&P 500® Index	Calvert US Mid-Cap Core Responsible Index	Russell Midcap® Index
01/23	$10,000	$10,000	$10,000	$10,000
03/23	$9,791	$10,262	$9,792	$9,789
06/23	$10,216	$11,160	$10,224	$10,255
09/23	$9,594	$10,794	$9,603	$9,775
12/23	$10,806	$12,056	$10,827	$11,028
03/24	$11,714	$13,329	$11,744	$11,977
06/24	$11,203	$13,900	$11,236	$11,576
09/24	$12,257	$14,718	$12,301	$12,642
12/24	$12,164	$15,073	$12,214	$12,721
03/25	$11,642	$14,429	$11,693	$12,288
06/25	$12,499	$16,008	$12,561	$13,336
09/25	$13,120	$17,308	$13,193	$14,046

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Mid-Cap Core Responsible Index ETF - NAV (Inception January 30, 2023)	7.04%	10.72%
S&P 500® Index	17.60%	22.86%
Calvert US Mid-Cap Core Responsible Index	7.25%	10.96%
Russell Midcap® Index	11.11%	13.60%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$79,327,386
# of Portfolio Holdings	629
Portfolio Turnover Rate	24%
Total Management Fees Paid	$103,415

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.2%
Energy	0.9%
Communication Services	3.4%
Materials	4.2%
Utilities	6.0%
Consumer Staples	6.3%
Real Estate	7.4%
Consumer Discretionary	10.0%
Health Care	10.8%
Financials	15.2%
Information Technology	15.6%
Industrials	20.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Marvell Technology, Inc.	0.7%
Corning, Inc.	0.6%
TE Connectivity plc	0.6%
Quanta Services, Inc.	0.6%
United Rentals, Inc.	0.6%
Sempra	0.6%
Truist Financial Corp.	0.6%
General Motors Co.	0.5%
Vertiv Holdings Co., Class A	0.5%
Cummins, Inc.	0.5%
Total	5.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

Effective July 1, 2025, Gordon Wotherspoon began serving as a portfolio manager of the Fund. Jennifer Mihara will continue to serve as a portfolio manager of the Fund. Prior to July 1, 2025, the Fund was managed by Jennifer Mihara and James Reber, who intends to retire.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CVMC-TSR-AR

Morgan Stanley ETF Trust -  Calvert US Select Equity ETF

CVSE | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Select Equity ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSE	$30	0.29%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index).

↓ Not owning Index component, Broadcom Inc. hurt returns as its stock surged on AI- semiconductor revenue climb and infrastructure software double digit growth

↓ Not owning Index component, Tesla, Inc. hurt returns as its shares advanced on resilient vehicle deliveries and growing investor optimism around autonomous-driving technology

↓ An overweight position in global professional services firm, Accenture Plc, hurt returns as cautious enterprise spending and macro uncertainty weighed on activity

↓ Among sectors, stock selections in information technology and industrials, and an underweight position in communication services sector detracted

↑ Not owning Index component, UnitedHealth Group helped Index-relative performance as rising medical costs and weaker insurer sentiment pressured its shares

↑ An overweight position in Netflix, Inc. helped returns as subscriber growth and expanding ad-supported offerings drove its investor confidence

↑ An overweight position in Tapestry, Inc. helped returns as its shares strengthened on solid brand performance and improved margins supporting earnings momentum

↑ Among sectors, avoiding the weak energy sector and stock selections in real estate helped returns

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Calvert US Select Equity ETF - NAV	Russell 1000® Index
01/23	$10,000	$10,000
03/23	$10,132	$10,227
06/23	$10,875	$11,104
09/23	$10,300	$10,755
12/23	$11,649	$12,042
03/24	$12,921	$13,281
06/24	$13,068	$13,756
09/24	$13,960	$14,592
12/24	$13,880	$14,993
03/25	$13,241	$14,320
06/25	$14,645	$15,910
09/25	$15,345	$17,182

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Select Equity ETF - NAV (Inception January 30, 2023)	9.92%	17.42%
Russell 1000® Index	17.75%	22.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$14,113,508
# of Portfolio Holdings	163
Portfolio Turnover Rate	37%
Total Management Fees Paid	$63,187

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.1%
Consumer Staples	1.7%
Utilities	2.5%
Materials	2.7%
Real Estate	3.6%
Communication Services	5.1%
Consumer Discretionary	7.0%
Health Care	10.3%
Industrials	12.8%
Financials	16.3%
Information Technology	37.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.5%
Microsoft Corp.	7.6%
Apple, Inc.	6.4%
Netflix, Inc.	2.5%
Parker-Hannifin Corp.	2.2%
BlackRock, Inc.	1.9%
Visa, Inc., Class A	1.8%
American Express Co.	1.7%
Eli Lilly & Co.	1.7%
Eaton Corp. plc	1.7%
Total	36.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024.

The Board of Trustees of Morgan Stanley ETF Trust (the "Trust") approved a Plan of Liquidation with respect to the Fund, a portfolio of the Trust. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund's shareholders and all the issued and outstanding shared of the Fund were redeemed (the "Liquidation"). The Liquidation occurred at the close of business on October 17, 2025.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

CVSE-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance Floating-Rate ETF

EVLN | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Floating-Rate ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVLN	$61	0.59%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index.

↓ The Fund’s underweight to the diversified telecom services and media industries hurt Index-relative performance, as these segments generally outperformed

↓ Loan positioning in the BB and B credit tiers generally weighed on Index-relative returns

↓ The largest single name detractor from relative performance was a Fund overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

↑ An underweight exposure to CCC-rated loans aided Index-relative results, as lower-rated loans generally underperformed higher-rated loans during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Floating-Rate ETF - NAV	Bloomberg U.S. Universal Index	Morningstar LSTA U.S. Leveraged Loan Total Return Index
02/24	$10,000	$10,000	$10,000
03/24	$10,098	$10,037	$10,167
06/24	$10,257	$10,056	$10,360
09/24	$10,464	$10,579	$10,572
12/24	$10,718	$10,290	$10,812
03/25	$10,747	$10,564	$10,864
06/25	$11,025	$10,711	$11,115
09/25	$11,190	$10,939	$11,312

Average Annual Total Returns (%)

	1 Year	Since Inception
Eaton Vance Floating-Rate ETF - NAV (Inception February 6, 2024)	6.94%	7.06%
Bloomberg U.S. Universal Index	3.40%	5.61%
Morningstar LSTA U.S. Leveraged Loan Total Return Index	7.00%	7.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,485,819,315
# of Portfolio Holdings	424
Portfolio Turnover Rate	81%
Total Management Fees Paid	$7,668,476

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Software 11.8%
Financial Services 10.9%
Insurance 5.8%
Commercial Services & Supplies 5.5%
Hotels, Restaurants & Leisure 4.3%
Machinery 3.6%
Chemicals 2.7%
Specialty Retail 2.6%
Health Care Providers & Services 2.6%
Others 50.2%

Value	Value
Others	50.2%
Health Care Providers & Services	2.6%
Specialty Retail	2.6%
Chemicals	2.7%
Machinery	3.6%
Hotels, Restaurants & Leisure	4.3%
Commercial Services & Supplies	5.5%
Insurance	5.8%
Financial Services	10.9%
Software	11.8%

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Corporate Bonds	4.6%
Asset-Backed Securities	7.4%
Investment Company	8.2%
Variable Rate Senior Loan Interests	79.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVLN-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance High Income Municipal ETF

EVYM | NASDAQ

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Income Municipal ETF for the period of February 25, 2025 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVYM	$23	0.39%Footnote Reference1
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.
Footnote[1]	Annualized

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE US Broad Municipal Index (the Index).

↑ An out of index position and security selection in non-rated securities improved returns for the period

↑ Security selection and underweight position in 4% coupon bonds contributed positively to returns as 4% coupon bonds generally underperformed in the index

↑ Security selections in transportation bonds helped Fund returns as transportation bonds in the fund meaningfully outperformed transportation bonds in the index

↓ Security selections and an underweight position in 5% coupon bonds detracted from Index-relative performance during the period

↓ A large overweight to long maturity bonds (22 years and longer) detracted from Fund performance

↓ An underweight position to A-rated bonds detracted from as this was the best performing rating category in the index for the performance period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance High Income Municipal ETF - NAV	ICE U.S. Broad Municipal Index	35% ICE BBB Muni / 35% ICE Core HY Unrated Muni / 30% ICE US Muni Securities Custom IndexFootnote Reference1
02/25	$10,000	$10,000	$10,000
03/25	$9,922	$9,853	$9,846
04/25	$9,786	$9,802	$9,739
05/25	$9,727	$9,786	$9,716
06/25	$9,814	$9,857	$9,781
07/25	$9,703	$9,834	$9,702
08/25	$9,768	$9,918	$9,766
09/25	$10,128	$10,144	$10,050
Footnote	Description
Footnote[1]	The custom blend of 35% ICE BofA BBB Municipal Index/35% ICE Core High Yield and Unrated Municipal Index/30% ICE U.S. Municipal Securities Index are comprised of ICE BofA BBB Municipal Index a benchmark that includes a portfolio of municipal bonds with an investment grade of BBB. ICE Core High Yield and Unrated Municipal Index a benchmark that tracks the performance of publicly traded, U.S. dollar-denominated, tax-exempt debt, including lower-rated and unrated municipal bonds, issued by U.S. states, territories, and their political subdivisions. ICE U.S. Municipal Securities Index a benchmark that is designed to track the performance of USD-denominated municipal debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. market.

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Eaton Vance High Income Municipal ETF - NAV (Inception February 25, 2025)	1.28%
ICE U.S. Broad Municipal Index	1.44%
35% ICE BBB Muni / 35% ICE Core HY Unrated Muni / 30% ICE US Muni Securities Custom IndexFootnote Reference1	0.50%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.
Footnote[1]	The custom blend of 35% ICE BofA BBB Municipal Index/35% ICE Core High Yield and Unrated Municipal Index/30% ICE U.S. Municipal Securities Index are comprised of ICE BofA BBB Municipal Index a benchmark that includes a portfolio of municipal bonds with an investment grade of BBB. ICE Core High Yield and Unrated Municipal Index a benchmark that tracks the performance of publicly traded, U.S. dollar-denominated, tax-exempt debt, including lower-rated and unrated municipal bonds, issued by U.S. states, territories, and their political subdivisions. ICE U.S. Municipal Securities Index a benchmark that is designed to track the performance of USD-denominated municipal debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. market.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$40,450,828
# of Portfolio Holdings	79
Portfolio Turnover Rate	82%
Total Management Fees Paid	$74,609

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AA 5.7%
A 11.2%
BBB 22.8%
BB 18.7%
B 3.0%
Not Rated 37.7%
Cash & Equivalents 0.9%

Value	Value
Cash & Equivalents	0.9%
Not Rated	37.7%
B	3.0%
BB	18.7%
BBB	22.8%
A	11.2%
AA	5.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.1%
Hospital	2.6%
Housing	3.7%
Water & Sewer	4.4%
Transportation	8.4%
General Obligation	8.5%
Education	22.0%
Other Revenue	50.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVYM-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance High Yield ETF

EVHY | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Yield ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVHY	$49	0.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA BB-B U.S. High Yield Index (the Index).

↓ Underweight allocations in the broadcasting, telecommunications, and energy sectors detracted from relative performance

↓ Credit selection in services, healthcare, and energy hampered returns relative to the Index

↓ The Fund’s credit selection in BB-rated securities and overweight position in securities with durations of less than a year also hurt

↑ Selections in the retail, financial services, and air transportation sectors, as well as underweight allocations to, and selections in, the chemicals and technology sectors helped

↑ A small allocation to CCC-rated securities and selections in B-rated securities also contributed to relative returns

↑ An underweight exposure to securities with durations between 1-3 years and an overweight position as well as selections in securities with duration between 3-5 years helped

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance High Yield ETF - NAV	Bloomberg U.S. Universal Index	ICE BofA BB-B U.S. High Yield Index
10/23	$10,000	$10,000	$10,000
12/23	$10,761	$10,760	$10,793
03/24	$10,885	$10,709	$10,932
06/24	$11,037	$10,730	$11,064
09/24	$11,488	$11,288	$11,550
12/24	$11,452	$10,979	$11,530
03/25	$11,586	$11,271	$11,664
06/25	$12,008	$11,429	$12,069
09/25	$12,237	$11,672	$12,344

Average Annual Total Returns (%)

	1 Year	Since Inception
Eaton Vance High Yield ETF - NAV (Inception October 16, 2023)	6.52%	10.85%
Bloomberg U.S. Universal Index	3.40%	8.24%
ICE BofA BB-B U.S. High Yield Index	6.87%	11.38%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$21,252,641
# of Portfolio Holdings	282
Portfolio Turnover Rate	29%
Total Management Fees Paid	$101,469

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

BBB
5.3%
BB
62.5%
B
31.2%
CCC
0.5%
Cash & Equivalents
0.5%

Value	Value
Cash & Equivalents	0.5%
CCC	0.5%
B	31.2%
BB	62.5%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	3.2%
Real Estate	0.3%
Information Technology	4.4%
Consumer Staples	4.9%
Utilities	5.9%
Financials	6.8%
Materials	7.7%
Communication Services	8.5%
Energy	8.5%
Health Care	9.6%
Industrials	19.0%
Consumer Discretionary	21.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVHY-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance Intermediate Municipal Income ETF

EVIM | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Intermediate Municipal Income ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVIM	$10	0.10%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 2-17 Year US Municipal Securities Index (the Index).

↓ Security selections and an overweight position in 4% coupon bonds detracted from Index-relative performance during the period

↓ Security selections in AA-rated bonds also hampered Fund performance

↓ An underweight position to bonds with 4-8 years to maturity detracted from performance, as this was the best performing part of the curve for the year

↑ An out-of-index position in Alternative Minimum Tax (AMT) bonds contributed positively to performance as AMT bonds significantly outperformed the Index

↑ Security selections in bonds with 8-12 years remaining to maturity helped Fund performance relative to the Index during the period

↑ Security selections and an underweight position in State General Obligation (GO) bonds helped Fund returns as GO bonds generally underperformed the Index

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Intermediate Municipal Income ETF - NAV	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year U.S. Municipal Securities Index
10/23	$10,000	$10,000	$10,000
12/23	$10,664	$10,762	$10,614
03/24	$10,678	$10,720	$10,585
06/24	$10,717	$10,718	$10,560
09/24	$10,985	$11,009	$10,850
12/24	$10,891	$10,875	$10,739
03/25	$10,876	$10,851	$10,754
06/25	$10,939	$10,838	$10,846
09/25	$11,278	$11,162	$11,142

Average Annual Total Returns (%)

	1 Year	Since Inception
Eaton Vance Intermediate Municipal Income ETF - NAV (Inception October 16, 2023)	2.67%	6.33%
Bloomberg Municipal Bond Index	1.39%	5.79%
ICE BofA 2-17 Year U.S. Municipal Securities Index	2.69%	5.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$111,282,227
# of Portfolio Holdings	191
Portfolio Turnover Rate	86%
Total Management Fees Paid	$68,617

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
13.5%
AA
47.0%
A
27.3%
BBB
5.3%
BB
1.7%
Not Rated
1.7%
Cash & Equivalents
3.5%

Value	Value
Cash & Equivalents	3.5%
Not Rated	1.7%
BB	1.7%
BBB	5.3%
A	27.3%
AA	47.0%
AAA	13.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	3.1%
Other	1.0%
Housing	1.2%
Certificate of Participation/Lease	1.5%
Water & Sewer	3.3%
Utility	3.8%
Hospital	11.8%
Education	13.1%
Transportation	15.5%
General Obligation	18.5%
Other Revenue	27.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVIM-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance Mortgage Opportunities ETF

EVMO | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Mortgage Opportunities ETF for the period of November 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVMO	$61	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg US MBS Index (the Index).

↑ An underweight in duration helped returns as yields rose on the back-end of the yield curve, with U.S. Treasury 10-year yield rising 37 basis points.

↑ An underweight in low coupon agency Mortgage-Backed Security passthroughs, with longer duration profiles, helped as they were more negatively impacted by the rising rates

↑ Out-of-Index allocations to non-agency residential Mortgage-Backed Security and commercial Mortgage-Backed Security contributed to outperformance due to high cash flow carry

↑ On an absolute basis, all sectors performed well and posted positive returns for the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Mortgage Opportunities ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg Mortgage Backed Securitiess Index
09/15	$10,000	$10,000	$10,000
09/16	$10,723	$10,611	$10,361
09/17	$11,219	$10,713	$10,393
09/18	$11,345	$10,606	$10,297
09/19	$12,244	$11,674	$11,100
09/20	$12,547	$12,454	$11,583
09/21	$12,929	$12,479	$11,534
09/22	$11,661	$10,617	$9,921
09/23	$12,075	$10,788	$9,904
09/24	$13,755	$12,090	$11,124
09/25	$14,722	$12,502	$11,501

Average Annual Total Returns (%)

	1 Year	5 years	10 years
Eaton Vance Mortgage Opportunities ETF - NAV	7.03%	3.25%	3.94%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg Mortgage Backed Securitiess Index	3.39%	-0.14%	1.41%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$699,364,441
# of Portfolio Holdings	683
Portfolio Turnover Rate	105%
Total Management Fees Paid	$1,284,223

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
6.1%
AA
50.9%
A
3.2%
BBB
3.9%
BB
2.2%
B
1.7%
CCC
1.8%
CC
0.1%
Not Rated
36.7%
Cash & Equivalents
-6.6%

Value	Value
Cash & Equivalents	-6.6%
Not Rated	36.7%
CC	0.1%
CCC	1.8%
B	1.7%
BB	2.2%
BBB	3.9%
A	3.2%
AA	50.9%
AAA	6.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Commercial Papers	1.0%
Investment Company	3.1%
Corporate Bonds	3.2%
U.S. Government and Agency Securities	6.9%
Asset-Backed Securities	17.8%
Mortgage-Backed Securities	33.9%
Commercial Mortgage-Backed Securities	34.1%

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024.

For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2026 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-836-2414.

The Fund converted from Morgan Stanley Mortgage Securities Trust on August 1, 2025. The conversion, approved by the Board of Trustees in March 2025, was deemed in the best interest of shareholders. The Fund and its former corresponding fund have the same investment objectives and principal investment strategies. Returns prior to the conversion are those of the former corresponding fund.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVMO-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance Short Duration Income ETF

EVSD | NASDAQ

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Income ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSD	$23	0.22%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index).

↑ Exposure to securitized credit was the primary driver of outperformance, with strong contributions from positioning in asset-backed securities, commercial mortgage-backed securities, and non-agency residential mortgage-backed securities

↑ Limited but selective exposure to high yield corporate issuers added value, as spreads tightened and several key names outperformed

↑ Agency residential mortgage-backed securities also contributed positively, benefiting from a sector-wide rally

↓ Duration and curve positioning modestly detracted from relative performance, as the yield curve steepened and front-end rates rallied significantly

↓ An underweight to investment grade credit—particularly within industrials—detracted as spreads tightened across sectors

↓ Underweights to sovereign and government-related debt also detracted, as these sectors posted positive returns during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Short Duration Income ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit 1-5 Year Index	Short Duration Income Blend IndexFootnote Reference1
09/15	$10,000	$10,000	$10,000	$10,000
09/16	$10,743	$10,611	$10,308	$10,049
09/17	$10,989	$10,713	$10,467	$10,109
09/18	$11,185	$10,606	$10,473	$10,219
09/19	$11,624	$11,674	$11,171	$10,565
09/20	$11,996	$12,454	$11,738	$10,959
09/21	$12,184	$12,479	$11,865	$10,992
09/22	$11,499	$10,617	$10,933	$10,435
09/23	$11,981	$10,788	$11,340	$10,724
09/24	$13,052	$12,090	$12,405	$11,565
09/25	$13,820	$12,502	$13,016	$12,135
Footnote	Description
Footnote[1]	The Short Duration Income Blend Index is a performance linked benchmark of the old benchmarks represented by the Bloomberg 1-3 Year U.S. Government/Credit Index (benchmark that tracks the securities in the 1-3 year maturity range of the Bloomberg U.S. Government/Credit Index) for periods from the Fund’s inception to January 8, 2016, the ICE BofA 1-Year U.S. Treasury Note Index (benchmark that tracks one-year U.S. government securities) from January 9, 2016 to July 31, 2019, the Bloomberg 1-3 Year U.S. Government/Credit Index from August 1, 2019 to June 13, 2024, and the Fund’s new additional index represented by the Bloomberg U.S. Credit 1-5 Year Index for periods thereafter.

Average Annual Total Returns (%)

	1 Year	5 years	10 years
Eaton Vance Short Duration Income ETF - NAV	5.88%	2.87%	3.29%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Credit 1-5 Year Index	4.93%	2.09%	2.67%
Short Duration Income Blend IndexFootnote Reference1	4.93%	2.06%	1.95%
Footnote	Description
Footnote[1]	The Short Duration Income Blend Index is a performance linked benchmark of the old benchmarks represented by the Bloomberg 1-3 Year U.S. Government/Credit Index (benchmark that tracks the securities in the 1-3 year maturity range of the Bloomberg U.S. Government/Credit Index) for periods from the Fund’s inception to January 8, 2016, the ICE BofA 1-Year U.S. Treasury Note Index (benchmark that tracks one-year U.S. government securities) from January 9, 2016 to July 31, 2019, the Bloomberg 1-3 Year U.S. Government/Credit Index from August 1, 2019 to June 13, 2024, and the Fund’s new additional index represented by the Bloomberg U.S. Credit 1-5 Year Index for periods thereafter.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$666,607,725
# of Portfolio Holdings	501
Portfolio Turnover Rate	124%
Total Management Fees Paid	$806,145

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
5.3%
AA
30.4%
A
19.2%
BBB
26.8%
BB
3.1%
B
0.1%
CCC
0.1%
Not Rated
11.0%
Cash & Equivalents
4.0%

Value	Value
Cash & Equivalents	4.0%
Not Rated	11.0%
CCC	0.1%
B	0.1%
BB	3.1%
BBB	26.8%
A	19.2%
AA	30.4%
AAA	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Commercial Papers	0.5%
Foreign Government and Agency Securities	0.6%
Mortgage-Backed Securities	5.8%
Investment Companies	6.0%
U.S. Government and Agency Securities	8.5%
Commercial Mortgage-Backed Securities	14.4%
Asset-Backed Securities	21.6%
Corporate Bonds	42.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVSD-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance Short Duration Municipal Income ETF

EVSM | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Municipal Income ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSM	$19	0.19%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year US Municipal Securities Index (the Index).

↑ An out-of-index position in Alternative Minimum Tax (AMT) bonds contributed positively to performance as AMT bonds significantly outperformed the Index

↑ An out-of-index position in bonds with 4-6 years remaining to maturity boosted Fund performance relative to the Index during the period

↑ Security selections and an underweight position in State General Obligation (GO) bonds helped Fund returns as GO bonds generally underperformed the Index

↓ An overweight to bonds with 0-1 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections in A-rated bonds also hampered Fund performance

↓ An overweight position to hospital bonds detracted from performance relative to the Index

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Short Duration Municipal Income ETF - NAV	Bloomberg Municipal Bond Index	ICE BofA 1-3 Year US Municipal Securities Index	Short Duration Municipal Income Blended IndexFootnote Reference1
12/18	$10,000	$10,000	$10,000	$10,000
09/19	$10,120	$10,720	$10,232	$10,103
09/20	$10,212	$11,158	$10,498	$10,167
09/21	$10,218	$11,452	$10,555	$10,174
09/22	$10,280	$10,135	$10,178	$10,260
09/23	$10,538	$10,405	$10,397	$10,430
09/24	$11,147	$11,484	$10,966	$11,000
09/25	$11,548	$11,644	$11,307	$11,343
Footnote	Description
Footnote[1]	The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index from the Fund’s inception to July 30, 2023 and the Fund's new additional benchmark represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter.

Average Annual Total Returns (%)

	1 Year	5 years	Since Inception
Eaton Vance Short Duration Municipal Income ETF - NAV (Inception December 19, 2018)	3.59%	2.49%	2.14%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.27%
ICE BofA 1-3 Year US Municipal Securities Index	3.11%	1.50%	1.83%
Short Duration Municipal Income Blended IndexFootnote Reference1	3.11%	2.21%	1.88%
Footnote	Description
Footnote[1]	The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index from the Fund’s inception to July 30, 2023 and the Fund's new additional benchmark represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$481,060,021
# of Portfolio Holdings	269
Portfolio Turnover Rate	23%
Total Management Fees Paid	$536,100

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
13.6%
AA
41.3%
A
22.2%
BBB
2.9%
BB
1.7%
Not Rated
0.9%
Cash & Equivalents
17.4%

Value	Value
Cash & Equivalents	17.4%
Not Rated	0.9%
BB	1.7%
BBB	2.9%
A	22.2%
AA	41.3%
AAA	13.6%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	2.6%
Certificate of Participation/Lease	0.2%
Housing	0.4%
Other	0.7%
Utility	4.8%
Water & Sewer	5.1%
Education	10.5%
Transportation	11.2%
General Obligation	13.7%
Hospital	15.7%
Other Revenue	35.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVSM-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance Total Return Bond ETF

EVTR | NYSE

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Total Return Bond ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVTR	$30	0.30%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index).

↑ High yield corporate exposure was the top contributor to relative performance, supported by strong security selection and out-of-benchmark positioning

↑ Overweight positions in securitized credit—including commercial mortgage-backed securities, asset-backed securities, and non-agency residential mortgage-backed securities —added via sector allocation and security selection

↑ Overweight positioning within the agency mortgage-backed securities sector contributed positively to returns

↑ An underweight to government-related debt was beneficial, as the sector underperformed during the quarter

↓ Exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↓ An underweight to U.S. Treasuries detracted, given the rally in rates over the period

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Total Return Bond ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
09/15	$10,000	$10,000	$10,000
09/16	$11,480	$10,611	$10,519
09/17	$11,800	$10,713	$10,527
09/18	$11,757	$10,606	$10,399
09/19	$13,030	$11,674	$11,470
09/20	$13,848	$12,454	$12,271
09/21	$14,070	$12,479	$12,161
09/22	$11,878	$10,617	$10,385
09/23	$12,119	$10,788	$10,452
09/24	$13,811	$12,090	$11,661
09/25	$14,391	$12,502	$11,998

Average Annual Total Returns (%)

	1 Year	5 years	10 years
Eaton Vance Total Return Bond ETF - NAV	4.20%	0.77%	3.71%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,247,617,590
# of Portfolio Holdings	705
Portfolio Turnover Rate	401%
Total Management Fees Paid	$5,428,308

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
4.8%
AA
64.0%
A
9.0%
BBB
22.1%
BB
3.7%
B
3.6%
CCC
0.3%
Not Rated
5.4%
Cash & Equivalents
-12.9%

Value	Value
Cash & Equivalents	-12.9%
Not Rated	5.4%
CCC	0.3%
B	3.6%
BB	3.7%
BBB	22.1%
A	9.0%
AA	64.0%
AAA	4.8%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Foreign Government and Agency Securities	0.4%
Investment Companies	0.5%
Commercial Mortgage-Backed Securities	8.8%
Asset-Backed Securities	11.2%
Corporate Bonds	25.3%
Mortgage-Backed Securities	26.1%
U.S. Government and Agency Securities	27.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVTR-TSR-AR

Morgan Stanley ETF Trust -  Eaton Vance Ultra-Short Income ETF

EVSB | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Ultra-Short Income ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSB	$17	0.16%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index).

↑ Allocation to investment grade corporates was the primary driver of outperformance as credit spreads tightened—particularly within the financial sector—with banks leading performance

↑ Exposure to securitized credit also supported returns, with strong performance across non-agency residential mortgage-backed securities, asset-based securities, and commercial mortgage-backed securities as spreads rallied

↑ Agency residential mortgage-backed securities exposure contributed positively, benefiting from a broader rally in the sector and supportive demand dynamic

↓ A modest underweight to duration detracted slightly, as front-end interest rates declined meaningfully over the year, leading to a rally in short-duration assets

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Eaton Vance Ultra-Short Income ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
10/23	$10,000	$10,000	$10,000
12/23	$10,178	$10,760	$10,153
03/24	$10,330	$10,709	$10,249
06/24	$10,480	$10,730	$10,367
09/24	$10,679	$11,288	$10,572
12/24	$10,805	$10,979	$10,665
03/25	$10,943	$11,271	$10,783
06/25	$11,080	$11,429	$10,888
09/25	$11,227	$11,672	$11,019

Average Annual Total Returns (%)

	1 Year	Since Inception
Eaton Vance Ultra-Short Income ETF - NAV (Inception October 16, 2023)	5.13%	6.08%
Bloomberg U.S. Universal Index	3.40%	8.24%
Bloomberg 9-12 Months Short Treasury Index	4.22%	5.09%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$239,380,593
# of Portfolio Holdings	272
Portfolio Turnover Rate	136%
Total Management Fees Paid	$258,405

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
9.3%
AA
30.5%
A
23.3%
BBB
30.2%
BB
1.8%
Not Rated
3.8%
Cash & Equivalents
1.1%

Value	Value
Cash & Equivalents	1.1%
Not Rated	3.8%
BB	1.8%
BBB	30.2%
A	23.3%
AA	30.5%
AAA	9.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Foreign Government and Agency Securities	0.2%
Investment Companies	0.5%
Commercial Papers	3.1%
U.S. Government and Agency Securities	12.1%
Commercial Mortgage-Backed Securities	12.3%
Asset-Backed Securities	17.3%
Corporate Bonds	54.5%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVSB-TSR-AR

Morgan Stanley ETF Trust -  Parametric Equity Plus ETF

PEPS | NASDAQ

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Plus ETF for the period of November 7, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
PEPS	$28	0.28%Footnote Reference1
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operations for the full year.
Footnote[1]	Annualized

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index).

↑The strategy’s core element, Beta-neutral Call Writing, combining call writing with incremental equity exposure aiming to capture the Volatility Risk Premium, outperformed

↑The Fund’s equity portfolio, which tracks the Index while aiming to optimize tax efficiency, outperformed the Index during the period

↓The Tail Risk Hedge overlay, with a fixed annual budget of 0.50%, detracted, as the Index's largest drawdown during the period was not sufficient to trigger the hedge’s monetization

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Parametric Equity Plus ETF - NAV	S&P 500® Index
11/24	$10,000	$10,000
12/24	$9,896	$9,870
01/25	$10,217	$10,145
02/25	$10,085	$10,013
03/25	$9,417	$9,449
04/25	$9,332	$9,385
05/25	$9,899	$9,975
06/25	$10,424	$10,483
07/25	$10,738	$10,718
08/25	$11,032	$10,935
09/25	$11,494	$11,334

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Parametric Equity Plus ETF - NAV (Inception November 7, 2024)	14.94%
S&P 500® Index	13.34%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$24,197,627
# of Portfolio Holdings	204
Portfolio Turnover Rate	24%
Total Management Fees Paid	$56,261

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	3.0%
Other	0.7%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.7%
Industrials	7.7%
Health Care	8.8%
Consumer Discretionary	10.0%
Communication Services	10.5%
Financials	12.6%
Information Technology	32.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.1%
Microsoft Corp.	6.6%
Apple, Inc.	6.3%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.2%
Tesla, Inc.	2.0%
JPMorgan Chase & Co.	1.7%
Total	37.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

PEPS-TSR-AR

Morgan Stanley ETF Trust -  Parametric Equity Premium Income ETF

PAPI | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Premium Income ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAPI	$29	0.29%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index).

↓ The Fund’s use of derivatives ― specifically, written call options on the SPDR® S&P 500® ETF Trust ― detracted from Index-relative returns during the period

↓ An out-of-Index allocation to Cogent Communications Holdings Inc. detracted due to overhang from unprofitable legacy Sprint landline assets

↓ An overweight position in Huntsman Corporation was a relative headwind due to tariff issues as 2/3rd of revenue comes from ex-US locations

↓ An overweight position in ManpowerGroup Inc. underperformed due to a slower jobs growth and weakening U.S. labor market

↑ An out-of-Index allocation to InterDigital, Inc. aided returns following a favorable licensing agreement with Samsung to use IDCC technology

↑ An underweight position in UnitedHealth Group boosted relative results by minimizing the major drawdown following poor earnings due to Medicade and ACA exchange exposure

↑ An overweight position in Premier, Inc. lifted performance due to strong earnings results and divestitures of certain underperforming assets

↑ An out-of-Index allocation to CVR Energy, Inc. was additive to results as refiners benefitted from reduced crack spreads and decreased throughput

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Parametric Equity Premium Income ETF - NAV	S&P 500® Index	Russell 1000® Value Index
10/23	$10,000	$10,000	$10,000
12/23	$10,433	$10,944	$10,952
03/24	$11,165	$12,099	$11,936
06/24	$10,879	$12,617	$11,677
09/24	$11,638	$13,360	$12,778
12/24	$11,359	$13,682	$12,525
03/25	$11,719	$13,097	$12,793
06/25	$11,430	$14,530	$13,277
09/25	$11,961	$15,711	$13,985

Average Annual Total Returns (%)

	1 Year	Since Inception
Parametric Equity Premium Income ETF - NAV (Inception October 16, 2023)	2.78%	9.57%
S&P 500® Index	17.60%	26.02%
Russell 1000® Value Index	9.44%	18.73%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$250,647,067
# of Portfolio Holdings	195
Portfolio Turnover Rate	27%
Total Management Fees Paid	$488,055

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	1.0%
Communication Services	5.4%
Consumer Staples	9.6%
Materials	9.7%
Financials	10.3%
Industrials	10.4%
Consumer Discretionary	10.4%
Utilities	10.6%
Information Technology	10.7%
Health Care	10.9%
Energy	11.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Corning, Inc.	0.8%
InterDigital, Inc.	0.8%
Newmont Corp.	0.7%
CVR Energy, Inc.	0.7%
Electronic Arts, Inc.	0.7%
Royal Gold, Inc.	0.7%
Baker Hughes Co., Class A	0.7%
HF Sinclair Corp.	0.6%
Steven Madden Ltd.	0.6%
UnitedHealth Group, Inc.	0.6%
Total	6.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

PAPI-TSR-AR

Morgan Stanley ETF Trust -  Parametric Hedged Equity ETF

PHEQ | NYSE Arca

Annual Shareholder Report September 30, 2025

This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Hedged Equity ETF for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PHEQ	$31	0.29%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index).

↓ The defensive put-spread collar structure was the primary driver of the Fund’s underperformance relative to the Index during the period

↓ Written call options were the largest detractor from Fund performance as the Index advanced above sold call strikes during the period

↓ Long put spreads detracted from performance relative to the Index due to time decay and financial tranches that expired “out of the money” during the period

↑ The Fund’s equity portfolio, which closely tracks the Index while seeking to optimize tax efficiencies, outperformed the Index during the period

Fund Performance

Comparison of the change in value of $10,000 investment for the period indicated.

	Parametric Hedged Equity ETF - NAV	S&P 500® Index
10/23	$10,000	$10,000
12/23	$10,600	$10,944
03/24	$11,019	$12,099
06/24	$11,350	$12,617
09/24	$11,776	$13,360
12/24	$12,136	$13,682
03/25	$11,848	$13,097
06/25	$12,720	$14,530
09/25	$13,331	$15,711

Average Annual Total Returns (%)

	1 Year	Since Inception
Parametric Hedged Equity ETF - NAV (Inception October 16, 2023)	13.21%	15.81%
S&P 500® Index	17.60%	26.02%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$110,533,245
# of Portfolio Holdings	202
Portfolio Turnover Rate	13%
Total Management Fees Paid	$246,293

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	1.5%
Other	1.3%
Real Estate	1.6%
Materials	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.9%
Industrials	8.1%
Health Care	8.6%
Consumer Discretionary	10.1%
Communication Services	10.6%
Financials	12.7%
Information Technology	33.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.3%
Microsoft Corp.	6.8%
Apple, Inc.	6.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.0%
Alphabet, Inc., Class A	2.5%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.2%
Tesla, Inc.	2.0%
JPMorgan Chase & Co.	1.8%
Total	38.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

PHEQ-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees have determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2024 and September 30, 2025 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2025
                                                                        Registrant                                Covered Entities(1)
Audit Fees                                                       $1,063,656                                          $          N/A
Non-Audit Fees
            Audit Related Fees                             $                      -(2)                  $                      -(2)
            Tax Fees                                              $                      -(3)                  $                      -(4)
            All Other Fees                                     $                                              $                      -(5)
Total Non-Audit Fees                                     $                                              $

Total                                                                $1,063,656                                          $-

2024

Registrant                                Covered Entities(1)
Audit Fees                                                       $842,635                                             $          N/A
Non-Audit Fees
            Audit Related Fees                             $                      -(2)                  $                      -(2)
            Tax Fees                                              $                      -(3)                  $                      -(4)
                All Other Fees                                                      $                                                              $372,395 (5)
Total Non-Audit Fees                                                         $                                                              $372,395

Total                                                                                      $842,635                                                               $372,395

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) whose members are:
Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a) Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Morgan Stanley
ETF Trust
Annual Financial Statements and Additional Information | September 30, 2025
Morgan Stanley
Investment Management
Ticker Symbol
Ticker Symbol
Calvert International Responsible Index ETF CVIE
Calvert Ultra-Short Investment Grade ETF CVSB
Calvert US Large-Cap Core Responsible Index ETF CVLC
Calvert US Large-Cap Diversity, Equity and
Inclusion Index ETF CDEI
Calvert US Mid-Cap Core Responsible Index ETF CVMC
Calvert US Select Equity ETF CVSE
Eaton Vance Floating-Rate ETF EVLN
Eaton Vance High Income Municipal ETF EVYM
Eaton Vance High Yield ETF EVHY
Eaton Vance Intermediate Municipal Income ETF EVIM
Eaton Vance Mortgage Opportunities ETF EVMO
Eaton Vance Short Duration Income ETF EVSD
Eaton Vance Short Duration Municipal Income ETF EVSM
Eaton Vance Total Return Bond ETF EVTR
Eaton Vance Ultra-Short Income ETF EVSB
Parametric Equity Plus ETF PEPS
Parametric Equity Premium Income ETF PAPI
Parametric Hedged Equity ETF PHEQ

Morgan Stanley ETF Trust
Annual Report — September 30, 2025
Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments
Calvert International Responsible Index ETF
...........................................................
3
Calvert Ultra-Short Investment Grade ETF
.............................................................
11
Calvert US Large-Cap Core Responsible Index ETF
....................................................
18
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
........................................
27
Calvert US Mid-Cap Core Responsible Index ETF
......................................................
31
Calvert US Select Equity ETF
.........................................................................
39
Eaton Vance Floating-Rate ETF
.......................................................................
42
Eaton Vance High Income Municipal ETF
..............................................................
59
Eaton Vance High Yield ETF
..........................................................................
63
Eaton Vance Intermediate Municipal Income ETF
......................................................
69
Eaton Vance Mortgage Opportunities ETF
............................................................
76
Eaton Vance Short Duration Income ETF
..............................................................
87
Eaton Vance Short Duration Municipal Income ETF
....................................................
99
Eaton Vance Total Return Bond ETF
..................................................................
108
Eaton Vance Ultra-Short Income ETF
..................................................................
121
Parametric Equity Plus ETF
..........................................................................
129
Parametric Equity Premium Income ETF
..............................................................
134
Parametric Hedged Equity ETF
.......................................................................
138
Statements of Assets and Liabilities
.....................................................................
142
Statements of Operations
...............................................................................
147
Statements of Changes in Net Assets
...................................................................
153
Financial Highlights
.....................................................................................
164
Notes to Financial Statements
...........................................................................
182
Report of Independent Registered Public Accounting Firm
................................................
217

Morgan Stanley ETF Trust
Annual Report — September 30, 2025
Table of Contents (unaudited) (cont’d)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by a Fund will decline and, therefore, the value of a Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in a Fund. Please see the prospectus for more complete information on investment risks.
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval
................................................................
219
Federal Tax Notice
..........................................................................................
225
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Annual Report — September 30, 2025
Portfolio of Investments
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.5%)
Australia ( 4 .9% )
ANZ Group Holdings Ltd. 33,699 $ 740,537
APA Group 9,115 53,559
ASX Ltd. 1,672 64,822
BlueScope Steel Ltd. 13,637 204,746
Brambles Ltd. 19,197 315,026
CAR Group Ltd. 1,757 42,761
Cochlear Ltd. 853 157,617
Coles Group Ltd. 21,570 332,415
Commonwealth Bank of Australia 16,664 1,840,334
Computershare Ltd. 3,974 95,428
Evolution Mining Ltd. 44,140 316,317
Fortescue Ltd. 36,550 451,778
Goodman Group 20,713 449,276
Insurance Australia Group Ltd. 29,534 160,250
Macquarie Group Ltd. 3,952 573,556
Medibank Pvt. Ltd. 33,236 106,003
National Australia Bank Ltd. 31,624 923,865
Northern Star Resources Ltd. 32,967 517,652
Pro Medicus Ltd. 553 112,810
Qantas Airways Ltd. 20,635 149,104
QBE Insurance Group Ltd. 17,662 240,634
REA Group Ltd. 519 79,351
Scentre Group 35,072 94,685
SGH Ltd. 1,995 65,912
Sonic Healthcare Ltd. 3,629 51,484
South32 Ltd. 104,755 189,927
Stockland 29,923 121,176
Suncorp Group Ltd. 12,855 172,335
Technology One Ltd. 2,264 57,617
Telstra Group Ltd. 41,153 131,253
Transurban Group 42,423 387,384
Vicinity Ltd. 39,769 66,314
Wesfarmers Ltd. 13,005 791,870
Westpac Banking Corp. 34,660 893,758
WiseTech Global Ltd. 1,889 112,808
Woolworths Group Ltd. 13,928 246,071
11,310,435
Austria ( 0 .3% )
ANDRITZ AG 757 53,237
Erste Group Bank AG 2,613 255,240
Mondi plc 3,855 53,090
OMV AG 3,748 199,863
Verbund AG(a) 1,157 84,084
645,514
Belgium ( 0 .7% )
Ackermans & van Haaren NV 202 51,700
Ageas SA/NV 180 12,447
Anheuser-Busch InBev SA/NV 9,486 565,762
D'ieteren Group 188 35,139
Elia Group SA/NV 648 74,671
Groupe Bruxelles Lambert NV 1,867 166,698
KBC Group NV 1,512 180,090
Lotus Bakeries NV 5 47,079
Sofina SA(a) 49 14,440
Syensqo SA 732 59,041
Shares Value
UCB SA 1,131 $ 312,045
1,519,112
Brazil ( 0 .0% ) (b)
Yara International ASA 1,870 68,320
Canada ( 9 .9% )
Agnico Eagle Mines Ltd. 7,578 1,276,341
Alimentation Couche-Tard, Inc.(a) 11,134 594,021
AltaGas Ltd.(a) 5,608 172,789
Bank of Montreal 7,510 978,615
Bank of Nova Scotia (The)(a) 13,547 875,975
Brookfield Asset Management Ltd., Class A 4,138 235,489
Brookfield Corp., Class A 13,746 943,167
CAE, Inc.(a)(c) 5,361 158,746
Cameco Corp.(a) 9,623 807,621
Canadian Imperial Bank of Commerce(a) 10,621 848,718
Canadian National Railway Co. 6,476 610,699
Canadian Pacific Kansas City Ltd.(a) 10,953 815,749
Canadian Tire Corp. Ltd., Class A 666 79,282
CCL Industries, Inc., Class B 1,976 111,373
Celestica, Inc.(a)(c) 1,269 312,276
CGI, Inc. 3,101 276,209
Constellation Software, Inc. 240 651,516
Descartes Systems Group, Inc. (The)(c) 602 56,683
Dollarama, Inc. 3,318 437,584
Element Fleet Management Corp.(a) 621 16,082
Emera, Inc. 1,126 54,023
Empire Co. Ltd., Class A 2,671 95,866
FirstService Corp. 57 10,860
Fortis, Inc. 4,599 233,271
George Weston Ltd. 1,041 63,498
Gildan Activewear, Inc.(a) 1,464 84,577
Great-West Lifeco, Inc. 3,263 132,424
Hydro One Ltd.(d) 6,107 217,872
iA Financial Corp., Inc.(a) 511 58,098
IGM Financial, Inc. 387 14,087
Intact Financial Corp. 1,736 337,757
Kinross Gold Corp. 31,674 786,103
Loblaw Cos. Ltd. 9,840 380,605
Magna International, Inc. 3,890 184,312
Manulife Financial Corp. 21,933 683,348
Metro, Inc., Class A 4,146 278,456
National Bank of Canada(a) 3,936 418,092
Nutrien Ltd.(a) 5,669 332,922
Open Text Corp.(a) 2,288 85,523
Power Corp. of Canada(a) 7,958 344,349
RB Global, Inc. 2,245 243,164
Rogers Communications, Inc., Class B(a) 1,566 53,910
Royal Bank of Canada 14,044 2,069,918
Saputo, Inc.(a) 2,905 70,553
Shopify, Inc., Class A(c) 12,725 1,890,509
Stantec, Inc.(a) 885 95,444
Sun Life Financial, Inc. 6,693 401,907
Teck Resources Ltd., Class B 14,115 619,186
TELUS Corp. 3,286 51,756
TFI International, Inc.(a) 709 62,397
Thomson Reuters Corp.(a) 1,964 304,966
TMX Group Ltd. 3,171 121,308
Toromont Industries Ltd.(a) 1,075 119,357

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Canada (cont’d)
Toronto-Dominion Bank (The) 17,409 $ 1,392,020
WSP Global, Inc.(a) 1,597 313,846
22,865,219
Chile ( 0 .3% )
Antofagasta plc 8,928 330,320
Lundin Mining Corp.(a) 20,313 303,009
633,329
China ( 0 .7% )
BOC Hong Kong Holdings Ltd. 47,000 220,688
Chow Tai Fook Jewellery Group Ltd.(a) 38,000 75,981
Lenovo Group Ltd. 56,000 83,115
Prosus NV 14,903 1,048,762
Wharf Holdings Ltd. (The)(a) 41,000 117,279
1,545,825
Congo, Democratic Republic of the ( 0 .1% )
Ivanhoe Mines Ltd., Class A(a)(c) 15,056 159,680
Denmark ( 1 .5% )
AP Moller - Maersk A/S, Class B(a) 42 82,341
Carlsberg A/S, Class B 662 76,924
Coloplast A/S, Class B 920 78,571
Danske Bank A/S 6,694 285,214
Demant A/S(c) 1,251 43,326
DSV A/S 1,564 311,051
Genmab A/S(c) 672 203,723
Jyske Bank A/S 161 17,928
Novo Nordisk A/S, Class B 28,682 1,554,762
Novonesis Novozymes B, Class B 4,344 265,844
Orsted A/S(a)(c)(d) 4,862 86,832
Pandora A/S 872 113,614
ROCKWOOL A/S, Class B 2,102 78,056
Tryg A/S 334 8,473
Vestas Wind Systems A/S 11,447 215,687
3,422,346
Finland ( 0 .9% )
Amer Sports, Inc.(c) 1,346 46,773
Elisa OYJ 1,476 77,391
Fortum OYJ 4,378 82,780
Kesko OYJ, Class B 3,838 81,559
Kone OYJ, Class B 2,933 199,722
Metso OYJ 5,281 72,449
Neste OYJ 11,240 205,665
Nokia OYJ 55,832 267,377
Nordea Bank Abp 26,412 432,887
Orion OYJ, Class B 1,210 92,552
Sampo OYJ, Class A 14,560 167,147
Stora Enso OYJ, Class R 10,339 113,325
UPM-Kymmene OYJ 4,779 130,563
Valmet OYJ 3,153 104,686
Wartsila OYJ Abp 3,293 98,393
2,173,269
France ( 6 .8% )
Accor SA 2,040 96,521
Air Liquide SA 6,255 1,298,804
Alstom SA(c) 2,402 62,380
Amundi SA(d) 124 9,812
Arkema SA 756 47,574
Shares Value
AXA SA 17,793 $ 848,964
BioMerieux 429 57,317
BNP Paribas SA 9,924 900,993
Bouygues SA 3,425 154,089
Bureau Veritas SA 3,469 108,499
Capgemini SE 1,389 201,480
Carrefour SA 3,438 52,049
Cie de Saint-Gobain SA 7,938 854,235
Cie Generale des Etablissements Michelin SCA 7,035 252,243
Covivio SA 1,006 67,559
Credit Agricole SA 10,845 212,889
Danone SA 7,859 684,264
Dassault Systemes SE 6,675 223,427
Eiffage SA 869 110,901
Elis SA 2,303 66,190
Engie SA 19,470 417,287
EssilorLuxottica SA 3,028 981,187
Gecina SA 496 49,673
Getlink SE 4,646 85,420
Hermes International SCA 322 787,466
Ipsen SA 361 48,147
Kering SA 547 181,455
Legrand SA 2,741 452,461
L'Oreal SA 2,170 938,823
LVMH Moet Hennessy Louis Vuitton SE 2,204 1,346,849
Orange SA 18,650 302,384
Pernod Ricard SA 1,070 104,946
Publicis Groupe SA 2,634 252,591
Renault SA 1,497 61,163
Rexel SA 2,772 90,604
Safran SA 3,749 1,320,894
Sartorius Stedim Biotech 202 40,803
SCOR SE 2,457 86,539
Societe Generale SA 5,849 387,025
Sodexo SA 694 43,632
SPIE SA 976 52,481
Technip Energies NV 1,224 57,596
Thales SA 1,052 329,278
Unibail-Rodamco-Westfield 800 84,006
Veolia Environnement SA 7,516 255,724
Vinci SA 5,356 741,695
15,810,319
Germany ( 7 .3% )
adidas AG 1,632 343,739
Allianz SE 3,776 1,584,430
Aumovio SE(c) 617 25,440
Bayerische Motoren Werke AG 2,965 297,422
Bechtle AG(a) 1,418 65,327
Beiersdorf AG 642 67,083
BioNTech SE ADR(a)(c) 813 80,178
Brenntag SE 1,714 102,427
Carl Zeiss Meditec AG 774 38,311
Commerzbank AG 9,767 367,974
Continental AG 1,235 81,371
CTS Eventim AG & Co. KGaA 837 81,955
Daimler Truck Holding AG 6,785 278,967
Deutsche Boerse AG 1,774 475,079
Deutsche Post AG 10,155 452,339
Deutsche Telekom AG 34,440 1,172,998

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Germany (cont’d)
E.ON SE 19,613 $ 368,772
Evonik Industries AG 4,379 75,935
GEA Group AG 1,930 142,413
Hannover Rueck SE 580 174,731
HeidelbergCement AG 3,020 679,166
Henkel AG & Co. KGaA 1,964 145,613
Infineon Technologies AG 14,671 571,853
KION Group AG 1,554 104,816
Knorr-Bremse AG 753 70,592
LEG Immobilien SE 1,289 102,454
Mercedes-Benz Group AG 6,626 415,957
Merck KGaA 1,516 194,806
MTU Aero Engines AG 585 268,478
Muenchener Rueckversicherungs-Gesellschaft
AG 1,362 868,927
Nemetschek SE 1,059 137,760
SAP SE 10,547 2,822,019
Scout24 SE(d) 751 93,990
Siemens AG 7,996 2,151,662
Siemens Energy AG(c) 7,904 922,587
Siemens Healthineers AG(d) 3,049 164,737
Symrise AG, Class A 1,600 139,083
Talanx AG 544 72,299
thyssenkrupp AG 13,003 178,233
Volkswagen AG 1,726 189,976
Vonovia SE 6,813 212,368
Zalando SE(c)(d) 3,134 95,703
16,879,970
Hong Kong ( 1 .4% )
AIA Group Ltd. 99,600 955,434
CK Infrastructure Holdings Ltd. 500 3,283
CLP Holdings Ltd. 16,500 136,653
Hang Seng Bank Ltd. 12,200 185,776
Hong Kong & China Gas Co. Ltd. 70,000 60,807
Hong Kong Exchanges & Clearing Ltd. 11,900 675,898
Hongkong Land Holdings Ltd. 9,400 59,502
Link REIT 38,500 197,894
Power Assets Holdings Ltd. 7,000 44,328
Prudential plc 20,139 281,954
Sino Land Co. Ltd. 76,000 96,197
Sun Hung Kai Properties Ltd.(a) 11,500 137,729
Swire Pacific Ltd., Class A 2,500 21,187
Techtronic Industries Co. Ltd. 14,500 185,490
WH Group Ltd.(d) 106,500 115,369
Wharf Real Estate Investment Co. Ltd. 34,000 100,489
3,257,990
Ireland ( 0 .5% )
AerCap Holdings NV 2,163 261,723
AIB Group plc 14,002 126,827
Bank of Ireland Group plc 13,739 226,066
Kerry Group plc, Class A 2,410 217,161
Kingspan Group plc 4,962 412,455
1,244,232
Israel ( 0 .5% )
Bank Hapoalim BM 14,442 293,532
Check Point Software Technologies Ltd.(c) 1,499 310,158
Mizrahi Tefahot Bank Ltd. 1,326 87,234
Shares Value
Nice Ltd.(c) 1,214 $ 176,539
Nova Ltd.(c) 516 164,945
Wix.com Ltd.(c) 756 134,288
1,166,696
Italy ( 2 .6% )
A2A SpA 21,766 56,910
Banca Monte dei Paschi di Siena SpA(a) 20,490 181,384
Banco BPM SpA 6,573 98,199
BPER Banca SpA 6,226 68,974
Coca-Cola HBC AG 2,288 107,823
Enel SpA 87,729 830,784
Ferrari NV 1,197 578,437
FinecoBank Banca Fineco SpA 5,870 126,841
Generali 11,048 433,358
Hera SpA 11,317 50,888
Infrastrutture Wireless Italiane SpA(d) 3,968 46,633
Intesa Sanpaolo SpA 152,767 1,006,905
Moncler SpA 2,251 131,796
Poste Italiane SpA(d) 5,368 127,243
PRADA SpA 8,700 52,321
Prysmian SpA 3,386 334,644
Recordati Industria Chimica e Farmaceutica
SpA 1,242 75,387
Reply SpA 273 38,847
Ryanair Holdings plc 4,050 117,446
Snam SpA 28,283 169,947
Telecom Italia SpA(c) 206,655 108,040
Terna - Rete Elettrica Nazionale 19,346 196,196
UniCredit SpA 15,058 1,139,755
6,078,758
Japan ( 16 .8% )
Advantest Corp. 8,100 802,414
Aeon Co. Ltd. 26,700 324,080
AGC, Inc. 6,600 215,336
Aisin Corp.(a) 11,000 190,418
Ajinomoto Co., Inc. 13,600 390,476
ANA Holdings, Inc. 2,500 48,365
Asahi Group Holdings Ltd. 19,900 238,918
Asahi Kasei Corp. 9,800 77,169
Asics Corp. 5,400 141,386
Astellas Pharma, Inc.(a) 11,700 126,624
Bandai Namco Holdings, Inc. 4,200 139,872
BayCurrent, Inc. 1,100 64,712
Bridgestone Corp. 4,600 213,009
Canon, Inc.(a) 9,600 281,538
Capcom Co. Ltd. 3,100 84,331
Central Japan Railway Co. 5,100 146,325
Chugai Pharmaceutical Co. Ltd. 7,700 335,731
Dai Nippon Printing Co. Ltd. 10,000 170,098
Daifuku Co. Ltd. 3,200 102,631
Dai-ichi Life Holdings, Inc. 25,900 204,209
Daiichi Sankyo Co. Ltd. 17,500 392,281
Daikin Industries Ltd. 2,800 323,386
Daito Trust Construction Co. Ltd. 500 10,971
Daiwa House Industry Co. Ltd. 7,500 269,804
Daiwa Securities Group, Inc.(a) 25,600 208,162
Denso Corp. 15,500 223,824
Disco Corp. 900 283,051

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Japan (cont’d)
East Japan Railway Co. 9,100 $ 222,754
Ebara Corp. 5,000 114,379
Eisai Co. Ltd.(a) 2,500 84,103
FANUC Corp. 10,800 311,253
Fast Retailing Co. Ltd. 1,500 456,841
Fuji Electric Co. Ltd. 2,500 168,104
FUJIFILM Holdings Corp. 13,200 328,561
Fujikura Ltd. 2,600 254,137
Fujitsu Ltd. 16,000 376,942
Hankyu Hanshin Holdings, Inc.(a) 2,500 73,774
Hoya Corp. 3,500 484,583
Hulic Co. Ltd. 13,800 151,172
IHI Corp. 8,400 156,771
Isuzu Motors Ltd. 12,200 154,227
ITOCHU Corp. 11,100 632,441
Japan Airlines Co. Ltd. 3,200 64,547
Japan Exchange Group, Inc. 8,100 90,511
Japan Post Bank Co. Ltd. 12,600 154,598
Kajima Corp. 1,900 55,451
Kao Corp. 4,200 183,211
Kawasaki Heavy Industries Ltd.(a) 1,300 85,884
KDDI Corp. 30,900 493,217
Keyence Corp. 2,100 783,568
Kikkoman Corp.(a) 8,700 73,831
Kirin Holdings Co. Ltd. 6,300 92,337
Komatsu Ltd. 10,100 352,409
Kubota Corp. 10,900 137,314
Kyocera Corp. 17,600 236,773
Kyowa Kirin Co. Ltd.(a) 4,800 74,604
LY Corp. 41,800 134,571
M3, Inc. 7,500 121,006
Makita Corp. 3,200 103,994
Marubeni Corp. 11,500 287,568
MEIJI Holdings Co. Ltd.(a) 3,000 62,197
Mitsubishi Chemical Group Corp.(a) 31,000 178,452
Mitsubishi Electric Corp. 25,900 666,043
Mitsubishi Estate Co. Ltd. 15,300 352,070
Mitsubishi HC Capital, Inc.(a) 20,700 171,118
Mitsubishi Heavy Industries Ltd. 36,600 960,012
Mitsubishi UFJ Financial Group, Inc. 117,500 1,902,120
Mitsui Fudosan Co. Ltd. 34,400 375,205
Mizuho Financial Group, Inc. 24,400 822,985
MonotaRO Co. Ltd. 2,900 42,279
MS&AD Insurance Group Holdings, Inc. 13,300 301,821
Murata Manufacturing Co. Ltd. 18,100 344,596
NEC Corp. 9,500 304,429
Nidec Corp. 7,100 126,435
Nintendo Co. Ltd. 10,100 874,534
Nippon Paint Holdings Co. Ltd.(a) 12,900 88,102
Nippon Sanso Holdings Corp.(a) 1,200 42,576
Nissin Foods Holdings Co. Ltd.(a) 2,600 48,981
Nitori Holdings Co. Ltd.(a) 2,000 38,591
Nitto Denko Corp.(a) 6,300 149,827
Nomura Holdings, Inc. 42,900 314,893
Nomura Research Institute Ltd. 3,500 134,263
NTT, Inc. 229,100 239,658
Obayashi Corp. 6,700 110,047
Olympus Corp. 12,800 161,942
Shares Value
Oracle Corp. Japan 100 $ 10,211
Oriental Land Co. Ltd. 9,000 217,081
ORIX Corp. 13,300 349,127
Osaka Gas Co. Ltd.(a) 6,400 185,615
Otsuka Corp. 6,400 133,639
Otsuka Holdings Co. Ltd. 3,700 196,628
Pan Pacific International Holdings Corp. 8,500 56,040
Panasonic Holdings Corp. 19,600 213,382
Rakuten Group, Inc.(c) 15,300 99,310
Recruit Holdings Co. Ltd. 15,300 823,842
Renesas Electronics Corp. 14,200 163,811
Resona Holdings, Inc.(a) 27,600 281,907
Ryohin Keikaku Co. Ltd. 2,700 53,768
Sanrio Co. Ltd. 1,300 61,104
SCREEN Holdings Co. Ltd.(a) 200 18,203
Secom Co. Ltd. 3,000 110,052
Seibu Holdings, Inc. 1,700 61,535
Sekisui Chemical Co. Ltd. 9,000 167,664
Sekisui House Ltd. 9,000 204,909
Seven & i Holdings Co. Ltd. 19,000 255,800
Shimadzu Corp. 2,400 60,615
Shin-Etsu Chemical Co. Ltd. 18,900 620,223
Shionogi & Co. Ltd. 8,100 141,942
Shiseido Co. Ltd. 4,100 70,059
SMC Corp. 400 122,879
SoftBank Corp. 341,900 503,308
SoftBank Group Corp. 10,100 1,276,117
Sompo Holdings, Inc. 9,900 306,268
Sony Financial Group, Inc.(c) 64,200 71,196
Sony Group Corp. 64,200 1,848,922
Subaru Corp.(a) 3,800 77,858
Sumitomo Electric Industries Ltd. 11,000 313,744
Sumitomo Mitsui Financial Group, Inc. 37,700 1,064,579
Sumitomo Mitsui Trust Group, Inc. 6,400 186,047
Suntory Beverage & Food Ltd. 3,200 100,078
T&D Holdings, Inc. 5,700 139,604
Takeda Pharmaceutical Co. Ltd. 17,500 510,616
TDK Corp. 21,300 309,450
Terumo Corp. 15,100 249,446
Tokio Marine Holdings, Inc. 17,800 754,561
Tokyo Electron Ltd. 4,300 766,460
Tokyo Gas Co. Ltd. 5,900 210,012
Tokyu Corp.(a) 8,000 97,589
TOPPAN Holdings, Inc. 4,700 120,611
Toray Industries, Inc. 26,400 168,752
Toyo Suisan Kaisha Ltd. 700 50,056
Toyota Industries Corp. 800 90,016
Toyota Motor Corp. 98,300 1,894,079
Trend Micro, Inc. 1,300 71,204
West Japan Railway Co.(a) 6,400 140,347
Yamaha Motor Co. Ltd.(a) 14,700 110,336
Yaskawa Electric Corp. 2,400 51,234
Yokogawa Electric Corp. 2,400 69,054
Yokohama Financial Group, Inc. 9,900 76,115
ZOZO, Inc.(a) 9,000 82,767
38,707,505
Luxembourg ( 0 .1% )
Eurofins Scientific SE 2,005 145,428

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Netherlands ( 3 .9% )
ABN AMRO Bank NV CVA(d) 4,226 $ 135,202
Adyen NV(c)(d) 285 456,735
Aegon Ltd. 11,240 90,157
Akzo Nobel NV 2,184 155,386
Argenx SE(c) 748 542,018
ASM International NV 585 350,827
ASML Holding NV 3,807 3,701,283
ASR Nederland NV 216 14,653
BE Semiconductor Industries NV 813 121,079
Euronext NV(d) 846 126,540
IMCD NV 621 64,159
ING Groep NV 27,615 715,702
JDE Peet's NV 1,879 68,828
Koninklijke Ahold Delhaize NV 12,088 488,912
Koninklijke KPN NV 41,392 198,613
Koninklijke Vopak NV 1,838 84,245
Nebius Group NV, Class A(c) 1,920 215,558
NN Group NV 1,753 123,281
NXP Semiconductors NV 2,731 621,931
Randstad NV 1,142 48,495
Universal Music Group NV(a) 9,264 267,124
Wolters Kluwer NV 2,522 343,915
8,934,643
New Zealand ( 0 .2% )
Auckland International Airport Ltd. 18,052 82,469
Fisher & Paykel Healthcare Corp. Ltd. 5,037 108,194
Meridian Energy Ltd. 11,432 36,916
Xero Ltd.(c) 1,065 110,992
338,571
Norway ( 0 .6% )
DNB Bank ASA 9,153 249,013
Gjensidige Forsikring ASA 2,758 80,864
Kongsberg Gruppen ASA 7,047 225,225
Mowi ASA 8,331 175,977
Norsk Hydro ASA 34,186 231,571
Orkla ASA 15,480 161,632
Salmar ASA 1,263 67,456
Telenor ASA 10,290 170,545
Vend Marketplaces ASA, Class A 2,402 85,398
1,447,681
Portugal ( 0 .1% )
Banco Comercial Portugues SA, Class R 69,321 61,300
EDP SA 16,044 76,043
Jeronimo Martins SGPS SA 4,024 97,795
235,138
Singapore ( 1 .2% )
CapitaLand Integrated Commercial Trust 33,500 59,471
CapitaLand Investment Ltd. 27,900 58,181
DBS Group Holdings Ltd. 21,550 854,516
Grab Holdings Ltd., Class A(c) 26,120 157,242
Oversea-Chinese Banking Corp. Ltd. 33,900 432,045
Singapore Airlines Ltd. 25,100 126,867
Singapore Exchange Ltd. 10,200 130,707
Singapore Technologies Engineering Ltd. 24,100 160,860
Singapore Telecommunications Ltd. 101,800 325,930
STMicroelectronics NV 7,118 199,312
Shares Value
United Overseas Bank Ltd. 13,600 $ 364,579
2,869,710
South Africa ( 0 .3% )
Anglo American plc 20,052 751,057
South Korea ( 3 .9% )
Doosan Enerbility Co. Ltd.(c) 6,959 310,986
Hana Financial Group, Inc. 3,951 245,556
HD Hyundai Electric Co. Ltd. 405 167,998
HMM Co. Ltd. 4,545 64,949
Hyundai Mobis Co. Ltd. 1,157 246,153
Hyundai Motor Co. 1,762 270,005
Kakao Corp. 2,284 97,022
KB Financial Group, Inc. 3,832 315,453
Kia Corp. 2,720 195,220
Krafton, Inc.(c) 273 56,914
LG Chem Ltd. 819 162,276
LG Electronics, Inc. 810 43,645
LG Energy Solution Ltd.(c) 693 171,639
Meritz Financial Group, Inc. 938 75,880
NAVER Corp. 1,714 328,006
POSCO Holdings, Inc. 1,669 328,316
Samsung Biologics Co. Ltd.(c)(d) 257 182,623
Samsung C&T Corp. 787 103,546
Samsung Electro-Mechanics Co. Ltd. 675 93,092
Samsung Electronics Co. Ltd. 54,021 3,230,364
Samsung Heavy Industries Co. Ltd.(c) 7,632 119,127
Samsung Life Insurance Co. Ltd. 785 87,617
Samsung SDS Co. Ltd. 465 54,419
Shinhan Financial Group Co. Ltd. 5,327 268,808
SK Hynix, Inc. 6,046 1,497,441
SK Square Co. Ltd.(c) 779 111,877
Woori Financial Group, Inc. 3,517 65,048
8,893,980
Spain ( 2 .7% )
Aena SME SA(d) 8,160 222,932
Amadeus IT Group SA 4,255 337,202
Banco Bilbao Vizcaya Argentaria SA 49,207 943,986
Banco de Sabadell SA 22,347 86,580
Banco Santander SA 139,965 1,458,228
Bankinter SA 11,557 181,886
CaixaBank SA 38,689 406,353
Cellnex Telecom SA(d) 5,284 182,946
EDP Renovaveis SA 9,448 124,235
Grifols SA 4,567 66,085
Iberdrola SA 64,542 1,220,365
Industria de Diseno Textil SA 10,107 557,352
Redeia Corp. SA 4,322 83,421
Telefonica SA(a) 52,447 270,809
6,142,380
Sweden ( 2 .7% )
AAK AB 1,969 51,157
AddTech AB, Class B 2,157 69,927
Alfa Laval AB 3,058 139,154
Assa Abloy AB, Class B 10,360 359,404
Atlas Copco AB, Class A 43,523 734,599
Beijer Ref AB, Class B 5,580 86,921
Boliden AB 8,716 354,310

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Sweden (cont’d)
Castellum AB(a) 8,113 $ 91,606
Epiroc AB, Class A 10,049 211,774
EQT AB 3,957 136,854
Essity AB, Class B 5,587 145,871
H & M Hennes & Mauritz AB, Class B(a) 6,383 118,820
Hexagon AB, Class B 23,184 275,566
Holmen AB, Class B 1,157 43,923
Industrivarden AB, Class A 2,702 107,111
Indutrade AB 2,891 66,268
Investment AB Latour, Class B 406 9,613
Investor AB, Class B 19,058 595,259
L E Lundbergforetagen AB, Class B 840 43,577
Lifco AB, Class B 2,356 79,531
Nibe Industrier AB, Class B 26,211 103,124
Saab AB, Class B 3,900 237,992
Sagax AB, Class B 2,119 44,183
Sandvik AB 11,194 311,288
Skandinaviska Enskilda Banken AB, Class A 14,902 291,094
Skanska AB, Class B 2,715 70,338
SKF AB, Class B 4,194 103,888
SSAB AB, Class A 25,873 154,616
Svenska Cellulosa AB SCA, Class B 7,759 102,485
Svenska Handelsbanken AB, Class A 10,772 140,051
Sweco AB, Class B 727 12,108
Swedbank AB, Class A 8,793 264,507
Swedish Orphan Biovitrum AB(c) 1,994 60,745
Tele2 AB, Class B 1,354 23,091
Telia Co. AB 18,975 72,337
Trelleborg AB, Class B 2,456 91,437
Volvo AB, Class B 18,015 515,704
6,320,233
Switzerland ( 4 .0% )
ABB Ltd. 16,148 1,162,745
Accelleron Industries AG 903 75,945
Avolta AG 702 37,973
Baloise Holding AG 708 174,676
Barry Callebaut AG(a) 47 64,355
Belimo Holding AG 209 218,307
BKW AG 271 57,839
Chocoladefabriken Lindt & Spruengli AG 1 150,242
Cie Financiere Richemont SA 4,405 838,890
DSM-Firmenich AG 1,990 169,433
Emmi AG 2 1,726
Flughafen Zurich AG 353 107,578
Galderma Group AG 1,137 197,534
Geberit AG 742 556,651
Georg Fischer AG 1,764 137,278
Givaudan SA 82 332,924
Helvetia Holding AG 366 89,517
Julius Baer Group Ltd. 1,944 134,216
Kuehne + Nagel International AG 361 67,184
Logitech International SA 1,195 130,271
Lonza Group AG 681 451,006
On Holding AG, Class A(c) 1,995 84,488
Partners Group Holding AG 156 202,533
PSP Swiss Property AG 570 97,882
Schindler Holding AG 628 226,018
SFS Group AG 78 10,465
Shares Value
SGS SA 1,818 $ 188,366
SIG Group AG(c) 2,938 30,282
Sika AG 1,444 321,252
Sonova Holding AG 489 133,054
Straumann Holding AG 769 82,015
Sulzer AG 297 50,293
Swatch Group AG (The), Class BR(a) 353 66,272
Swiss Life Holding AG 238 255,804
Swiss Prime Site AG 951 132,964
Swisscom AG 237 171,933
Temenos AG 1,021 82,342
UBS Group AG 25,442 1,039,029
VAT Group AG(d) 322 127,174
Zurich Insurance Group AG 1,224 871,200
9,329,656
Taiwan ( 6 .4% )
Accton Technology Corp. 3,000 102,861
Advantech Co. Ltd. 1,099 11,503
Alchip Technologies Ltd. 1,000 113,689
ASE Technology Holding Co. Ltd. 35,000 188,333
Asia Vital Components Co. Ltd. 2,000 64,374
Cathay Financial Holding Co. Ltd. 125,000 269,046
Chang Hwa Commercial Bank Ltd. 226,497 146,029
Chunghwa Telecom Co. Ltd. 35,000 153,307
CTBC Financial Holding Co. Ltd. 199,000 280,107
Delta Electronics, Inc. 16,000 448,323
E Ink Holdings, Inc. 5,000 39,455
E.Sun Financial Holding Co. Ltd. 112,111 122,675
Elite Material Co. Ltd. 2,000 80,386
Eva Airways Corp. 100,000 125,008
Evergreen Marine Corp. Taiwan Ltd. 19,000 111,589
Far EasTone Telecommunications Co. Ltd. 51,000 147,923
Fubon Financial Holding Co. Ltd. 116,306 336,958
Hotai Motor Co. Ltd. 1,020 19,846
Jentech Precision Industrial Co. Ltd. 1,000 79,073
King Slide Works Co. Ltd. 1,000 107,947
Lite-On Technology Corp. 28,000 158,475
MediaTek, Inc. 13,000 560,896
Mega Financial Holding Co. Ltd. 178,819 249,354
Novatek Microelectronics Corp. 2,000 27,987
Quanta Computer, Inc. 35,000 333,027
Realtek Semiconductor Corp. 1,000 18,046
Taiwan Mobile Co. Ltd. 33,000 118,020
Taiwan Semiconductor Manufacturing Co. Ltd. 210,000 8,991,732
TCC Group Holdings Co. Ltd. 134,000 105,519
TS Financial Holding Co. Ltd. 271,045 160,076
Uni-President Enterprises Corp. 95,000 244,373
United Microelectronics Corp. 155,000 231,651
Wan Hai Lines Ltd. 33,000 80,448
Wiwynn Corp. 1,000 108,767
Yageo Corp. 12,000 66,934
Yang Ming Marine Transport Corp. 36,000 62,603
Yuanta Financial Holding Co. Ltd. 180,549 206,448
14,672,788
United Kingdom ( 9 .5% )
3i Group plc 9,637 529,967
Admiral Group plc 1,980 89,260
Ashtead Group plc 4,947 330,332

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
United Kingdom (cont’d)
Associated British Foods plc 3,492 $ 96,323
AstraZeneca plc 15,455 2,324,227
Auto Trader Group plc(d) 11,237 119,118
Aviva plc 29,748 274,375
BAE Systems plc 40,585 1,123,859
Barclays plc 136,920 699,010
Barratt Redrow plc 12,905 67,671
Beazley plc 2,899 35,363
Berkeley Group Holdings plc 1,339 69,080
BT Group plc 84,220 216,511
Bunzl plc 2,950 93,076
Centrica plc 34,311 76,877
Coca-Cola Europacific Partners plc(a) 3,283 296,816
Compass Group plc 22,025 749,126
ConvaTec Group plc(d) 21,061 65,544
Croda International plc 1,498 54,476
DCC plc(a) 2,551 163,720
Diageo plc 21,840 521,511
Diploma plc 1,229 87,685
Halma plc 7,248 336,300
Hikma Pharmaceuticals plc 2,292 52,341
Howden Joinery Group plc 6,374 72,308
HSBC Holdings plc 168,602 2,369,567
ICG plc 3,205 95,950
IMI plc 989 30,406
Informa plc 20,595 254,159
InterContinental Hotels Group plc 2,386 287,970
International Consolidated Airlines Group SA 24,149 125,398
Intertek Group plc 2,287 145,239
Investec plc 6,502 48,576
J Sainsbury plc 23,836 107,071
Kingfisher plc 26,410 109,647
Land Securities Group plc 6,773 53,014
Legal & General Group plc 67,701 216,702
Lloyds Banking Group plc 690,955 778,910
London Stock Exchange Group plc 3,564 408,191
LondonMetric Property plc 20,172 49,348
M&G plc 29,770 101,295
Marks & Spencer Group plc 13,539 66,370
Melrose Industries plc 17,484 143,155
National Grid plc 51,780 743,395
NatWest Group plc 71,171 499,264
Next plc 1,512 251,644
Pearson plc 4,637 65,887
Persimmon plc 2,914 45,422
Phoenix Group Holdings plc 17,515 151,582
Reckitt Benckiser Group plc 5,937 456,564
RELX plc 22,231 1,063,489
Rentokil Initial plc 25,823 130,513
Rightmove plc 9,160 87,294
Sage Group plc (The) 12,460 184,332
Schroders plc 18,587 93,991
Segro plc 4,480 39,489
Severn Trent plc 3,197 111,275
Smith & Nephew plc 11,002 197,904
Smiths Group plc 4,668 147,658
Spirax Group plc 669 61,317
SSE plc 9,954 233,137
Shares Value
St. James's Place plc 4,024 $ 68,731
Standard Chartered plc 20,276 391,449
Taylor Wimpey plc 35,834 49,663
Tesco plc 86,947 520,946
Unilever plc 25,342 1,499,628
UNITE Group plc (The) 4,395 42,499
United Utilities Group plc 9,181 141,564
Verona Pharma plc ADR(c) 1,038 110,765
Vodafone Group plc 237,618 275,344
Weir Group plc (The) 3,376 124,043
Whitbread plc 2,722 117,878
Wise plc, Class A(c) 10,758 149,748
21,992,259
United States ( 8 .7% )
Alcon AG 4,838 360,153
Amrize Ltd.(c) 10,394 501,257
ARM Holdings plc ADR(c) 11,201 1,584,829
Chubb Ltd. 3,195 901,789
CSL Ltd. 5,371 704,401
CyberArk Software Ltd.(c) 817 394,734
Experian plc 9,764 488,758
Ferrovial SE 5,340 305,823
Galaxy Digital, Inc., Class A(c) 1,738 58,783
Garmin Ltd. 1,362 335,352
GFL Environmental, Inc. 2,689 127,446
GSK plc 43,809 927,675
Haleon plc 75,970 339,620
Holcim AG 7,562 639,690
ICON plc(c) 796 139,300
James Hardie Industries plc CDI(c) 13,851 257,359
Monday.com Ltd.(c) 576 111,565
Nestle SA 25,817 2,369,761
Novartis AG 18,190 2,287,774
QIAGEN NV 2,331 104,149
Roche Holding AG 6,916 2,257,984
Sanofi SA 11,783 1,086,647
Schneider Electric SE 6,258 1,745,696
Spotify Technology SA(c) 1,381 963,938
Stellantis NV 16,220 149,755
Swiss Re AG 2,485 459,041
Waste Connections, Inc. 3,266 574,161
20,177,440
Total Common Stocks
(Cost $187,694,342) 229,739,483
Preferred Stocks (0.0%)(b)
Germany ( 0 .0% ) (b)
FUCHS SE 3.07%
(acquisition cost — $53,891;
acquired 6/20/25) 1,021 45,647
No. of
Rights
Rights (0.0%) (b)
Belgium
(
0.0%
)(b)
Sofina SA
Expires 10/02/2025 (a)(c)
(
Cost $0
)   49 109

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
No. of
Warrants Value
Warrants (0.0%)(b)
Canada (
0.0%
)(b)
Constellation Software, Inc.
Expires 03/31/2040 (c)(e)
(
Cost $0
) 97 –
Shares
Short-Term Investments ( 0 .6% )
Investment Company
(
0.0%
)(b)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $118,157)
118,157 $ 118,157
Security held as Collateral on Loaned Securities ( 0 .6% )
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $1,359,824)
1,359,824 1,359,824
Total Short-Term Investments
(Cost $1,477,981)
1,477,981
Total Investments ( 100 .1% )
(Cost $ 189,226,214 ) including
$ 9,798,608 of Securities Loaned (f) 231,263,220
Liabilities in Excess of Other Assets
(
-0.1%
) (284,563)
NET ASSETS (100.0%) $230,978,657
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) All or a portion of this security was on loan at September 30, 2025.
(b) Amount is less than 0.05%.
(c) Non-income producing security.
(d) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e) At September 30, 2025, the fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's Directors.
(f) At September 30, 2025, the aggregate cost for federal income tax purposes is $191,820,632. The aggregate gross unrealized appreciation is $46,056,212 and the aggregate gross unrealized depreciation is $6,594,635, resulting in net unrealized appreciation of $39,461,577.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
REIT Real Estate Investment Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Financials 25 .8%
Information Technology 17 .0
Industrials 17 .0
Other** 10 .1
Health Care 8 .7
Consumer Discretionary 8 .6
Consumer Staples 6 .4
Materials 6 .4
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (94.6%)
Asset-Backed Securities ( 15 .3% )
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) $ 324,850 $ 330,518
2024-B
5.12%, 9/15/32(a) 312,590 315,385
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 78,508 79,303
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 71,635 71,969
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 401,090 402,393
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 1,403,641 1,409,720
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 625,625 617,591
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 799,420 803,230
Chesapeake Funding II LLC,
2024-1A
SOFR30A + 0.77%,
5.14%, 5/15/36(a)(b) 126,171 126,099
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 155,869 156,475
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 642,080 650,876
2025-A
4.91%, 2/20/32(a) 700,000 704,821
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 208,125 205,980
2019-1A
4.02%, 5/20/49(a) 557,420 555,605
2021-1A
2.05%, 11/20/51(a) 442,750 431,206
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 135,032 135,443
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 1,683,109 1,682,899
2020-2A
3.24%, 1/20/51(a) 675,535 653,492
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 69,115 69,313
2024-2
5.74%, 12/20/26(a) 103,848 104,366
Face
Amount Value
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) $ 81,059 $ 82,082
2024-2A
5.89%, 6/15/30(a) 44,879 45,312
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 68,308 68,826
GS Mortgage-Backed Securities Trust,
2025-HE1
SOFR30A + 1.55%,
5.91%, 10/25/55(a)(b) 441,027 444,740
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
6.09%, 3/20/54(a)(b) 458,980 461,759
2024-HE1
SOFR30A + 1.50%,
5.89%, 8/25/54(a)(b) 1,205,175 1,209,942
2024-HE2
SOFR30A + 1.20%,
5.59%, 10/20/54(a)(b) 143,073 143,180
LAD Auto Receivables Trust,
2023-3A
6.12%, 9/15/27(a) 16,916 16,934
Lendbuzz Securitization Trust,
2023-1A
6.92%, 8/15/28(a) 399,481 405,120
2023-2A
7.09%, 10/16/28(a) 443,789 451,125
2023-3A
7.50%, 12/15/28(a) 429,092 437,032
2024-1A
6.19%, 8/15/29(a) 73,185 73,673
2024-3A
4.97%, 10/15/29(a) 179,797 180,000
2025-2A
5.18%, 5/15/30(a) 190,000 190,604
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 207,000 208,682
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 275,435 277,685
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.75%, 7/25/50(a)(b) 89,015 89,689
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.96%, 2/25/55(a)(b) 832,545 840,684
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 7,804 7,817
2024-2A
5.80%, 7/20/32(a) 245,852 248,144
2024-3A
4.94%, 5/20/30(a) 1,446,925 1,455,297

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (15.3%) (cont’d)
2024-RVM1
5.01%, 1/22/46(a) $ 379,397 $ 384,718
OneMain Financial Issuance Trust,
2021-1A
1.95%, 6/16/36(a) 277,000 261,497
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) 276,102 276,352
Oportun Issuance Trust,
2024-1A
6.55%, 4/8/31(a) 60,817 60,838
2025-A
5.01%, 2/8/33(a) 525,000 525,820
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 42,458 42,573
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 156,164 156,643
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 706,485 713,184
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 290,455 293,082
2024-2A
4.74%, 4/20/27(a) 180,316 180,728
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.52%, 7/25/51(a)(b) 392,272 392,283
2021-1A
CME Term SOFR 1 Month + 2.61%,
6.77%, 7/25/51(a)(b) 491,523 497,410
2021-1A
CME Term SOFR 1 Month + 6.01%,
10.17%, 7/25/51(a)(b) 159,855 164,881
Prosper Marketplace Issuance Trust,
2024-1A
6.12%, 8/15/29(a) 14,362 14,368
RCKT Trust,
2025-1A
4.90%, 7/25/34(a) 371,926 372,840
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 348,186 350,025
2025-1A
4.96%, 8/16/32(a) 271,165 271,978
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 536,283 531,399
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 307,868 309,493
Stack Infrastructure Issuer LLC,
2021-1A
1.88%, 3/26/46(a) 1,090,000 1,074,846
Face
Amount Value
Tesla Lease Electric Vehicle Securitization LLC,
2025-A
4.14%, 6/20/28(a) $ 895,000 $ 896,087
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 1,216,392 1,222,125
2022-3A
8.95%, 4/15/29(a) 492,976 499,832
2023-1A
7.58%, 4/15/29(a) 2,200 2,203
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.69%, 9/25/65(a)(b) 625,000 627,439
Tricolor Auto Securitization Trust,
2024-2A
6.36%, 12/15/27(a) 39,491 37,957
2024-3A
5.22%, 6/15/28(a) 250,783 228,847
Truist Bank Auto Credit-Linked Notes,
2025-1
4.73%, 9/26/33(a) 754,101 755,585
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 465,009 462,451
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 129,220 130,020
28,582,515
Commercial Mortgage-Backed Securities ( 13 .0% )
BPR Trust
CME Term SOFR 1 Month + 3.00%,
7.15%, 5/15/39(a)(b) 150,000 150,831
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.06%,
5.21%, 9/15/36(a)(b) 411,752 410,607
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
5.36%, 12/25/41(a)(b) 35,855 35,963
SOFR30A + 1.00%,
5.36%, 7/25/45(a)(b) 556,675 558,468
SOFR30A + 2.95%,
7.30%, 6/25/42(a)(b) 230,420 236,937
Extended Stay America Trust
CME Term SOFR 1 Month + 1.30%,
0.00%, 10/15/42(a)(b) 515,000 517,897
CME Term SOFR 1 Month + 1.19%,
5.34%, 7/15/38(a)(b) 463,802 464,162
CME Term SOFR 1 Month + 1.49%,
5.64%, 7/15/38(a)(b) 674,621 675,274
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
5.71%, 2/25/44(a)(b) 78,139 78,545
FHLMC, REMIC
SOFR30A + 0.51%,
4.89%, 1/15/42(b) 208,182 206,849
SOFR30A + 0.66%,
5.04%, 4/15/36(b) 173,710 172,438

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (13.0%) (cont’d)
SOFR30A + 1.00%,
5.36%, 3/25/55(b) $ 370,738 $ 370,963
SOFR30A + 1.00%,
5.36%, 3/25/55(b) 895,748 896,284
SOFR30A + 1.10%,
5.46%, 5/25/54(b) 697,433 700,819
SOFR30A + 1.15%,
5.51%, 7/25/55(b) 678,768 680,105
SOFR30A + 1.20%,
5.56%, 3/25/54(b) 2,090,525 2,097,076
SOFR30A + 1.25%,
5.61%, 3/25/54(b) 558,814 563,112
SOFR30A + 1.25%,
5.61%, 5/25/54(b) 936,049 940,677
SOFR30A + 1.40%,
5.76%, 1/25/54(b) 621,382 626,022
SOFR30A + 1.43%,
5.79%, 12/25/54(b) 2,080,326 2,091,499
FHLMC, Strips
SOFR30A + 1.30%,
5.66%, 10/25/53(b) 302,835 304,677
FNMA, REMIC
SOFR30A + 0.36%,
4.72%, 6/25/36(b) 153,328 152,317
SOFR30A + 0.65%,
5.01%, 2/25/38(b) 202,282 202,001
SOFR30A + 0.95%,
5.31%, 1/25/54(b) 455,804 457,554
SOFR30A + 1.05%,
5.41%, 12/25/54(b) 841,275 842,670
SOFR30A + 1.05%,
5.41%, 9/25/55(b) 865,197 866,518
GNMA
SOFR30A + 0.90%,
5.29%, 7/20/53(b) 814,654 814,649
SOFR30A + 1.00%,
5.39%, 9/20/64(b) 533,367 535,825
SOFR30A + 1.05%,
5.44%, 12/20/54(b) 915,567 917,423
HILT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
6.09%, 5/15/37(a)(b) 505,000 506,572
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.79%, 6/15/41(a)(b) 760,600 762,809
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
5.90%, 3/15/42(a)(b) 865,000 864,880
J.P. Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 1.41%,
5.57%, 4/15/38(a)(b) 100,000 100,021
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
5.07%, 4/15/38(a)(b) 67,866 67,890
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
0.00%, 10/15/40(a)(b) 125,000 124,843
Face
Amount Value
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.79%, 3/15/39(a)(b) $ 760,000 $ 759,354
Oceanview Mortgage Trust
SOFR30A + 0.95%,
5.30%, 5/25/55(a)(b) 1,447,607 1,451,509
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.64%, 12/15/39(a)(b) 637,000 638,093
Reach Abs Trust
6.30%, 2/18/31(a) 22,167 22,200
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.10%, 10/15/41(a)(b) 605,000 606,803
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.74%, 6/15/39(a)(b) 510,000 509,835
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 305,000 305,104
24,288,075
Corporate Bonds ( 49 .8% )
Aerospace & Defense (0.2%)
Hexcel Corp.
4.20%, 2/15/27(c)(d) 375,000 373,575
Automobiles (1.6%)
Hyundai Capital America
1.50%, 6/15/26(a) 45,000 44,149
4.88%, 6/23/27(a) 1,764,000 1,779,833
Stellantis Finance US, Inc.
1.71%, 1/29/27(a) 560,000 539,614
Volkswagen Group of America Finance LLC
4.45%, 9/11/27(a) 200,000 200,554
4.90%, 8/14/26(a) 400,000 401,965
2,966,115
Banks (21.0%)
Banco Santander SA
4.18%, 3/24/28(b) 1,800,000 1,797,702
Bank of America Corp.
1.73%, 7/22/27(b) 4,585,000 4,493,924
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) 1,816,000 1,775,278
Bank of Nova Scotia (The)
4.50%, 12/16/25 951,000 951,360
Barclays plc
6.50%, 9/13/27(b) 450,000 459,175
7.33%, 11/2/26(b) 1,300,000 1,303,022
BPCE SA
5.98%, 1/18/27(a)(b) 450,000 451,721
CaixaBank SA
6.68%, 9/13/27(a)(b)(d) 1,696,000 1,733,163
Citigroup, Inc.
1.12%, 1/28/27(b) 2,988,000 2,957,365
Fifth Third Bank NA
3.85%, 3/15/26 625,000 623,921
ING Groep NV
6.08%, 9/11/27(b)(d) 1,700,000 1,729,287

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (49.8%) (cont’d)
Intesa Sanpaolo SpA
5.71%, 1/15/26(a) $ 1,200,000 $ 1,202,701
7.00%, 11/21/25(a) 610,000 612,243
JPMorgan Chase & Co.
1.04%, 2/4/27(b)(d) 2,725,000 2,695,243
1.05%, 11/19/26(b) 2,025,000 2,016,015
Lloyds Banking Group plc
4.58%, 12/10/25 340,000 340,085
National Bank of Canada
4.70%, 3/5/27(b)(d) 1,465,000 1,467,242
PNC Bank NA
4.54%, 5/13/27(b) 990,000 991,710
4.78%, 1/15/27(b) 1,700,000 1,702,202
Royal Bank of Canada
5.07%, 7/23/27(b)(d) 2,000 2,015
Santander UK Group Holdings plc
6.83%, 11/21/26(b) 1,518,000 1,522,549
Societe Generale SA
1.49%, 12/14/26(a)(b) 1,305,000 1,296,992
5.25%, 2/19/27(a) 849,000 858,502
5.52%, 1/19/28(a)(b) 225,000 228,058
Swedbank AB
6.14%, 9/12/26(a) 200,000 203,799
Truist Bank
4.42%, 7/24/28(b) 1,223,000 1,228,470
Truist Financial Corp.
5.90%, 10/28/26(b) 275,000 275,233
6.05%, 6/8/27(b)(d) 875,000 885,282
US Bank NA
4.73%, 5/15/28(b)(d) 560,000 565,042
Wachovia Corp.
6.61%, 10/1/25 850,000 850,000
Wells Fargo & Co.
3.20%, 6/17/27(b) 2,145,000 2,130,082
39,349,383
Capital Markets (7.6%)
Apollo Management Holdings LP
4.40%, 5/27/26(a) 1,699,000 1,697,782
Bank of New York Mellon (The)
4.59%, 4/20/27(b) 273,000 273,859
Citadel Finance LLC
3.38%, 3/9/26(a) 1,000,000 993,545
Citadel LP
4.88%, 1/15/27(a) 876,000 878,057
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 105,000 105,824
Goldman Sachs Group, Inc. (The)
1.09%, 12/9/26(b) 1,875,000 1,863,378
1.43%, 3/9/27(b) 719,000 709,837
4.25%, 10/21/25 1,329,000 1,328,147
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,035,000 1,025,117
8.00%, 6/15/27(a) 684,000 712,410
Jefferies Financial Group, Inc.
4.50%, 9/15/26(d) 995,000 997,133
4.75%, 8/11/26 905,000 906,997
Face
Amount Value
Marex Group plc
5.83%, 5/8/28(d) $ 590,000 $ 598,735
UBS Group AG
1.31%, 2/2/27(a)(b) 275,000 272,275
1.49%, 8/10/27(a)(b)(d) 473,000 461,917
5.71%, 1/12/27(a)(b) 1,450,000 1,455,225
14,280,238
Consumer Finance (3.0%)
Ally Financial, Inc.
5.75%, 11/20/25 1,308,000 1,308,810
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(a) 500,000 500,698
Ford Motor Credit Co. LLC
3.38%, 11/13/25 1,400,000 1,397,479
4.39%, 1/8/26(d) 775,000 774,782
4.54%, 8/1/26 350,000 349,787
6.95%, 3/6/26 925,000 932,470
Stellantis Financial Services US Corp.
4.95%, 9/15/28(a) 400,000 399,961
5,663,987
Containers & Packaging (1.6%)
Berry Global, Inc.
1.57%, 1/15/26 371,000 367,840
4.88%, 7/15/26(a)(d) 1,401,000 1,401,233
Silgan Holdings, Inc.
1.40%, 4/1/26(a) 375,000 369,170
Sonoco Products Co.
4.45%, 9/1/26 925,000 926,584
3,064,827
Electric Utilities (2.5%)
Enel Finance International NV
7.05%, 10/14/25(a)(c) 1,665,000 1,666,474
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27 1,280,000 1,294,167
NRG Energy, Inc.
2.00%, 12/2/25(a) 1,700,000 1,691,126
4,651,767
Electronic Equipment, Instruments & Components (0.9%)
Vontier Corp.
1.80%, 4/1/26 1,808,000 1,783,311
Financial Services (0.9%)
Radian Group, Inc.
4.88%, 3/15/27 1,000,000 1,003,104
Rocket Mortgage LLC
2.88%, 10/15/26(a)(d) 655,000 642,116
1,645,220
Food Products (1.2%)
JDE Peet's NV
1.38%, 1/15/27(a) 500,000 481,288
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 1,767,000 1,755,619
2,236,907

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (49.8%) (cont’d)
Health Care Providers & Services (0.7%)
Centene Corp.
4.25%, 12/15/27 $ 1,300,000 $ 1,277,662
Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)
1.38%, 1/15/26 730,000 723,338
Insurance (2.6%)
American National Group, Inc.
5.00%, 6/15/27(d) 1,305,000 1,316,463
Aon Global Ltd.
3.88%, 12/15/25 2,211,000 2,208,108
Athene Global Funding
1.61%, 6/29/26(a) 24,000 23,558
5.68%, 2/23/26(a) 247,000 248,153
Fortitude Global Funding
4.63%, 10/6/28(a) 658,000 658,769
GA Global Funding Trust
1.63%, 1/15/26(a) 304,000 301,575
2.25%, 1/6/27(a) 230,000 224,409
4,981,035
IT Services (0.5%)
Genpact Luxembourg SARL
1.75%, 4/10/26 69,000 68,016
Kyndryl Holdings, Inc.
2.05%, 10/15/26 990,000 967,235
1,035,251
Multi-Utilities (0.2%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 390,000 392,893
Office REITs (0.5%)
COPT Defense Properties LP
2.25%, 3/15/26(d) 935,000 925,605
Passenger Airlines (0.8%)
Delta Air Lines, Inc.
4.75%, 10/20/28(a)(d) 449,000 451,712
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 1,008,389 1,007,174
1,458,886
Professional Services (0.4%)
Concentrix Corp.
6.65%, 8/2/26 679,000 689,235
Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.
2.60%, 5/19/26 975,000 965,148
4.88%, 2/10/26 37,000 37,079
Skyworks Solutions, Inc.
1.80%, 6/1/26 920,000 904,952
1,907,179
Specialized REITs (0.6%)
EPR Properties
4.75%, 12/15/26 1,102,000 1,104,955
Face
Amount Value
Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC
4.90%, 10/1/26(d) $ 672,000 $ 675,909
Trading Companies & Distributors (1.2%)
Air Lease Corp.
1.88%, 8/15/26 37,000 36,241
5.30%, 6/25/26 350,000 352,406
Aviation Capital Group LLC
1.95%, 9/20/26(a) 950,000 928,643
4.88%, 10/1/25(a) 956,000 956,000
2,273,290
93,460,568
U.S. Government and Agency Securities ( 16 .5% )
U.S. Treasury Notes
1.88%, 6/30/26(d) 11,340,000 11,182,014
2.75%, 4/30/27 3,400,000 3,353,516
4.13%, 10/31/26 4,450,000 4,469,643
4.88%, 5/31/26 11,900,000 11,979,988
30,985,161
Total Fixed Income Securities
(Cost $176,716,776)
177,316,319
–
Shares
Short-Term Investments ( 14 .4% )
Investment Company ( 3 .9% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $7,251,421)
7,251,421 7,251,421
Security held as Collateral on Loaned Securities ( 6 .3% )
Investment Company (6.3%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $11,887,462)
11,887,462 11,887,462
Face
Amount
Commercial Paper ( 4 .2% )
Air Lease Corp.
3.66%, 10/9/25 $ 1,400,000 1,398,419
Brookfield Infrastructure Holdings
Canada, Inc.
4.94%, 10/7/25 1,770,000 1,768,485
Brookfield Renewable Partners LP
4.31%, 11/24/25 480,000 476,869
4.78%, 10/1/25 900,000 899,895
CVS Health Corp.
3.71%, 10/6/25(a) 1,075,000 1,074,179
HA Sustainable Infrastructure Capital,
Inc.
3.90%, 10/14/25 900,000 898,199
International Flavors & Fragrances, Inc.
3.79%, 10/6/25(a) 1,000,000 999,293

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Paper (4.2%) (cont’d)
Sonoco Products Co.
4.54%, 10/10/25 $ 420,000 $ 419,449
Total Commercial Paper
(Cost $7,935,609)
7,934,788
Total Short-Term Investments
(Cost $27,074,492)
27,073,671
Total Investments ( 109 .0% )
( Cost $ 203,791,268 ) including
$ 13,723,104 of Securities Loaned (e) 204,389,990
Liabilities in Excess of Other Assets (-9.0%)
(16,825,723)
Net Assets (100.0%) $187,564,267
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan at September 30, 2025.
(e) At September 30, 2025, the aggregate cost for federal income tax purposes is $203,849,387. The aggregate gross unrealized appreciation is $630,420 and the aggregate gross unrealized
depreciation is $88,435, resulting in net unrealized appreciation of
$541,985.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Futures Contracts:
The Fund had the following futures contracts open at September 30, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. Treasury 2 Year Notes 2 Dec-25 $ (400,000) $ (416,797) $ (301)
U.S. Treasury 5 Year Notes 3 Dec-25 (300,000) (327,586) 1,683
$ 1,382
Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 48 .6%
U.S. Government and Agency Securities 16 .1
Asset-Backed Securities 14 .8
Commercial Mortgage-Backed Securities 12 .6
Short-Term Investments 7 .9
Total Investments 100 .0% **
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Does not include open futures contracts with a value of $ 744,383 and net unrealized appreciation of $ 1,382 .

Annual Report — September 30, 2025
Portfolio of Investments
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.7%)
Aerospace & Defense ( 1 .1% )
ATI, Inc. (a) 4,030 $ 327,800
Axon Enterprise, Inc. (a) 1,127 808,780
Curtiss-Wright Corp. 569 308,933
General Electric Co. 13,619 4,096,868
HEICO Corp. 1,549 500,048
Loar Holdings, Inc. (a) 412 32,960
Moog, Inc., Class  A (b) 421 87,429
Woodward, Inc. 859 217,078
6,379,896
Air Freight & Logistics ( 0 .6% )
CH Robinson Worldwide, Inc. 3,468 459,163
Expeditors International of Washington, Inc. 3,985 488,521
FedEx Corp. 5,941 1,400,947
GXO Logistics, Inc. (a) 1,481 78,330
United Parcel Service, Inc., Class  B 17,324 1,447,074
3,874,035
Automobile Components ( 0 .2% )
Aptiv plc (a) 6,366 548,877
Autoliv, Inc. 2,127 262,684
BorgWarner, Inc. 6,344 278,882
Lear Corp. 1,567 157,656
Modine Manufacturing Co. (a) 1,525 216,794
1,464,893
Automobiles ( 0 .5% )
Ford Motor Co. 113,240 1,354,351
General Motors Co. 24,397 1,487,485
Rivian Automotive, Inc., Class  A (a)(b) 22,409 328,964
3,170,800
Banks ( 4 .6% )
Bank of America Corp. 90,205 4,653,676
Bank OZK 1,526 77,796
BOK Financial Corp. 300 33,432
Cadence Bank 2,435 91,410
Citigroup, Inc. 24,641 2,501,062
Citizens Financial Group, Inc. 5,744 305,351
Columbia Banking System, Inc. 2,800 72,072
Comerica, Inc. 1,711 117,238
Commerce Bancshares, Inc. 1,739 103,923
Cullen/Frost Bankers, Inc. (b) 798 101,162
East West Bancorp, Inc. 1,834 195,229
Fifth Third Bancorp (b) 8,839 393,777
First Citizens BancShares, Inc., Class  A 121 216,488
First Financial Bankshares, Inc. 1,858 62,522
First Horizon Corp. 6,741 152,414
Flagstar Financial, Inc. 4,201 48,522
FNB Corp. 4,760 76,684
Glacier Bancorp, Inc. 1,584 77,093
Hancock Whitney Corp. 1,126 70,499
Home BancShares, Inc. 2,491 70,495
Huntington Bancshares, Inc. 19,466 336,178
JPMorgan Chase & Co. 29,914 9,435,773
KeyCorp 12,678 236,952
M&T Bank Corp. 2,089 412,828
Old National Bancorp 4,658 102,243
Pinnacle Financial Partners, Inc. 1,024 96,041
PNC Financial Services Group, Inc. (The) 5,266 1,058,097
Shares Value
Popular, Inc. 887 $ 112,658
Regions Financial Corp. (b) 11,947 315,042
SouthState Bank Corp. 1,343 132,782
Synovus Financial Corp. 1,846 90,602
Truist Financial Corp. 17,279 789,996
U.S. Bancorp 20,849 1,007,632
UMB Financial Corp. (b) 978 115,746
United Bankshares, Inc. 1,862 69,285
Valley National Bancorp 6,499 68,889
Webster Financial Corp. 2,216 131,719
Wells Fargo & Co. 42,250 3,541,395
Western Alliance Bancorp (b) 1,409 122,189
Wintrust Financial Corp. 886 117,342
Zions Bancorp NA 1,952 110,444
27,824,678
Beverages ( 1 .3% )
Celsius Holdings, Inc. (a) 2,898 166,606
Coca-Cola Co. (The) 51,006 3,382,718
Coca-Cola Consolidated, Inc. 962 112,708
Keurig Dr Pepper, Inc. 21,421 546,450
Monster Beverage Corp. (a) 11,474 772,315
PepsiCo, Inc. 19,369 2,720,182
Primo Brands Corp., Class  A 4,202 92,864
7,793,843
Biotechnology ( 2 .2% )
AbbVie, Inc. 21,574 4,995,244
Alkermes plc (a)(b) 2,028 60,840
Alnylam Pharmaceuticals, Inc. (a) 1,578 719,568
Amgen, Inc. 6,763 1,908,519
Biogen, Inc. (a) 1,842 258,027
BioMarin Pharmaceutical, Inc. (a) 2,382 129,009
Exact Sciences Corp. (a) 2,353 128,733
Exelixis, Inc. (a) 3,285 135,671
Gilead Sciences, Inc. 15,588 1,730,268
Halozyme Therapeutics, Inc. (a) 1,459 107,003
Incyte Corp. (a) 1,989 168,687
Insmed, Inc. (a) 2,241 322,726
Ionis Pharmaceuticals, Inc. (a) 1,991 130,251
Madrigal Pharmaceuticals, Inc. (a) 209 95,860
Moderna, Inc. (a)(b) 4,329 111,818
Neurocrine Biosciences, Inc. (a) 1,214 170,421
Regeneron Pharmaceuticals, Inc. 1,284 721,955
Revolution Medicines, Inc. (a) 2,042 95,361
Roivant Sciences Ltd. (a) 5,423 82,050
United Therapeutics Corp. (a) 550 230,565
Vertex Pharmaceuticals, Inc. (a) 3,215 1,259,123
13,561,699
Broadline Retail ( 3 .7% )
Amazon.com, Inc. (a) 99,006 21,738,747
eBay, Inc. 4,964 451,476
Etsy, Inc. (a) 1,066 70,772
Ollie's Bargain Outlet Holdings, Inc. (a) 667 85,643
22,346,638
Building Products ( 0 .9% )
AAON, Inc. (b) 1,020 95,309
Advanced Drainage Systems, Inc. 1,079 149,657
Allegion plc 1,296 229,846
AO Smith Corp. 1,750 128,467

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Building Products (cont’d)
Armstrong World Industries, Inc. 465 $ 91,145
Builders FirstSource, Inc. (a) 1,171 141,984
Carlisle Cos., Inc. 1,250 411,200
Carrier Global Corp. 12,125 723,862
CSW Industrials, Inc. 251 60,930
Fortune Brands Innovations, Inc. 1,302 69,514
Johnson Controls International plc (b) 9,863 1,084,437
Lennox International, Inc. (b) 482 255,151
Masco Corp. 2,273 159,996
Owens Corning 2,447 346,153
Simpson Manufacturing Co., Inc. 627 104,997
Trane Technologies plc 3,360 1,417,786
Trex Co., Inc. (a) 1,162 60,041
UFP Industries, Inc. 646 60,395
Zurn Elkay Water Solutions Corp. 1,617 76,047
5,666,917
Capital Markets ( 4 .1% )
Affiliated Managers Group, Inc. 368 87,742
Ameriprise Financial, Inc. 1,262 619,958
Ares Management Corp., Class  A 2,757 440,817
Bank of New York Mellon Corp. (The) 9,445 1,029,127
BlackRock, Inc. 1,931 2,251,295
Blackstone, Inc. 9,769 1,669,034
Blue Owl Capital, Inc., Class  A (b) 8,020 135,779
Carlyle Group, Inc. (The) 3,450 216,315
Cboe Global Markets, Inc. 1,400 343,350
Charles Schwab Corp. (The) 23,000 2,195,810
CME Group, Inc. 4,817 1,301,505
Coinbase Global, Inc., Class  A (a) 2,784 939,572
Evercore, Inc., Class  A 483 162,926
FactSet Research Systems, Inc. 496 142,099
Franklin Resources, Inc. (b) 3,745 86,622
Goldman Sachs Group, Inc. (The) 4,043 3,219,643
Hamilton Lane, Inc., Class  A 526 70,900
Houlihan Lokey, Inc., Class  A 729 149,678
Interactive Brokers Group, Inc., Class  A 5,766 396,758
Intercontinental Exchange, Inc. 7,635 1,286,345
Invesco Ltd. 5,946 136,401
Janus Henderson Group plc 1,685 74,999
Jefferies Financial Group, Inc. 2,204 144,186
KKR & Co., Inc. 9,248 1,201,778
LPL Financial Holdings, Inc. 1,055 350,988
MarketAxess Holdings, Inc. 481 83,814
Moody's Corp. 2,046 974,878
Morningstar, Inc. 328 76,099
MSCI, Inc., Class  A 984 558,331
Nasdaq, Inc. 6,097 539,280
Northern Trust Corp. 2,555 343,903
PJT Partners, Inc., Class  A 302 53,674
Raymond James Financial, Inc. 2,410 415,966
S&P Global, Inc. 4,018 1,955,601
SEI Investments Co. 1,372 116,414
State Street Corp. 3,789 439,562
Stifel Financial Corp. 1,331 151,029
T Rowe Price Group, Inc. 2,897 297,348
TPG, Inc., Class  A 1,754 100,767
Tradeweb Markets, Inc., Class  A 1,556 172,685
Shares Value
Virtu Financial, Inc., Class  A 1,049 $ 37,239
24,970,217
Chemicals ( 1 .3% )
Air Products and Chemicals, Inc. 3,350 913,612
Axalta Coating Systems Ltd. (a) 3,270 93,588
Balchem Corp. 488 73,229
Celanese Corp., Class  A 1,654 69,600
Eastman Chemical Co. 1,728 108,950
Ecolab, Inc. 3,846 1,053,266
Element Solutions, Inc. (b) 3,422 86,132
FMC Corp. (b) 1,880 63,224
International Flavors & Fragrances, Inc. 3,820 235,083
Linde plc 6,430 3,054,250
Mosaic Co. (The) 4,793 166,221
PPG Industries, Inc. 3,413 358,741
RPM International, Inc. 1,918 226,094
Sherwin-Williams Co. (The) 3,505 1,213,641
7,715,631
Commercial Services & Supplies ( 0 .6% )
Casella Waste Systems, Inc., Class  A (a) 827 78,466
Cintas Corp. 3,729 765,415
Clean Harbors, Inc. (a) 673 156,284
Copart, Inc. (a) 11,663 524,485
MSA Safety, Inc. 557 95,843
Republic Services, Inc., Class  A 2,685 616,154
Tetra Tech, Inc. 3,480 116,162
Veralto Corp. 3,292 350,960
Waste Management, Inc. 5,342 1,179,674
3,883,443
Communications Equipment ( 1 .1% )
Arista Networks, Inc. (a) 12,304 1,792,816
Ciena Corp. (a) 1,649 240,210
Cisco Systems, Inc. 46,874 3,207,119
F5, Inc. (a) 675 218,153
Lumentum Holdings, Inc. (a)(b) 803 130,656
Motorola Solutions, Inc. 1,968 899,947
6,488,901
Construction & Engineering ( 0 .4% )
AECOM 1,752 228,584
API Group Corp. (a) 4,955 170,303
Comfort Systems USA, Inc. 462 381,233
Construction Partners, Inc., Class  A (a)(b) 615 78,105
Dycom Industries, Inc. (a) 378 110,285
EMCOR Group, Inc. 588 381,930
IES Holdings, Inc. (a)(b) 119 47,320
MasTec, Inc. (a) 801 170,461
Quanta Services, Inc. 1,937 802,732
Sterling Infrastructure, Inc. (a)(b) 390 132,475
Valmont Industries, Inc. 295 114,380
WillScot Holdings Corp. 2,357 49,756
2,667,564
Construction Materials ( 0 .5% )
CRH plc 14,412 1,727,999
Knife River Corp. (a) 1,668 128,219
Vulcan Materials Co. 3,897 1,198,795
3,055,013

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Consumer Finance ( 0 .9% )
Ally Financial, Inc. 3,701 $ 145,079
American Express Co. 7,358 2,444,033
Capital One Financial Corp. 8,512 1,809,481
Credit Acceptance Corp. (a)(b) 83 38,755
FirstCash Holdings, Inc. 527 83,488
OneMain Holdings, Inc. (b) 1,591 89,828
SLM Corp. 2,768 76,618
SoFi Technologies, Inc. (a) 15,917 420,527
Synchrony Financial (b) 4,974 353,403
5,461,212
Consumer Staples Distribution & Retail ( 2 .2% )
Albertsons Cos., Inc., Class  A 6,668 116,757
BJ's Wholesale Club Holdings, Inc. (a)(b) 1,425 132,881
Casey's General Stores, Inc. 611 345,411
Costco Wholesale Corp. 4,819 4,460,611
Dollar General Corp. 2,390 247,007
Dollar Tree, Inc. (a) 2,218 209,313
Kroger Co. (The) 10,854 731,668
Maplebear, Inc. (a) 2,848 104,692
Performance Food Group Co. (a)(b) 2,541 264,366
Sprouts Farmers Market, Inc. (a) 1,609 175,059
Sysco Corp. 7,895 650,074
Target Corp. 4,936 442,759
U.S. Foods Holding Corp. (a) 3,700 283,494
Walmart, Inc. 47,367 4,881,643
13,045,735
Containers & Packaging ( 0 .4% )
Amcor plc 34,829 284,901
AptarGroup, Inc. 989 132,190
Avery Dennison Corp. 1,169 189,577
Ball Corp. 4,116 207,529
Crown Holdings, Inc. 1,747 168,743
Graphic Packaging Holding Co. (b) 4,429 86,675
International Paper Co. 7,921 367,534
Packaging Corp. of America 1,331 290,065
Sealed Air Corp. (b) 2,202 77,841
Silgan Holdings, Inc. (b) 1,343 57,762
Smurfit WestRock plc 7,871 335,068
2,197,885
Distributors ( 0 .1% )
Genuine Parts Co. 1,508 209,009
LKQ Corp. 2,787 85,115
Pool Corp. 392 121,547
415,671
Diversified Consumer Services ( 0 .1% )
ADT, Inc. 5,385 46,903
Adtalem Global Education, Inc. (a) 461 71,202
Bright Horizons Family Solutions, Inc. (a) 742 80,559
Duolingo, Inc., Class  A (a) 511 164,460
H&R Block, Inc. 1,744 88,194
Service Corp. International 1,797 149,546
Stride, Inc. (a) 558 83,109
683,973
Diversified REITs ( 0 .1% )
Essential Properties Realty Trust, Inc. (b) 2,624 78,090
Shares Value
WP Carey, Inc. 2,876 $ 194,332
272,422
Diversified Telecommunication Services ( 0 .8% )
AT&T, Inc. 84,736 2,392,944
Verizon Communications, Inc. 50,003 2,197,632
4,590,576
Electric Utilities ( 1 .0% )
Alliant Energy Corp. 3,410 229,868
Constellation Energy Corp. 4,145 1,363,995
Evergy, Inc. 3,018 229,428
Eversource Energy 4,921 350,080
Exelon Corp. 13,419 603,989
IDACORP, Inc. 716 94,619
NextEra Energy, Inc. 27,347 2,064,425
NRG Energy, Inc. 2,546 412,325
Portland General Electric Co. (b) 1,452 63,888
TXNM Energy, Inc. 1,218 68,878
Xcel Energy, Inc. 7,847 632,861
6,114,356
Electrical Equipment ( 1 .4% )
Acuity, Inc. 463 159,453
AMETEK, Inc. 3,483 654,804
Eaton Corp. plc 5,883 2,201,713
Emerson Electric Co. 8,505 1,115,686
GE Vernova, Inc. 3,616 2,223,478
Hubbell, Inc., Class  B 800 344,248
NEXTracker, Inc., Class  A (a) 2,206 163,222
nVent Electric plc 2,407 237,426
Regal Rexnord Corp. 999 143,297
Rockwell Automation, Inc. 1,699 593,851
Vertiv Holdings Co., Class  A 5,674 855,980
8,693,158
Electronic Equipment, Instruments & Components ( 1 .2% )
Amphenol Corp., Class  A 18,378 2,274,277
Arrow Electronics, Inc. (a) 559 67,639
Badger Meter, Inc. 445 79,468
CDW Corp. 1,550 246,884
Cognex Corp. 2,539 115,017
Coherent Corp. (a) 2,320 249,910
Corning, Inc. 9,293 762,305
Flex Ltd. (a) 4,425 256,517
Itron, Inc. (a) 685 85,324
Jabil, Inc. 1,240 269,291
Keysight Technologies, Inc. (a) 2,582 451,643
Littelfuse, Inc. 369 95,575
Ralliant Corp. 1,741 76,134
TD SYNNEX Corp. 842 137,877
TE Connectivity plc 4,469 981,080
Teledyne Technologies, Inc. (a) 701 410,814
Trimble, Inc. (a) 3,592 293,287
Vontier Corp. 1,733 72,734
Zebra Technologies Corp., Class  A (a) 598 177,702
7,103,478
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 29,104 1,417,947
Entertainment ( 1 .8% )
Electronic Arts, Inc. 2,680 540,556

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment (cont’d)
Liberty Media Corp-Liberty Formula One,
Class  A (a) 3,359 $ 319,844
Netflix, Inc. (a) 4,888 5,860,321
Roku, Inc., Class  A (a) 1,535 153,700
Take-Two Interactive Software, Inc. (a) 2,016 520,854
Walt Disney Co. (The) 23,689 2,712,391
Warner Bros Discovery, Inc. (a) 31,712 619,335
Warner Music Group Corp., Class  A 1,890 64,373
10,791,374
Financial Services ( 2 .7% )
Affirm Holdings, Inc., Class  A (a) 3,222 235,464
Apollo Global Management, Inc. 5,457 727,254
Corpay, Inc. (a) 806 232,176
Equitable Holdings, Inc. 4,004 203,323
Essent Group Ltd. 1,282 81,484
Euronet Worldwide, Inc. (a) 458 40,217
Fidelity National Information Services, Inc. 6,193 408,367
Fiserv, Inc. (a) 6,399 825,023
Jack Henry & Associates, Inc. 860 128,080
Jackson Financial, Inc., Class  A 917 92,828
Mastercard, Inc., Class  A 9,561 5,438,392
MGIC Investment Corp. 3,046 86,415
Mr Cooper Group, Inc. 835 176,010
PayPal Holdings, Inc. (a) 11,324 759,388
PennyMac Financial Services, Inc. (b) 389 48,189
Shift4 Payments, Inc., Class  A (a)(b) 781 60,449
Toast, Inc., Class  A (a) 5,477 199,965
Visa, Inc., Class  A (b) 19,198 6,553,813
Voya Financial, Inc. 1,291 96,567
16,393,404
Food Products ( 0 .7% )
Bunge Global SA (b) 2,193 178,181
Campbell's Co. (The) (b) 3,171 100,140
Conagra Brands, Inc. 7,856 143,843
Darling Ingredients, Inc. (a) 2,593 80,046
General Mills, Inc. 8,815 444,452
Hershey Co. (The) 2,404 449,668
Hormel Foods Corp. 4,807 118,925
Ingredion, Inc. (b) 1,053 128,582
J.M. Smucker Co. (The) 1,726 187,443
Kellanova 4,588 376,308
Kraft Heinz Co. (The) (b) 14,102 367,216
Lamb Weston Holdings, Inc. 2,287 132,829
McCormick & Co., Inc. (Non-Voting) 4,382 293,200
Mondelez International, Inc., Class  A 21,368 1,334,859
Pilgrim's Pride Corp. 687 27,975
Post Holdings, Inc. (a)(b) 793 85,232
4,448,899
Gas Utilities ( 0 .0% ) (c)
Southwest Gas Holdings, Inc. 851 66,667
UGI Corp. 2,860 95,124
161,791
Ground Transportation ( 1 .2% )
JB Hunt Transport Services, Inc. 2,303 308,993
Knight-Swift Transportation Holdings, Inc.,
Class  A 4,649 183,682
Landstar System, Inc. 1,015 124,398
Shares Value
Lyft, Inc., Class  A (a) 4,379 $ 96,382
Old Dominion Freight Line, Inc. 5,361 754,722
Ryder System, Inc. 1,168 220,331
Saia, Inc. (a) 784 234,698
Uber Technologies, Inc. (a) 23,776 2,329,335
Union Pacific Corp. 9,772 2,309,808
XPO, Inc. (a) 3,380 436,933
6,999,282
Health Care Equipment & Supplies ( 2 .5% )
Abbott Laboratories 21,758 2,914,267
Align Technology, Inc. (a) 854 106,938
Baxter International, Inc. 6,421 146,206
Becton Dickinson & Co. (b) 3,600 673,812
Boston Scientific Corp. (a) 18,535 1,809,572
Cooper Cos., Inc. (The) (a) 2,488 170,577
Dexcom, Inc. (a) 4,869 327,635
Edwards Lifesciences Corp. (a) 7,239 562,977
GE HealthCare Technologies, Inc. 5,731 430,398
Glaukos Corp. (a) 695 56,677
Globus Medical, Inc., Class  A (a) 1,410 80,751
Hologic, Inc. (a) 2,778 187,487
IDEXX Laboratories, Inc. (a) 994 635,057
Insulet Corp. (a) 881 271,991
Intuitive Surgical, Inc. (a) 4,483 2,004,932
Medtronic plc 16,126 1,535,840
Merit Medical Systems, Inc. (a) 729 60,675
Penumbra, Inc. (a) 475 120,327
ResMed, Inc. 1,830 500,926
STERIS plc 1,234 305,341
Stryker Corp. 4,506 1,665,733
Teleflex, Inc. 552 67,543
Zimmer Biomet Holdings, Inc. 2,490 245,265
14,880,927
Health Care Providers & Services ( 1 .5% )
Centene Corp. (a) 6,106 217,862
Chemed Corp. 179 80,145
Cigna Group (The) 3,308 953,531
CorVel Corp. (a) 387 29,962
CVS Health Corp. 15,939 1,201,641
DaVita, Inc. (a)(b) 480 63,778
Elevance Health, Inc. 2,827 913,460
Encompass Health Corp. 1,250 158,775
Ensign Group, Inc. (The) 702 121,285
Guardant Health, Inc. (a) 1,494 93,345
HealthEquity, Inc. (a) 1,001 94,865
Henry Schein, Inc. (a) 1,313 87,144
Humana, Inc. 1,509 392,596
Labcorp Holdings, Inc. 1,043 299,404
Molina Healthcare, Inc. (a) 675 129,168
Option Care Health, Inc. (a) 2,024 56,186
Quest Diagnostics, Inc. 1,399 266,621
UnitedHealth Group, Inc. 11,369 3,925,716
9,085,484
Health Care REITs ( 0 .5% )
Alexandria Real Estate Equities, Inc. 2,273 189,432
American Healthcare REIT, Inc. 2,222 93,346
CareTrust REIT, Inc. (b) 2,955 102,479
Healthcare Realty Trust, Inc., Class  A 4,646 83,767

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care REITs (cont’d)
Healthpeak Properties, Inc. 9,218 $ 176,525
Omega Healthcare Investors, Inc. 3,915 165,291
Ventas, Inc. 6,008 420,500
Welltower, Inc. 8,875 1,580,993
2,812,333
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 1,775 528,790
Waystar Holding Corp. (a) 1,072 40,650
569,440
Hotel & Resort REITs ( 0 .0% ) (c)
Host Hotels & Resorts, Inc. 9,027 153,640
Ryman Hospitality Properties, Inc. (b) 814 72,926
226,566
Hotels, Restaurants & Leisure ( 1 .7% )
Airbnb, Inc., Class  A (a) 4,976 604,186
Aramark 4,323 166,003
Booking Holdings, Inc. 382 2,062,521
Brinker International, Inc. (a) 725 91,843
Cava Group, Inc. (a)(b) 1,642 99,193
Chipotle Mexican Grill, Inc., Class  A (a) 22,003 862,298
Choice Hotels International, Inc. (b) 344 36,777
Darden Restaurants, Inc. 1,930 367,395
Domino's Pizza, Inc. 557 240,462
DoorDash, Inc., Class  A (a) 4,091 1,112,711
Hilton Worldwide Holdings, Inc. 3,024 784,547
Hyatt Hotels Corp., Class  A 534 75,791
Life Time Group Holdings, Inc. (a) 1,632 45,043
Marriott International, Inc., Class  A 2,957 770,121
Planet Fitness, Inc., Class  A (a)(b) 1,103 114,491
Shake Shack, Inc., Class  A (a) 635 59,442
Starbucks Corp. 18,769 1,587,857
Texas Roadhouse, Inc., Class  A 1,092 181,436
Vail Resorts, Inc. 482 72,093
Wingstop, Inc. (b) 459 115,521
Wyndham Hotels & Resorts, Inc. 984 78,622
Yum! Brands, Inc. 4,585 696,920
10,225,273
Household Durables ( 0 .4% )
DR Horton, Inc. 3,498 592,806
Lennar Corp., Class  A 3,104 391,228
Mohawk Industries, Inc. (a) 548 70,648
NVR, Inc. (a) 35 281,213
PulteGroup, Inc. 2,607 344,463
Somnigroup International, Inc. 2,200 185,526
Taylor Morrison Home Corp., Class  A (a) 1,280 84,493
Toll Brothers, Inc. 1,273 175,853
TopBuild Corp. (a) 370 144,618
2,270,848
Household Products ( 0 .9% )
Church & Dwight Co., Inc. 2,648 232,044
Clorox Co. (The) 1,327 163,619
Colgate-Palmolive Co. 8,788 702,513
Kimberly-Clark Corp. 3,608 448,619
Procter & Gamble Co. (The) 25,489 3,916,385
5,463,180
Shares Value
Independent Power and Renewable Electricity Producers ( 0 .0% ) (c)
AES Corp. (The) 9,434 $ 124,151
Brookfield Renewable Corp. 1,929 66,396
Clearway Energy, Inc., Class  C 1,239 35,002
225,549
Industrial REITs ( 0 .3% )
Americold Realty Trust, Inc. (b) 3,789 46,377
EastGroup Properties, Inc. 702 118,820
First Industrial Realty Trust, Inc. 1,748 89,970
Lineage, Inc. 927 35,819
Prologis, Inc. 12,304 1,409,054
Rexford Industrial Realty, Inc. 3,144 129,250
STAG Industrial, Inc. (b) 2,472 87,237
Terreno Realty Corp. (b) 1,345 76,329
1,992,856
Insurance ( 2 .3% )
Aflac, Inc. 6,440 719,348
Allstate Corp. (The) 3,520 755,568
American Financial Group, Inc. 959 139,745
American International Group, Inc. 7,417 582,531
Aon plc, Class  A 2,804 999,850
Arch Capital Group Ltd. 4,844 439,496
Arthur J Gallagher & Co. 3,342 1,035,151
Axis Capital Holdings Ltd. 1,013 97,045
Brown & Brown, Inc. 3,706 347,586
Cincinnati Financial Corp. 2,060 325,686
Everest Group Ltd. 556 194,728
First American Financial Corp. 1,283 82,420
Globe Life, Inc. 1,080 154,408
Hanover Insurance Group, Inc. (The) 475 86,274
Hartford Insurance Group, Inc. (The) 3,762 501,813
Kinsale Capital Group, Inc. 297 126,302
Lincoln National Corp. 2,523 101,753
Marsh & McLennan Cos., Inc. 6,596 1,329,292
MetLife, Inc. 7,544 621,399
Old Republic International Corp. 3,087 131,105
Primerica, Inc. 433 120,196
Principal Financial Group, Inc. 2,971 246,326
Progressive Corp. (The) 7,849 1,938,311
Prudential Financial, Inc. 4,716 489,238
Reinsurance Group of America, Inc. 885 170,035
RenaissanceRe Holdings Ltd. 604 153,374
Ryan Specialty Holdings, Inc., Class  A 1,457 82,117
Selective Insurance Group, Inc. 811 65,748
Travelers Cos., Inc. (The) 3,009 840,173
Unum Group 2,266 176,249
W. R. Berkley Corp. 3,988 305,561
Willis Towers Watson plc (b) 1,305 450,812
13,809,640
Interactive Media & Services ( 4 .6% )
Alphabet, Inc., Class  A 111,098 27,007,924
Pinterest, Inc., Class  A (a) 7,052 226,863
Reddit, Inc., Class  A (a) 1,413 324,976
Snap, Inc., Class  A (a) 12,962 99,937
27,659,700
IT Services ( 1 .4% )
Accenture plc, Class  A 7,371 1,817,689
Akamai Technologies, Inc. (a) 1,669 126,443

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
IT Services (cont’d)
Amdocs Ltd. 1,314 $ 107,814
Cloudflare, Inc., Class  A (a) 3,641 781,322
Cognizant Technology Solutions Corp., Class  A 5,773 387,195
EPAM Systems, Inc. (a) 635 95,752
Gartner, Inc. (a) 967 254,195
GoDaddy, Inc., Class  A (a) 1,631 223,170
International Business Machines Corp. 11,040 3,115,046
Kyndryl Holdings, Inc. (a) 2,694 80,901
MongoDB, Inc., Class  A (a) 926 287,412
Snowflake, Inc., Class  A (a) 3,806 858,443
Twilio, Inc., Class  A (a) 1,737 173,856
VeriSign, Inc. 998 279,011
8,588,249
Leisure Products ( 0 .0% ) (c)
Hasbro, Inc. 1,437 108,997
Mattel, Inc. (a) 3,492 58,770
167,767
Life Sciences Tools & Services ( 1 .1% )
Agilent Technologies, Inc. 3,552 455,899
Avantor, Inc. (a) 8,360 104,333
Bio-Rad Laboratories, Inc., Class  A (a) 232 65,050
Bio-Techne Corp. 1,936 107,700
Bruker Corp. 1,300 42,237
Charles River Laboratories International, Inc. (a) 612 95,753
Danaher Corp. 8,208 1,627,318
Illumina, Inc. (a) 1,881 178,639
IQVIA Holdings, Inc. (a) 2,120 402,673
Medpace Holdings, Inc. (a) 287 147,564
Mettler-Toledo International, Inc. (a) 255 313,041
PerkinElmer, Inc. 1,456 127,618
Repligen Corp. (a) 669 89,425
Thermo Fisher Scientific, Inc. 4,744 2,300,935
Waters Corp. (a) 747 223,958
West Pharmaceutical Services, Inc. 899 235,835
6,517,978
Machinery ( 2 .6% )
AGCO Corp. 940 100,646
Allison Transmission Holdings, Inc. 1,259 106,864
Caterpillar, Inc. 6,707 3,200,245
Chart Industries, Inc. (a) 678 135,702
CNH Industrial NV (b) 13,274 144,023
Cummins, Inc. 2,063 871,349
Deere & Co. 3,790 1,733,015
Donaldson Co., Inc. 1,755 143,647
Dover Corp. 2,067 344,838
Esab Corp. 861 96,208
ESCO Technologies, Inc. 390 82,333
Federal Signal Corp. 898 106,853
Flowserve Corp. 1,971 104,739
Fortive Corp. 5,106 250,143
Gates Industrial Corp. plc (a) 3,835 95,185
Graco, Inc. 2,485 211,125
IDEX Corp. 1,139 185,384
Illinois Tool Works, Inc. 4,400 1,147,344
Ingersoll Rand, Inc. (b) 6,008 496,381
ITT, Inc. 1,174 209,864
JBT Marel Corp. 773 108,568
Shares Value
Lincoln Electric Holdings, Inc. 819 $ 193,145
Middleby Corp. (The) (a) 757 100,628
Mueller Industries, Inc. 1,635 165,315
Nordson Corp. 773 175,432
Oshkosh Corp. 963 124,901
Otis Worldwide Corp. 5,940 543,094
PACCAR, Inc. 7,805 767,388
Parker-Hannifin Corp. 1,915 1,451,857
Pentair plc 2,468 273,356
RBC Bearings, Inc. (a) 469 183,046
Snap-on, Inc. 780 270,293
SPX Technologies, Inc. (a) 683 127,571
Stanley Black & Decker, Inc. 2,337 173,709
Timken Co. (The) (b) 952 71,571
Toro Co. (The) 1,477 112,547
Watts Water Technologies, Inc., Class  A 410 114,505
Westinghouse Air Brake Technologies Corp. 2,560 513,203
Xylem, Inc. 3,678 542,505
15,778,522
Media ( 0 .4% )
Charter Communications, Inc., Class  A (a) 1,119 307,843
Comcast Corp., Class  A 43,392 1,363,377
Interpublic Group of Cos., Inc. (The) 4,815 134,387
Liberty Broadband Corp., Class  C (a) 1,549 98,423
New York Times Co. (The), Class  A 2,101 120,597
Nexstar Media Group, Inc., Class  A (b) 372 73,559
Omnicom Group, Inc. 2,525 205,863
Paramount Skydance Corp., Class  B (b) 3,489 66,012
Sirius XM Holdings, Inc. 2,903 67,567
Trade Desk, Inc. (The), Class  A (a) 5,258 257,695
2,695,323
Metals & Mining ( 0 .4% )
Carpenter Technology Corp. 1,386 340,319
Commercial Metals Co. 3,279 187,821
Nucor Corp. 6,740 912,798
Reliance, Inc. 1,544 433,602
Steel Dynamics, Inc. 4,075 568,177
2,442,717
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
AGNC Investment Corp. (b) 13,908 136,159
Annaly Capital Management, Inc. (b) 8,606 173,927
Rithm Capital Corp. 7,101 80,881
Starwood Property Trust, Inc. (b) 4,634 89,761
480,728
Multi-Utilities ( 0 .7% )
Ameren Corp. (b) 3,582 373,889
CMS Energy Corp. 3,957 289,890
Consolidated Edison, Inc. 4,786 481,089
Dominion Energy, Inc. (b) 11,333 693,239
DTE Energy Co. 2,751 389,074
NiSource, Inc. 6,245 270,408
Public Service Enterprise Group, Inc. 6,626 553,006
Sempra 8,665 779,677
WEC Energy Group, Inc. (b) 4,271 489,414
4,319,686
Office REITs ( 0 .1% )
BXP, Inc. 2,099 156,040

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Office REITs (cont’d)
COPT Defense Properties 1,502 $ 43,648
Cousins Properties, Inc. 2,220 64,247
Kilroy Realty Corp. (b) 1,561 65,952
Vornado Realty Trust 2,391 96,907
426,794
Oil, Gas & Consumable Fuels ( 0 .2% )
Occidental Petroleum Corp. 19,870 938,858
Paper & Forest Products ( 0 .0% ) (c)
Louisiana-Pacific Corp. 747 66,363
Passenger Airlines ( 0 .2% )
Alaska Air Group, Inc. (a) 3,392 168,854
American Airlines Group, Inc. (a) 19,210 215,920
Delta Air Lines, Inc. 19,232 1,091,416
1,476,190
Personal Care Products ( 0 .1% )
BellRing Brands, Inc. (a) 1,358 49,363
elf Beauty, Inc. (a) 600 79,488
Estee Lauder Cos., Inc. (The), Class  A 2,541 223,913
Kenvue, Inc. 20,895 339,126
691,890
Pharmaceuticals ( 2 .3% )
Bristol-Myers Squibb Co. 25,605 1,154,786
Corcept Therapeutics, Inc. (a)(b) 1,177 97,820
Elanco Animal Health, Inc. (a)(b) 6,203 124,928
Eli Lilly & Co. 9,561 7,295,043
Jazz Pharmaceuticals plc (a)(b) 727 95,819
Merck & Co., Inc. 31,408 2,636,073
Pfizer, Inc. 71,481 1,821,336
Royalty Pharma plc, Class  A (b) 4,293 151,457
Zoetis, Inc., Class  A 5,569 814,856
14,192,118
Professional Services ( 0 .8% )
Amentum Holdings, Inc. (a) 2,414 57,815
Automatic Data Processing, Inc. 4,798 1,408,213
Booz Allen Hamilton Holding Corp., Class  A 1,607 160,620
Broadridge Financial Solutions, Inc. 1,382 329,151
Dayforce, Inc. (a) 1,802 124,140
Equifax, Inc. 1,623 416,348
ExlService Holdings, Inc. (a) 1,847 81,323
FTI Consulting, Inc. (a) 419 67,731
Genpact Ltd. (b) 1,904 79,759
Parsons Corp. (a) 626 51,908
Paychex, Inc. 3,823 484,604
Paycom Software, Inc. 606 126,133
Paylocity Holding Corp. (a) 526 83,776
Robert Half, Inc. 1,301 44,208
Science Applications International Corp. 543 53,958
SS&C Technologies Holdings, Inc. 2,482 220,302
TransUnion 2,544 213,136
UL Solutions, Inc., Class  A 816 57,822
Verisk Analytics, Inc., Class  A 1,836 461,772
4,522,719
Real Estate Management & Development ( 0 .2% )
CBRE Group, Inc., Class  A (a) 3,928 618,896
CoStar Group, Inc. (a) 5,514 465,216
Shares Value
Jones Lang LaSalle, Inc. (a) 624 $ 186,127
Zillow Group, Inc., Class  C (a) 2,532 195,090
1,465,329
Residential REITs ( 0 .3% )
AvalonBay Communities, Inc. (b) 1,887 364,512
Camden Property Trust 1,396 149,065
Equity LifeStyle Properties, Inc. 2,514 152,600
Equity Residential 5,034 325,851
Essex Property Trust, Inc. 851 227,778
Invitation Homes, Inc. 8,122 238,218
Mid-America Apartment Communities, Inc. 1,544 215,743
Sun Communities, Inc. 1,644 212,076
UDR, Inc. (b) 4,388 163,497
2,049,340
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 4,044 111,938
Federal Realty Investment Trust 1,138 115,291
Kimco Realty Corp. 8,821 192,739
Kite Realty Group Trust 2,899 64,648
NNN REIT, Inc. (b) 2,489 105,957
Phillips Edison & Co., Inc. 1,664 57,125
Realty Income Corp. (b) 12,140 737,990
Regency Centers Corp. 2,398 174,814
Simon Property Group, Inc. 4,300 806,981
2,367,483
Semiconductors & Semiconductor Equipment ( 13 .5% )
Advanced Micro Devices, Inc. (a) 19,130 3,095,043
Allegro MicroSystems, Inc. (a) 1,467 42,836
Analog Devices, Inc. 5,820 1,429,974
Applied Materials, Inc. 9,429 1,930,493
Astera Labs, Inc. (a) 1,509 295,462
Broadcom, Inc. 48,397 15,966,654
Cirrus Logic, Inc. (a) 605 75,800
Enphase Energy, Inc. (a) 1,358 48,060
Entegris, Inc. 1,791 165,596
First Solar, Inc. (a) 1,091 240,598
Intel Corp. 51,741 1,735,911
KLA Corp. 1,562 1,684,773
Lam Research Corp. 14,949 2,001,671
Lattice Semiconductor Corp. (a)(b) 1,599 117,239
Marvell Technology, Inc. 10,121 850,873
Microchip Technology, Inc. 6,276 403,045
Micron Technology, Inc. 13,245 2,216,153
MKS, Inc. 1,011 125,132
Monolithic Power Systems, Inc. 544 500,828
NVIDIA Corp. 234,702 43,790,699
ON Semiconductor Corp. (a) 4,829 238,118
Qorvo, Inc. (a) 1,091 99,368
QUALCOMM, Inc. 12,789 2,127,578
Rambus, Inc. (a) 1,268 132,126
Skyworks Solutions, Inc. 1,755 135,100
Teradyne, Inc. 1,882 259,039
Texas Instruments, Inc. 10,770 1,978,772
Universal Display Corp. 518 74,400
81,761,341
Software ( 11 .1% )
ACI Worldwide, Inc. (a) 1,208 63,746
Adobe, Inc. (a) 5,015 1,769,041

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Appfolio, Inc., Class  A (a) 261 $ 71,947
AppLovin Corp., Class  A (a)(b) 2,650 1,904,131
Atlassian Corp., Class  A (a) 1,952 311,734
Autodesk, Inc. (a) 2,519 800,211
Bentley Systems, Inc., Class  B (b) 1,866 96,062
Box, Inc., Class  A (a)(b) 1,659 53,536
Cadence Design Systems, Inc. (a) 3,220 1,131,057
CCC Intelligent Solutions Holdings, Inc. (a)(b) 6,858 62,476
Clearwater Analytics Holdings, Inc., Class  A (a) 3,277 59,051
CommVault Systems, Inc. (a) 518 97,788
Confluent, Inc., Class  A (a) 3,406 67,439
Crowdstrike Holdings, Inc., Class  A (a) 2,865 1,404,939
Datadog, Inc., Class  A (a) 3,719 529,586
Docusign, Inc., Class  A (a) 2,376 171,286
Dolby Laboratories, Inc., Class  A 719 52,034
Dropbox, Inc., Class  A (a)(b) 2,403 72,595
Dynatrace, Inc. (a) 3,535 171,271
Elastic NV (a) 1,099 92,854
Fair Isaac Corp. (a) 307 459,435
Fortinet, Inc. (a) 7,572 636,654
Gen Digital, Inc. 6,615 187,800
Guidewire Software, Inc. (a) 984 226,182
HubSpot, Inc. (a) 601 281,148
Intuit, Inc. 3,225 2,202,385
Manhattan Associates, Inc. (a) 708 145,126
MARA Holdings, Inc. (a)(b) 4,310 78,701
Microsoft Corp. 73,894 38,273,397
Nutanix, Inc., Class  A (a) 3,099 230,535
Oracle Corp. 19,489 5,481,086
Palo Alto Networks, Inc. (a) 7,848 1,598,010
PTC, Inc. (a) 1,417 287,679
Q2 Holdings, Inc. (a)(b) 710 51,397
Qualys, Inc. (a) 424 56,108
Roper Technologies, Inc. 1,271 633,835
Salesforce, Inc. 11,000 2,607,000
Samsara, Inc., Class  A (a) 3,304 123,074
SentinelOne, Inc., Class  A (a) 3,594 63,290
ServiceNow, Inc. (a) 2,456 2,260,208
SPS Commerce, Inc. (a) 443 46,134
Synopsys, Inc. (a) 2,175 1,073,123
Tyler Technologies, Inc. (a) 508 265,765
Varonis Systems, Inc., Class  B (a) 1,270 72,987
Workday, Inc., Class  A (a) 2,552 614,343
Zscaler, Inc. (a) 1,160 347,605
67,285,791
Specialized REITs ( 0 .9% )
American Tower Corp. 6,211 1,194,500
Crown Castle, Inc. 5,772 556,940
CubeSmart 3,008 122,305
Digital Realty Trust, Inc. 4,527 782,628
Equinix, Inc. 1,292 1,011,946
Extra Space Storage, Inc. 2,794 393,786
Iron Mountain, Inc. 3,478 354,547
Lamar Advertising Co., Class  A 1,145 140,171
National Storage Affiliates Trust 946 28,588
Public Storage 2,108 608,896
SBA Communications Corp., Class  A 1,408 272,237
Shares Value
Weyerhaeuser Co. 7,744 $ 191,974
5,658,518
Specialty Retail ( 2 .1% )
AutoNation, Inc. (a) 307 67,162
AutoZone, Inc. (a) 181 776,534
Bath & Body Works, Inc. 2,226 57,342
Best Buy Co., Inc. 2,129 160,995
Boot Barn Holdings, Inc. (a)(b) 329 54,522
Burlington Stores, Inc. (a) 681 173,315
CarMax, Inc. (a) 1,629 73,093
Carvana Co., Class  A (a) 1,399 527,759
Dick's Sporting Goods, Inc. 597 132,665
Five Below, Inc. (a) 586 90,654
Floor & Decor Holdings, Inc., Class  A (a) 1,153 84,976
GameStop Corp., Class  A (a) 4,456 121,560
Gap, Inc. (The) 2,617 55,978
Group 1 Automotive, Inc. 137 59,939
Home Depot, Inc. (The) 10,832 4,389,018
Lithia Motors, Inc., Class  A 274 86,584
Lowe's Cos., Inc. 6,101 1,533,242
O'Reilly Automotive, Inc. (a) 9,167 988,294
Penske Automotive Group, Inc. 200 34,782
Ross Stores, Inc. 3,485 531,079
TJX Cos., Inc. (The) 12,104 1,749,512
Tractor Supply Co. 5,755 327,287
Ulta Beauty, Inc. (a)(b) 487 266,267
Urban Outfitters, Inc. (a) 610 43,572
Wayfair, Inc., Class  A (a) 1,041 92,993
Williams-Sonoma, Inc. (b) 1,276 249,394
12,728,518
Technology Hardware, Storage & Peripherals ( 6 .9% )
Apple, Inc. 149,858 38,158,342
Dell Technologies, Inc., Class  C 3,679 521,572
Hewlett Packard Enterprise Co. 15,608 383,332
HP, Inc. 11,073 301,518
NetApp, Inc. 2,358 279,329
Pure Storage, Inc., Class  A (a) 3,665 307,164
Sandisk Corp. (a) 1,628 182,661
Seagate Technology Holdings plc 2,513 593,219
Super Micro Computer, Inc. (a) 6,060 290,516
Western Digital Corp. 4,077 489,485
41,507,138
Textiles, Apparel & Luxury Goods ( 0 .3% )
Crocs, Inc. (a)(b) 577 48,208
Deckers Outdoor Corp. (a) 1,586 160,773
Lululemon Athletica, Inc. (a) 1,126 200,349
NIKE, Inc., Class  B 12,724 887,245
Ralph Lauren Corp., Class  A 410 128,560
Tapestry, Inc. 2,256 255,424
VF Corp. 3,995 57,648
1,738,207
Trading Companies & Distributors ( 0 .6% )
Air Lease Corp., Class  A 1,576 100,312
Applied Industrial Technologies, Inc. 567 148,015
Core & Main, Inc., Class  A (a)(b) 2,871 154,546
Fastenal Co. 12,478 611,921
Ferguson Enterprises, Inc. 2,142 481,050
FTAI Aviation Ltd. 1,526 254,628

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Trading Companies & Distributors (cont’d)
GATX Corp. (b) 534 $ 93,343
QXO, Inc. (a) 7,442 141,845
SiteOne Landscape Supply, Inc. (a) 477 61,438
United Rentals, Inc. 968 924,111
Watsco, Inc. 532 215,088
WESCO International, Inc. 517 109,346
WW Grainger, Inc. 488 465,044
3,760,687
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 2,680 373,029
Essential Utilities, Inc. 3,722 148,508
521,537
Wireless Telecommunication Services ( 0 .2% )
T-Mobile US, Inc. 5,273 1,262,251
Total Common Stocks
(Cost $472,044,562) 604,289,169
Short-Term Investments (1.0%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $1,341,675)
1,341,675 1,341,675
Security held as Collateral on Loaned Securities ( 0 .8% )
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $4,729,896)
4,729,896 4,729,896
Total Short-Term Investments
(Cost $6,071,571) 6,071,571
–
Total Investments ( 100 .7% )
(Cost $ 478,116,133 ) including
$ 16,581,661 of Securities Loaned (d) 610,360,740
Liabilities in Excess of Other Assets
(
-0.7%
) (4,490,676)
NET ASSETS (100.0%) $ 605,870,064
(a) Non-income producing security.
(b) All or a portion of this security was on loan at September 30, 2025.
(c) Amount is less than 0.05%.
(d) At September 30, 2025, the aggregate cost for federal income tax purposes is $478,709,430. The aggregate gross unrealized appreciation is $147,520,280 and the aggregate gross unrealized depreciation is $15,868,969, resulting in net unrealized appreciation of $131,651,311.
REIT Real Estate Investment Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 35 .1%
Financials 14 .7
Industrials 10 .5
Health Care 9 .7
Consumer Discretionary 9 .1
Other** 7 .9
Communication Services 7 .8
Consumer Staples 5 .2
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.7%)
Aerospace & Defense ( 0 .3% )
Axon Enterprise, Inc. (a) 70 $ 50,235
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 28 3,433
FedEx Corp. 63 14,856
United Parcel Service, Inc., Class  B 297 24,808
43,097
Automobile Components ( 0 .1% )
Aptiv plc (a) 50 4,311
BorgWarner, Inc. 116 5,099
9,410
Automobiles ( 0 .2% )
Ford Motor Co. 3,648 43,630
Banks ( 5 .5% )
Bank of America Corp. 6,928 357,416
BOK Financial Corp. (b) 23 2,563
Cadence Bank 61 2,290
East West Bancorp, Inc. 128 13,626
Hancock Whitney Corp. 44 2,755
JPMorgan Chase & Co. 2,161 681,644
Popular, Inc. 61 7,748
Synovus Financial Corp. 128 6,282
UMB Financial Corp. (b) 68 8,048
United Bankshares, Inc. 35 1,302
Zions Bancorp NA 135 7,638
1,091,312
Beverages ( 2 .1% )
Coca-Cola Co. (The) 3,636 241,140
PepsiCo, Inc. 1,278 179,482
420,622
Biotechnology ( 1 .5% )
Alkermes plc (a)(b) 144 4,320
Amgen, Inc. 504 142,229
Insmed, Inc. (a) 165 23,762
Neurocrine Biosciences, Inc. (a) 90 12,634
Revolution Medicines, Inc. (a) 37 1,728
United Therapeutics Corp. (a) 41 17,188
Vertex Pharmaceuticals, Inc. (a) 240 93,993
295,854
Broadline Retail ( 3 .6% )
Amazon.com, Inc. (a) 3,006 660,027
eBay, Inc. 427 38,836
Etsy, Inc. (a) 89 5,909
704,772
Building Products ( 0 .7% )
AAON, Inc. 19 1,775
Allegion plc 53 9,399
Johnson Controls International plc (b) 228 25,069
Simpson Manufacturing Co., Inc. 44 7,368
Trane Technologies plc 208 87,768
131,379
Capital Markets ( 2 .8% )
Ameriprise Financial, Inc. 48 23,580
Cboe Global Markets, Inc. 98 24,034
Shares Value
CME Group, Inc. 336 $ 90,784
FactSet Research Systems, Inc. 35 10,027
Hamilton Lane, Inc., Class  A 17 2,291
Intercontinental Exchange, Inc. 133 22,408
Invesco Ltd. 280 6,423
KKR & Co., Inc. 357 46,392
LPL Financial Holdings, Inc. 20 6,654
MarketAxess Holdings, Inc. 20 3,485
Moody's Corp. 146 69,566
MSCI, Inc., Class  A 70 39,719
Nasdaq, Inc. 426 37,680
Raymond James Financial, Inc. 150 25,890
S&P Global, Inc. 286 139,199
Tradeweb Markets, Inc., Class  A 107 11,875
560,007
Chemicals ( 0 .2% )
Eastman Chemical Co. 48 3,027
Ecolab, Inc. 101 27,660
International Flavors & Fragrances, Inc. 137 8,431
Mosaic Co. (The) 196 6,797
45,915
Commercial Services & Supplies ( 0 .0% ) (c)
Tetra Tech, Inc. 240 8,011
Communications Equipment ( 1 .6% )
Cisco Systems, Inc. 3,701 253,223
Motorola Solutions, Inc. 156 71,337
324,560
Construction & Engineering ( 0 .3% )
Comfort Systems USA, Inc. 28 23,105
Quanta Services, Inc. 98 40,613
63,718
Consumer Finance ( 1 .9% )
Ally Financial, Inc. 257 10,074
American Express Co. 514 170,730
Capital One Financial Corp. 594 126,273
SLM Corp. 187 5,176
SoFi Technologies, Inc. (a) 1,109 29,300
Synchrony Financial 347 24,654
366,207
Consumer Staples Distribution & Retail ( 0 .0% ) (c)
Albertsons Cos., Inc., Class  A 89 1,558
Containers & Packaging ( 0 .1% )
Amcor plc 908 7,427
Ball Corp. 127 6,403
Crown Holdings, Inc. 40 3,864
Smurfit WestRock plc 122 5,194
22,888
Diversified Consumer Services ( 0 .1% )
Duolingo, Inc., Class  A (a) 34 10,943
H&R Block, Inc. 71 3,590
14,533
Diversified REITs ( 0 .0% ) (c)
WP Carey, Inc. 101 6,825
Diversified Telecommunication Services ( 1 .1% )
AT&T, Inc. 1,665 47,019

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Diversified Telecommunication Services (cont’d)
Verizon Communications, Inc. 3,947 $ 173,471
220,490
Electric Utilities ( 1 .2% )
Constellation Energy Corp. 292 96,088
Eversource Energy 164 11,667
Exelon Corp. 945 42,535
NextEra Energy, Inc. 1,014 76,547
Portland General Electric Co. 57 2,508
229,345
Electrical Equipment ( 0 .8% )
GE Vernova, Inc. 255 156,799
Electronic Equipment, Instruments & Components ( 1 .0% )
Amphenol Corp., Class  A 479 59,276
CDW Corp. 122 19,432
Itron, Inc. (a) 36 4,484
Jabil, Inc. 30 6,515
Keysight Technologies, Inc. (a) 160 27,987
TE Connectivity plc 277 60,810
Trimble, Inc. (a) 221 18,045
196,549
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 919 44,774
Entertainment ( 2 .6% )
Electronic Arts, Inc. 211 42,559
Netflix, Inc. (a) 396 474,772
517,331
Financial Services ( 5 .5% )
Affirm Holdings, Inc., Class  A (a) 255 18,635
Equitable Holdings, Inc. 171 8,683
Mastercard, Inc., Class  A 769 437,415
MGIC Investment Corp. 210 5,958
PayPal Holdings, Inc. (a) 892 59,818
Toast, Inc., Class  A (a) 433 15,809
Visa, Inc., Class  A 1,589 542,453
1,088,771
Food Products ( 0 .4% )
Campbell's Co. (The) (b) 176 5,558
General Mills, Inc. 496 25,008
Hershey Co. (The) 67 12,533
J.M. Smucker Co. (The) 47 5,104
Mondelez International, Inc., Class  A 644 40,231
88,434
Gas Utilities ( 0 .0% ) (c)
Southwest Gas Holdings, Inc. 69 5,405
UGI Corp. 45 1,497
6,902
Health Care Equipment & Supplies ( 2 .7% )
Boston Scientific Corp. (a) 1,379 134,632
GE HealthCare Technologies, Inc. 427 32,068
Glaukos Corp. (a) 50 4,077
Hologic, Inc. (a) 204 13,768
Intuitive Surgical, Inc. (a) 334 149,375
Medtronic plc 476 45,334
ResMed, Inc. 136 37,227
Shares Value
Stryker Corp. 336 $ 124,209
540,690
Health Care Providers & Services ( 0 .9% )
Centene Corp. (a) 449 16,020
HealthEquity, Inc. (a) 67 6,350
Henry Schein, Inc. (a) 95 6,305
UnitedHealth Group, Inc. 432 149,170
177,845
Health Care REITs ( 0 .2% )
Alexandria Real Estate Equities, Inc. 158 13,167
Ventas, Inc. 423 29,606
42,773
Hotel & Resort REITs ( 0 .0% ) (c)
Host Hotels & Resorts, Inc. 295 5,021
Hotels, Restaurants & Leisure ( 1 .3% )
Booking Holdings, Inc. 19 102,586
Hilton Worldwide Holdings, Inc. 215 55,780
Hyatt Hotels Corp., Class  A 37 5,252
Marriott International, Inc., Class  A 210 54,692
Texas Roadhouse, Inc., Class  A 21 3,489
Vail Resorts, Inc. 9 1,346
Yum! Brands, Inc. 260 39,520
262,665
Household Durables ( 0 .3% )
PulteGroup, Inc. 184 24,312
Taylor Morrison Home Corp., Class  A (a) 87 5,743
Toll Brothers, Inc. 90 12,433
TopBuild Corp. (a) 25 9,771
52,259
Household Products ( 2 .4% )
Church & Dwight Co., Inc. 226 19,804
Clorox Co. (The) 113 13,933
Colgate-Palmolive Co. 755 60,355
Kimberly-Clark Corp. 309 38,421
Procter & Gamble Co. (The) 2,194 337,108
469,621
Independent Power and Renewable Electricity Producers ( 0 .0% ) (c)
AES Corp. (The) 350 4,606
Industrial REITs ( 0 .1% )
EastGroup Properties, Inc. 47 7,955
Rexford Industrial Realty, Inc. 217 8,921
STAG Industrial, Inc. (b) 169 5,964
22,840
Insurance ( 1 .8% )
American International Group, Inc. 227 17,829
Aon plc, Class  A 138 49,208
Axis Capital Holdings Ltd. 69 6,610
First American Financial Corp. 36 2,313
Hartford Insurance Group, Inc. (The) 263 35,081
Primerica, Inc. 30 8,328
Principal Financial Group, Inc. 205 16,996
Progressive Corp. (The) 548 135,329
Prudential Financial, Inc. 328 34,027
Travelers Cos., Inc. (The) 188 52,493

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
Unum Group 95 $ 7,389
365,603
Interactive Media & Services ( 6 .6% )
Alphabet, Inc., Class  A 5,312 1,291,347
Pinterest, Inc., Class  A (a) 552 17,758
1,309,105
IT Services ( 1 .6% )
Akamai Technologies, Inc. (a) 130 9,849
Cognizant Technology Solutions Corp., Class  A 138 9,256
GoDaddy, Inc., Class  A (a) 128 17,514
International Business Machines Corp. 872 246,043
Twilio, Inc., Class  A (a) 119 11,911
VeriSign, Inc. 79 22,086
316,659
Life Sciences Tools & Services ( 0 .3% )
Bio-Rad Laboratories, Inc., Class  A (a) 7 1,963
Bio-Techne Corp. 58 3,226
Thermo Fisher Scientific, Inc. 108 52,382
Waters Corp. (a) 18 5,397
62,968
Machinery ( 1 .2% )
AGCO Corp. 20 2,142
Cummins, Inc. 128 54,063
Deere & Co. 235 107,456
IDEX Corp. 70 11,393
JBT Marel Corp. 54 7,584
Otis Worldwide Corp. 159 14,537
Parker-Hannifin Corp. (b) 34 25,777
Toro Co. (The) 89 6,782
Westinghouse Air Brake Technologies Corp. 57 11,427
241,161
Media ( 0 .7% )
Comcast Corp., Class  A 3,423 107,551
Interpublic Group of Cos., Inc. (The) 134 3,740
New York Times Co. (The), Class  A 148 8,495
Omnicom Group, Inc. 65 5,299
Paramount Skydance Corp., Class  B (b) 291 5,506
130,591
Metals & Mining ( 0 .1% )
Steel Dynamics, Inc. 93 12,967
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
Annaly Capital Management, Inc. (b) 416 8,407
Rithm Capital Corp. 194 2,210
10,617
Multi-Utilities ( 0 .9% )
CMS Energy Corp. 278 20,366
Consolidated Edison, Inc. 336 33,775
Dominion Energy, Inc. 518 31,686
DTE Energy Co. 107 15,133
NiSource, Inc. 99 4,287
Public Service Enterprise Group, Inc. 248 20,698
Sempra 611 54,978
180,923
Shares Value
Office REITs ( 0 .0% ) (c)
COPT Defense Properties 50 $ 1,453
Cousins Properties, Inc. 150 4,341
5,794
Oil, Gas & Consumable Fuels ( 0 .2% )
Occidental Petroleum Corp. 629 29,720
Passenger Airlines ( 0 .2% )
Delta Air Lines, Inc. 609 34,561
Personal Care Products ( 0 .0% ) (c)
elf Beauty, Inc. (a) 52 6,889
Pharmaceuticals ( 4 .8% )
Bristol-Myers Squibb Co. 1,903 85,825
Elanco Animal Health, Inc. (a)(b) 230 4,632
Eli Lilly & Co. 796 607,348
Merck & Co., Inc. 2,338 196,228
Zoetis, Inc., Class  A 414 60,577
954,610
Professional Services ( 0 .3% )
Booz Allen Hamilton Holding Corp., Class  A 113 11,294
Broadridge Financial Solutions, Inc. 109 25,961
Dayforce, Inc. (a) 141 9,713
Genpact Ltd. (b) 149 6,242
Parsons Corp. (a) 50 4,146
Paycom Software, Inc. 14 2,914
Science Applications International Corp. 41 4,074
64,344
Residential REITs ( 0 .2% )
AvalonBay Communities, Inc. (b) 81 15,647
Camden Property Trust 97 10,358
Essex Property Trust, Inc. 34 9,100
35,105
Retail REITs ( 0 .4% )
Federal Realty Investment Trust 79 8,004
NNN REIT, Inc. 89 3,789
Realty Income Corp. 855 51,975
Regency Centers Corp. 167 12,174
75,942
Semiconductors & Semiconductor Equipment ( 13 .7% )
Allegro MicroSystems, Inc. (a) 110 3,212
Analog Devices, Inc. 330 81,081
Applied Materials, Inc. 745 152,531
Cirrus Logic, Inc. (a) 38 4,761
Entegris, Inc. 77 7,119
First Solar, Inc. (a) 47 10,365
Intel Corp. 4,081 136,918
KLA Corp. 124 133,746
Lam Research Corp. 1,181 158,136
Lattice Semiconductor Corp. (a)(b) 125 9,165
Monolithic Power Systems, Inc. 11 10,127
NVIDIA Corp. 9,735 1,816,356
Teradyne, Inc. 148 20,371
Texas Instruments, Inc. 850 156,171
Universal Display Corp. 36 5,171
2,705,230

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software ( 14 .0% )
ACI Worldwide, Inc. (a) 87 $ 4,591
Adobe, Inc. (a) 396 139,689
Autodesk, Inc. (a) 199 63,216
Box, Inc., Class  A (a)(b) 123 3,969
CommVault Systems, Inc. (a) 41 7,740
Confluent, Inc., Class  A (a) 268 5,306
Datadog, Inc., Class  A (a) 294 41,866
Dropbox, Inc., Class  A (a)(b) 189 5,710
Dynatrace, Inc. (a) 247 11,967
Elastic NV (a) 87 7,351
Gen Digital, Inc. 516 14,649
Intuit, Inc. 255 174,142
Microsoft Corp. 3,124 1,618,076
Nutanix, Inc., Class  A (a) 209 15,548
Palo Alto Networks, Inc. (a) 620 126,244
PTC, Inc. (a) 112 22,738
Q2 Holdings, Inc. (a)(b) 29 2,099
Salesforce, Inc. 869 205,953
SentinelOne, Inc., Class  A (a) 323 5,688
ServiceNow, Inc. (a) 194 178,534
SPS Commerce, Inc. (a) 29 3,020
Synopsys, Inc. (a) 143 70,555
Workday, Inc., Class  A (a) 201 48,387
2,777,038
Specialized REITs ( 0 .6% )
American Tower Corp. 178 34,233
Digital Realty Trust, Inc. 319 55,149
Extra Space Storage, Inc. 196 27,624
117,006
Specialty Retail ( 0 .3% )
Bath & Body Works, Inc. 104 2,679
TJX Cos., Inc. (The) 403 58,250
60,929
Technology Hardware, Storage & Peripherals ( 9 .0% )
Apple, Inc. 6,444 1,640,837
Dell Technologies, Inc., Class  C 290 41,113
Hewlett Packard Enterprise Co. 1,230 30,209
HP, Inc. 868 23,635
NetApp, Inc. 185 21,915
Seagate Technology Holdings plc 97 22,898
1,780,607
Textiles, Apparel & Luxury Goods ( 0 .3% )
Deckers Outdoor Corp. (a) 135 13,685
Lululemon Athletica, Inc. (a) 96 17,081
Tapestry, Inc. 194 21,965
VF Corp. 117 1,688
54,419
Trading Companies & Distributors ( 0 .4% )
Core & Main, Inc., Class  A (a)(b) 177 9,528
United Rentals, Inc. 60 57,280
Watsco, Inc. 15 6,064
WESCO International, Inc. 19 4,019
76,891
Shares Value
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 91 $ 12,666
Total Common Stocks
(Cost $18,303,555) 19,754,593
Short-Term Investments (0.5%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $43,038)
43,038 43,038
Security held as Collateral on Loaned Securities ( 0 .3% )
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $55,905)
55,905 55,905
Total Short-Term Investments
(Cost $98,943) 98,943
–
Total Investments ( 100 .2% )
(Cost $ 18,402,498 ) including
$ 126,670 of Securities Loaned (d) 19,853,536
Liabilities in Excess of Other Assets
(
-0.2%
) (48,121)
NET ASSETS (100.0%) $ 19,805,415
(a) Non-income producing security.
(b) All or a portion of this security was on loan at September 30, 2025.
(c) Amount is less than 0.05%.
(d) At September 30, 2025, the aggregate cost for federal income tax purposes is $18,404,735. The aggregate gross unrealized
appreciation is $1,996,235 and the aggregate gross unrealized depreciation is $547,434, resulting in net unrealized appreciation of
$1,448,801.
REIT Real Estate Investment Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 40 .9%
Financials 17 .6
Communication Services 11 .0
Health Care 10 .3
Other** 9 .1
Consumer Discretionary 6 .1
Consumer Staples 5 .0
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.6%)
Aerospace & Defense ( 1 .0% )
ATI, Inc. (a) 1,635 $ 132,991
Curtiss-Wright Corp. 316 171,569
HEICO Corp. 848 273,752
Loar Holdings, Inc. (a) 229 18,320
Moog, Inc., Class  A 233 48,387
Woodward, Inc. 475 120,037
765,056
Air Freight & Logistics ( 0 .5% )
CH Robinson Worldwide, Inc. 1,113 147,361
Expeditors International of Washington, Inc. 1,281 157,038
GXO Logistics, Inc. (a) 1,158 61,247
365,646
Automobile Components ( 0 .6% )
Aptiv plc (a) 2,044 176,234
Autoliv, Inc. 684 84,474
BorgWarner, Inc. 2,038 89,590
Lear Corp. 503 50,607
Modine Manufacturing Co. (a) 490 69,658
470,563
Automobiles ( 1 .1% )
Ford Motor Co. (b) 30,089 359,864
General Motors Co. 7,122 434,228
Rivian Automotive, Inc., Class  A (a) 7,198 105,667
899,759
Banks ( 3 .9% )
Bank OZK 843 42,976
BOK Financial Corp. 166 18,499
Cadence Bank 1,347 50,566
Citizens Financial Group, Inc. 3,180 169,049
Columbia Banking System, Inc. 1,547 39,820
Comerica, Inc. 947 64,889
Commerce Bancshares, Inc. 962 57,489
Cullen/Frost Bankers, Inc. (b) 441 55,906
East West Bancorp, Inc. 1,015 108,047
Fifth Third Bancorp (b) 4,893 217,983
First Citizens BancShares, Inc., Class  A 69 123,452
First Financial Bankshares, Inc. 1,026 34,525
First Horizon Corp. 3,729 84,313
Flagstar Financial, Inc. 2,319 26,785
FNB Corp. 2,631 42,385
Glacier Bancorp, Inc. 876 42,635
Hancock Whitney Corp. 622 38,943
Home BancShares, Inc. 1,377 38,969
Huntington Bancshares, Inc. 10,774 186,067
KeyCorp 7,016 131,129
M&T Bank Corp. 1,157 228,646
Old National Bancorp 2,575 56,521
Pinnacle Financial Partners, Inc. 567 53,179
Popular, Inc. 492 62,489
Regions Financial Corp. (b) 6,612 174,358
SouthState Bank Corp. 744 73,559
Synovus Financial Corp. 1,021 50,111
Truist Financial Corp. 9,542 436,260
UMB Financial Corp. (b) 541 64,027
United Bankshares, Inc. 1,028 38,252
Valley National Bancorp 3,590 38,054
Shares Value
Webster Financial Corp. 1,226 $ 72,874
Western Alliance Bancorp (b) 780 67,642
Wintrust Financial Corp. 491 65,028
Zions Bancorp NA 1,080 61,106
3,116,533
Beverages ( 0 .6% )
Celsius Holdings, Inc. (a) 1,428 82,096
Coca-Cola Consolidated, Inc. 474 55,534
Keurig Dr Pepper, Inc. 10,356 264,181
Primo Brands Corp., Class  A 2,070 45,747
447,558
Biotechnology ( 2 .3% )
Alkermes plc (a)(b) 1,276 38,280
Alnylam Pharmaceuticals, Inc. (a) 940 428,640
Biogen, Inc. (a) 1,162 162,773
BioMarin Pharmaceutical, Inc. (a) 1,502 81,348
Exact Sciences Corp. (a) 1,483 81,135
Exelixis, Inc. (a) 2,069 85,450
Halozyme Therapeutics, Inc. (a) 919 67,399
Incyte Corp. (a) 1,254 106,352
Insmed, Inc. (a) 1,415 203,774
Ionis Pharmaceuticals, Inc. (a) 1,255 82,102
Madrigal Pharmaceuticals, Inc. (a) 133 61,002
Moderna, Inc. (a)(b) 2,728 70,464
Neurocrine Biosciences, Inc. (a) 766 107,531
Revolution Medicines, Inc. (a) 1,287 60,103
Roivant Sciences Ltd. (a) 3,413 51,639
United Therapeutics Corp. (a) 348 145,885
1,833,877
Broadline Retail ( 0 .5% )
eBay, Inc. 3,365 306,047
Etsy, Inc. (a) 723 48,000
Ollie's Bargain Outlet Holdings, Inc. (a) 452 58,037
412,084
Building Products ( 1 .6% )
AAON, Inc. (b) 567 52,980
Advanced Drainage Systems, Inc. 600 83,220
Allegion plc 719 127,515
AO Smith Corp. 970 71,208
Armstrong World Industries, Inc. 316 61,939
Builders FirstSource, Inc. (a) 794 96,273
Carlisle Cos., Inc. 424 139,479
CSW Industrials, Inc. 140 33,985
Fortune Brands Innovations, Inc. 882 47,090
Lennox International, Inc. (b) 268 141,868
Masco Corp. 1,541 108,471
Owens Corning 925 130,850
Simpson Manufacturing Co., Inc. 349 58,444
Trex Co., Inc. (a) 787 40,664
UFP Industries, Inc. 437 40,855
Zurn Elkay Water Solutions Corp. 1,095 51,498
1,286,339
Capital Markets ( 4 .4% )
Affiliated Managers Group, Inc. 205 48,878
Ameriprise Financial, Inc. 700 343,875
Blue Owl Capital, Inc., Class  A (b) 4,437 75,118
Carlyle Group, Inc. (The) 1,909 119,694

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Capital Markets (cont’d)
Cboe Global Markets, Inc. 776 $ 190,314
Evercore, Inc., Class  A 268 90,402
FactSet Research Systems, Inc. 389 111,445
Franklin Resources, Inc. (b) 2,070 47,879
Hamilton Lane, Inc., Class  A 411 55,399
Houlihan Lokey, Inc., Class  A 404 82,949
Invesco Ltd. 3,288 75,427
Janus Henderson Group plc 932 41,483
Jefferies Financial Group, Inc. 1,220 79,812
LPL Financial Holdings, Inc. 584 194,291
MarketAxess Holdings, Inc. 377 65,692
Morningstar, Inc. 257 59,627
MSCI, Inc., Class  A 585 331,935
Nasdaq, Inc. 3,375 298,519
Northern Trust Corp. 1,415 190,459
PJT Partners, Inc., Class  A 167 29,681
Raymond James Financial, Inc. 1,335 230,421
SEI Investments Co. 758 64,316
State Street Corp. 2,098 243,389
Stifel Financial Corp. 737 83,627
T Rowe Price Group, Inc. 1,604 164,635
TPG, Inc., Class  A 970 55,727
Tradeweb Markets, Inc., Class  A 862 95,665
Virtu Financial, Inc., Class  A 594 21,087
3,491,746
Chemicals ( 1 .0% )
Axalta Coating Systems Ltd. (a) 1,811 51,831
Balchem Corp. 272 40,816
Celanese Corp., Class  A 916 38,545
Eastman Chemical Co. 958 60,402
Element Solutions, Inc. (b) 1,896 47,722
FMC Corp. (b) 1,042 35,043
International Flavors & Fragrances, Inc. 2,119 130,403
Mosaic Co. (The) 2,657 92,145
PPG Industries, Inc. 1,894 199,079
RPM International, Inc. 1,065 125,542
821,528
Commercial Services & Supplies ( 1 .0% )
Casella Waste Systems, Inc., Class  A (a) 516 48,958
Clean Harbors, Inc. (a) 422 97,997
Copart, Inc. (a) 6,898 310,203
MSA Safety, Inc. 309 53,170
Tetra Tech, Inc. 2,171 72,468
Veralto Corp. 2,055 219,083
801,879
Communications Equipment ( 0 .5% )
Ciena Corp. (a) 1,159 168,832
F5, Inc. (a) 476 153,838
Lumentum Holdings, Inc. (a)(b) 565 91,931
414,601
Construction & Engineering ( 2 .0% )
AECOM 1,095 142,865
API Group Corp. (a) 3,092 106,272
Comfort Systems USA, Inc. 289 238,477
Construction Partners, Inc., Class  A (a)(b) 385 48,895
Dycom Industries, Inc. (a) 237 69,147
EMCOR Group, Inc. 367 238,381
Shares Value
IES Holdings, Inc. (a)(b) 74 $ 29,426
MasTec, Inc. (a) 501 106,618
Quanta Services, Inc. 1,094 453,375
Sterling Infrastructure, Inc. (a)(b) 244 82,882
Valmont Industries, Inc. 164 63,588
WillScot Holdings Corp. 1,469 31,011
1,610,937
Construction Materials ( 0 .5% )
Knife River Corp. (a) 1,088 83,634
Vulcan Materials Co. 1,051 323,309
406,943
Consumer Finance ( 0 .8% )
Ally Financial, Inc. 2,048 80,281
Credit Acceptance Corp. (a)(b) 48 22,413
FirstCash Holdings, Inc. 291 46,100
OneMain Holdings, Inc. (b) 880 49,685
SLM Corp. 1,531 42,378
SoFi Technologies, Inc. (a) 8,811 232,787
Synchrony Financial (b) 2,754 195,672
669,316
Consumer Staples Distribution & Retail ( 2 .5% )
Albertsons Cos., Inc., Class  A 3,285 57,520
BJ's Wholesale Club Holdings, Inc. (a)(b) 966 90,080
Casey's General Stores, Inc. 302 170,727
Dollar General Corp. 1,620 167,427
Dollar Tree, Inc. (a) 1,504 141,932
Kroger Co. (The) 5,091 343,184
Maplebear, Inc. (a) 1,403 51,574
Performance Food Group Co. (a)(b) 1,253 130,362
Sprouts Farmers Market, Inc. (a) 794 86,387
Sysco Corp. 3,803 313,139
Target Corp. 3,347 300,226
U.S. Foods Holding Corp. (a) 1,825 139,832
1,992,390
Containers & Packaging ( 1 .5% )
Amcor plc 19,315 157,997
AptarGroup, Inc. 549 73,379
Avery Dennison Corp. 649 105,248
Ball Corp. 2,283 115,109
Crown Holdings, Inc. 970 93,692
Graphic Packaging Holding Co. (b) 2,453 48,005
International Paper Co. 4,394 203,882
Packaging Corp. of America 739 161,050
Sealed Air Corp. (b) 1,220 43,127
Silgan Holdings, Inc. (b) 743 31,957
Smurfit WestRock plc 4,366 185,861
1,219,307
Distributors ( 0 .4% )
Genuine Parts Co. 1,023 141,788
LKQ Corp. 1,887 57,629
Pool Corp. 268 83,099
282,516
Diversified Consumer Services ( 0 .7% )
ADT, Inc. 4,203 36,608
Adtalem Global Education, Inc. (a) 361 55,756
Bright Horizons Family Solutions, Inc. (a) 581 63,079
Duolingo, Inc., Class  A (a) 401 129,058

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Diversified Consumer Services (cont’d)
H&R Block, Inc. 1,364 $ 68,978
Service Corp. International 1,406 117,007
Stride, Inc. (a) 436 64,938
535,424
Diversified REITs ( 0 .2% )
Essential Properties Realty Trust, Inc. (b) 1,636 48,687
WP Carey, Inc. 1,796 121,356
170,043
Electric Utilities ( 2 .1% )
Alliant Energy Corp. 2,129 143,516
Evergy, Inc. 1,885 143,298
Eversource Energy 3,074 218,684
Exelon Corp. 7,844 353,058
IDACORP, Inc. 447 59,071
NRG Energy, Inc. 1,590 257,501
Portland General Electric Co. (b) 905 39,820
TXNM Energy, Inc. 760 42,978
Xcel Energy, Inc. 4,612 371,958
1,629,884
Electrical Equipment ( 2 .1% )
Acuity, Inc. 257 88,508
AMETEK, Inc. 1,799 338,212
Hubbell, Inc., Class  B 445 191,488
NEXTracker, Inc., Class  A (a) 1,222 90,416
nVent Electric plc 1,335 131,684
Regal Rexnord Corp. 554 79,466
Rockwell Automation, Inc. 894 312,480
Vertiv Holdings Co., Class  A 2,874 433,572
1,665,826
Electronic Equipment, Instruments & Components ( 3 .6% )
Arrow Electronics, Inc. (a) 379 45,859
Badger Meter, Inc. 247 44,109
CDW Corp. 1,090 173,615
Cognex Corp. 1,408 63,782
Coherent Corp. (a) 1,287 138,636
Corning, Inc. 5,920 485,618
Flex Ltd. (a) 3,109 180,229
Itron, Inc. (a) 380 47,333
Jabil, Inc. 873 189,589
Keysight Technologies, Inc. (a) 1,433 250,660
Littelfuse, Inc. 206 53,356
Ralliant Corp. 946 41,369
TD SYNNEX Corp. 570 93,338
TE Connectivity plc 2,185 479,673
Teledyne Technologies, Inc. (a) 391 229,142
Trimble, Inc. (a) 1,993 162,728
Vontier Corp. 1,217 51,077
Zebra Technologies Corp., Class  A (a) 420 124,807
2,854,920
Energy Equipment & Services ( 0 .5% )
Baker Hughes Co., Class  A 7,636 372,026
Entertainment ( 1 .9% )
Electronic Arts, Inc. 1,797 362,455
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,292 218,244
Roku, Inc., Class  A (a) 1,078 107,940
Shares Value
Take-Two Interactive Software, Inc. (a) 1,346 $ 347,752
Warner Bros Discovery, Inc. (a) 20,532 400,990
Warner Music Group Corp., Class  A 1,477 50,307
1,487,688
Financial Services ( 1 .7% )
Affirm Holdings, Inc., Class  A (a) 2,266 165,599
Corpay, Inc. (a) 567 163,330
Equitable Holdings, Inc. 2,216 112,529
Essent Group Ltd. 708 45,001
Euronet Worldwide, Inc. (a) 321 28,187
Fidelity National Information Services, Inc. 4,201 277,014
Jack Henry & Associates, Inc. 604 89,954
Jackson Financial, Inc., Class  A 507 51,324
MGIC Investment Corp. 1,685 47,803
Mr Cooper Group, Inc. 466 98,228
PennyMac Financial Services, Inc. (b) 215 26,634
Shift4 Payments, Inc., Class  A (a)(b) 548 42,415
Toast, Inc., Class  A (a) 3,849 140,527
Voya Financial, Inc. 715 53,482
1,342,027
Food Products ( 1 .9% )
Bunge Global SA (b) 1,082 87,913
Campbell's Co. (The) (b) 1,563 49,360
Conagra Brands, Inc. 3,873 70,915
Darling Ingredients, Inc. (a) 1,277 39,421
General Mills, Inc. 4,348 219,226
Hershey Co. (The) 1,186 221,841
Hormel Foods Corp. 2,369 58,609
Ingredion, Inc. (b) 520 63,497
J.M. Smucker Co. (The) 850 92,310
Kellanova 2,263 185,611
Kraft Heinz Co. (The) (b) 6,955 181,108
Lamb Weston Holdings, Inc. 1,127 65,456
McCormick & Co., Inc. (Non-Voting) 2,162 144,659
Pilgrim's Pride Corp. 338 13,763
Post Holdings, Inc. (a)(b) 391 42,025
1,535,714
Gas Utilities ( 0 .1% )
Southwest Gas Holdings, Inc. 532 41,677
UGI Corp. 1,783 59,302
100,979
Ground Transportation ( 1 .0% )
JB Hunt Transport Services, Inc. 740 99,286
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,492 58,949
Landstar System, Inc. 327 40,077
Lyft, Inc., Class  A (a) 3,075 67,681
Old Dominion Freight Line, Inc. 1,557 219,194
Ryder System, Inc. 376 70,928
Saia, Inc. (a) 252 75,439
XPO, Inc. (a) 1,085 140,258
771,812
Health Care Equipment & Supplies ( 3 .9% )
Align Technology, Inc. (a) 539 67,494
Baxter International, Inc. 4,045 92,105
Becton Dickinson & Co. 2,147 401,854
Cooper Cos., Inc. (The) (a) 1,568 107,502

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies (cont’d)
Dexcom, Inc. (a) 3,070 $ 206,580
Edwards Lifesciences Corp. (a) 4,426 344,210
GE HealthCare Technologies, Inc. 3,614 271,411
Glaukos Corp. (a) 439 35,800
Globus Medical, Inc., Class  A (a) 888 50,856
Hologic, Inc. (a) 1,750 118,107
IDEXX Laboratories, Inc. (a) 601 383,973
Insulet Corp. (a) 556 171,654
Merit Medical Systems, Inc. (a) 459 38,203
Penumbra, Inc. (a) 300 75,996
ResMed, Inc. 1,151 315,063
STERIS plc 779 192,756
Teleflex, Inc. 349 42,704
Zimmer Biomet Holdings, Inc. 1,571 154,743
3,071,011
Health Care Providers & Services ( 1 .7% )
Centene Corp. (a) 3,849 137,332
Chemed Corp. 114 51,042
CorVel Corp. (a) 214 16,568
DaVita, Inc. (a)(b) 303 40,260
Encompass Health Corp. 788 100,092
Ensign Group, Inc. (The) 442 76,364
Guardant Health, Inc. (a) 941 58,794
HealthEquity, Inc. (a) 703 66,623
Henry Schein, Inc. (a) 827 54,888
Humana, Inc. 953 247,942
Labcorp Holdings, Inc. 658 188,886
Molina Healthcare, Inc. (a) 426 81,519
Option Care Health, Inc. (a) 1,274 35,366
Quest Diagnostics, Inc. 884 168,473
1,324,149
Health Care REITs ( 0 .6% )
Alexandria Real Estate Equities, Inc. 1,420 118,342
American Healthcare REIT, Inc. 1,385 58,184
CareTrust REIT, Inc. (b) 1,843 63,915
Healthcare Realty Trust, Inc., Class  A 2,896 52,215
Healthpeak Properties, Inc. 5,752 110,151
Omega Healthcare Investors, Inc. 2,445 103,228
506,035
Health Care Technology ( 0 .5% )
Veeva Systems, Inc., Class  A (a) 1,181 351,832
Waystar Holding Corp. (a) 752 28,516
380,348
Hotel & Resort REITs ( 0 .2% )
Host Hotels & Resorts, Inc. 5,633 95,873
Ryman Hospitality Properties, Inc. (b) 508 45,512
141,385
Hotels, Restaurants & Leisure ( 1 .7% )
Aramark 2,131 81,830
Brinker International, Inc. (a) 357 45,225
Cava Group, Inc. (a)(b) 809 48,872
Choice Hotels International, Inc. (b) 268 28,652
Darden Restaurants, Inc. 953 181,413
Domino's Pizza, Inc. 276 119,152
Hyatt Hotels Corp., Class  A 418 59,327
Life Time Group Holdings, Inc. (a) 1,274 35,162
Shares Value
Planet Fitness, Inc., Class  A (a)(b) 863 $ 89,579
Shake Shack, Inc., Class  A (a) 313 29,300
Texas Roadhouse, Inc., Class  A 539 89,555
Vail Resorts, Inc. 378 56,538
Wingstop, Inc. (b) 227 57,131
Wyndham Hotels & Resorts, Inc. 770 61,523
Yum! Brands, Inc. 2,185 332,120
1,315,379
Household Durables ( 1 .8% )
DR Horton, Inc. 2,042 346,058
Lennar Corp., Class  A 1,940 244,518
Mohawk Industries, Inc. (a) 372 47,958
NVR, Inc. (a) 23 184,797
PulteGroup, Inc. 1,628 215,108
Somnigroup International, Inc. 1,491 125,736
Taylor Morrison Home Corp., Class  A (a) 799 52,742
Toll Brothers, Inc. 796 109,959
TopBuild Corp. (a) 232 90,679
1,417,555
Household Products ( 0 .7% )
Church & Dwight Co., Inc. 1,795 157,296
Clorox Co. (The) 901 111,093
Kimberly-Clark Corp. 2,445 304,011
572,400
Independent Power and Renewable Electricity Producers ( 0 .2% )
AES Corp. (The) 5,886 77,460
Brookfield Renewable Corp. 1,203 41,407
Clearway Energy, Inc., Class  C 792 22,374
141,241
Industrial REITs ( 0 .5% )
Americold Realty Trust, Inc. (b) 2,359 28,874
EastGroup Properties, Inc. 439 74,305
First Industrial Realty Trust, Inc. 1,091 56,154
Lineage, Inc. 577 22,295
Rexford Industrial Realty, Inc. 1,962 80,658
STAG Industrial, Inc. (b) 1,541 54,382
Terreno Realty Corp. (b) 839 47,613
364,281
Insurance ( 3 .9% )
American Financial Group, Inc. 531 77,377
American International Group, Inc. 4,106 322,485
Arch Capital Group Ltd. 2,682 243,338
Axis Capital Holdings Ltd. 561 53,744
Brown & Brown, Inc. 2,415 226,503
Cincinnati Financial Corp. 1,141 180,392
Everest Group Ltd. 308 107,871
First American Financial Corp. 1,002 64,369
Globe Life, Inc. 599 85,639
Hanover Insurance Group, Inc. (The) 264 47,950
Hartford Insurance Group, Inc. (The) 2,083 277,851
Kinsale Capital Group, Inc. 164 69,743
Lincoln National Corp. 1,395 56,260
Old Republic International Corp. 1,707 72,496
Primerica, Inc. 240 66,622
Principal Financial Group, Inc. 1,644 136,304
Prudential Financial, Inc. 2,611 270,865
Reinsurance Group of America, Inc. 490 94,144

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
RenaissanceRe Holdings Ltd. 335 $ 85,067
Ryan Specialty Holdings, Inc., Class  A 806 45,426
Selective Insurance Group, Inc. 449 36,401
Unum Group 1,254 97,536
W. R. Berkley Corp. 2,207 169,100
Willis Towers Watson plc 722 249,415
3,136,898
Interactive Media & Services ( 0 .6% )
Pinterest, Inc., Class  A (a) 4,956 159,434
Reddit, Inc., Class  A (a) 994 228,610
Snap, Inc., Class  A (a) 9,101 70,169
458,213
IT Services ( 1 .8% )
Akamai Technologies, Inc. (a) 1,173 88,866
Amdocs Ltd. 923 75,732
Cognizant Technology Solutions Corp., Class  A 3,945 264,591
EPAM Systems, Inc. (a) 448 67,554
Gartner, Inc. (a) 707 185,849
GoDaddy, Inc., Class  A (a) 1,148 157,081
Kyndryl Holdings, Inc. (a) 1,890 56,757
MongoDB, Inc., Class  A (a) 652 202,368
Twilio, Inc., Class  A (a) 1,221 122,210
VeriSign, Inc. 702 196,258
1,417,266
Leisure Products ( 0 .1% )
Hasbro, Inc. 974 73,878
Mattel, Inc. (a) 2,362 39,752
113,630
Life Sciences Tools & Services ( 2 .1% )
Agilent Technologies, Inc. 2,240 287,504
Avantor, Inc. (a) 5,265 65,707
Bio-Rad Laboratories, Inc., Class  A (a) 148 41,498
Bio-Techne Corp. 1,221 67,924
Bruker Corp. 818 26,577
Charles River Laboratories International, Inc. (a) 387 60,550
Illumina, Inc. (a) 1,187 112,729
IQVIA Holdings, Inc. (a) 1,338 254,140
Medpace Holdings, Inc. (a) 181 93,063
Mettler-Toledo International, Inc. (a) 163 200,100
PerkinElmer, Inc. 918 80,463
Repligen Corp. (a) 422 56,409
Waters Corp. (a) 472 141,510
West Pharmaceutical Services, Inc. 568 149,004
1,637,178
Machinery ( 5 .6% )
AGCO Corp. 521 55,783
Allison Transmission Holdings, Inc. 698 59,246
Chart Industries, Inc. (a) 376 75,256
CNH Industrial NV 7,358 79,834
Cummins, Inc. 1,025 432,929
Donaldson Co., Inc. 974 79,722
Dover Corp. 1,147 191,354
Esab Corp. 477 53,300
ESCO Technologies, Inc. 216 45,600
Federal Signal Corp. 498 59,257
Flowserve Corp. 1,093 58,082
Shares Value
Fortive Corp. 2,832 $ 138,740
Gates Industrial Corp. plc (a) 2,125 52,742
Graco, Inc. 1,379 117,160
IDEX Corp. 632 102,864
Ingersoll Rand, Inc. 3,295 272,233
ITT, Inc. 652 116,552
JBT Marel Corp. 430 60,393
Lincoln Electric Holdings, Inc. 454 107,067
Middleby Corp. (The) (a) 420 55,831
Mueller Industries, Inc. 907 91,707
Nordson Corp. 429 97,362
Oshkosh Corp. 534 69,260
Otis Worldwide Corp. 3,205 293,033
PACCAR, Inc. 3,906 384,038
Pentair plc 1,370 151,741
RBC Bearings, Inc. (a) 260 101,475
Snap-on, Inc. 434 150,394
SPX Technologies, Inc. (a) 379 70,790
Stanley Black & Decker, Inc. 1,298 96,480
Timken Co. (The) (b) 528 39,695
Toro Co. (The) 819 62,408
Watts Water Technologies, Inc., Class  A 228 63,676
Westinghouse Air Brake Technologies Corp. 1,392 279,054
Xylem, Inc. 1,979 291,903
4,456,961
Media ( 1 .0% )
Interpublic Group of Cos., Inc. (The) 3,766 105,109
Liberty Broadband Corp., Class  C (a) 1,088 69,131
New York Times Co. (The), Class  A 1,644 94,366
Nexstar Media Group, Inc., Class  A (b) 292 57,740
Omnicom Group, Inc. 1,976 161,103
Paramount Skydance Corp., Class  B (b) 3,203 60,601
Sirius XM Holdings, Inc. 2,268 52,788
Trade Desk, Inc. (The), Class  A (a) 3,696 181,141
781,979
Metals & Mining ( 1 .0% )
Carpenter Technology Corp. 547 134,310
Commercial Metals Co. 1,734 99,324
Nucor Corp. 1,864 252,441
Reliance, Inc. 535 150,244
Steel Dynamics, Inc. 1,337 186,418
822,737
Mortgage Real Estate Investment Trusts (REITs) ( 0 .3% )
AGNC Investment Corp. (b) 7,692 75,304
Annaly Capital Management, Inc. (b) 4,761 96,220
Rithm Capital Corp. 3,925 44,706
Starwood Property Trust, Inc. (b) 2,562 49,626
265,856
Multi-Utilities ( 3 .3% )
Ameren Corp. (b) 2,237 233,498
CMS Energy Corp. 2,470 180,952
Consolidated Edison, Inc. 2,915 293,016
Dominion Energy, Inc. 6,469 395,709
DTE Energy Co. 1,718 242,977
NiSource, Inc. 3,899 168,826
Public Service Enterprise Group, Inc. 3,923 327,413
Sempra 4,909 441,712

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Multi-Utilities (cont’d)
WEC Energy Group, Inc. (b) 2,620 $ 300,226
2,584,329
Office REITs ( 0 .3% )
BXP, Inc. 1,310 97,385
COPT Defense Properties 935 27,171
Cousins Properties, Inc. 1,383 40,024
Kilroy Realty Corp. (b) 974 41,152
Vornado Realty Trust 1,491 60,430
266,162
Oil, Gas & Consumable Fuels ( 0 .3% )
Occidental Petroleum Corp. 5,563 262,852
Paper & Forest Products ( 0 .1% )
Louisiana-Pacific Corp. 506 44,953
Passenger Airlines ( 0 .5% )
Alaska Air Group, Inc. (a) 1,090 54,260
American Airlines Group, Inc. (a) 6,145 69,070
Delta Air Lines, Inc. 5,141 291,752
415,082
Personal Care Products ( 0 .6% )
BellRing Brands, Inc. (a) 919 33,406
elf Beauty, Inc. (a) 407 53,919
Estee Lauder Cos., Inc. (The), Class  A 1,723 151,831
Kenvue, Inc. 14,160 229,817
468,973
Pharmaceuticals ( 0 .4% )
Corcept Therapeutics, Inc. (a) 741 61,585
Elanco Animal Health, Inc. (a)(b) 3,907 78,687
Jazz Pharmaceuticals plc (a)(b) 459 60,496
Royalty Pharma plc, Class  A (b) 2,705 95,432
296,200
Professional Services ( 2 .3% )
Amentum Holdings, Inc. (a) 1,336 31,997
Booz Allen Hamilton Holding Corp., Class  A 1,259 125,837
Broadridge Financial Solutions, Inc. 972 231,501
Dayforce, Inc. (a) 1,266 87,215
Equifax, Inc. 1,031 264,482
ExlService Holdings, Inc. (a) 1,297 57,107
FTI Consulting, Inc. (a) 328 53,021
Genpact Ltd. (b) 1,335 55,923
Parsons Corp. (a) 439 36,402
Paycom Software, Inc. 426 88,668
Paylocity Holding Corp. (a) 370 58,930
Robert Half, Inc. 1,016 34,524
Science Applications International Corp. 381 37,860
SS&C Technologies Holdings, Inc. 1,745 154,886
TransUnion 1,906 159,685
UL Solutions, Inc., Class  A 638 45,209
Verisk Analytics, Inc., Class  A 1,116 280,685
1,803,932
Real Estate Management & Development ( 1 .1% )
CBRE Group, Inc., Class  A (a) 2,265 356,874
CoStar Group, Inc. (a) 3,349 282,555
Jones Lang LaSalle, Inc. (a) 390 116,329
Shares Value
Zillow Group, Inc., Class  C (a) 1,778 $ 136,995
892,753
Residential REITs ( 1 .6% )
AvalonBay Communities, Inc. (b) 1,178 227,554
Camden Property Trust 872 93,112
Equity LifeStyle Properties, Inc. 1,569 95,238
Equity Residential 3,143 203,446
Essex Property Trust, Inc. 532 142,395
Invitation Homes, Inc. 5,071 148,733
Mid-America Apartment Communities, Inc. 964 134,700
Sun Communities, Inc. 1,027 132,483
UDR, Inc. (b) 2,738 102,018
1,279,679
Retail REITs ( 1 .2% )
Brixmor Property Group, Inc. 2,523 69,837
Federal Realty Investment Trust 711 72,031
Kimco Realty Corp. 5,506 120,306
Kite Realty Group Trust 1,807 40,296
NNN REIT, Inc. (b) 1,554 66,154
Phillips Edison & Co., Inc. 1,037 35,600
Realty Income Corp. (b) 6,879 418,175
Regency Centers Corp. 1,497 109,131
931,530
Semiconductors & Semiconductor Equipment ( 3 .2% )
Allegro MicroSystems, Inc. (a) 1,028 30,018
Astera Labs, Inc. (a) 1,061 207,744
Cirrus Logic, Inc. (a) 426 53,374
Enphase Energy, Inc. (a) 871 30,825
Entegris, Inc. 1,258 116,315
First Solar, Inc. (a) 702 154,812
Lattice Semiconductor Corp. (a)(b) 1,123 82,338
Marvell Technology, Inc. 6,427 540,318
Microchip Technology, Inc. 4,310 276,788
MKS, Inc. 561 69,435
Monolithic Power Systems, Inc. 367 337,875
ON Semiconductor Corp. (a) 3,395 167,408
Qorvo, Inc. (a) 767 69,858
Rambus, Inc. (a) 891 92,842
Skyworks Solutions, Inc. 1,234 94,993
Teradyne, Inc. 1,324 182,235
Universal Display Corp. 364 52,281
2,559,459
Software ( 4 .0% )
ACI Worldwide, Inc. (a) 849 44,802
Appfolio, Inc., Class  A (a) 183 50,446
Bentley Systems, Inc., Class  B (b) 1,310 67,439
Box, Inc., Class  A (a)(b) 1,162 37,498
CCC Intelligent Solutions Holdings, Inc. (a)(b) 4,811 43,828
Clearwater Analytics Holdings, Inc., Class  A (a) 2,299 41,428
CommVault Systems, Inc. (a) 365 68,905
Confluent, Inc., Class  A (a) 2,390 47,322
Datadog, Inc., Class  A (a) 2,449 348,738
Docusign, Inc., Class  A (a) 1,669 120,318
Dolby Laboratories, Inc., Class  A 504 36,474
Dropbox, Inc., Class  A (a)(b) 1,686 50,934
Dynatrace, Inc. (a) 2,484 120,350
Elastic NV (a) 772 65,226
Fair Isaac Corp. (a) 188 281,348

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Gen Digital, Inc. 4,649 $ 131,985
Guidewire Software, Inc. (a) 692 159,063
HubSpot, Inc. (a) 422 197,412
Manhattan Associates, Inc. (a) 498 102,080
MARA Holdings, Inc. (a)(b) 3,026 55,255
Nutanix, Inc., Class  A (a) 2,178 162,021
PTC, Inc. (a) 996 202,208
Q2 Holdings, Inc. (a)(b) 498 36,050
Qualys, Inc. (a) 298 39,434
Samsara, Inc., Class  A (a) 2,321 86,457
SentinelOne, Inc., Class  A (a) 2,521 44,395
SPS Commerce, Inc. (a) 312 32,492
Tyler Technologies, Inc. (a) 358 187,291
Varonis Systems, Inc., Class  B (a) 890 51,148
Zscaler, Inc. (a) 815 244,223
3,156,570
Specialized REITs ( 1 .6% )
Crown Castle, Inc. 3,388 326,908
CubeSmart 1,877 76,319
Extra Space Storage, Inc. 1,744 245,800
Iron Mountain, Inc. 2,444 249,141
Lamar Advertising Co., Class  A 715 87,530
National Storage Affiliates Trust 588 17,769
SBA Communications Corp., Class  A 881 170,341
Weyerhaeuser Co. 4,969 123,182
1,296,990
Specialty Retail ( 2 .4% )
AutoNation, Inc. (a) 207 45,285
Bath & Body Works, Inc. 1,505 38,769
Best Buy Co., Inc. 1,444 109,195
Boot Barn Holdings, Inc. (a)(b) 224 37,121
Burlington Stores, Inc. (a) 463 117,834
CarMax, Inc. (a) 1,103 49,492
Dick's Sporting Goods, Inc. 403 89,555
Five Below, Inc. (a) 398 61,571
Floor & Decor Holdings, Inc., Class  A (a) 782 57,633
GameStop Corp., Class  A (a) 3,018 82,331
Gap, Inc. (The) 1,770 37,860
Group 1 Automotive, Inc. 92 40,251
Lithia Motors, Inc., Class  A 186 58,776
Penske Automotive Group, Inc. 136 23,652
Ross Stores, Inc. 2,362 359,945
Tractor Supply Co. 4,025 228,902
Ulta Beauty, Inc. (a) 331 180,974
Urban Outfitters, Inc. (a) 412 29,429
Wayfair, Inc., Class  A (a) 704 62,888
Williams-Sonoma, Inc. (b) 865 169,064
1,880,527
Technology Hardware, Storage & Peripherals ( 2 .5% )
Hewlett Packard Enterprise Co. 10,971 269,448
HP, Inc. 7,784 211,958
NetApp, Inc. 1,658 196,407
Pure Storage, Inc., Class  A (a) 2,577 215,978
Sandisk Corp. (a) 1,145 128,469
Seagate Technology Holdings plc 1,715 404,843
Super Micro Computer, Inc. (a)(b) 4,261 204,272
Shares Value
Western Digital Corp. 2,866 $ 344,092
1,975,467
Textiles, Apparel & Luxury Goods ( 0 .7% )
Crocs, Inc. (a)(b) 390 32,585
Deckers Outdoor Corp. (a) 1,076 109,074
Lululemon Athletica, Inc. (a) 764 135,939
Ralph Lauren Corp., Class  A 277 86,856
Tapestry, Inc. 1,529 173,113
VF Corp. 2,702 38,990
576,557
Trading Companies & Distributors ( 2 .4% )
Air Lease Corp., Class  A 873 55,566
Applied Industrial Technologies, Inc. 314 81,970
Core & Main, Inc., Class  A (a)(b) 1,591 85,644
Fastenal Co. 8,458 414,780
Ferguson Enterprises, Inc. 1,453 326,315
FTAI Aviation Ltd. 847 141,330
GATX Corp. (b) 296 51,741
QXO, Inc. (a) 5,229 99,665
SiteOne Landscape Supply, Inc. (a) 325 41,860
United Rentals, Inc. 474 452,509
Watsco, Inc. 297 120,077
WESCO International, Inc. 352 74,448
1,945,905
Water Utilities ( 0 .4% )
American Water Works Co., Inc. 1,674 233,004
Essential Utilities, Inc. 2,323 92,688
325,692
Total Common Stocks
(Cost $70,160,358) 79,063,035
Short-Term Investments (3.6%)
Investment Company (0.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $191,937)
191,937 191,937
Security held as Collateral on Loaned Securities ( 3 .3% )
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $2,639,576)
2,639,576 2,639,576
Total Short-Term Investments
(Cost $2,831,513) 2,831,513
–
Total Investments ( 103 .2% )
(Cost $ 72,991,871 ) including
$ 5,466,501 of Securities Loaned (c) 81,894,548
Liabilities in Excess of Other Assets
(
-3.2%
) (2,567,162)
NET ASSETS (100.0%) $ 79,327,386

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(a) Non-income producing security.
(b) All or a portion of this security was on loan at September 30, 2025.
(c) At September 30, 2025, the aggregate cost for federal income tax purposes is $73,232,981. The aggregate gross unrealized
appreciation is $13,138,743 and the aggregate gross unrealized depreciation is $4,477,176, resulting in net unrealized appreciation of $8,661,567.
REIT Real Estate Investment Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Industrials 20 .0%
Information Technology 15 .6
Financials 15 .2
Health Care 10 .8
Consumer Discretionary 10 .0
Other** 8 .7
Real Estate 7 .4
Consumer Staples 6 .3
Utilities 6 .0
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Calvert US Select Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.9%)
Aerospace & Defense ( 0 .1% )
Hexcel Corp. 119 $ 7,461
Air Freight & Logistics ( 0 .0% ) (a)
Expeditors International of Washington, Inc. 38 4,658
Automobile Components ( 0 .0% ) (a)
Aptiv plc (b) 51 4,397
Banks ( 1 .4% )
Citizens Financial Group, Inc. 1,899 100,951
PNC Financial Services Group, Inc. (The) 439 88,208
Regions Financial Corp. 256 6,751
195,910
Biotechnology ( 2 .0% )
Alnylam Pharmaceuticals, Inc. (b) 29 13,224
Amgen, Inc. 176 49,667
Exact Sciences Corp. (b) 81 4,432
Gilead Sciences, Inc. 366 40,626
Halozyme Therapeutics, Inc. (b) 217 15,915
Neurocrine Biosciences, Inc. (b) 17 2,386
Regeneron Pharmaceuticals, Inc. 60 33,736
United Therapeutics Corp. (b) 88 36,891
Vertex Pharmaceuticals, Inc. (b) 213 83,419
280,296
Broadline Retail ( 1 .0% )
eBay, Inc. 1,309 119,054
Etsy, Inc. (b) 254 16,863
135,917
Building Products ( 0 .8% )
Trane Technologies plc 264 111,397
Capital Markets ( 5 .4% )
BlackRock, Inc. 232 270,482
Charles Schwab Corp. (The) 1,398 133,467
Intercontinental Exchange, Inc. 112 18,870
Nasdaq, Inc. 744 65,807
Northern Trust Corp. 414 55,724
Raymond James Financial, Inc. 161 27,789
S&P Global, Inc. 296 144,066
State Street Corp. 408 47,332
763,537
Chemicals ( 1 .8% )
Ecolab, Inc. 462 126,523
FMC Corp. 369 12,409
Linde plc 71 33,725
Mosaic Co. (The) 1,385 48,032
Sherwin-Williams Co. (The) 76 26,316
247,005
Commercial Services & Supplies ( 1 .5% )
Cintas Corp. 610 125,209
Copart, Inc. (b) 778 34,987
RB Global, Inc. 354 38,359
Tetra Tech, Inc. 408 13,619
212,174
Communications Equipment ( 1 .6% )
Cisco Systems, Inc. 2,842 194,450
Shares Value
Lumentum Holdings, Inc. (b) 205 $ 33,355
227,805
Construction Materials ( 0 .7% )
CRH plc 795 95,321
Consumer Finance ( 3 .1% )
American Express Co. 733 243,473
Capital One Financial Corp. 931 197,912
441,385
Consumer Staples Distribution & Retail ( 0 .6% )
Target Corp. 618 55,434
U.S. Foods Holding Corp. (b) 403 30,878
86,312
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc. (b) 238 25,840
Service Corp. International 306 25,465
51,305
Electric Utilities ( 1 .1% )
Eversource Energy 86 6,118
Exelon Corp. 2,505 112,750
NextEra Energy, Inc. 474 35,782
154,650
Electrical Equipment ( 3 .2% )
Eaton Corp. plc 631 236,152
Emerson Electric Co. 997 130,786
Regal Rexnord Corp. 41 5,881
Rockwell Automation, Inc. 218 76,198
449,017
Electronic Equipment, Instruments & Components ( 0 .5% )
Flex Ltd. (b) 1,172 67,941
Entertainment ( 4 .3% )
Electronic Arts, Inc. 528 106,497
Netflix, Inc. (b) 290 347,687
Walt Disney Co. (The) 1,344 153,888
608,072
Financial Services ( 3 .9% )
Equitable Holdings, Inc. 475 24,120
Mastercard, Inc., Class  A 388 220,698
PayPal Holdings, Inc. (b) 652 43,723
Rocket Cos., Inc., Class  A (c) 654 12,675
Visa, Inc., Class  A 749 255,694
556,910
Food Products ( 1 .1% )
Darling Ingredients, Inc. (b) 471 14,540
General Mills, Inc. 1,718 86,621
J.M. Smucker Co. (The) 24 2,606
McCormick & Co., Inc. (Non-Voting) 703 47,038
150,805
Health Care Equipment & Supplies ( 4 .0% )
Abbott Laboratories 1,658 222,072
Boston Scientific Corp. (b) 1,789 174,660
Edwards Lifesciences Corp. (b) 283 22,009
IDEXX Laboratories, Inc. (b) 98 62,611
Insulet Corp. (b) 167 51,558

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies (cont’d)
ResMed, Inc. 98 $ 26,826
559,736
Health Care Providers & Services ( 0 .4% )
DaVita, Inc. (b) 129 17,140
Humana, Inc. 144 37,465
54,605
Health Care REITs ( 0 .1% )
Ventas, Inc. 268 18,757
Health Care Technology ( 0 .3% )
Veeva Systems, Inc., Class  A (b) 161 47,964
Hotels, Restaurants & Leisure ( 1 .0% )
Darden Restaurants, Inc. 491 93,467
Planet Fitness, Inc., Class  A (b) 275 28,545
Vail Resorts, Inc. 165 24,679
146,691
Industrial REITs ( 1 .1% )
Prologis, Inc. 1,353 154,946
Insurance ( 2 .4% )
Aon plc, Class  A 118 42,076
Hartford Insurance Group, Inc. (The) 229 30,546
MetLife, Inc. 1,464 120,590
Progressive Corp. (The) 538 132,859
Travelers Cos., Inc. (The) 44 12,286
338,357
IT Services ( 1 .9% )
Accenture plc, Class  A 675 166,455
Akamai Technologies, Inc. (b) 328 24,849
Twilio, Inc., Class  A (b) 405 40,536
VeriSign, Inc. 122 34,108
265,948
Life Sciences Tools & Services ( 0 .7% )
Danaher Corp. 149 29,541
Thermo Fisher Scientific, Inc. 134 64,992
94,533
Machinery ( 4 .0% )
Deere & Co. 245 112,029
Ingersoll Rand, Inc. 509 42,054
Parker-Hannifin Corp. 411 311,600
Pentair plc 602 66,677
Westinghouse Air Brake Technologies Corp. 167 33,478
565,838
Media ( 0 .8% )
Interpublic Group of Cos., Inc. (The) 1,593 44,461
Omnicom Group, Inc. 874 71,257
115,718
Metals & Mining ( 0 .3% )
Nucor Corp. 285 38,598
Steel Dynamics, Inc. 33 4,601
43,199
Multi-Utilities ( 1 .2% )
Consolidated Edison, Inc. 731 73,480
Public Service Enterprise Group, Inc. 1,173 97,899
171,379
Shares Value
Personal Care Products ( 0 .0% ) (a)
Estee Lauder Cos., Inc. (The), Class  A 54 $ 4,759
Pharmaceuticals ( 2 .9% )
Bristol-Myers Squibb Co. 765 34,501
Eli Lilly & Co. 317 241,871
Merck & Co., Inc. 1,047 87,875
Pfizer, Inc. 2,000 50,960
415,207
Professional Services ( 1 .7% )
Automatic Data Processing, Inc. 742 217,777
Verisk Analytics, Inc., Class  A 63 15,845
233,622
Real Estate Management & Development ( 1 .1% )
CBRE Group, Inc., Class  A (b) 626 98,633
CoStar Group, Inc. (b) 97 8,184
Jones Lang LaSalle, Inc. (b) 155 46,233
153,050
Residential REITs ( 0 .2% )
Equity Residential 527 34,113
Semiconductors & Semiconductor Equipment ( 12 .5% )
Advanced Micro Devices, Inc. (b) 538 87,043
Analog Devices, Inc. 96 23,587
Applied Materials, Inc. 418 85,581
First Solar, Inc. (b) 23 5,072
Intel Corp. 520 17,446
KLA Corp. 50 53,930
Lam Research Corp. 785 105,112
Micron Technology, Inc. 462 77,302
NVIDIA Corp. 6,396 1,193,366
QUALCOMM, Inc. 443 73,697
Texas Instruments, Inc. 237 43,544
1,765,680
Software ( 13 .6% )
Adobe, Inc. (b) 140 49,385
Atlassian Corp., Class  A (b) 38 6,069
Autodesk, Inc. (b) 307 97,525
Cadence Design Systems, Inc. (b) 199 69,901
Elastic NV (b) 169 14,279
Guidewire Software, Inc. (b) 140 32,180
Intuit, Inc. 217 148,192
Microsoft Corp. 2,072 1,073,192
Palo Alto Networks, Inc. (b) 547 111,380
Salesforce, Inc. 497 117,789
ServiceNow, Inc. (b) 153 140,803
Synopsys, Inc. (b) 95 46,872
Workday, Inc., Class  A (b) 69 16,610
1,924,177
Specialized REITs ( 0 .9% )
American Tower Corp. 277 53,272
Extra Space Storage, Inc. 537 75,685
128,957
Specialty Retail ( 3 .2% )
Best Buy Co., Inc. 665 50,287
Dick's Sporting Goods, Inc. 132 29,333
Gap, Inc. (The) 672 14,374
Home Depot, Inc. (The) 293 118,721

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Specialty Retail (cont’d)
Lithia Motors, Inc., Class  A 19 $ 6,004
Lowe's Cos., Inc. 128 32,168
TJX Cos., Inc. (The) 534 77,184
Tractor Supply Co. 306 17,402
Ulta Beauty, Inc. (b) 100 54,675
Williams-Sonoma, Inc. 230 44,954
445,102
Technology Hardware, Storage & Peripherals ( 7 .8% )
Apple, Inc. 3,542 901,899
Dell Technologies, Inc., Class  C 280 39,696
Hewlett Packard Enterprise Co. 2,855 70,119
HP, Inc. 3,316 90,295
1,102,009
Textiles, Apparel & Luxury Goods ( 1 .5% )
Deckers Outdoor Corp. (b) 180 18,246
Lululemon Athletica, Inc. (b) 177 31,494
NIKE, Inc., Class  B 384 26,776
Ralph Lauren Corp., Class  A 171 53,619
Tapestry, Inc. 696 78,801
208,936
Trading Companies & Distributors ( 1 .6% )
Core & Main, Inc., Class  A (b) 536 28,853
Ferguson Enterprises, Inc. 264 59,289
United Rentals, Inc. 117 111,695
WESCO International, Inc. 127 26,861
226,698
Water Utilities ( 0 .2% )
American Water Works Co., Inc. 195 27,142
Total Common Stocks
(Cost $12,625,280) 14,099,398
Short-Term Investments (0.2%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $9,037)
9,037 9,037
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $12,875)
12,875 12,875
Total Short-Term Investments
(Cost $21,912) 21,912
–
Total Investments ( 100 .1% )
(Cost $ 12,647,192 ) including
$ 12,113 of Securities Loaned (d) 14,121,310
Liabilities in Excess of Other Assets
(
-0.1%
) (7,802)
NET ASSETS (100.0%) $ 14,113,508
(a) Amount is less than 0.05%.
(b) Non-income producing security.
(c) All or a portion of this security was on loan at September 30, 2025.
(d) At September 30, 2025, the aggregate cost for federal income tax purposes is $12,652,712. The aggregate gross unrealized
appreciation is $2,025,779 and the aggregate gross unrealized depreciation is $557,182, resulting in net unrealized appreciation of
$1,468,597.
REIT Real Estate Investment Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 37 .9%
Financials 16 .3
Industrials 12 .8
Other** 10 .6
Health Care 10 .3
Consumer Discretionary 7 .0
Communication Services 5 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (0.1%)
Beverages (0.1%)
BrewCo Borrower LLC 97,785 $ 782,280
Software (0.0%)(a)
Cohesity, Inc.
Series  G 16,507 392,041
Series  G-1 11,404 270,845
662,886
Total Common Stocks
(Cost $1,434,324) 1,445,166
–
Face
Amount
Fixed Income Securities (95.1%)
Asset-Backed Securities ( 7 .7% )
Ares LVII CLO Ltd.,
2020-57A
CME Term SOFR 3 Month + 6.53%,
10.85%, 1/25/35(b)(c) $ 2,750,000 2,763,577
Ares LXI CLO Ltd.,
2021-61A
CME Term SOFR 3 Month + 6.84%,
11.17%, 4/20/37(b)(c) 2,000,000 2,019,302
Ares LXXVII CLO Ltd.,
2025-77A
CME Term SOFR 3 Month + 5.55%,
9.87%, 7/15/38(b)(c) 2,000,000 2,022,004
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 5.25%,
9.57%, 1/15/38(b)(c) 3,500,000 3,435,880
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 3.75%,
8.08%, 4/20/38(b)(c) 2,100,000 2,080,751
2021-16A
CME Term SOFR 3 Month + 5.15%,
9.48%, 4/20/38(b)(c) 3,000,000 2,865,402
Barings CLO Ltd.,
2022-4A
CME Term SOFR 3 Month + 6.75%,
11.08%, 10/20/37(b)(c) 3,750,000 3,825,709
2024-3A
CME Term SOFR 3 Month + 5.90%,
10.23%, 7/20/37(b)(c) 3,000,000 3,036,009
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 6.35%,
10.63%, 3/31/38(b)(c) 2,000,000 2,031,776
Bear Mountain Park CLO Ltd.,
2022-1A
CME Term SOFR 3 Month + 5.95%,
10.27%, 7/15/37(b)(c) 3,000,000 3,014,979
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 6.45%,
10.77%, 7/15/37(b)(c) 3,000,000 3,023,889
Face
Amount Value
Benefit Street Partners CLO XVI Ltd.,
2018-16A
CME Term SOFR 3 Month + 4.90%,
9.22%, 1/17/38(b)(c) $ 3,000,000 $ 2,983,506
BlueMountain CLO XXX Ltd.,
2020-30A
CME Term SOFR 3 Month + 6.70%,
11.02%, 4/15/35(b)(c) 2,000,000 1,970,676
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
11.88%, 4/20/35(b)(c) 1,000,000 998,980
Bowling Green Park CLO LLC,
2019-1A
CME Term SOFR 3 Month + 4.50%,
8.83%, 4/18/35(b)(c) 3,825,000 3,691,190
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 5.00%,
9.32%, 4/15/38(b)(c) 5,000,000 4,908,100
2024-23A
CME Term SOFR 3 Month + 6.73%,
10.94%, 5/15/37(b)(c) 3,500,000 3,553,897
Canyon Capital CLO Ltd.,
2019-1A
CME Term SOFR 3 Month + 7.50%,
11.82%, 7/15/37(b)(c) 3,000,000 3,012,447
Carlyle US CLO Ltd.,
2019-3A
CME Term SOFR 3 Month + 7.34%,
11.67%, 4/20/37(b)(c) 2,000,000 2,029,754
2021-1A
CME Term SOFR 3 Month + 7.30%,
11.62%, 1/15/40(b)(c) 4,000,000 4,120,112
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
10.72%, 4/17/35(b)(c) 1,000,000 1,005,405
Crown Point CLO 10 Ltd.,
2021-10A
CME Term SOFR 3 Month + 7.11%,
11.44%, 7/20/34(b)(c) 3,000,000 3,015,849
Elmwood CLO VI Ltd.,
2020-3A
CME Term SOFR 3 Month + 5.90%,
10.23%, 7/18/37(b)(c) 3,000,000 2,985,000
Elmwood CLO XI Ltd.,
2021-4A
CME Term SOFR 3 Month + 4.70%,
9.03%, 1/20/38(b)(c) 2,500,000 2,493,900
Golub Capital Partners CLO 52BR Ltd.,
2020-52A
CME Term SOFR 3 Month + 6.75%,
11.08%, 4/20/37(b)(c) 4,000,000 4,035,200
Golub Capital Partners CLO 53B Ltd.,
2021-53A
CME Term SOFR 3 Month + 4.70%,
9.03%, 7/20/34(b)(c) 5,000,000 4,951,530

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (7.7%) (cont’d)
Golub Capital Partners CLO 74B Ltd.,
2024-74A
CME Term SOFR 3 Month + 6.10%,
10.42%, 7/25/37(b)(c) $ 2,500,000 $ 2,528,057
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 6.90%,
11.22%, 10/15/37(b)(c) 3,000,000 3,038,673
2024-3A
CME Term SOFR 3 Month + 6.70%,
11.03%, 1/18/38(b)(c) 3,000,000 3,047,685
Jamestown CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 7.06%,
11.38%, 7/15/35(b)(c) 2,000,000 1,976,912
Madison Park Funding LIX Ltd.,
2021-59A
CME Term SOFR 3 Month + 6.40%,
10.73%, 4/18/37(b)(c) 1,500,000 1,506,839
Madison Park Funding XXII Ltd.,
2016-22A
CME Term SOFR 3 Month + 5.90%,
10.22%, 1/15/38(b)(c) 3,000,000 3,012,345
Marble Point CLO XXIII Ltd.,
2021-4A
CME Term SOFR 3 Month + 7.55%,
11.88%, 1/22/35(b)(c) 1,250,000 1,255,357
Neuberger Berman CLO XVII Ltd.,
2014-17A
CME Term SOFR 3 Month + 6.75%,
11.08%, 7/22/38(b)(c) 1,000,000 1,015,980
Neuberger Berman Loan Advisers CLO 59 Ltd.,
2024-59A
CME Term SOFR 3 Month + 4.80%,
9.12%, 1/23/39(b)(c) 2,000,000 2,017,500
New Mountain CLO 6 Ltd.,
CLO-6A
CME Term SOFR 3 Month + 6.10%,
10.42%, 10/15/37(b)(c) 2,000,000 2,031,572
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 6.59%,
10.92%, 7/20/37(b)(c) 4,000,000 4,041,704
OCP Aegis CLO Ltd.,
2023-29A
CME Term SOFR 3 Month + 5.00%,
9.33%, 1/20/36(b)(c) 3,000,000 2,958,270
Octagon 60 Ltd.,
2022-1A
CME Term SOFR 3 Month + 7.00%,
11.33%, 10/20/37(b)(c) 4,000,000 4,084,096
Post CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 7.68%,
12.00%, 10/16/37(b)(c) 2,000,000 2,058,872
Face
Amount Value
Sixth Street CLO XIV Ltd.,
2019-14A
CME Term SOFR 3 Month + 4.65%,
8.98%, 1/20/38(b)(c) $ 3,500,000 $ 3,522,834
113,971,520
Corporate Bonds ( 4 .8% )
Aerospace & Defense (0.1%)
Goat Holdco LLC
6.75%, 2/1/32(b)(d) 1,150,000 1,179,779
Building Products (0.3%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(b) 3,800,000 4,016,344
Capital Markets (0.4%)
AG Issuer LLC
6.25%, 3/1/28(b) 2,400,000 2,406,439
Focus Financial Partners LLC
6.75%, 9/15/31(b)(d) 3,250,000 3,330,772
5,737,211
Chemicals (0.5%)
INEOS Finance plc
7.50%, 4/15/29(b)(d) 750,000 730,610
Olympus Water US Holding Corp.
7.25%, 2/15/33(b) 2,025,000 2,028,375
9.75%, 11/15/28(b) 4,800,000 5,040,600
7,799,585
Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
4.63%, 6/1/28(b) 1,550,000 1,521,260
Madison IAQ LLC
4.13%, 6/30/28(b) 1,800,000 1,758,376
3,279,636
Construction & Engineering (0.1%)
Artera Services LLC
8.50%, 2/15/31(b) 2,100,000 1,857,393
Diversified Telecommunication Services (0.1%)
Altice France SA
5.13%, 7/15/29(b) 2,500,000 2,147,625
Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Corp.
8.38%, 10/1/28(b)(d) 1,000,000 1,043,438
Hotel & Resort REITs (0.2%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(b) 3,050,000 3,046,786
Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(b) 4,250,000 4,337,605
Fertitta Entertainment LLC
4.63%, 1/15/29(b) 3,550,000 3,381,564
Sabre GLBL, Inc.
10.75%, 11/15/29(b)(d) 2,165,000 2,100,372
9,819,541

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (4.8%) (cont’d)
Insurance (0.8%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(b) $ 1,750,000 $ 1,809,532
AmWINS Group, Inc.
6.38%, 2/15/29(b) 3,750,000 3,828,590
Panther Escrow Issuer LLC
7.13%, 6/1/31(b) 3,500,000 3,642,863
Ryan Specialty LLC
5.88%, 8/1/32(b) 2,750,000 2,782,838
12,063,823
Passenger Airlines (0.3%)
American Airlines, Inc.
5.75%, 4/20/29(b) 4,500,000 4,520,589
Professional Services (0.1%)
CoreLogic, Inc.
4.50%, 5/1/28(b) 1,350,000 1,313,317
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(b) 1,400,000 1,413,840
Software (0.4%)
Central Parent, Inc.
7.25%, 6/15/29(b) 200,000 172,961
Cloud Software Group, Inc.
8.25%, 6/30/32(b) 3,090,000 3,281,142
9.00%, 9/30/29(b) 2,650,000 2,751,605
6,205,708
Technology Hardware, Storage & Peripherals (0.3%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(b) 4,650,000 4,916,744
Textiles, Apparel & Luxury Goods (0.1%)
Champ Acquisition Corp.
8.38%, 12/1/31(b) 1,475,000 1,571,812
71,933,171
Variable Rate Senior Loan Interests  ( 82 .6% )
Aerospace & Defense (1.4%)
Dynasty Acquisition Co., Inc.,
First Lien, Initial Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
6.16%, 10/31/31(c) 180,656 180,930
First Lien, Initial Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
6.16%, 10/31/31(c) 68,716 68,820
Goat Holdco LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.91%, 1/27/32(c) 5,481,228 5,493,972
Kaman Corp.,
First Lien, Delayed Draw Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.83%, 2/26/32(c) 37,279 37,202
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%; CME Term SOFR 6 Month +
2.75%,
6.91%, 2/26/32(c) 4,226,293 4,217,608
Face
Amount Value
Signia Aerospace LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.91%, 12/11/31(c) $ 428,158 $ 429,492
TransDigm, Inc.,
First Lien, Term Loan, K,
CME Term SOFR 3 Month + 2.25%,
6.25%, 3/22/30(c) 2,969,925 2,970,355
First Lien, Term Loan, J,
CME Term SOFR 3 Month + 2.50%,
6.50%, 2/28/31(c) 7,677,813 7,682,688
21,081,067
Air Freight & Logistics (0.2%)
Stonepeak Nile Parent LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month + 2.25%,
6.01%, 4/09/32(c) 782,437 782,828
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.08%, 4/09/32(c) 1,600,000 1,601,400
2,384,228
Automobile Components (1.3%)
Adient US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
6.41%, 1/31/31(c) 8,599,005 8,611,775
Autokiniton US Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
8.43%, 4/06/28(c) 1,912,654 1,896,721
Clarios Global LP,
First Lien, Amendment No. 6 Dollar Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.91%, 1/28/32(c) 5,500,000 5,510,312
DexKo Global, Inc.,
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.18%, 10/04/28(c) 1,268,970 1,253,254
First Brands Group LLC,
First Lien, 2021 Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.57%, 3/30/27(c) 1,246,736 453,282
First Lien, 2022-II Incremental Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.57%, 3/30/27(c) 1,221,859 445,215
LCI Industries,
First Lien, 2025 Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
6.41%, 3/25/32(c) 847,875 852,644
19,023,203
Banks (0.9%)
Armor Holdco, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 6 Month + 3.75%,
7.92%, 12/11/28(c) 3,265,560 3,271,275

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
Chrysaor Bidco SARL,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.33%, 10/30/31(c) $ 3,401,903 $ 3,420,732
Dragon Buyer, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.05%, 9/30/31(c) 2,989,969 2,996,980
First Advantage Holdings LLC,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.75%,
6.91%, 10/31/31(c) 4,773,568 4,670,650
14,359,637
Beverages (1.2%)
BrewCo Borrower LLC,
First Lien, First Out Term Loan,
CME Term SOFR 3 Month + 1.00%,
5.20%, 9/30/30(c) 184,425 138,319
Celsius Holdings, Inc., First Lien, Initial Term Loan,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.54%, 4/01/32(c) 1,695,750 1,697,870
Primo Brands Corp.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.55%, 3/31/28(c) 12,630,689 12,642,814
Sazerac Co., Inc.,
First Lien, Incremental Term Loan, B1,
CME Term SOFR 1 Month + 2.50%,
6.70%, 6/25/32(c) 2,250,000 2,266,256
16,745,259
Broadline Retail (0.3%)
CNT Holdings I Corp.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.56%, 11/08/32(c) 4,962,437 4,965,092
Building Products (2.2%)
ACProducts Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.51%, 5/17/28(c) 1,227,564 1,031,571
Chariot Buyer LLC,
First Lien, Amendment No. 5 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.22%, 9/08/32(c) 5,208,291 5,219,697
Cornerstone Building Brands, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.50%, 4/12/28(c) 2,751,639 2,620,303
EMRLD Borrower LP,
First Lien, Second Amendment Incremental Term Loan,
CME Term SOFR 6 Month + 2.25%,
6.12%, 8/04/31(c) 6,982,500 6,959,807
Face
Amount Value
HP PHRG Borrower LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.32%, 2/20/32(c) $ 2,150,000 $ 2,148,205
MIWD Holdco II LLC,
First Lien, 2024 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 3/28/31(c) 2,600,125 2,612,943
Oldcastle BuildingEnvelope, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.25%, 4/30/29(c) 1,425,504 1,334,792
Quikrete Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.41%, 4/14/31(c) 4,131,356 4,134,764
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.25%,
6.41%, 2/10/32(c) 3,756,125 3,758,041
Smyrna Ready Mix Concrete LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.17%, 3/30/29(c) 374,060 374,995
30,195,118
Capital Markets (2.2%)
Acuren Delaware Holdco, Inc.,
First Lien, Amendment No. 1 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.91%, 7/30/31(c) 1,845,352 1,851,810
Aragorn Parent Corp.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.66%, 12/15/28(c) 7,394,912 7,446,381
Aretec Group, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 3.50%,
7.66%, 8/09/30(c) 5,370,198 5,376,051
Edelman Financial Engines Center LLC (The),
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 4/07/28(c) 3,597,873 3,604,457
Focus Financial Partners LLC,
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.91%, 9/15/31(c) 6,039,705 6,047,980
GIH Borrower LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.50%, 11/26/31(c) 4,962,500 4,984,831
HDI Aerospace Intermediate Holding III Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
8.83%, 2/11/32(c) 1,169,125 1,174,246

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
Victory Capital Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 2.00%,
6.00%, 9/10/32(c) $ 2,725,000 $ 2,723,311
33,209,067
Chemicals (2.4%)
A-AP Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.75%, 9/09/31(c) 669,938 671,197
Discovery Purchaser Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.08%, 10/04/29(c) 3,572,432 3,560,536
INEOS US Finance LLC,
First Lien, New 2031 Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 2/07/31(c) 1,141,353 1,028,645
First Lien, 2030 Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.41%, 2/18/30(c) 4,578,922 4,161,096
Lonza Group AG,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.93%,
8.03%, 7/03/28(c) 2,008,065 1,818,815
LTI Holdings, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.91%, 7/29/29(c) 3,981,913 4,022,449
Minerals Technologies, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
6.16%, 11/26/31(c) 1,017,313 1,019,856
Momentive Performance Materials, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.16%, 3/29/28(c) 1,591,010 1,600,954
Natgasoline LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 5.50%,
9.50%, 3/25/30(c) 1,209,688 1,227,331
Olympus Water US Holding Corp.,
First Lien, Dollar Term Loan, B6,
CME Term SOFR 3 Month + 3.00%,
7.30%, 6/23/31(c) 5,573,376 5,525,779
Paint Intermediate III LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.24%, 10/09/31(c) 920,375 920,720
Rohm Holding GmbH,
First Lien, Term Loan,
CME Term SOFR 6 Month + 5.50%,
0.25% PIK, 9.70%, 1/31/29(c)(e) 3,025,008 2,707,382
Face
Amount Value
Tronox Finance LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50%,
6.57%, 9/30/31(c) $ 3,721,875 $ 3,217,096
Vibrantz Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.73%, 4/23/29(c) 1,437,690 1,165,255
W.R. Grace Holdings LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.00%,
7.00%, 8/19/32(c) 1,600,000 1,606,672
34,253,783
Commercial Services & Supplies (5.6%)
Allied Universal Holdco LLC,
First Lien, Amendment No. 7 Replacement US Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.51%, 8/20/32(c) 1,050,000 1,055,135
Amspec Parent LLC,
First Lien, Amendment No. 1 Other Delayed Draw Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.50%, 12/22/31(c) 127,680 128,538
First Lien, Amendment No. 1 Other Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.50%, 12/22/31(c) 2,074,800 2,088,743
APi Group DE, Inc.,
First Lien, 2021 Incremental Term Loan,
CME Term SOFR 1 Month + 1.75%,
5.91%, 1/03/29(c) 1,529,122 1,529,756
Astro Acquisition LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 3.25%,
7.12%, 8/30/32(c) 1,650,000 1,659,290
Camelot US Acquisition LLC,
First Lien, Incremental Term Loan. B,
CME Term SOFR 1 Month + 2.75%,
6.91%, 1/31/31(c) 8,869,842 8,825,493
CohnReznick Advisory LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.30%, 3/31/32(c) 1,356,750 1,360,997
Emerald Expositions Holding, Inc.,
First Lien, Commitment Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.41%, 1/30/32(c) 498,750 502,281
Garda World Security Corp.,
First Lien, Twelfth Additional Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.17%, 2/01/29(c) 5,743,108 5,757,466
GFL Environmental Services, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.67%, 3/03/32(c) 3,300,000 3,303,300
HomeServe USA Corp.,
First Lien, Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 1 Month + 1.75%,
5.89%, 10/21/30(c) 5,476,020 5,469,750

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
JFL-Tiger Acquisition Co., Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.89%, 10/17/30(c) $ 2,558,446 $ 2,573,375
Madison IAQ LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 2.50%,
6.70%, 6/21/28(c) 11,653,188 11,676,378
Neptune Bidco US, Inc.,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
9.43%, 4/11/29(c) 3,317,977 3,167,026
Northstar Group Services, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 4.75%,
8.88%, 5/31/30(c) 4,253,951 4,283,197
PG Polaris BidCo SARL,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.05%, 3/26/31(c) 5,279,941 5,304,361
Prime Security Services Borrower LLC,
First Lien, 2024-1 Refinancing Term Loan, B1,
CME Term SOFR 6 Month + 2.00%,
6.13%, 10/15/30(c) 7,708,153 7,697,978
Raven Acquisition Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 11/19/31(c) 6,920,847 6,926,419
SCUR-Alpha 1503 GmbH,
First Lien, USD Term Loan, B1,
CME Term SOFR 3 Month + 5.50%,
9.81%, 3/28/30(c) 2,761,482 2,551,899
Spin Holdco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.39%, 3/06/28(c) 3,251,176 2,737,962
Stepstone Group MidCo 2 GmbH (The),
First Lien, Term Loan,
CME Term SOFR 6 Month + 4.50%,
8.61%, 12/04/31(c) 1,575,000 1,498,219
Tidal Waste & Recycling Holdings LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.00%, 10/03/31(c) 1,144,250 1,152,357
81,249,920
Communications Equipment (0.4%)
Delta Topco, Inc.,
First Lien, Fourth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.02%, 11/30/29(c) 4,779,915 4,734,219
Viavi Solutions, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.50%,
6.32%, 6/11/32(c) 1,500,000 1,505,940
6,240,159
Face
Amount Value
Construction & Engineering (2.0%)
Apple Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 9/23/31(c) $ 6,985,162 $ 6,992,322
Artera Services LLC,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 4.50%,
8.80%, 2/18/31(c) 1,487,418 1,335,419
Azuria Water Solutions, Inc.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 5/17/28(c) 973,989 976,424
Brown Group Holding LLC,
First Lien, Incremental Term Loan, B2,
CME Term SOFR 1 Month + 2.75%; CME Term SOFR 3 Month +
2.75%,
6.99%, 7/01/31(c) 6,181,270 6,199,381
Construction Partners, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 11/03/31(c) 942,875 946,378
Cube A&D Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 10/18/31(c) 746,250 750,448
Green Infrastructure Partners, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.75%, 9/24/32(c) 2,525,000 2,530,530
Kodiak Building Partners, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
7.75%, 12/04/31(c) 2,221,140 2,214,355
Red SPV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.39%, 3/15/32(c) 4,738,125 4,745,043
Service Logic Acquisition, Inc.,
First Lien, Amendment No. 8 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.31%, 10/29/27(c) 1,485,019 1,490,595
28,180,895
Construction Materials (0.0%)(a)
Knife River Corp.,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
6.12%, 3/08/32(c) 572,125 574,093
Consumer Finance (0.4%)
Citrin Cooperman Advisors LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.00%, 4/01/32(c) 2,865,152 2,856,656
Sabre GLBL, Inc.,
First Lien, 2021 Other Term Loan, B1,
CME Term SOFR 1 Month + 3.50%,
7.78%, 12/17/27(c) 2,182,886 2,078,293

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
First Lien, 2021 Other Term Loan, B2,
CME Term SOFR 1 Month + 3.50%,
7.78%, 12/17/27(c) $ 460,565 $ 438,497
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 5.00%,
9.26%, 6/30/28(c) 142,242 134,004
Shift4 Payments LLC,
First Lien, Amendment No. 2 Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.05%, 6/30/32(c) 2,075,000 2,093,156
7,600,606
Consumer Staples Distribution & Retail (0.9%)
Boots Group Bidco Ltd. (The),
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.70%, 8/30/32(c) 6,775,000 6,801,795
Heritage Grocers Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 6.75%,
10.85%, 8/01/29(c) 2,754,375 2,356,905
Turquoise Topco Ltd.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.25%,
7.23%, 8/13/32(c) 2,725,000 2,730,123
11,888,823
Containers & Packaging (1.2%)
Altium Packaging LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 6/11/31(c) 1,664,037 1,635,699
Berlin Packaging LLC,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.25%; CME Term SOFR 3 Month +
3.25%,
7.50%, 6/09/31(c) 2,985,000 2,997,388
Charter Next Generation, Inc.,
First Lien, 2024 Replacement Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.93%, 11/29/30(c) 5,123,313 5,144,267
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.18%,
7.34%, 4/13/29(c) 6,448,965 6,447,546
Owens-Brockway Glass Container, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.75%,
6.51%, 9/27/32(c) 2,850,000 2,848,219
ProAmpac PG Borrower LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.27%, 9/15/28(c) 374,158 376,029
19,449,148
Face
Amount Value
Distributors (0.9%)
Gates Corp.,
First Lien, Initial Dollar Term Loan, B5,
CME Term SOFR 1 Month + 1.75%,
5.91%, 6/04/31(c) $ 5,440,038 $ 5,439,630
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.16%, 5/21/32(c) 4,500,000 4,381,875
Windsor Holdings III LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.92%, 8/01/30(c) 2,665,364 2,670,921
12,492,426
Diversified Consumer Services (2.3%)
Anticimex Global AB,
First Lien, Term Loan, B6,
CME Term SOFR 1 Day + 3.40%,
7.76%, 11/16/28(c) 701,255 704,411
Belron Finance 2019 LLC,
First Lien, 2031 Incremental Dollar Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.74%, 10/16/31(c) 2,970,056 2,988,634
Fugue Finance BV,
First Lien, Fourteenth Amendment Dollar Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.95%, 1/09/32(c) 7,905,036 7,932,585
KUEHG Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.75%, 6/12/30(c) 10,097,442 10,102,693
Lernen Bidco Ltd.,
First Lien, Term Loan,
CME Term SOFR 1 Day + 3.50%,
7.84%, 10/27/31(c) 1,956,725 1,966,919
First Lien, USD Term Loan, B3,
CME Term SOFR 1 Day + 3.50%,
7.84%, 10/27/31(c) 1,396,500 1,403,776
Mavis Tire Express Services Topco Corp.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.20%, 5/04/28(c) 3,960,100 3,964,218
Spring Education Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.25%, 9/30/30(c) 2,481,061 2,492,300
Wand NewCo 3, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 1/30/31(c) 3,347,768 3,340,286
34,895,822
Diversified Telecommunication Services (1.0%)
Altice France SA,
First Lien, Term Loan, B14,
CME Term SOFR 3 Month + 5.50%,
9.82%, 8/15/28(c) 3,473,418 3,369,215

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
Level 3 Financing, Inc.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
7.42%, 3/29/32(c) $ 3,000,000 $ 3,006,255
Lumen Technologies, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.35%,
6.78%, 4/16/29(c) 3,060,484 3,045,610
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.35%,
6.78%, 4/15/30(c) 6,560,036 6,527,268
15,948,348
Electric Utilities (0.6%)
Cogentrix Finance Holdco I LLC,
First Lien, Repricing Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.57%, 2/26/32(c) 3,795,000 3,805,512
MRP Buyer LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.25%, 6/04/32(c) 4,302,419 4,236,549
First Lien, Delayed Draw Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.25%, 6/04/32(c) 330,113 325,059
8,367,120
Electrical Equipment (1.2%)
BCP VI Summit Holdings LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 1/30/32(c) 2,000,000 2,011,570
Indicor LLC,
First Lien, Dollar Term Loan, D,
CME Term SOFR 3 Month + 2.75%,
6.75%, 11/22/29(c) 4,426,344 4,437,144
LSF12 Crown US Commercial Bidco LLC,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.78%, 12/02/31(c) 6,225,000 6,242,523
WEC US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.53%, 1/27/31(c) 5,436,961 5,444,872
18,136,109
Electronic Equipment, Instruments & Components (0.6%)
Ingram Micro, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
6.25%, 9/22/31(c) 3,835,125 3,854,301
MX Holdings US, Inc.,
First Lien, Senior USD Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
6.41%, 3/17/32(c) 1,346,625 1,349,992
Face
Amount Value
Spectris,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.00%,
7.09%, 9/24/32(c) $ 1,125,000 $ 1,128,516
VeriFone Systems, Inc.,
First Lien, 2025-1 Refinancing Term Loan,
CME Term SOFR 3 Month + 5.25%,
, 9.82%, 8/18/28(c)(e) 1,374,697 1,333,642
7,666,451
Entertainment (0.7%)
Playtika Holding Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
7.03%, 3/13/28(c) 8,569,337 8,449,881
TKO Worldwide Holdings LLC,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.00%,
6.04%, 11/21/31(c) 1,995,000 2,000,267
10,450,148
Financial Services (3.5%)
Accelya Lux Finco Sarl,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 5.00%,
8.78%, 9/06/32(c) 1,417,500 1,396,238
AllSpring Buyer LLC,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.81%, 11/01/30(c) 2,748,590 2,756,671
Blackhawk Network Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 12 Month + 4.00%,
8.21%, 3/12/29(c) 992,500 997,542
Boost Newco Borrower LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.00%,
6.00%, 1/31/31(c) 12,726,265 12,759,417
CPI Holdco B LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.16%, 5/19/31(c) 1,658,250 1,658,250
Hightower Holding LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.07%, 2/03/32(c) 3,443,320 3,445,489
Kestra Advisor Services Holdings A, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 3/24/31(c) 2,974,780 2,978,960
Mariner Wealth Advisors LLC,
First Lien, Amendment No. 8 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.80%, 12/31/30(c) 4,794,925 4,814,129
Mermaid Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.57%, 7/03/31(c) 4,479,238 4,480,178

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
OID-OL Intermediate I LLC,
First Lien, Initial Second Out Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.71%, 2/02/29(c) $ 1,997,930 $ 1,682,846
First Lien, Initial First Out Term Loan,
CME Term SOFR 3 Month + 6.00%,
10.31%, 2/01/29(c) 487,652 505,230
Orion Advisor Solutions, Inc.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.57%, 9/24/30(c) 2,128,540 2,137,480
Orion US Finco, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.50%,
7.32%, 5/21/32(c) 3,325,000 3,345,781
Osaic Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 8/02/32(c) 2,671,109 2,672,632
Trans Union LLC,
First Lien, 2024 Refinancing Term Loan, B9,
CME Term SOFR 1 Month + 1.75%,
5.91%, 6/24/31(c) 4,641,426 4,643,144
Walker & Dunlop, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
6.14%, 3/15/32(c) 1,641,750 1,643,802
WEX, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 1.75%,
5.91%, 3/05/32(c) 1,890,500 1,885,178
53,802,967
Food Products (1.5%)
AAG US GSI Bidco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.00%, 10/31/31(c) 920,375 920,375
Alltech, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 4.25%,
8.53%, 8/13/30(c) 2,435,320 2,442,930
Froneri International Ltd.,
First Lien, Term Loan, B4,
CME Term SOFR 6 Month + 2.00%,
6.20%, 9/30/31(c) 5,702,494 5,668,051
First Lien, Term Loan,
CME Term SOFR 12 Month + 2.50%,
6.59%, 7/16/32(c) 2,025,000 2,023,147
Nomad Foods US LLC,
First Lien, 2023 USD Term Loan, B4,
CME Term SOFR 6 Month + 2.50%,
6.54%, 11/13/29(c) 7,415,000 7,432,648
Face
Amount Value
Pretzel Parent, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.66%, 10/01/31(c) $ 2,663,000 $ 2,665,503
21,152,654
Ground Transportation (1.2%)
Aggreko Holdings, Inc.,
First Lien, 2025 Amended US Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.21%, 5/21/31(c) 552,320 554,739
AIT Worldwide Logistics Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.25%, 4/08/30(c) 3,605,044 3,618,203
Avis Budget Car Rental LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.66%, 7/16/32(c) 748,125 743,449
First Student Bidco, Inc.,
First Lien, Eleventh Amendment Repricing Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.71%, 8/15/30(c) 2,411,924 2,416,748
Hertz Corp. (The),
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
8.07%, 6/30/28(c) 1,711,023 1,541,725
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.50%,
8.07%, 6/30/28(c) 336,568 303,266
Kenan Advantage Group, Inc. (The),
First Lien, U.S. Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
7.41%, 1/25/29(c) 4,964,784 4,910,469
Student Transportation of America Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.25%, 6/24/32(c) 3,770,550 3,785,293
First Lien, Delayed Draw Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.38%, 6/24/32(c) 270,000 271,056
18,144,948
Health Care Equipment & Supplies (1.2%)
Bausch + Lomb Corp.,
First Lien, Third Amendment Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.41%, 1/15/31(c) 6,292,745 6,304,544
Medline Borrower LP,
First Lien, 2030 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.16%, 10/23/30(c) 10,146,020 10,151,601
Sotera Health Holdings LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 5/30/31(c) 1,397,633 1,401,420
17,857,565

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
Health Care Providers & Services (2.5%)
Concentra Health Services, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
6.16%, 7/28/31(c) $ 5,483,632 $ 5,511,077
Examworks Bidco, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.91%, 11/01/28(c) 1,567,125 1,571,811
Hanger, Inc.,
First Lien, Delayed Draw Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.66%, 10/23/31(c) 61,759 61,967
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.82%, 10/23/31(c) 3,197,738 3,208,531
Heartland Dental LLC,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.91%, 8/25/32(c) 3,142,125 3,140,570
Mamba Purchaser, Inc.,
First Lien, Fifth Amendment Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.89%, 10/16/31(c) 2,942,625 2,954,587
MED ParentCo LP,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.41%, 4/15/31(c) 4,972,538 4,988,425
Medical Solutions Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.81%, 11/01/28(c) 1,572,643 1,210,935
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.75%,
7.85%, 3/02/28(c) 120,215 119,930
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%; CME Term SOFR 3 Month +
3.75%,
7.88%, 3/02/28(c) 4,807,877 4,796,458
Pacific Dental Services, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.64%, 3/17/31(c) 7,987,277 7,990,592
Phoenix Newco, Inc.,
First Lien, Sixth Amendment Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 11/15/28(c) 2,195,500 2,199,847
Select Medical Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
6.16%, 12/03/31(c) 1,811,313 1,816,982
Waystar Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.32%, 10/22/29(c) 557,025 558,069
40,129,781
Face
Amount Value
Health Care Technology (1.1%)
AthenaHealth Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.91%, 2/15/29(c) $ 8,903,087 $ 8,896,587
Cotiviti, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.03%, 5/01/31(c) 6,834,076 6,725,858
15,622,445
Hotels, Restaurants & Leisure (3.8%)
City Football Group Ltd.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.78%, 7/22/30(c) 3,195,707 3,202,370
Fertitta Entertainment LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.41%, 1/29/29(c) 5,508,285 5,506,578
Flutter Financing BV,
First Lien, Third Incremental Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
6.00%, 6/04/32(c) 1,421,438 1,422,134
GBT US III LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 2.50%,
6.81%, 7/25/31(c) 7,847,746 7,874,036
Golden State Foods LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.25%, 12/04/31(c) 698,237 700,831
Herschend Entertainment Co. LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.41%, 5/27/32(c) 897,750 902,239
IRB Holding Corp.,
First Lien, 2024 Second Replacement Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.66%, 12/15/27(c) 8,744,696 8,756,283
Light & Wonder International, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
6.39%, 4/16/29(c) 7,702,695 7,734,006
Ontario Gaming GTA LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.24%, 8/01/30(c) 3,546,886 3,469,297
Sabre GLBL, Inc.,
First Lien, 2024 Term Loan, B1,
CME Term SOFR 1 Month + 6.00%,
10.26%, 11/15/29(c) 1,275,998 1,207,413
Scientific Games Holdings LP,
First Lien, 2024 Refinancing Dollar Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.04%, 4/04/29(c) 2,461,206 2,443,756

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
SeaWorld Parks & Entertainment, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.00%,
6.16%, 12/04/31(c) $ 6,784,200 $ 6,787,016
Voyager Parent LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.75%, 7/01/32(c) 5,825,000 5,843,960
55,849,919
Household Durables (0.6%)
AI Aqua Merger Sub, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.28%, 7/31/28(c) 5,372,805 5,389,488
Somnigroup International, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Day + 2.25%,
6.64%, 10/24/31(c) 2,603,475 2,622,454
8,011,942
Household Products (0.6%)
Energizer Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.14%, 3/19/32(c) 4,264,313 4,278,513
Kronos Acquisition Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.00%, 6/27/31(c) 5,330,601 3,950,482
8,228,995
Independent Power and Renewable Electricity Producers (0.4%)
Invenergy Thermal Operating I LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Day + 3.50%,
7.79%, 5/17/32(c) 2,109,375 2,129,583
First Lien, Term Loan, C,
CME Term SOFR 1 Day + 3.50%,
7.79%, 5/17/32(c) 140,625 141,972
Lightning Power LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
6.25%, 8/18/31(c) 4,455,000 4,456,960
6,728,515
Insurance (5.1%)
Acrisure LLC,
First Lien, Term Loan, B6,
CME Term SOFR 1 Month + 3.00%,
7.16%, 11/06/30(c) 3,965,025 3,963,181
Alera Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.41%, 5/31/32(c) 4,700,000 4,722,819
Alliant Holdings Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.67%, 9/19/31(c) 9,072,888 9,057,691
Face
Amount Value
Asurion LLC,
First Lien, New Term Loan, B11,
CME Term SOFR 1 Month + 4.25%,
8.51%, 8/21/28(c) $ 3,877,651 $ 3,894,344
Second Lien, New Term Loan, B3,
CME Term SOFR 1 Month + 5.25%,
9.53%, 1/31/28(c) 2,357,000 2,301,021
Second Lien, New Term Loan, B4,
CME Term SOFR 1 Month + 5.25%,
9.53%, 1/19/29(c) 3,200,000 3,070,448
Broadstreet Partners Group LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.91%, 6/16/31(c) 9,075,253 9,093,948
CRC Insurance Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.75%, 5/06/31(c) 1,608,871 1,611,389
HUB International Ltd.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.58%, 6/20/30(c) 10,547,742 10,575,061
IMA Financial Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 11/01/28(c) 3,514,805 3,521,712
Ryan Specialty LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
6.16%, 9/15/31(c) 2,183,500 2,186,917
Sedgwick Claims Management Services, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.82%, 7/31/31(c) 9,426,694 9,425,233
Trucordia Insurance Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.41%, 6/17/32(c) 3,000,000 3,011,250
USI, Inc.,
First Lien, 2024 Term Loan, D,
CME Term SOFR 3 Month + 2.25%,
6.25%, 11/21/29(c) 10,509,286 10,507,657
76,942,671
IT Services (2.1%)
Endurance International Group, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.84%, 2/10/28(c) 4,837,018 3,506,838
Foundever Worldwide Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.03%, 8/28/28(c) 1,379,985 703,165
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.10%, 10/01/27(c) 3,416,668 3,368,834

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
Indy US Holdco LLC,
First Lien, Thirteenth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 10/31/30(c) $ 2,992,500 $ 2,990,166
Plano HoldCo, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.80%, 10/02/31(c) 845,750 828,835
Speedster Bidco GmbH,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.24%, 11/13/31(c) 4,004,900 4,019,939
Synechron, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.06%, 10/03/31(c) 1,542,250 1,538,394
Tempo Acquisition LLC,
First Lien, Seventh Incremental Term Loan,
CME Term SOFR 1 Month + 1.75%,
5.91%, 8/31/28(c) 7,501,544 7,353,614
Virtusa Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 3.25%,
4.00%, 2/15/29(c) 1,171,879 1,160,160
X Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 6.50%,
10.96%, 10/26/29(c) 5,306,381 5,212,777
30,682,722
Leisure Products (1.8%)
Bombardier Recreational Products, Inc.,
First Lien, 2024 Extended Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.01%, 1/22/31(c) 2,700,000 2,707,439
EOC Borrower LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.16%, 3/24/32(c) 8,478,750 8,498,887
GSM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.00%, 9/29/31(c) 2,823,485 2,789,081
Horizon US Finco LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
9.06%, 10/31/31(c) 3,556,827 3,502,372
MajorDrive Holdings IV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.56%, 6/01/28(c) 3,571,499 3,492,122
Recess Holdings, Inc.,
First Lien, Amendment No. 5 Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.07%, 2/21/30(c) 6,035,299 6,066,019
Face
Amount Value
Sabre GLBL, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.25%,
8.51%, 6/30/28(c) $ 86,208 $ 80,784
27,136,704
Machinery (3.7%)
Alliance Laundry Systems LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
6.39%, 8/19/31(c) 2,785,186 2,785,255
Apex Tool Group LLC,
First Lien, Term Loan, A,
CME Term SOFR 3 Month + 5.25%,
, 9.71%, 2/08/29(c)(e) 38,216 31,879
First Lien, Incremental Term Loan, B,
CME Term SOFR 3 Month + 10.00%,
2.50% PIK, 14.32%, 2/08/30(c)(e) 90,982 67,781
Cleanova Holding Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
8.81%, 5/24/32(c) 1,250,000 1,250,000
CPM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.78%, 9/28/28(c) 2,946,250 2,943,024
Crosby US Acquisition Corp.,
First Lien, Amendment No. 4 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.66%, 8/16/29(c) 2,558,609 2,572,208
Crown Equipment Corp.,
First Lien, Initial Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.53%, 10/10/31(c) 1,915,375 1,920,767
Dynamo US Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.78%, 10/01/31(c) 3,958,125 3,975,441
Engineered Machinery Holdings, Inc.,
First Lien, Incremental US Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.76%, 5/19/28(c) 4,424,673 4,455,093
Second Lien, Incremental Amendment No. 3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
10.26%, 5/21/29(c) 3,150,000 3,165,750
Filtration Group Corp.,
First Lien, 2025 Incremental Dollar Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.91%, 10/23/28(c) 3,122,646 3,140,539
Hayward Industries, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.76%, 5/30/28(c) 2,246,094 2,251,091
Madison Safety & Flow LLC,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.91%, 9/26/31(c) 1,593,389 1,597,213

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
Pro Mach Group, Inc.,
First Lien, Amendment No. 5 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 8/31/28(c) $ 3,534,709 $ 3,545,207
SPX FLOW, Inc.,
First Lien, Amendment No. 4 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.91%, 4/05/29(c) 6,400,364 6,437,358
STS Operating, Inc.,
First Lien, First Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.26%, 3/25/31(c) 3,559,755 3,541,226
TK Elevator Midco GmbH,
First Lien, Term Loan, B1,
CME Term SOFR 6 Month + 3.00%,
7.20%, 4/30/30(c) 11,380,482 11,421,622
55,101,454
Media (0.5%)
Charter Communications Operating LLC,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.25%,
6.54%, 12/15/31(c) 7,099,350 7,104,461
Metals & Mining (0.3%)
Arsenal AIC Parent LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.91%, 8/19/30(c) 3,793,984 3,798,727
WireCo WorldGroup, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
8.08%, 11/13/28(c) 545,833 535,599
4,334,326
Oil, Gas & Consumable Fuels (2.6%)
Apro LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.94%, 7/09/31(c) 2,326,500 2,328,245
CQP Holdco LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.30%, 12/31/30(c) 10,906,236 10,918,833
Discovery Energy Holding Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.75%, 5/01/31(c) 3,614,989 3,625,165
EPIC Crude Services LP,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.83%, 10/15/31(c) 3,868,953 3,878,219
Freeport LNG Investments LLLP,
First Lien, 2025 Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.58%, 12/21/28(c) 2,497,204 2,501,450
Face
Amount Value
GIP Pilot Acquisition Partners LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.29%, 10/04/30(c) $ 6,715,787 $ 6,719,984
Hilcorp Energy I LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.15%, 2/06/30(c) 1,840,750 1,846,116
Matador Bidco SARL,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.51%, 7/16/29(c) 5,063,774 5,111,247
WhiteWater Matterhorn Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.63%, 6/16/32(c) 1,100,000 1,100,688
38,029,947
Passenger Airlines (1.3%)
AAdvantage Loyalty IP Ltd.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.58%, 4/20/28(c) 7,557,529 7,554,922
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 5/28/32(c) 3,750,000 3,771,094
Vista Management Holding, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.04%, 4/01/31(c) 1,361,250 1,372,596
WestJet Loyalty LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.25%, 2/14/31(c) 5,429,893 5,443,006
18,141,618
Personal Care Products (0.9%)
Conair Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.03%, 5/17/28(c) 2,260,334 1,438,138
Journey Personal Care Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
7.91%, 3/01/28(c) 5,332,519 5,304,203
OPAL US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 3.25%,
7.25%, 4/23/32(c) 5,830,000 5,852,591
12,594,932
Pharmaceuticals (0.4%)
1261229 BC Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 6.25%,
10.41%, 10/08/30(c) 3,266,813 3,226,990

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
Amneal Pharmaceuticals LLC,
First Lien, Amendment No. 1 Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.66%, 8/02/32(c) $ 1,325,000 $ 1,326,100
Padagis LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
9.29%, 7/06/28(c) 841,000 752,695
5,305,785
Professional Services (1.6%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.78%, 6/02/28(c) 5,648,840 5,659,433
Creative Artists Agency LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 10/01/31(c) 2,658,007 2,665,024
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 8/16/30(c) 2,230,408 2,178,830
EmployBridge Holding Co.,
First Lien, Second Out Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
9.01%, 1/18/30(c) 954,914 168,814
First Lien, First Out Term Loan, B,
CME Term SOFR 3 Month + 5.50%,
9.80%, 1/21/30(c) 1,004,428 653,883
Ensemble RCM LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.31%, 8/01/29(c) 7,759,404 7,789,821
Grant Thornton Advisors LLC,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 6/02/31(c) 1,628,724 1,620,914
First Lien, 2025-2 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 6/02/31(c) 3,250,000 3,249,025
Soliant Lower Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 3.75%,
7.79%, 7/18/31(c) 893,512 848,837
24,834,581
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC,
First Lien, 2025-1 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.91%, 1/31/30(c) 1,946,218 1,954,333
Software (11.9%)
Applied Systems, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
6.25%, 2/24/31(c) 4,108,226 4,116,606
Face
Amount Value
Arctera US Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 8.00%,
4.50% PIK, 12.30%, 12/10/29(c)
(e) $ 1,281,642 $ 1,304,609
Ascend Learning LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 12/11/28(c) 6,118,611 6,118,917
Avalara, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 3/26/32(c) 2,518,688 2,522,529
Azalea Topco, Inc.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 4/30/31(c) 3,351,048 3,345,820
Boxer Parent Co., Inc.,
First Lien, 2031 Replacement Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.20%, 7/30/31(c) 7,735,867 7,732,231
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.75%,
9.95%, 7/30/32(c) 3,100,000 3,027,351
Central Parent LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.25%, 7/06/29(c) 3,230,031 2,802,197
Cloud Software Group, Inc.,
First Lien, Initial Dollar Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.25%, 8/16/32(c) 10,959,614 11,005,699
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.17%, 10/09/28(c) 5,644,016 5,567,567
Clover Holdings 2 LLC,
First Lien, Initial Floating Rate Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.94%, 12/09/31(c) 5,336,625 5,348,312
Constant Contact, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.58%, 2/10/28(c) 2,473,602 2,304,123
Cotiviti, Inc.,
First Lien, Amendment No. 2 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.03%, 3/26/32(c) 1,000,000 983,750
DS Admiral Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.41%, 6/26/31(c) 2,044,632 2,046,329
ECI Macola/Max Holding LLC,
First Lien, 2025 Repricing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.75%, 5/09/30(c) 8,473,847 8,484,439

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
Epicor Software Corp.,
First Lien, Term Loan, E,
CME Term SOFR 1 Month + 2.50%,
6.66%, 5/30/31(c) $ 12,031,313 $ 12,060,248
Genesys Cloud Services, Inc.,
First Lien, 2025 Dollar Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.66%, 1/30/32(c) 3,047,229 3,031,673
Imprivata, Inc.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.00%, 12/01/27(c) 4,734,710 4,760,254
Informatica LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
6.41%, 10/27/28(c) 6,880,329 6,901,830
Marcel Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Day + 3.00%,
7.37%, 11/12/30(c) 2,715,728 2,722,517
McAfee Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
7.22%, 3/01/29(c) 9,318,236 8,928,035
Oceankey US II Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.76%, 12/15/28(c) 5,523,969 5,539,492
Open Text Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 1.75%,
5.91%, 1/31/30(c) 1,441,677 1,442,030
PointClickCare Technologies, Inc.,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.75%, 11/03/31(c) 3,019,375 3,026,350
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.57%, 6/02/28(c) 3,526,239 3,406,012
Project Alpha Intermediate Holding, Inc.,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 10/28/30(c) 5,593,203 5,615,129
Project Boost Purchaser LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.07%, 7/16/31(c) 6,811,551 6,800,448
Project Ruby Ultimate Parent Corp.,
First Lien, Incremental Term Loan, B5,
CME Term SOFR 1 Month + 2.75%,
7.03%, 3/10/28(c) 6,494,987 6,505,996
Proofpoint, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.16%, 8/31/28(c) 5,991,550 6,022,526
Face
Amount Value
Quartz AcquireCo LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
6.25%, 6/28/30(c) $ 1,425,085 $ 1,423,903
Rackspace Finance LLC,
First Lien, 2024 Incremental Super-Priority Term Loan,
CME Term SOFR 1 Month + 6.25%,
10.54%, 5/15/28(c) 2,955,000 2,995,631
RealPage, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.26%, 4/24/28(c) 1,691,192 1,688,942
First Lien, 2024-1 Incremental Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.75%, 4/24/28(c) 2,100,251 2,109,576
Rocket Software, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.91%, 11/28/28(c) 2,019,938 2,026,674
Starlight Parent LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.03%, 4/16/32(c) 4,750,000 4,672,812
UKG, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.81%, 2/10/31(c) 14,164,481 14,166,393
Vision Solutions, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.57%, 4/24/28(c) 3,403,106 3,297,609
175,854,559
Specialty Retail (2.6%)
EG America LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.70%, 2/07/28(c) 3,216,784 3,239,462
Great Outdoors Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.41%, 1/23/32(c) 5,130,524 5,134,372
Harbor Freight Tools USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.41%, 6/11/31(c) 3,560,259 3,502,227
LBM Acquisition LLC,
First Lien, Amendment No. 3 Incremental Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.99%, 6/06/31(c) 174,558 170,679
LS Group OpCo Acquistion LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50%,
6.70%, 4/23/31(c) 3,526,954 3,523,657
Park River Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.55%, 12/28/27(c) 5,436,641 5,443,437

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (82.6%) (cont’d)
Peer Holding III BV,
First Lien, Term Loan, B5B,
CME Term SOFR 3 Month + 2.50%,
6.80%, 7/01/31(c) $ 4,937,688 $ 4,949,019
QXO Building Products, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.16%, 4/30/32(c) 6,000,000 6,057,060
RealTruck Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.03%, 1/31/28(c) 4,744,110 4,322,002
White Cap Supply Holdings LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
7.42%, 10/19/29(c) 4,396,038 4,401,907
40,743,822
Technology Hardware, Storage & Peripherals (0.0%)(a)
Clover Holdings SPV III LLC,
First Lien, Margin Term Loan,
15.00% PIK, 15.00%, 12/09/27(c)
(e) 453,497 467,102
NCR Atleos Escrow Corp.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.00%,
6.73%, 4/16/29(c) 725,000 727,266
1,194,368
Textiles, Apparel & Luxury Goods (1.1%)
ABG Intermediate Holdings 2 LLC,
First Lien, 2025 Delayed Draw Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.41%, 2/13/32(c) 1,368,125 1,367,845
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.41%, 12/21/28(c) 5,011,162 5,007,629
Beach Acquisition Bidco LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.25%,
7.31%, 9/13/32(c) 5,000,000 5,030,225
Hanesbrands, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.91%, 3/08/32(c) 1,983,918 1,995,385
Varsity Brands, Inc.,
First Lien, 2025-2 Replacement Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.03%, 8/26/31(c) 4,477,500 4,483,657
17,884,741
Trading Companies & Distributors (0.2%)
Foundation Building Materials, Inc.,
First Lien, 2024 Incremental Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.31%, 1/29/31(c) 1,399,509 1,403,644
Face
Amount Value
Herc Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.25%, 6/02/32(c) $ 850,000 $ 855,206
2,258,850
Wireless Telecommunication Services (0.1%)
Crown Subsea Communications Holding, Inc.,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.82%, 1/30/31(c) 1,496,222 1,507,630
1,226,493,757
Total Fixed Income Securities
(Cost $1,419,389,638)
1,412,398,448
–
Shares
Short-Term Investments ( 8 .6% )
Investment Company ( 8 .5% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $125,882,805)
125,882,805 125,882,805
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $1,838,618)
1,838,618 1,838,618
Total Short-Term Investments
(Cost $127,721,423)
127,721,423
Total Investments ( 103 .8% )
( Cost $ 1,548,545,385 ) including
$ 1,859,549 of Securities Loaned (f) 1,541,565,037
Liabilities in Excess of Other Assets (-3.6%)(g)
(55,745,722)
Net Assets (100.0%) $1,485,819,315
(a) Amount is less than 0.05%.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) All or a portion of this security was on loan at September 30, 2025.
(e) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(f) At September 30, 2025, the aggregate cost for federal income tax purposes is $1,549,077,867. The aggregate gross unrealized appreciation is $7,238,106 and the aggregate gross unrealized depreciation is $14,744,358, resulting in net unrealized depreciation of $7,506,252.

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
At September 30, 2025, the Fund had unfunded loan commitments of $2,533,008, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower
Unfunded Loan
Commitments ($)
Value ($)
Unrealized
Appriciation/
(Depriciation) ($)
Amspec Parent LLC
192,400
193,290
890
Azuria Water Solutions, Inc.
146,104
146,469
365
Chrysaor Bidco SARL
255,410
254,887
(523)
Citrin Cooperman Advisors LLC
183,924
184,300
376
CohnReznick Advisory LLC
313,275
315,835
2,560
Hanger, Inc.
351,596
352,913
1,317
Kaman Corp.
357,589
359,690
2,101
MRP Buyer LLC
215,293
214,138
(1,155)
Raven Acquisition Holdings LLC
496,596
497,230
634
Signia Aerospace LLC
20,821
20,834
13
$2,533,008
$2,539,586
$6,578
(g)
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
PIK Payment-in-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBD To Be Determined
Portfolio Composition*
Classification
Percentage of Total
Investments
Variable Rate Senior Loan Interests 79 .7%
Short-Term Investments 8 .2
Asset-Backed Securities 7 .4
Other** 4 .7
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (97.9%)
Municipal Bonds ( 97 .9% )
Education ( 21 .8% )
Arizona Industrial Development Authority,
Somerset Academy of Las Vegas
Series 2021 A
3.00%, 12/15/31(a) $ 210,000 $ 197,022
California Municipal Finance Authority,
California Baptist University
Series 2025 A
5.63%, 11/1/54(a) 500,000 506,394
California School Finance Authority,
Magnolia Public Schools Obligated Group
Series 2025 A
4.25%, 7/1/35(a) 700,000 702,961
Capital Projects Finance Authority,
Imagine School At North Port, Inc.
Series 2025 A
6.25%, 6/15/45(a) 500,000 503,352
Capital Trust Authority,
St Johns Classical Academy, Inc.
Series 2025 A
5.13%, 6/15/50(a) 500,000 453,476
Dayton-Montgomery County Port Authority,
Dayton Regional STEM Schools, Inc.
Series 2024
5.00%, 12/1/60 325,000 315,386
Development Authority of Cobb County (The),
MT Bethel Christian Academy, Inc.
Series 2025
6.25%, 6/1/55(a) 555,000 566,472
District of Columbia,
International School Obligated Group
Series 2019
5.00%, 7/1/49 745,000 735,901
Florida Development Finance Corp.,
Renaissance Charter School, Inc.
Series 2025 A
6.00%, 6/15/55(a) 500,000 505,431
Iowa Higher Education Loan Authority,
Series 2025
5.00%, 10/1/45 500,000 483,182
Louisiana Public Facilities Authority,
Acadiana Renaissance Charter Academy
Series 2025
6.00%, 6/15/45(a) 500,000 507,690
Navajo County Unified School District No. 27,
Kayenta
Series 2025
6.00%, 7/1/44 500,000 547,493
Public Finance Authority,
Liberty Classical Schools Educational Services, Inc.
Series 2025 A
6.50%, 6/15/45(a) 350,000 344,189
Triad Educational Services, Inc.
Series 2025
5.25%, 6/15/45 750,000 742,293
Face
Amount Value
San Antonio Education Facilities Corp.,
University of the Incarnate Word
Series 2025
5.00%, 10/1/50 $ 350,000 $ 325,509
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/44(a) 500,000 471,811
Washington State Housing Finance Commission,
Evergreen School (The)
Series 2025
4.50%, 7/1/55 1,000,000 914,178
8,822,740
General Obligation ( 8 .3% )
Chicago Board of Education,
Series 2022 A
5.00%, 12/1/47 500,000 450,264
Series 2015 C
5.25%, 12/1/39 500,000 497,228
City of Chicago,
Series 2025 E
6.00%, 1/1/42 500,000 538,695
City of Chicago IL,
Series 2024 A
5.25%, 1/1/45 375,000 369,581
Series 2019 A
5.50%, 1/1/49 985,000 974,659
Mida Cormont Public Infrastructure District,
Series 2025 B
8.50%, 6/15/55(a) 546,000 556,483
3,386,910
Hospital ( 2 .6% )
Denver Health & Hospital Authority,
Series 2025 A
5.13%, 12/1/50 500,000 504,906
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 115,000 105,681
Massachusetts Development Finance Agency,
Seven Hills Foundation Obligated Group
Series 2025
6.00%, 9/1/45 405,000 434,686
1,045,273
Housing ( 3 .6% )
Public Finance Authority,
Campus Real Estate Holding Corp. LLC
Series 2025 A
5.25%, 6/1/45 370,000 371,654
Series 2025 A
5.50%, 6/1/55 600,000 605,993

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (97.9%) (cont’d)
Housing (3.6%) (cont’d)
KSU Bixby Real Estate Foundation LLC
Series 2025 C
5.75%, 6/15/55 $ 500,000 $ 492,230
1,469,877
Other Revenue ( 48 .8% )
Alachua County Housing Finance Authority,
Woodland Park II LLC
Series 2025 A
6.30%, 7/1/55(a) 300,000 308,631
Series 2025 C
7.00%, 7/1/29(a) 300,000 304,529
Atlanta Development Authority (The),
Westside Tax Allocation District Gulch Area
Series 2024 A-2
5.50%, 4/1/39(a) 1,000,000 1,016,025
Baldwin County Industrial Development Authority,
Novelis Corp.
Series 2025 A (AMT)
5.00%, 6/1/55(a)(b) 500,000 511,835
Berks County Industrial Development Authority,
Highlands at Wyomissing Obligated Group
Series 2017 A
5.00%, 5/15/32 500,000 508,586
California Municipal Finance Authority,
Witmer Manor Community Partners LP
Series 2025 B
6.00%, 11/1/43 1,000,000 1,015,215
California Public Finance Authority,
Kendal at Sonoma Obligated Group
Series 2021 A
5.00%, 11/15/56(a) 405,000 349,549
City of Lavon,
Series 2025
5.75%, 9/15/45(a) 850,000 868,321
City of Valparaiso IN,
Pratt Paper LLC Project
Series 2024 (AMT)
5.00%, 1/1/54(a) 750,000 728,348
County of Denton TX,
Green Meadows Public Improvement District Improvement Area No. 1
Project
Series 2025
5.63%, 12/31/55(a) 500,000 510,168
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 C
5.00%, 7/15/35(a) 300,000 301,903
Florida Development Finance Corp.,
GFL Solid Waste Southeast LLC
Series 2024 A (AMT)
4.38%, 10/1/54(a)(b) 500,000 505,086
Florida Local Government Finance Commission,
Ponte Vedra Pine Co. LLC Obligated Group
Series 2025 A
6.63%, 11/15/45(a) 500,000 520,293
Face
Amount Value
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 $ 1,000,000 $ 1,012,361
Hoover Industrial Development Board,
United States Steel Corp.
Series 2019 (AMT)
5.75%, 10/1/49 750,000 758,025
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2016 A
5.00%, 5/15/41 205,000 204,448
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc.
Series 2021 (AMT)
3.50%, 12/1/51(a) 500,000 379,615
Series 2023
5.00%, 12/1/53(a)(b) 150,000 151,761
Kingston One Community Development District,
Assessment Area One - 2025 Project
Series 2025
5.75%, 5/1/45 250,000 254,473
Series 2025
6.00%, 5/1/57 500,000 508,927
Lakewood Ranch Stewardship District,
Series 2025
5.80%, 5/1/45(c) 565,000 577,228
Villages of Lakewood Ranch South Project
Series 2016
5.13%, 5/1/46 1,000,000 999,943
Mobile County Industrial Development Authority,
AM/NS Calvert LLC
Series 2024 A (AMT)
5.00%, 6/1/54 750,000 722,316
New Hampshire Business Finance Authority,
Series 2025-1
4.17%, 1/20/41(b) 497,850 454,649
New Hope Cultural Education Facilities Finance Corp.,
Bella Vida Forefront Living Obligated Group
Series 2025 A
5.50%, 10/1/35 755,000 785,340
Niagara Area Development Corp.,
Reworld Holding Corp.
Series 2018 A (AMT)
4.75%, 11/1/42(a) 750,000 683,043
North Carolina Medical Care Commission,
Penick Village Obligated Group
Series 2024 A
5.50%, 9/1/44 760,000 768,364
Ohio Housing Finance Agency,
Havens Edge Apartments LLC
Series 2025 A
5.70%, 8/1/43(a) 500,000 512,334
Point Phase 1 Public Infrastructure District No. 1,
Series 2025 A-1
5.88%, 3/1/45 500,000 511,459
Puerto Rico Sales Tax Financing Corp.,
Series A-1
5.00%, 7/1/58 447,000 432,067

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (97.9%) (cont’d)
Other Revenue (48.8%) (cont’d)
Sales Tax
Series A-1
0.00%, 7/1/51 $ 1,532,000 $ 385,371
St. Louis County Industrial Development Authority,
Friendship Village St. Louis Obligated Group
Series 2017
5.00%, 9/1/48 500,000 477,519
Stamford Housing Authority,
TJH Senior Living LLC Obligated Group
Series 2025 A
6.25%, 10/1/60 530,000 522,350
Tempe Industrial Development Authority,
Mirabella at ASU, Inc.
Series 2017 A
6.00%, 10/1/37(a) 300,000 225,674
Series 2017 A
6.13%, 10/1/52(a) 300,000 193,007
Vermont Economic Development Authority,
Casella Waste Systems, Inc.
Series 2022 A-2 (AMT)
4.38%, 6/1/52(a)(b) 500,000 498,164
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group
Series A
5.00%, 7/1/36(a) 100,000 100,154
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(b) 205,000 207,348
19,774,429
Transportation ( 8 .4% )
California Municipal Finance Authority,
LAX Integrated Express Solutions LLC
Series 2018 A (AMT)
5.00%, 12/31/47 1,000,000 999,970
City of Houston TX,
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.25%, 7/15/34 500,000 535,814
United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/37 500,000 540,169
Public Finance Authority,
SR 400 Peach Partners LLC
Series 2025 (AMT)
5.75%, 12/31/65 725,000 746,000
Series 2025 (AMT)
6.50%, 6/30/60 500,000 548,628
3,370,581
Water & Sewer ( 4 .4% )
Beaufort-Jasper Water & Sewer Authority,
Series 2025 A
4.00%, 3/1/47 395,000 369,147
Face
Amount Value
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC
Series 2025 (AMT)
5.13%, 10/1/35 $ 500,000 $ 511,105
Chisholm Creek Utility Authority,
Series 2025
4.00%, 9/1/45 430,000 399,000
City of Hot Springs AR,
Wastewater
Series 2025 B
4.38%, 12/1/50 485,000 466,615
1,745,867
Total Fixed Income Securities
(Cost $39,209,672)
39,615,677
–
Shares
Short-Term Investments ( 1 .0% )
Investment Company ( 0 .1% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.90%
(Cost $57,279)
57,273 57,279
Face
Amount
Municipal Bonds ( 0 .9% )
Other Revenue ( 0 .9% )
Maine State Housing Authority,
Series 2017 G-1
4.20%, 11/15/50(b)(d) $ 200,000 200,000
New York State Housing Finance Agency,
160 Madison Avenue LLC
Series 2013 B
4.09%, 11/1/46(b)(d) 150,000 150,000
350,000
Total Municipal Bonds
(Cost $350,000)
350,000
Total Short-Term Investments
(Cost $407,279)
407,279
Total Investments ( 98 .9% )
( Cost $ 39,616,951 ) (e) 40,022,956
Other Assets in Excess of Liabilities (1.1%)
427,872
Net Assets (100.0%) $40,450,828
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) When-issued security.
(d) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(e) At September 30, 2025, the aggregate cost for federal income tax purposes is $39,651,698. The aggregate gross unrealized
appreciation is $717,303 and the aggregate gross unrealized
depreciation is $346,045, resulting in net unrealized appreciation of
$371,258.
AMT Alternative Minimum Tax
At September 30, 2025 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
Florida 14 .7%
Texas 11 .3
Others, representing less than 10% individually 72 .9
Total Investments 98 .9%
Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Other Revenue 50 .3%
Education 22 .0
Other* 10 .8
General Obligation 8 .5
Transportation 8 .4
Total Investments 100 .0%
* Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (98.4%)
Corporate Bonds ( 98 .4% )
Aerospace & Defense (2.7%)
Axon Enterprise, Inc.
6.13%, 3/15/30(a)(b) $ 20,000 $ 20,590
6.25%, 3/15/33(a)(b) 15,000 15,477
Bombardier, Inc.
7.00%, 6/1/32(a) 30,000 31,393
7.25%, 7/1/31(a)(b) 30,000 31,838
7.88%, 4/15/27(a) 61,000 61,305
8.75%, 11/15/30(a) 40,000 43,186
Moog, Inc.
4.25%, 12/15/27(a) 111,000 109,508
TransDigm, Inc.
4.63%, 1/15/29 52,000 51,003
6.25%, 1/31/34(a) 15,000 15,438
6.38%, 3/1/29(a) 25,000 25,591
6.63%, 3/1/32(a) 40,000 41,232
6.75%, 8/15/28 - 1/31/34(a) 123,000 126,288
572,849
Air Freight & Logistics (0.1%)
Stonepeak Nile Parent LLC
7.25%, 3/15/32(a) 28,000 29,508
Automobile Components (1.7%)
Clarios Global LP
6.75%, 2/15/30 - 9/15/32(a)(b) 150,000 154,465
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/29 56,000 54,121
5.25%, 7/15/31 28,000 26,325
JB Poindexter & Co., Inc.
8.75%, 12/15/31(a)(b) 56,000 58,722
Patrick Industries, Inc.
6.38%, 11/1/32(a)(b) 64,000 64,992
358,625
Broadline Retail (0.6%)
Match Group Holdings II LLC
3.63%, 10/1/31(a) 139,000 126,087
Building Products (5.4%)
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/33(a) 86,000 89,589
Builders FirstSource, Inc.
4.25%, 2/1/32(a) 208,000 195,785
5.00%, 3/1/30(a) 51,000 50,530
CP Atlas Buyer, Inc.
9.75%, 7/15/30(a) 51,000 53,461
12.75%, 1/15/31(a)(c)(d) 3,000 2,968
EMRLD Borrower LP
6.63%, 12/15/30(a) 134,000 137,913
JH North America Holdings, Inc.
5.88%, 1/31/31(a) 28,000 28,454
6.13%, 7/31/32(a)(b) 36,000 36,905
Masterbrand, Inc.
7.00%, 7/15/32(a) 87,000 90,024
Quikrete Holdings, Inc.
6.38%, 3/1/32(a) 80,000 82,930
6.75%, 3/1/33(a)(b) 86,000 89,478
Face
Amount Value
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) $ 117,000 $ 117,134
Standard Industries, Inc.
3.38%, 1/15/31(a) 25,000 22,661
4.38%, 7/15/30(a) 163,000 156,387
1,154,219
Capital Markets (1.0%)
CI Financial Corp.
4.10%, 6/15/51 50,000 36,294
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 101,750 94,083
Focus Financial Partners LLC
6.75%, 9/15/31(a)(b) 81,000 83,013
213,390
Chemicals (2.6%)
Avient Corp.
6.25%, 11/1/31(a) 35,000 35,570
7.13%, 8/1/30(a) 122,000 125,472
Celanese US Holdings LLC
7.20%, 11/15/33(b)(e) 127,000 132,112
Olympus Water US Holding Corp.
7.25%, 2/15/33(a) 200,000 200,333
WR Grace Holdings LLC
4.88%, 6/15/27(a) 61,000 60,698
554,185
Commercial Services & Supplies (3.0%)
Allied Universal Holdco LLC
6.88%, 6/15/30(a) 30,000 30,861
7.88%, 2/15/31(a) 65,000 68,209
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 83,000 78,513
Clean Harbors, Inc.
4.88%, 7/15/27(a) 117,000 117,000
6.38%, 2/1/31(a) 15,000 15,373
GFL Environmental, Inc.
4.75%, 6/15/29(a) 213,000 210,613
Reworld Holding Corp.
4.88%, 12/1/29(a) 103,000 96,962
Wrangler Holdco Corp.
6.63%, 4/1/32(a) 25,000 26,090
643,621
Construction & Engineering (0.6%)
Arcosa, Inc.
6.88%, 8/15/32(a) 67,000 70,036
Artera Services LLC
8.50%, 2/15/31(a) 60,000 53,069
123,105
Consumer Finance (0.6%)
Azorra Finance Ltd.
7.25%, 1/15/31(a) 47,000 49,058
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30(a) 81,000 86,255
135,313

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (98.4%) (cont’d)
Consumer Staples Distribution & Retail (2.2%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a) $ 117,000 $ 115,094
5.88%, 2/15/28(a) 47,000 47,055
Performance Food Group, Inc.
4.25%, 8/1/29(a) 155,000 150,733
6.13%, 9/15/32(a) 40,000 41,023
US Foods, Inc.
4.75%, 2/15/29(a) 103,000 101,578
455,483
Containers & Packaging (1.9%)
Ball Corp.
6.88%, 3/15/28 109,000 111,166
Clydesdale Acquisition Holdings, Inc.
6.75%, 4/15/32(a)(b) 69,000 70,835
8.75%, 4/15/30(a) 78,000 80,199
Toucan FinCo Ltd.
9.50%, 5/15/30(a) 150,000 147,080
409,280
Distributors (1.1%)
RB Global Holdings, Inc.
6.75%, 3/15/28(a) 66,000 67,557
7.75%, 3/15/31(a) 66,000 69,112
Windsor Holdings III LLC
8.50%, 6/15/30(a) 96,000 101,603
238,272
Diversified Consumer Services (1.2%)
Adtalem Global Education, Inc.
5.50%, 3/1/28(a)(b) 100,000 99,753
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 149,000 157,106
256,859
Diversified Telecommunication Services (3.6%)
CCO Holdings LLC
4.25%, 2/1/31(a) 13,000 11,984
4.50%, 8/15/30(a) 257,000 242,890
4.75%, 3/1/30 - 2/1/32(a) 100,000 95,444
6.38%, 9/1/29(a) 112,000 113,631
Level 3 Financing, Inc.
7.00%, 3/31/34(a) 18,333 18,664
Virgin Media Secured Finance plc
4.50%, 8/15/30(a) 200,000 188,744
Windstream Services LLC
7.50%, 10/15/33(a) 95,000 95,034
766,391
Electric Utilities (4.3%)
Alpha Generation LLC
6.75%, 10/15/32(a)(b) 115,000 118,795
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 64,775
3.88%, 2/15/32(a) 56,000 51,647
5.75%, 1/15/34(a) 35,000 34,986
6.00%, 2/1/33 - 1/15/36(a) 85,000 85,843
6.25%, 11/1/34(a) 30,000 30,772
Face
Amount Value
10.25%, 3/15/28(a)(c)(f) $ 78,000 $ 85,267
Pattern Energy Operations LP
4.50%, 8/15/28(a) 69,000 67,303
Vistra Operations Co. LLC
5.00%, 7/31/27(a) 136,000 135,652
6.88%, 4/15/32(a) 55,000 57,563
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a) 115,000 112,899
8.38%, 1/15/31(a) 30,000 31,464
8.63%, 3/15/33(a) 30,000 31,483
908,449
Electronic Equipment, Instruments & Components (0.8%)
Coherent Corp.
5.00%, 12/15/29(a) 44,000 43,445
Insight Enterprises, Inc.
6.63%, 5/15/32(a) 51,000 52,350
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 74,826
170,621
Energy Equipment & Services (1.4%)
Kodiak Gas Services LLC
6.50%, 10/1/33(a) 36,000 36,677
6.75%, 10/1/35(a) 15,000 15,411
Transocean International Ltd.
7.88%, 10/15/32(a) 10,000 10,000
8.75%, 2/15/30(a) 49,500 52,120
WBI Operating LLC
6.25%, 10/15/30(a) 40,000 40,000
6.50%, 10/15/33(a) 30,000 29,963
Weatherford International Ltd.
6.75%, 10/15/33(a) 30,000 30,040
8.63%, 4/30/30(a) 77,000 78,767
292,978
Entertainment (1.2%)
Cinemark USA, Inc.
5.25%, 7/15/28(a) 98,000 97,544
7.00%, 8/1/32(a) 40,000 41,608
Playtika Holding Corp.
4.25%, 3/15/29(a) 94,000 86,389
Warnermedia Holdings, Inc.
5.05%, 3/15/42(b) 44,000 35,154
260,695
Financial Services (1.9%)
Block, Inc.
5.63%, 8/15/30(a)(b) 45,000 45,626
6.00%, 8/15/33(a) 52,000 53,285
Rocket Cos., Inc.
6.13%, 8/1/30(a) 45,000 46,217
6.38%, 8/1/33(a) 70,000 72,336
Rocket Mortgage LLC
3.63%, 3/1/29(a) 100,000 95,453
Shift4 Payments LLC
6.75%, 8/15/32(a)(b) 42,000 43,453

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (98.4%) (cont’d)
UWM Holdings LLC
6.25%, 3/15/31(a) $ 53,000 $ 52,781
409,151
Food Products (1.8%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) 140,000 141,488
Pilgrim's Pride Corp.
3.50%, 3/1/32 130,000 119,098
6.88%, 5/15/34(b) 30,000 33,160
Post Holdings, Inc.
6.25%, 2/15/32(a) 45,000 46,320
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(a) 34,000 34,092
374,158
Gas Utilities (1.0%)
Ferrellgas LP
5.88%, 4/1/29(a) 120,000 111,770
Superior Plus LP
4.50%, 3/15/29(a)(b) 103,000 99,453
211,223
Ground Transportation (0.7%)
Avis Budget Car Rental LLC
8.38%, 6/15/32(a)(b) 40,000 41,872
EquipmentShare.com, Inc.
8.63%, 5/15/32(a)(b) 31,000 33,508
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 15,000 14,701
Watco Cos. LLC
7.13%, 8/1/32(a) 55,000 56,975
147,056
Health Care Equipment & Supplies (1.7%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 121,000 119,133
Medline Borrower LP
5.25%, 10/1/29(a) 253,000 251,000
370,133
Health Care Providers & Services (5.5%)
Concentra Health Services, Inc.
6.88%, 7/15/32(a)(b) 62,000 64,457
Encompass Health Corp.
4.75%, 2/1/30 67,000 66,278
Global Medical Response, Inc.
7.38%, 10/1/32(a)(b) 51,000 52,527
HealthEquity, Inc.
4.50%, 10/1/29(a) 125,000 121,359
Heartland Dental LLC
10.50%, 4/30/28(a) 30,000 31,648
LifePoint Health, Inc.
9.88%, 8/15/30(a) 56,000 60,715
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32(a) 200,000 184,020
6.25%, 1/15/33(a)(b) 26,000 26,312
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 181,481
Face
Amount Value
Team Health Holdings, Inc.
9.00% Cash, 4.50% PIK,
13.50%, 6/30/28(a)(d) $ 67,819 $ 72,024
Tenet Healthcare Corp.
4.38%, 1/15/30 15,000 14,601
5.13%, 11/1/27 77,000 76,924
6.13%, 10/1/28 120,000 120,171
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 86,000 88,170
1,160,687
Health Care Technology (0.4%)
IQVIA, Inc.
6.25%, 6/1/32(a) 73,000 75,146
Hotels, Restaurants & Leisure (8.3%)
1011778 BC ULC
3.88%, 1/15/28(a)(b) 109,000 106,541
4.00%, 10/15/30(a)(b) 135,000 127,368
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) 194,000 185,631
6.00%, 10/15/32(a) 45,000 44,351
6.50%, 2/15/32(a) 40,000 40,825
7.00%, 2/15/30(a) 112,000 115,275
Carnival Corp.
5.75%, 8/1/32(a) 45,000 45,852
6.00%, 5/1/29(a)(b) 145,000 147,257
Churchill Downs, Inc.
5.75%, 4/1/30(a) 100,000 99,978
Mohegan Tribal Gaming Authority
8.25%, 4/15/30(a)(b) 82,000 85,262
NCL Corp. Ltd.
6.75%, 2/1/32(a) 55,000 56,598
7.75%, 2/15/29(a)(b) 95,000 101,206
NCL Finance Ltd.
6.13%, 3/15/28(a) 70,000 71,576
Raising Cane's Restaurants LLC
9.38%, 5/1/29(a) 120,000 126,119
Rivers Enterprise Lender LLC
6.25%, 10/15/30(a) 50,000 50,477
Viking Cruises Ltd.
5.88%, 9/15/27(a)(b) 145,000 145,151
Voyager Parent LLC
9.25%, 7/1/32(a) 115,000 121,689
Yum! Brands, Inc.
3.63%, 3/15/31(b) 96,000 89,765
1,760,921
Household Durables (1.6%)
Somnigroup International, Inc.
3.88%, 10/15/31(a) 120,000 110,060
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(a) 91,000 92,181
TopBuild Corp.
4.13%, 2/15/32(a) 135,000 126,658
328,899
Independent Power and Renewable Electricity Producers (0.7%)
Calpine Corp.
5.00%, 2/1/31(a) 56,000 55,871

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (98.4%) (cont’d)
5.13%, 3/15/28(a) $ 74,000 $ 74,093
Clearway Energy Operating LLC
3.75%, 2/15/31(a)(b) 27,000 24,805
154,769
Insurance (3.4%)
Alliant Holdings Intermediate LLC
6.50%, 10/1/31(a)(b) 12,000 12,284
7.00%, 1/15/31(a) 82,000 84,790
AmWINS Group, Inc.
6.38%, 2/15/29(a) 100,000 102,096
HUB International Ltd.
7.25%, 6/15/30(a) 105,000 109,585
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a) 100,000 105,142
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 185,000 192,551
Ryan Specialty LLC
5.88%, 8/1/32(a) 103,000 104,230
710,678
Interactive Media & Services (0.4%)
Snap, Inc.
6.88%, 3/1/33(a)(b) 78,000 79,810
IT Services (0.4%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 95,000 93,177
Life Sciences Tools & Services (0.3%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 70,000 66,373
Machinery (2.2%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 107,220
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 125,454
Esab Corp.
6.25%, 4/15/29(a) 62,000 63,770
New Flyer Holdings, Inc.
9.25%, 7/1/30(a) 49,000 52,483
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 125,000 121,562
470,489
Media (3.4%)
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/31(a)(b) 50,000 51,719
7.50%, 3/15/33(a)(b) 18,000 18,833
7.88%, 4/1/30(a) 85,000 89,314
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 78,372
EchoStar Corp.
10.75%, 11/30/29 69,000 75,966
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 101,000 101,027
7.38%, 9/1/31(a) 30,000 31,194
Outfront Media Capital LLC
4.63%, 3/15/30(a) 119,000 114,472
Face
Amount Value
Sinclair Television Group, Inc.
8.13%, 2/15/33(a)(b) $ 52,000 $ 53,408
Stagwell Global LLC
5.63%, 8/15/29(a) 69,000 67,085
Univision Communications, Inc.
9.38%, 8/1/32(a)(b) 45,000 47,993
729,383
Metals & Mining (3.3%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 92,000 102,293
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 55,066
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(a)(b) 55,000 56,192
7.50%, 9/15/31(a)(b) 45,000 46,414
7.63%, 1/15/34(a)(b) 30,000 30,932
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 28,000 28,102
8.00%, 7/1/30(a)(b) 59,000 61,716
Eldorado Gold Corp.
6.25%, 9/1/29(a)(b) 84,000 84,379
Hudbay Minerals, Inc.
4.50%, 4/1/26(a) 69,000 68,834
6.13%, 4/1/29(a)(b) 35,000 35,314
Novelis Corp.
3.88%, 8/15/31(a)(b) 26,000 23,726
4.75%, 1/30/30(a) 100,000 96,549
689,517
Oil, Gas & Consumable Fuels (7.3%)
Aethon United BR LP
7.50%, 10/1/29(a) 60,000 62,618
Civitas Resources, Inc.
8.63%, 11/1/30(a) 77,000 79,805
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 113,742
Matador Resources Co.
6.50%, 4/15/32(a) 55,000 55,565
NGL Energy Operating LLC
8.13%, 2/15/29(a)(b) 21,000 21,547
8.38%, 2/15/32(a) 33,000 33,843
Parkland Corp.
4.63%, 5/1/30 - 5/1/30 200,000 97,539
Permian Resources Operating LLC
5.88%, 7/1/29(a) 177,000 177,925
6.25%, 2/1/33(a) 40,000 40,775
Plains All American Pipeline LP
8.58%, 11/15/73(c)(f) 91,000 91,276
SM Energy Co.
7.00%, 8/1/32(a) 45,000 45,068
Sunoco LP
4.50%, 4/30/30 111,000 106,960
5.88%, 3/15/34(a) 45,000 44,639
7.25%, 5/1/32(a) 45,000 47,260
7.88%, 9/18/30(a)(c)(f) 155,000 157,535
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 32,000 30,953
5.00%, 1/31/28(a) 89,000 88,424

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (98.4%) (cont’d)
Venture Global LNG, Inc.
7.00%, 1/15/30(a) $ 30,000 $ 31,065
8.38%, 6/1/31(a) 101,000 106,118
9.00%, 9/30/29(a)(c)(f) 56,000 55,539
9.50%, 2/1/29(a) 20,000 22,053
9.88%, 2/1/32(a) 5,000 5,447
Vital Energy, Inc.
7.88%, 4/15/32(a) 2,000 1,943
9.75%, 10/15/30(b) 31,000 32,390
1,550,029
Passenger Airlines (0.6%)
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 104,000 101,455
9.50%, 6/1/28(a) 17,000 17,714
119,169
Personal Care Products (1.1%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 116,000 119,921
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 80,000 76,207
Prestige Brands, Inc.
3.75%, 4/1/31(a) 35,000 32,264
228,392
Pharmaceuticals (1.9%)
1261229 BC Ltd.
10.00%, 4/15/32(a)(b) 200,000 205,168
Amneal Pharmaceuticals LLC
6.88%, 8/1/32(a) 28,000 28,993
Endo Finance Holdings, Inc.
8.50%, 4/15/31(a) 55,000 59,077
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 143,000 106,847
400,085
Professional Services (1.4%)
Amentum Holdings, Inc.
7.25%, 8/1/32(a) 41,000 42,606
AMN Healthcare, Inc.
4.63%, 10/1/27(a) 76,000 76,017
CACI International, Inc.
6.38%, 6/15/33(a)(b) 40,000 41,312
Science Applications International Corp.
5.88%, 11/1/33(a) 40,000 40,037
VT Topco, Inc.
8.50%, 8/15/30(a) 102,000 103,848
303,820
Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 68,000 68,672
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 91,000 88,430
Face
Amount Value
Software (1.6%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) $ 61,000 $ 61,617
9.00%, 9/30/29(a) 66,000 68,531
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 82,766
Open Text Corp.
3.88%, 2/15/28(a) 63,000 61,334
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 67,000 66,955
341,203
Specialty Retail (5.4%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 34,000 33,025
5.00%, 2/15/32(a) 14,000 13,454
Bath & Body Works, Inc.
6.75%, 7/1/36(b) 40,000 41,220
6.88%, 11/1/35(b) 18,000 18,751
Cougar JV Subsidiary LLC
8.00%, 5/15/32(a) 69,000 73,460
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 128,000 124,498
6.38%, 1/15/30(a) 20,000 20,498
LBM Acquisition LLC
9.50%, 6/15/31(a)(b) 72,000 75,749
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 91,000 89,226
Lithia Motors, Inc.
3.88%, 6/1/29(a) 91,000 86,989
4.38%, 1/15/31(a) 92,000 87,435
Park River Holdings, Inc.
8.00%, 3/15/31(a) 53,000 53,707
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 129,000 125,376
4.88%, 11/15/31(a) 134,000 128,233
Specialty Building Products Holdings LLC
7.75%, 10/15/29(a) 68,000 69,138
Valvoline, Inc.
3.63%, 6/15/31(a) 112,000 102,783
1,143,542
Technology Hardware, Storage & Peripherals (1.2%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a) 75,000 79,302
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29(a) 84,000 89,133
9.63%, 12/1/32(a) 80,000 90,684
259,119
Textiles, Apparel & Luxury Goods (1.7%)
Beach Acquisition Bidco LLC
10.00%, 7/15/33(a)(b)(d) 200,000 216,232
Champ Acquisition Corp.
8.38%, 12/1/31(a) 53,000 56,479
Hanesbrands, Inc.
9.00%, 2/15/31(a) 81,000 85,844
358,555

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (98.4%) (cont’d)
Trading Companies & Distributors (2.0%)
Herc Holdings, Inc.
7.00%, 6/15/30(a) $ 45,000 $ 46,779
7.25%, 6/15/33(a) 35,000 36,565
Imola Merger Corp.
4.75%, 5/15/29(a) 134,000 130,449
WESCO Distribution, Inc.
6.38%, 3/15/29 - 3/15/33(a) 72,000 74,480
6.63%, 3/15/32(a) 33,000 34,336
7.25%, 6/15/28(a) 108,000 109,495
432,104
Transportation Infrastructure (0.5%)
Seaspan Corp.
5.50%, 8/1/29(a) 107,000 103,267
Total Fixed Income Securities
(Cost $19,829,340)
20,897,887
–
Shares
Short-Term Investments ( 14 .4% )
Investment Company ( 3 .3% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $696,140)
696,140 696,140
Security held as Collateral on Loaned Securities ( 11 .1% )
Investment Company (11.1%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $2,374,314)
2,374,314 2,374,314
Total Short-Term Investments
(Cost $3,070,454)
3,070,454
Total Investments ( 112 .8% )
( Cost $ 22,899,794 ) including
$ 3,066,057 of Securities Loaned (g) 23,968,341
Liabilities in Excess of Other Assets (-12.8%)
(2,715,700)
Net Assets (100.0%) $21,252,641
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) All or a portion of this security was on loan at September 30, 2025.
(c) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(e) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.
(f) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2025.
(g) At September 30, 2025, the aggregate cost for federal income tax purposes is $22,899,794. The aggregate gross unrealized
appreciation is $1,083,953 and the aggregate gross unrealized depreciation is $15,406, resulting in net unrealized appreciation of
$1,068,547.
PIK Payment-in-Kind
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Consumer Discretionary 21 .2%
Industrials 19 .0
Other** 12 .8
Health Care 9 .6
Energy 8 .5
Communication Services 8 .5
Materials 7 .7
Financials 6 .8
Utilities 5 .9
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (95.9%)
Corporate Bonds ( 0 .9% )
Health Care Providers & Services (0.9%)
Providence St Joseph Health Obligated Group
5.37%, 10/1/32 $ 1,000,000 $ 1,031,455
Municipal Bonds ( 95 .0% )
Certificate of Participation/Lease ( 1 .5% )
Adams County School District No. 1,
Series 2025
5.00%, 12/1/38 1,000,000 1,093,612
City of Golden CO,
Series 2025
5.00%, 12/1/37 525,000 584,844
1,678,456
Education ( 13 .2% )
Arlington Higher Education Finance Corp.,
Lifeschool of Dallas
Series 2024
4.00%, 8/15/44 275,000 259,588
Board of Governors of Colorado State,
University System
Series 2025 C
5.00%, 3/1/37 625,000 701,645
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 513,907
Build NYC Resource Corp.,
Nightingale-Bamford School
Series 2025
5.00%, 7/1/40 1,000,000 1,074,131
Success Academy Charter Schools Inc Obligated Group
Series 2025
4.00%, 9/1/43 830,000 771,031
Colorado Educational & Cultural Facilities Authority,
Kent Denver School
Series 2025
4.00%, 6/1/35 1,000,000 1,032,618
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 250,000 252,863
Yale University
Series 2025 B-2
5.00%, 7/1/64(a) 1,000,000 1,137,454
Connecticut State Higher Education Supplement Loan Authority,
Series 2025 B-2 (AMT)
5.00%, 11/15/45(a) 250,000 251,719
Series 2025 B-1 (AMT)
5.25%, 11/15/34 265,000 285,253
Madison County Capital Resource Corp.,
Colgate University
Series 2025
5.00%, 7/1/33 100,000 116,123
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-2
5.00%, 5/15/55(a) 310,000 360,226
Face
Amount Value
Trustees of Boston College
Series 2025 W
5.00%, 7/1/40 $ 750,000 $ 823,437
Navajo County Unified School District No. 27,
Kayenta
Series 2025
5.50%, 7/1/35 490,000 546,173
New Hampshire Health and Education Facilities Authority Act,
Trustees of Dartmouth College
Series 2025 A
5.00%, 6/1/35 250,000 289,926
New Jersey Educational Facilities Authority,
Trustees of Princeton University (The)
Series 2024 A-1
5.00%, 3/1/36 750,000 861,459
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/31 1,000,000 1,064,704
New Jersey Institute of Technology,
Series 2025 A
5.00%, 7/1/38 200,000 226,107
New York State Dormitory Authority,
Series 2025 A
5.00%, 10/1/32 220,000 252,458
Private Colleges & Universities Authority,
Emory University
Series 2025 A
5.25%, 9/1/39 910,000 1,032,980
Rhode Island Health and Educational Building Corp.,
Town of East Greenwich
Series 2025 B
5.00%, 5/15/35 570,000 654,330
Town of North Providence
Series 2025 C
5.00%, 5/15/41 1,000,000 1,068,324
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/34(b) 250,000 258,815
University of North Carolina at Chapel Hill,
Series 2012 B
3.81%, 12/1/41(a) 500,000 502,453
University of Washington,
Series 2024 A
5.00%, 4/1/44 250,000 264,950
14,602,674
General Obligation ( 18 .6% )
Belmont-Redwood Shores School District,
Series A
5.00%, 8/1/39 30,000 34,368
Charlton County School District,
Series 2025
6.00%, 4/1/41 150,000 173,625
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 500,000 500,025
City of Chicago IL,
Series 2024 B
5.00%, 1/1/33 250,000 266,726

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (95.0%) (cont’d)
General Obligation (18.6%) (cont’d)
Series 2021 A
5.00%, 1/1/34 $ 20,000 $ 20,711
Series 2024 B
5.00%, 1/1/35 135,000 143,455
Series 2019 A
5.50%, 1/1/49 490,000 484,856
City of Detroit MI,
Series 2020
5.50%, 4/1/40 250,000 262,502
City of New York NY,
Series 2024 D
5.00%, 4/1/39 630,000 687,743
City of Philadelphia,
Series 2025 C
5.00%, 8/1/34 1,000,000 1,156,400
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 450,000 421,225
Commonwealth of Pennsylvania,
Series 2018
4.00%, 3/1/38 500,000 504,951
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 371,000 384,116
Cupertino Union School District,
Series A
5.75%, 8/1/42 650,000 757,350
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 250,000 276,614
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 272,998
Series 2025 A-6
5.00%, 2/15/55(a) 500,000 552,160
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 1,000,000 1,073,399
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/33 200,000 230,633
Forney Independent School District,
Series 2025
5.25%, 8/15/41 1,055,000 1,172,404
Harris County Improvement District No. 18,
Series 2024 A
4.00%, 9/1/39 640,000 641,212
Harris County Municipal Utility District No. 165,
Series 2024
3.38%, 3/1/41 500,000 452,006
L'Anse Creuse Public Schools,
Series 2025 I
5.00%, 5/1/38 750,000 840,847
Maricopa County Elementary School District No. 6,
Washington
Series 2025 B
5.00%, 7/1/38 500,000 556,317
Face
Amount Value
Maricopa County Union High School District No. 201,
Buckeye
Series 2025
5.00%, 7/1/33 $ 500,000 $ 573,081
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 250,000 240,977
Mt. San Antonio Community College District,
Series 2025 A
5.00%, 8/1/45 1,000,000 1,084,464
Northside Independent School District,
Series 2020
3.55%, 6/1/50(a) 750,000 760,820
Oregon City School District No. 62,
Series 2025 B
5.00%, 6/15/38 450,000 505,184
Prosper Independent School District,
Series 2022
4.00%, 2/15/53(a) 1,000,000 1,032,225
Raindance Metropolitan District No. 2,
Series 2024
4.00%, 12/1/44 315,000 291,881
Riverside Community College District,
Series 2025 A
4.00%, 8/1/42 200,000 200,137
State of Connecticut,
Series 2025 A
5.00%, 3/15/33 500,000 575,591
State of Illinois IL,
Series 2020
5.50%, 5/1/39 315,000 334,492
State of Maryland,
Series 2017 A
3.00%, 8/1/31 310,000 310,588
State of Oregon,
Series 2025 E
5.00%, 5/15/34 500,000 546,954
State of Texas,
Series 2025 F
4.20%, 8/1/32 500,000 501,793
Series 2025 F
4.39%, 8/1/33 750,000 756,936
United City of Yorkville IL,
Series 2025 A
5.00%, 12/30/36 350,000 389,689
Village of Westchester IL,
Series 2025
5.00%, 12/15/38 655,000 709,037
20,680,492
Hospital ( 11 .8% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
3.59%, 11/15/47(a) 500,000 495,884
California Statewide Communities Development Authority,
Series 2025 B
5.00%, 10/1/30(b) 1,000,000 1,118,061

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (95.0%) (cont’d)
Hospital (11.8%) (cont’d)
City of Minneapolis MN,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/44 $ 800,000 $ 831,558
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 500,000 530,251
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 500,000 502,594
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 271,948
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 500,000 500,509
Idaho Health Facilities Authority,
St. Luke's Health System Ltd. Obligated Group
Series 2025 C
5.00%, 3/1/60(a) 1,000,000 1,095,305
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 - 2/15/41 500,000 511,266
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-4
5.00%, 10/1/57(a) 1,000,000 1,118,900
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 540,000 496,239
Michigan State Hospital Finance Authority,
Corewell Health Obligated Group
Series 2025 B-1
5.00%, 8/15/55(a) 750,000 824,128
New York State Dormitory Authority,
Montefiore Obligated Group
Series 2024
5.00%, 11/1/35 500,000 544,710
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/35 250,000 270,235
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 B-1
5.25%, 11/1/40 750,000 816,553
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 A
5.25%, 9/1/39 500,000 530,843
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.50%, 11/1/48 250,000 264,969
Face
Amount Value
South Dakota Health & Educational Facilities Authority,
Sanford Obligated Group
Series 2025 C-2
5.00%, 11/1/51(a) $ 1,000,000 $ 1,101,982
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 250,000 282,744
Wisconsin Health & Educational Facilities Authority,
Hospital Sisters Services Obligated Group
Series 2025 A
5.00%, 8/15/37 1,000,000 1,092,665
13,201,344
Housing ( 1 .1% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/35 600,000 657,300
Series 2025 A
5.00%, 6/15/39 350,000 370,284
Washington State Housing Finance Commission,
Provident Group-SH I Properties LLC
Series 2024
5.50%, 7/1/44 250,000 261,468
1,289,052
Other Revenue ( 27 .0% )
Alaska Municipal Bond Bank Authority,
Series 2025-3
5.00%, 10/1/37 330,000 367,187
Black Belt Energy Gas District,
Series 2025 B
5.00%, 10/1/35 535,000 559,167
Series 2025 E
5.00%, 12/1/55(a) 650,000 701,087
Buckeye Tobacco Settlement Financing Authority,
Series 2020 A-2
4.00%, 6/1/37 500,000 489,924
California Community Choice Financing Authority,
Series 2024 B
5.00%, 1/1/55(a) 90,000 95,360
Series 2024 C
5.00%, 8/1/55(a) 325,000 350,571
Series 2023 F
5.50%, 10/1/54(a) 490,000 536,816
California Municipal Finance Authority,
HumanGood California Obligated Group
Series 2025 A
5.00%, 10/1/43 1,000,000 1,016,794
California Statewide Communities Development Authority,
Foothill Oak Park Apartments LLC
Series 2025 H-1
4.25%, 9/1/67(a) 1,000,000 1,024,625
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 215,000 215,036

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (95.0%) (cont’d)
Other Revenue (27.0%) (cont’d)
City of Whiting IN,
BP Products North America, Inc.
Series 2008
4.20%, 6/1/44(a) $ 1,000,000 $ 1,046,791
Colorado Housing and Finance Authority,
Fitz Affordable Owner LLC
Series 2024 A
4.48%, 3/1/44 245,000 243,932
District of Columbia Housing Finance Agency,
Carl F West LLC
Series 2023 A-2
4.40%, 9/1/45(a) 500,000 517,362
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 A
5.00%, 6/1/39 1,300,000 1,360,818
Empire State Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 500,000 525,975
EP Cimarron Ventanas PFC,
Series 2024
4.00%, 12/1/34 500,000 501,619
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 750,000 759,271
Idaho State Building Authority,
State of Idaho Sales Tax
Series 2025 A
5.00%, 6/1/34 970,000 1,130,470
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co.
Series 2008
3.30%, 7/15/34(a) 500,000 500,754
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2024 A
5.00%, 5/15/39 500,000 509,049
Lewisburg Industrial Development Board,
Waste Management, Inc. of Tennessee
Series 2012 (AMT)
3.85%, 7/2/35(a) 500,000 499,941
Long Island Power Authority,
Series 2025
5.00%, 9/1/38 1,000,000 1,120,526
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52(a) 500,000 529,916
Series 2023 B
5.00%, 7/1/53(a) 500,000 538,163
Series 2025 A
5.00%, 6/1/55(a) 500,000 544,246
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 329,572
Series 2024 D
3.40%, 6/1/30 45,000 45,821
Face
Amount Value
Mission Economic Development Corp.,
Republic Services, Inc.
Series 2012 (AMT)
3.85%, 1/1/26(a) $ 500,000 $ 499,941
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
4.05%, 5/1/38(a) 725,000 732,877
Montgomery County Housing Opportunities Commission,
Series 2025 A
3.85%, 7/1/34 500,000 512,680
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 526,065
New York City Housing Development Corp.,
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 375,000 387,869
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 500,000 553,341
New York Energy Finance Development Corp.,
Series 2025
5.00%, 7/1/56(a) 720,000 769,876
New York State Dormitory Authority,
Series 2025 C
5.00%, 3/15/36 200,000 230,209
New York State Energy Research & Development Authority,
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 365,000 373,128
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.45%, 6/15/54(a) 750,000 759,622
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 261,356
North Lawrence Community Schools Building Corp.,
North Lawrence Community Schools
Series 2025
5.00%, 1/15/33 270,000 303,747
Series 2025
5.00%, 7/15/33 85,000 95,866
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/35 910,000 949,586
Oregon State Lottery,
Series 2025 A
5.00%, 4/1/38 500,000 564,083
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 1,000,000 957,907
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/44 500,000 520,615

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (95.0%) (cont’d)
Other Revenue (27.0%) (cont’d)
Southeast Energy Authority A Cooperative District,
Series 2025 A
5.00%, 1/1/56(a) $ 25,000 $ 26,414
Tennessee Energy Acquisition Corp.,
Series 2025 A
5.00%, 12/1/35 835,000 903,786
Tobacco Settlement Financing Corp.,
Series 2018 A
5.00%, 6/1/34 500,000 516,465
Vancouver Housing Authority,
Series 2024
4.00%, 8/1/34 735,000 724,924
Virginia Housing Development Authority,
Series 2024 E
4.05%, 10/1/44 350,000 336,986
Virginia Resources Authority,
Series 2025 B
4.13%, 11/1/40 250,000 255,708
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(a) 775,000 783,877
Wisconsin Health & Educational Facilities Authority,
Wisconsin Housing Preservation Corp.
Series 2024 A
3.63%, 11/1/29 800,000 804,090
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 490,000 494,514
29,906,325
Transportation ( 15 .5% )
Chicago O'Hare International Airport,
Series 2018 A (AMT)
5.00%, 1/1/38 1,000,000 1,024,785
City of Atlanta,
Department of Aviation
Series 2025 B-1 (AMT)
5.00%, 7/1/40 1,000,000 1,058,856
City of Houston,
Airport System
Series 2025 A (AMT)
5.25%, 7/1/39 1,000,000 1,090,911
City of Houston TX,
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/36 535,000 581,598
City of Los Angeles CA,
Department of Airports
Series 2025 A (AMT)
5.00%, 5/15/35 500,000 564,252
City of Salt Lake City UT,
Airport
Series 2017 A (AMT)
5.00%, 7/1/36 555,000 564,502
Face
Amount Value
Columbus Regional Airport Authority,
Series 2025 B
5.00%, 1/1/37 $ 725,000 $ 817,574
Metropolitan Transportation Authority,
Series 2025 B
5.00%, 11/15/34 1,000,000 1,143,035
Series A-1
5.00%, 11/15/46 440,000 440,758
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 500,000 507,992
New Jersey Turnpike Authority,
Series 2025 B
5.00%, 1/1/33 1,000,000 1,144,320
New York Transportation Development Corp.,
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 546,944
JFK Millennium Partners LLC
Series 2024 A (AMT)
5.25%, 12/31/54 795,000 810,509
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 265,192
Series 2025 (AMT)
6.00%, 6/30/42 250,000 273,863
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 265,073
Pennsylvania Turnpike Commission,
Series 2024-1
5.00%, 6/1/36 750,000 852,899
Port Authority of New York & New Jersey,
Series (AMT)
5.00%, 9/15/32 1,000,000 1,042,677
Series 202 (AMT)
5.00%, 10/15/35 750,000 767,044
San Francisco City & County Airport Commission,
San Francisco International Airport
Series 2025 A (AMT)
5.00%, 5/1/35 750,000 837,329
South Jersey Transportation Authority,
Series 2025 A
5.00%, 11/1/37 690,000 767,722
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/33 315,000 361,839
State of Connecticut CT,
Special Tax
Series 2021 A
5.00%, 5/1/41 500,000 530,107
State of Maryland Department of Transportation,
Series 2019
2.50%, 10/1/33 300,000 281,079
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 263,857

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (95.0%) (cont’d)
Transportation (15.5%) (cont’d)
Texas Transportation Commission,
State Highway 249 System
Series 2019 A
0.00%, 8/1/40 $ 400,000 $ 199,732
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 346,336
17,350,785
Utility ( 3 .0% )
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(a) 750,000 762,733
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(a) 500,000 510,663
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 825,000 872,760
Intermountain Power Agency,
Intermountain Power Agency
Series 2025
5.00%, 7/1/38 550,000 592,874
Los Angeles Department of Water & Power,
Power System
Series 2025 A
5.00%, 7/1/35 100,000 114,665
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 251,545
Northern Illinois Municipal Power Agency,
Series 2016 A
4.00%, 12/1/41 250,000 240,525
3,345,765
Water & Sewer ( 3 .3% )
Berkeley County Public Service Sewer District,
Series 2025 A
5.00%, 6/1/40 240,000 253,865
City of Seattle WA,
Water System
Series 2025
5.00%, 5/1/39 550,000 615,212
Indiana Finance Authority,
Series 2025 C
5.00%, 2/1/39 750,000 831,690
Jersey City Municipal Utilities Authority,
Water Fund
Series 2025 D
5.75%, 10/15/38 - 10/15/38 615,000 729,378
Massachusetts Clean Water Trust (The),
Massachusetts Clean Water State Revolving Fund
Series B-25
5.00%, 2/1/43 350,000 373,515
Face
Amount Value
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2025 AA-1
5.00%, 6/15/51 $ 450,000 $ 470,208
Oklahoma Water Resources Board,
Series 2024 C
4.00%, 10/1/44 445,000 426,154
3,700,022
105,754,915
Total Fixed Income Securities
(Cost $104,706,395)
106,786,370
–
Shares
Short-Term Investments ( 4 .4% )
Investment Company ( 3 .1% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.90%
(Cost $3,458,206)
3,457,860 3,458,206
Face
Amount
Municipal Bonds ( 1 .3% )
Other Revenue ( 0 .4% )
New York City Transitional Finance Authority,
Series 2019 A-4
3.70%, 8/1/45(a)(c) $ 500,000 500,000
Utility ( 0 .9% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
3.85%, 7/1/49(a)(c) 500,000 500,000
Indiana Municipal Power Agency,
Series 2019 B
3.88%, 1/1/42(a)(c) 400,000 400,000
900,000
Total Municipal Bonds
(Cost $1,400,000)
1,400,000
Total Short-Term Investments
(Cost $4,858,206)
4,858,206
Total Investments ( 100 .3% )
( Cost $ 109,564,601 ) (d) 111,644,576
Liabilities in Excess of Other Assets (-0.3%)
(362,349)
Net Assets (100.0%) $111,282,227
(a) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(d) At September 30, 2025, the aggregate cost for federal income tax purposes is $109,564,601. The aggregate gross unrealized appreciation is $2,372,945 and the aggregate gross unrealized depreciation is $292,970, resulting in net unrealized appreciation of
$2,079,975.
AMT Alternative Minimum Tax
At September 30, 2025 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
New York 13 .4%
Texas 10 .4
Others, representing less than 10% individually 76 .5
Total Investments 100 .3%
Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Other Revenue 27 .2%
General Obligation 18 .5
Transportation 15 .5
Other* 13 .9
Education 13 .1
Hospital 11 .8
Total Investments 100 .0%
* Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (100.9%)
Asset-Backed Securities ( 20 .2% )
ABFC Trust,
2004-OPT2
CME Term SOFR 1 Month + 0.89%,
5.05%, 10/25/33(a) $ 211,936 $ 212,026
2004-OPT4
CME Term SOFR 1 Month + 1.01%,
5.17%, 2/25/34(a) 175,428 176,645
2005-WF1
CME Term SOFR 1 Month + 1.06%,
5.22%, 7/25/34(a) 108,615 108,370
ABFS Mortgage Loan Trust,
0.00%, 4/25/34 3,324,696 400,000
ACE Securities Corp. Net Interest Margin Trust,
2000-1
0.00%, 11/25/29(b) 1,236,000 867,573
ACM Auto Trust,
2024-1A
11.40%, 1/21/31(b) 2,951,470 2,980,124
2024-2A
9.21%, 8/20/31(b) 6,300,000 6,338,905
2025-1A
7.87%, 11/20/31(b) 2,500,000 2,504,515
Amortizing Residential Collateral Trust,
2001-BC6W
CME Term SOFR 1 Month + 0.40%,
5.08%, 10/25/31(a) 401,314 397,362
2002-BC7
CME Term SOFR 1 Month + 0.87%,
5.03%, 10/25/32(a) 272,782 255,067
Bayview Financial Revolving Asset Trust,
2005-E
CME Term SOFR 1 Month + 1.11%,
5.28%, 12/28/40(a)(b) 708,704 766,797
2005-E
CME Term SOFR 1 Month + 3.61%,
7.78%, 12/28/40(a)(b) 354,352 1,369,477
Bear Stearns Asset-Backed Securities Trust,
2001-3
CME Term SOFR 1 Month + 1.41%,
5.57%, 10/27/32(a) 12,026 12,027
2005-SD1
CME Term SOFR 1 Month + 3.79%,
7.95%, 8/25/43(a) 1,268,159 1,482,885
Cascade Funding Mortgage Trust,
2022-AB2
2.00%, 2/25/52(a)(b) 1,074,710 1,010,426
2022-HB10
3.25%, 11/25/35(a)(b) 1,200,000 1,196,108
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(b)(c) 1,721,000 1,679,742
Cendant Mortgage Corp.,
2003-A
6.00%, 7/25/43(a)(b) 63,330 63,974
Face
Amount Value
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) $ 1,650,000 $ 1,566,975
2023-HB11
4.00%, 2/25/37(a)(b) 1,000,000 964,282
2023-HB12
4.25%, 4/25/33(a)(b) 2,900,000 2,831,691
2023-HB12
4.25%, 4/25/33(a)(b) 2,500,000 2,402,691
2024-HB13
3.00%, 5/25/34(a)(b) 3,000,000 2,819,986
Conseco Finance Corp.,
1996-4
7.75%, 6/15/27(a) 311,628 312,978
Corevest American Finance Trust,
2020-4
3.98%, 12/15/52(a)(b) 478,204 578
CoreVest American Finance Trust,
2020-3
3.77%, 8/15/53(a)(b) 175,742 3,336
2021-2
3.09%, 7/15/54(a)(b) 2,193,984 45,856
Countrywide Asset-Backed Certificates,
2004-SD2
CME Term SOFR 1 Month + 2.29%,
6.45%, 3/25/33(a)(b) 444,693 460,845
CWHEQ Revolving Home Equity Loan Trust,
2005-F
CME Term SOFR 1 Month + 0.35%,
4.50%, 12/15/35(a) 5,431,177 5,268,410
Delta Funding Home Equity Loan Trust,
1999-3
CME Term SOFR 1 Month + 0.93%,
5.08%, 9/15/29(a) 492,275 473,457
DP Facilities Data Center Subordinated Pass Through Trust,
0.00%, 11/10/28(a)(b) 350,000 95,375
ECAF I Ltd.,
2015-1A
3.47%, 6/15/40(b) 17,286 14,996
2015-1A
4.95%, 6/15/40(b) 296,341 267,455
EquiFirst Mortgage Loan Trust,
2004-2
CME Term SOFR 1 Month + 3.11%,
7.27%, 10/25/34(a) 132,472 125,701
European Residential Loan Securitisation DAC,
2019-NPL1
EURIBOR 1 Month + 3.25%,
5.16%, 7/24/54(a) EUR 901,472 1,066,551
2019-NPL1
EURIBOR 1 Month + 7.25%,
9.16%, 7/24/54(a) 1,570,455 1,903,738
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(b) $ 144,595 142,466
Finance of America HECM Buyout,
2024-HB1
6.00%, 10/1/34(a)(b) 1,250,000 1,258,185

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (20.2%) (cont’d)
2024-HB1
6.00%, 10/1/34(a)(b) $ 6,800,000 $ 6,242,050
Financial Asset Securities Corp. AAA Trust,
2005-1A
CME Term SOFR 1 Month + 0.52%,
4.69%, 2/27/35(a)(b) 132,395 130,243
FMC GMSR Issuer Trust,
2020-GT1
4.45%, 1/25/26(a)(b) 2,000,000 1,983,777
2021-GT1
3.62%, 7/25/26(a)(b) 1,200,000 1,153,828
2021-GT1
4.36%, 7/25/26(a)(b) 1,000,000 958,618
2022-GT1
6.19%, 4/25/27(b) 3,524,925 3,530,275
2022-GT2
7.90%, 7/25/27(b) 3,999,008 4,022,121
2022-GT2
10.07%, 7/25/27(b) 2,500,000 2,553,099
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(b) 3,800,000 3,824,136
FortiFi,
2023-1A
6.23%, 9/20/59(b) 767,701 768,462
GAIA Aviation Ltd.,
2019-1
3.97%, 12/15/44(b)(c) 448,817 435,466
GITSIT Mortgage Loan Trust,
2025-NPL1
6.28%, 2/25/55(b)(c) 1,465,505 1,470,585
Harvest SBA Loan Trust,
2023-1
SOFR30A + 3.25%,
7.69%, 10/25/50(a)(b) 1,414,380 1,462,243
2024-1
SOFR30A + 2.25%,
6.69%, 12/25/51(a)(b) 2,039,890 2,054,632
JOL Air Ltd.,
2019-1
3.97%, 4/15/44(b) 1,224,685 1,216,064
Kestrel Aircraft Funding Ltd.,
2018-1A
4.25%, 12/15/38(b) 135,759 134,931
KGS-Alpha SBA COOF Trust,
2012-2
0.95%, 8/25/38(a)(b) 244,375 3,376
Lehman ABS Manufactured Housing Contract Trust,
2001-B
6.63%, 4/15/40(a) 52,156 52,639
2002-A
0.00%, 6/15/33 1,040,313 1,036,253
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
7.00%, 5/16/30(a)(b) 5,000,000 5,012,642
Face
Amount Value
LoanMe Trust Prime,
2018-1
6.00%, 9/15/34(b)(c) $ 225,419 $ 225,099
LSF11 Boson Investments Sarl Compartment 2,
2021-NPLA
EURIBOR 3 Month + 2.00%,
4.03%, 11/25/60(a)(b) EUR 1,357,080 1,599,070
2021-NPLX
EURIBOR 3 Month + 2.00%,
4.03%, 11/25/60(a) 996,338 1,174,001
MASTR Asset Securitization Trust,
2002-NC1
CME Term SOFR 1 Month + 3.26%,
7.42%, 10/25/32(a) $ 1,487,290 1,438,859
Merrill Lynch Mortgage Investors Trust,
2004-FM1
CME Term SOFR 1 Month + 2.81%,
6.97%, 1/25/35(a) 58,399 56,678
METAL LLC,
2017-1
4.58%, 10/15/42(b) 234,665 158,399
NALP Business Loan Trust,
2024-1
6.49%, 12/27/49(b) 1,571,498 1,597,721
New Century Home Equity Loan Trust,
2003-5
CME Term SOFR 1 Month + 0.91%,
0.00%, 11/25/33(a) 179,348 113,634
Newtek Small Business Loan Trust,
2022-1
US Prime Rate - 0.70%,
6.55%, 10/25/49(a)(b) 723,606 727,265
2023-1
US Prime Rate - 0.50%,
6.75%, 7/25/50(a)(b) 597,416 601,941
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(b)(c) 3,641,746 3,709,960
NRZ Excess Spread-Collateralized Notes,
2020-PLS1
3.84%, 12/25/25(b) 215,019 214,278
NRZ FHT Excess LLC,
2020-FHT1
4.21%, 11/25/25(b) 461,019 460,176
Oakwood Mortgage Investors, Inc.,
1999-D
7.84%, 11/15/29(a) 44,181 44,781
2000-C
7.72%, 4/15/30 13,301 13,361
2001-C
7.40%, 6/15/31(a) 848,508 62,127
Ocwen Loan Investment Trust,
2023-HB1
3.00%, 6/25/36(a)(b) 500,000 493,169
2023-HB1
3.00%, 6/25/36(a)(b) 1,000,000 979,210

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (20.2%) (cont’d)
Palatino SPV,
1
EURIBOR 6 Month + 2.50%,
4.56%, 12/1/45(a) EUR 751,476 $ 847,135
Pioneer Aircraft Finance Ltd.,
2019-1
4.95%, 6/15/44(b) $ 2,366,072 2,256,143
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
7.36%, 3/25/29(a)(b) 4,000,000 4,040,710
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.61%, 8/26/30(a)(b) 3,300,000 3,319,505
PRET LLC,
2021-RN3
5.84%, 9/25/51(b)(c) 1,225,433 1,226,801
2025-NPL3
6.71%, 4/25/55(b)(c) 3,124,026 3,155,026
Prosil Acquisition SA,
1
EURIBOR 3 Month + 2.00%,
4.03%, 10/31/39(a) EUR 559,383 530,619
Quest Trust,
2002-X1
CME Term SOFR 1 Month + 3.86%,
8.02%, 5/25/33(a)(b) $ 305,403 345,749
Raptor Aircraft Finance I LLC,
2019-1
4.21%, 8/23/44(b) 1,426,863 1,293,337
RCO VIII Mortgage LLC,
2025-3
6.43%, 5/25/30(b)(c) 2,053,927 2,060,129
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.75%, 12/27/44(a)(b) 96,178 96,114
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.25%, 9/15/48(b) CAD 2,000,000 1,451,960
RMF Buyout Issuance Trust,
2021-HB1
3.15%, 11/25/31(a)(b) $ 500,000 487,004
2021-HB1
3.69%, 11/25/31(a)(b) 2,000,000 1,910,653
2021-HB1
4.70%, 11/25/31(a)(b) 5,250,000 4,997,194
2021-HB1
6.00%, 11/25/31(a)(b) 1,500,000 1,433,209
2021-HB1
6.00%, 11/25/31(a)(b) 2,578,249 2,331,743
2022-HB1
4.50%, 4/25/32(a)(b) 1,500,000 1,305,399
Saluda Grade Alternative Mortgage Trust,
2025-NPL1
7.12%, 1/25/30(b)(c) 2,019,430 2,028,158
Face
Amount Value
Saxon Asset Securities Trust,
2002-3
CME Term SOFR 1 Month + 1.24%,
5.40%, 12/25/32(a) $ 211,072 $ 197,777
Shenton Aircraft Investment I Ltd.,
2015-1A
4.75%, 10/15/42(b) 570,419 553,149
2015-1A
5.75%, 10/15/42(b) 185,466 157,741
STAR Trust,
2022-SFR3
CME Term SOFR 1 Month + 2.55%,
6.69%, 5/17/39(a)(b) 2,100,000 2,105,717
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.64%, 5/17/39(a)(b) 1,900,443 1,911,474
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
7.09%, 10/17/41(a)(b) 1,850,000 1,866,321
2025-SFR6
CME Term SOFR 1 Month + 2.40%,
6.54%, 8/17/42(a)(b) 1,850,000 1,861,054
Start II Ltd.,
2019-1
4.09%, 3/15/44(b) 164,549 163,567
Terwin Mortgage Trust TMTS,
2004-3HE
CME Term SOFR 1 Month + 0.94%,
5.10%, 3/25/35(a) 179,149 176,806
Tricolor Auto Securitization Trust,
2025-2A
8.35%, 4/15/31(b) 500,000 62,390
VINE Trust,
2023-SFR1
4.75%, 12/17/40(b) 1,500,000 1,426,149
141,161,477
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 38 .4% )
FHLMC
SOFR30A + 2.17%,
6.12%, 9/1/54(a) 1,584,473 1,615,452
FHLMC Gold Pool, 30 Year
3.50%, 1/1/44 98,665 93,674
4.00%, 12/1/41
- 10/1/44 213,910 208,452
4.50%, 3/1/41 - 9/1/41 217,203 217,859
5.00%, 12/1/40 - 5/1/41 41,025 41,884
5.50%, 7/1/37 5,038 5,240
6.00%, 12/1/37 7,581 8,016
6.50%, 6/1/29 3,280 3,392
7.50%, 5/1/35 12,408 13,156
8.00%, 8/1/32 4,783 5,032
8.50%, 8/1/31 9,047 9,561
FHLMC Gold Pool, Other
2.00%, 4/1/51 - 10/1/51 1,245,550 982,931
2.50%, 5/1/50 - 11/1/52 5,938,112 4,889,017
3.00%, 4/1/50 - 12/1/51 9,761,129 8,546,280
3.50%, 6/1/42 - 8/1/49 343,420 321,103

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral
Series  (38.4%) (cont’d)
4.00%, 7/1/49 - 11/1/52 $ 1,712,993 $ 1,602,234
4.50%, 1/1/49 - 10/1/52 1,469,680 1,414,100
6.00%, 6/1/55 2,091,138 2,120,752
FNMA, 30 Year
3.50%, 8/1/45 - 5/1/48 531,046 493,107
FNMA, Other
1.50%, 1/1/51 - 3/1/51 1,118,129 878,409
2.00%, 11/1/50
- 11/1/51 9,761,072 7,692,448
2.50%, 2/1/50 - 2/1/52 8,125,522 6,704,268
3.00%, 8/1/46 - 4/1/52 2,383,667 2,082,571
3.50%, 9/1/42 - 10/1/52 3,995,459 3,641,635
4.50%, 9/1/48 - 8/1/49 289,169 279,940
6.00%, 5/1/55 2,699,334 2,737,560
GNMA II, 30 Year
7.00%, 8/20/55 1,998,213 2,043,913
GNMA II, Other
2.50%, 3/20/50
- 5/20/50 449,579 380,835
3.00%, 9/20/49
- 8/20/50 970,603 855,208
3.07%, 3/20/71(a) 836,785 761,226
3.50%, 8/20/49
- 10/20/50 1,313,792 1,188,186
4.00%, 1/20/49
- 11/20/51 764,676 716,941
4.50%, 12/20/48
- 12/20/49 202,005 195,963
5.00%, 1/20/49
- 6/20/49 130,607 129,752
6.00%, 8/20/52
- 10/20/54 1,317,779 1,329,507
6.50%, 6/20/53 90,467 92,042
7.00%, 8/20/64 1,048,004 1,078,850
GNMA II, Single Family, 30 Year
2.50%, 4/20/51 1,723,893 1,470,137
3.50%, 5/20/43
- 5/20/45 292,881 275,637
4.00%, 7/15/44
- 10/15/55 5,478,415 5,154,384
4.50%, 4/20/49
- 8/20/54 1,099,701 1,069,468
5.00%, 5/20/41
- 11/15/55 10,767,910 10,718,378
5.50%, 8/20/54
- 12/20/54 5,193,188 5,274,333
6.00%, 8/20/54
- 10/15/55 7,432,966 7,568,278
6.50%, 11/20/52
- 10/15/55 9,216,498 9,430,362
7.00%, 12/20/52
- 9/20/55 3,245,693 3,307,887
7.50%, 10/20/53
- 8/20/54 248,160 256,958
8.00%, 7/20/54 1,542,959 1,561,903
UMBS Pool, 30 Year
5.50%, 11/1/54 - 9/1/55 54,826,216 55,351,959
Face
Amount Value
UMBS, 30 Year
4.00%, 4/1/45 - 9/1/48 $ 722,759 $ 696,634
4.50%, 8/1/40 - 9/1/41 56,847 56,940
5.00%, 12/1/40 - 7/1/41 58,233 59,379
5.50%, 8/1/37 - 7/1/55 23,570,312 23,786,831
6.00%, 7/1/53 - 10/1/55 14,175,992 14,513,638
6.50%, 2/1/28 - 11/1/33 112,446 117,713
7.00%, 10/1/30 - 6/1/32 7,559 7,924
7.50%, 8/1/37 14,858 15,745
8.00%, 4/1/33 13,947 14,694
8.50%, 10/1/32 15,193 16,034
UMBS, Single Family, 30 Year
2.00%, 10/25/55, TBA 5,000,000 4,031,250
2.50%, 10/25/55, TBA 8,000,000 6,741,875
3.00%, 10/25/55, TBA 25,000,000 21,965,820
4.50%, 10/25/55, TBA 10,000,000 9,702,344
5.00%, 10/25/55, TBA 20,000,000 19,836,719
5.50%, 10/25/55, TBA 10,000,000 10,084,766
268,468,486
Commercial Mortgage-Backed Securities ( 38 .6% )
A&D Mortgage Trust
7.05%, 11/25/68(b)(c) 1,522,371 1,549,325
Adjustable Rate Mortgage Trust
5.04%, 4/25/35(a) 56,118 53,919
Alba plc
SONIO + 0.72%,
4.70%, 11/25/42(a) GBP 252,175 329,963
Alternative Loan Trust
5.50%, 1/25/36 $ 29,687 16,581
5.75%, 3/25/34 87,872 89,877
CME Term SOFR 1 Month + 39.33%,
14.39%, 5/25/37(a) 70,081 68,352
ATLX Trust
3.85%, 4/25/63(b)(c) 1,700,000 1,608,474
4.39%, 4/25/64(a)(b) 1,500,000 1,453,156
4.39%, 4/25/64(a)(b) 1,500,000 1,438,505
Banna RMBS DAC
SONIO + 2.10%,
6.07%, 12/30/63(a) GBP 200,000 270,398
Bayview Commercial Asset Trust
CME Term SOFR 1 Month + 0.47%,
4.63%, 7/25/37(a)(b) $ 1,035,038 988,751
CME Term SOFR 1 Month + 0.56%,
4.72%, 10/25/36(a)(b) 352,349 339,107
CME Term SOFR 1 Month + 0.58%,
4.74%, 7/25/37(a)(b) 1,123,095 1,057,507
CME Term SOFR 1 Month + 0.65%,
4.81%, 10/25/36(a)(b) 399,443 379,874
CME Term SOFR 1 Month + 0.67%,
4.83%, 10/25/36(a)(b) 612,528 579,432
CME Term SOFR 1 Month + 0.77%,
5.10%, 11/25/35(a)(b) 363,457 359,671
CME Term SOFR 1 Month + 1.76%,
6.09%, 11/25/35(a)(b) 514,623 592,953
Bear Stearns Asset-Backed Securities I Trust
CME Term SOFR 1 Month + 25.26%,
11.60%, 3/25/36(a) 410,151 124,471

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (38.6%) (cont’d)
Boston Lending Trust
2.00%, 7/25/61(a)(b) $ 1,362,069 $ 1,252,589
2.00%, 7/25/61(a)(b) 1,167,304 1,002,639
3.25%, 5/25/62(a)(b) 1,800,000 1,718,696
Brean Asset-Backed Securities Trust
4.00%, 9/25/63(b) 577,455 572,654
4.00%, 9/25/63(b) 2,977,654 2,815,685
4.00%, 9/25/63(b) 1,624,175 1,462,068
4.50%, 5/25/64(b) 1,567,966 1,542,204
BX Trust
CME Term SOFR 1 Month + 5.29%,
9.44%, 5/15/38(a)(b) 1,800,000 1,824,754
Cascade Funding Mortgage Trust
3.00%, 3/25/35(a)(b) 5,000,000 4,634,127
4.00%, 10/25/54(a)(b) 1,500,000 1,378,896
CFMT LLC
3.00%, 6/25/34(a)(b) 4,500,000 4,213,563
3.00%, 6/25/34(a)(b) 4,000,000 3,640,893
4.00%, 8/25/34(a)(b) 1,750,000 1,670,857
4.00%, 5/25/55(a)(b) 7,343,897 5,591,572
4.00%, 5/25/55(a)(b) 2,532,378 1,766,512
6.41%, 11/25/29(b)(c) 1,806,827 1,813,263
Champs Trust
8.04%, 10/25/60(a)(b) 4,094,144 4,244,575
8.29%, 1/25/60(a)(b) 2,322,596 2,425,563
8.68%, 4/25/60(a)(b) 4,431,985 4,644,180
8.74%, 11/25/59(a)(b) 1,963,361 2,054,904
8.98%, 7/25/59(a)(b) 957,410 994,710
CHL Mortgage Pass-Through Trust
5.19%, 5/20/34(a) 66,520 61,703
5.50%, 10/25/34 164,353 165,491
6.08%, 10/25/33(a) 117,121 115,394
CHL Mortgage Pass-Through Trust Resecuritization
6.00%, 12/25/36 59,081 32,574
Citigroup Commercial Mortgage Trust
IO
0.60%, 9/10/58(a) 44,354 0
Citigroup Mortgage Loan Trust
US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 2.40%,
6.31%, 11/25/35(a) 81,338 81,006
Credit Suisse First Boston Mortgage Securities Corp.
CME Term SOFR 1 Month + 3.41%,
7.57%, 2/25/32(a) 183,513 174,741
CSFB Mortgage-Backed Pass-Through Certificates Trust
4.89%, 5/25/34(a) 175,899 168,408
6.50%, 11/25/35 470,334 88,405
CSMC Trust
CME Term SOFR 1 Month + 3.57%,
7.72%, 5/9/26(a)(b) 815,707 803,371
CME Term SOFR 1 Month + 3.83%,
7.98%, 8/15/26(a)(b) 5,547,170 5,272,245
EFMT
5.00%, 7/25/54(b) 2,854,439 2,800,224
5.00%, 12/25/54(b) 2,708,552 2,640,295
5.00%, 5/25/55(a)(b) 2,972,225 2,869,133
Face
Amount Value
E-MAC De BV
EURIBOR 3 Month + 1.40%,
7.28%, 11/25/54(a) EUR 1,500,000 $ 1,011,150
EURIBOR 3 Month + 0.50%,
10.16%, 5/25/52(a) 49,614 57,915
E-MAC NL BV
EURIBOR 3 Month + 0.18%,
4.20%, 7/25/36(a) 98,238 113,377
EURIBOR 3 Month + 0.23%,
6.44%, 4/25/38(a) 54,739 59,187
E-MAC Program BV
EURIBOR 3 Month + 2.00%,
5.24%, 1/25/48(a) 133,994 149,165
EURIBOR 3 Month + 0.32%,
6.19%, 7/25/46(a) 1,521,739 1,475,184
E-MAC Program II BV
EURIBOR 3 Month + 2.00%,
6.19%, 4/25/48(a) 85,578 95,497
EMF-NL Prime BV
EURIBOR 3 Month + 0.80%,
2.84%, 4/17/41(a) 33,023 38,654
EURIBOR 3 Month + 0.85%,
2.89%, 4/17/41(a) 200,000 225,350
Eurohome Italy Mortgages Srl
EURIBOR 3 Month + 0.60%,
2.59%, 11/2/54(a) 2,497,788 2,779,012
Eurohome Mortgages plc
EURIBOR 3 Month + 0.21%,
2.22%, 8/2/50(a) 128,155 142,556
Eurosail-NL BV
EURIBOR 3 Month + 1.10%,
3.14%, 4/17/40(a) 500,000 583,359
EURIBOR 3 Month + 1.80%,
3.84%, 10/17/40(a) 262,977 308,751
EURIBOR 3 Month + 2.20%,
4.24%, 10/17/40(a) 500,000 589,111
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 1/25/56(c) $ 1,399,341 1,221,580
3.00%, 8/25/56(c) 1,423,547 1,240,225
3.00%, 5/25/57(c) 1,260,293 1,193,070
3.00%, 5/25/57(c) 1,351,873 1,178,523
3.00%, 9/25/55 3,390,218 2,969,479
3.00%, 7/25/56 140,838 122,190
3.00%, 5/25/57 465,061 402,785
3.00%, 8/25/57 539,658 467,123
3.00%, 11/25/57 461,399 404,066
3.00%, 3/25/58 320,669 276,988
3.00%, 7/25/58 1,130,645 984,772
3.00%, 10/25/58 117,509 102,582
3.00%, 2/25/59 302,985 259,286
3.00%, 2/25/59 797,840 682,335
3.00%, 5/25/60 534,031 478,771
3.00%, 10/25/62 2,182,051 1,836,577
3.00%, 11/25/63 2,965,678 2,494,820
3.25%, 7/25/56(c) 1,176,047 1,042,076
3.25%, 6/25/57(c) 867,945 785,938
3.50%, 7/25/58 813,569 729,964
3.50%, 5/25/64 1,445,862 1,258,734

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (38.6%) (cont’d)
4.00%, 3/25/58 $ 432,378 $ 411,539
4.00%, 8/25/58 686,514 647,615
4.00%, 10/25/58 181,415 172,068
4.00%, 2/25/59 613,501 578,793
4.25%, 5/25/60(a)(b) 1,200,000 1,152,978
4.50%, 6/25/57 221,322 216,341
4.50%, 2/25/59(a)(b) 5,647,000 5,385,409
4.75%, 7/25/58(a)(b) 3,213,654 3,147,445
4.75%, 8/25/58(a)(b) 3,833,303 3,734,156
4.75%, 10/25/58(a) 3,743,925 3,671,234
FHLMC Whole Loan Securities Trust
3.00%, 9/25/45 40,540 35,758
3.00%, 10/25/46 290,778 252,107
3.00%, 12/25/46 532,458 458,807
3.00%, 5/25/47 928,734 801,573
3.50%, 5/25/45 35,942 32,846
3.50%, 5/25/47 705,102 627,658
FHLMC, REMIC
SOFR30A + 11.69%,
0.08%, 12/15/43(a) 56,035 41,620
3.50%, 2/15/42 76,419 70,768
IO
2.00%, 10/25/50 8,031,887 1,040,149
IO REMIC
SOFR30A + 5.89%,
1.51%, 11/15/43(a) 215,673 17,671
SOFR30A + 5.89%,
1.51%, 6/15/44(a) 99,457 11,017
1.79%, 10/15/39(a) 100,802 5,511
1.87%, 8/15/42(a) 174,483 8,261
1.87%, 4/15/39(a) 122,981 6,867
1.88%, 10/15/41(a) 49,631 3,045
1.90%, 9/15/41(a) 339,146 21,146
1.93%, 10/15/40(a) 380,831 21,762
5.00%, 8/15/41 21,055 4,543
FHLMC, Strips
IO REMIC
7.00%, 6/15/30 25,359 2,965
Finance of America Structured Securities Trust
3.50%, 11/25/74(b) 2,489,268 2,411,946
Flagstar Mortgage Trust
3.00%, 3/25/50(a)(b) 99,286 85,909
FNMA, REMIC
0.00%, 4/25/39(a) 12,251 10,867
2.00%, 7/25/50 555,307 353,310
5.00%, 7/25/50 194,850 196,745
6.00%, 10/25/55 2,442,702 2,435,786
IO REMIC
SOFR30A + 5.54%,
1.18%, 11/25/41(a) 45,818 759
1.57%, 3/25/46(a) 601,011 32,365
SOFR30A + 5.94%,
1.58%, 6/25/42(a) 343,173 36,440
1.74%, 3/25/44(a) 126,400 7,699
1.92%, 10/25/39(a) 170,195 9,791
SOFR30A + 6.44%,
2.08%, 8/25/41(a) 19,349 314
Face
Amount Value
FNMA, Strips
IO REMIC
7.00%, 11/25/27 $ 3,264 $ 163
8.00%, 5/25/30 13,432 1,766
8.00%, 6/25/30 6,782 826
Galton Funding Mortgage Trust
4.00%, 2/25/59(a)(b) 493,870 475,996
GMAC Financiera SA de CV Sociedad Financiera de Objeto
Ltdo
3.99%, 3/25/36 MXN 15,560,707 1,425,669
GNMA
CME Term SOFR 1 Month + 0.56%,
4.92%, 2/20/61(a) $ 12,863 12,877
CME Term SOFR 1 Month + 0.81%,
5.17%, 8/20/63(a) 5,350 5,373
CME Term SOFR 1 Month + 0.88%,
5.24%, 2/20/66(a) 730 728
6.00%, 9/20/55 3,000,000 2,992,310
IO
3.50%, 6/20/41 26,684 588
4.50%, 5/20/40 13,564 475
5.00%, 10/20/40 6,841 276
IO REMIC
0.01%, 12/20/62(a) 95,075 280
0.02%, 1/20/63(a) 43,892 144
0.06%, 9/20/62(a) 41,007 464
0.10%, 8/20/61(a) 82,299 1,595
0.11%, 4/20/62(a) 553 11
0.22%, 10/20/62(a) 68,896 2,956
0.23%, 5/20/63(a) 70,149 1,339
0.27%, 5/20/61(a) 5,320 245
0.27%, 10/20/61(a) 1,134 59
0.29%, 5/20/62(a) 16,793 920
0.29%, 5/20/62(a) 10,617 582
0.30%, 1/20/62(a) 97,783 4
0.33%, 4/20/61(a) 15,101 969
0.34%, 12/20/67(a) 62,282 2,320
0.51%, 11/20/61(a) 46,975 4,746
0.56%, 5/20/72(a) 8,491,275 461,432
0.76%, 8/20/58(a) 193,022 2,290
0.84%, 7/20/69(a) 1,618,115 78,717
0.95%, 9/20/69(a) 1,728,981 88,811
0.98%, 8/20/69(a) 2,598,862 155,434
1.03%, 12/20/70(a) 5,768,333 282,913
1.04%, 11/20/69(a) 1,262,975 69,763
1.09%, 6/20/69(a) 1,622,279 64,487
1.12%, 8/20/63(a) 181,175 3,098
1.26%, 4/20/62(a) 90,759 1,922
1.28%, 6/20/63(a) 542,107 22,402
1.35%, 1/20/64(a) 326,515 8,972
1.51%, 5/20/64(a) 611,811 15,344
1.51%, 5/20/60(a) 228,418 13,750
1.54%, 5/20/64(a) 612,932 21,478
1.56%, 10/20/64(a) 403,297 8,420
1.62%, 5/20/63(a) 537,825 18,110
1.63%, 9/20/65(a) 215,927 3,027
1.63%, 11/20/60(a) 654,790 44,311
1.65%, 4/20/60(a) 66,007 5,786

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (38.6%) (cont’d)
1.65%, 4/20/60(a) $ 33,841 $ 2,966
1.65%, 4/20/63(a) 181,637 7,364
1.67%, 4/20/60(a) 60 4
1.68%, 3/20/68(a) 115,798 4,230
1.68%, 9/20/66(a) 391,556 12,215
1.75%, 11/20/64(a) 1,319,204 72,947
CME Term SOFR 1 Month + 5.89%,
1.75%, 8/20/42(a) 185,465 19,475
1.78%, 7/20/67(a) 803,214 23,474
1.80%, 10/20/66(a) 349,055 11,450
1.81%, 6/20/65(a) 8,954,228 324,948
CME Term SOFR 1 Month + 5.99%,
1.85%, 4/20/41(a) 59,077 4,726
CME Term SOFR 1 Month + 5.99%,
1.85%, 8/20/42(a) 171,579 19,503
1.86%, 4/20/67(a) 396,671 11,806
1.87%, 6/20/67(a) 386,731 10,822
1.88%, 8/20/66(a) 6,081,696 287,200
CME Term SOFR 1 Month + 6.03%,
1.89%, 12/20/43(a) 233,050 28,896
1.90%, 1/20/66(a) 898,490 23,766
1.94%, 9/20/65(a) 239,496 8,827
1.95%, 6/20/66(a) 207,251 8,232
1.95%, 2/20/65(a) 1,030,860 43,217
1.98%, 4/20/65(a) 219,487 8,354
1.98%, 8/20/67(a) 589,036 17,205
2.00%, 8/20/63(a) 26,942 858
2.00%, 11/20/50 6,276,793 816,325
2.01%, 6/20/64(a) 780,877 49,875
2.02%, 7/20/65(a) 101,056 5,642
CME Term SOFR 1 Month + 6.19%,
2.05%, 9/20/43(a) 103,463 5,006
2.12%, 12/20/66(a) 3,063,442 178,616
2.16%, 3/20/67(a) 3,433,070 193,766
2.19%, 11/20/67(a) 746,156 23,862
2.21%, 2/20/63(a) 7,889 346
2.22%, 10/20/69(a) 9,686,703 370,388
2.24%, 5/20/67(a) 2,865,800 103,901
2.24%, 7/20/66(a) 9,548,401 301,815
2.25%, 10/20/64(a) 2,060,549 165,490
2.28%, 7/20/67(a) 1,170,967 63,324
2.28%, 3/20/67(a) 232,722 9,771
CME Term SOFR 1 Month + 6.44%,
2.29%, 8/16/34(a) 86,221 4,340
2.29%, 1/20/67(a) 184,037 7,028
2.29%, 1/20/68(a) 842,100 50,566
2.29%, 6/20/67(a) 674,321 34,221
2.30%, 9/20/64(a) 944,953 74,809
2.31%, 2/20/68(a) 177,999 7,652
2.32%, 10/20/67(a) 658,089 31,958
2.32%, 6/20/66(a) 5,500,127 194,751
2.32%, 2/20/68(a) 873,870 33,509
2.33%, 1/20/68(a) 205,797 8,793
2.33%, 8/20/67(a) 312,245 13,716
2.34%, 10/20/60(a) 35,475 3,539
2.34%, 2/20/68(a) 662,020 29,080
2.34%, 10/20/67(a) 665,870 20,367
Face
Amount Value
2.36%, 2/20/68(a) $ 3,946,421 $ 173,117
2.36%, 2/20/68(a) 2,795,885 96,207
2.38%, 7/20/65(a) 259,616 13,610
2.44%, 7/20/63(a) 4,049 418
2.50%, 11/20/51 1,540,638 222,008
2.54%, 2/20/60(a) 50,739 2,984
2.59%, 4/20/66(a) 11,064,412 561,906
2.61%, 10/20/67(a) 745,541 39,760
2.61%, 11/20/67(a) 946,522 56,712
2.64%, 6/20/66(a) 3,271,328 293,876
2.76%, 3/20/62(a) 16,311 1,519
2.78%, 10/20/66(a) 312,161 14,561
2.80%, 10/20/67(a) 8,913,175 708,250
2.82%, 5/20/62(a) 25,908 4,028
3.10%, 4/20/62(a) 83,262 11,706
3.23%, 2/20/63(a) 27,075 3,705
3.50%, 10/16/42 540,667 89,359
3.50%, 5/20/43 348,215 58,560
3.62%, 9/20/60(a) 21,213 4,082
5.00%, 2/16/41 18,628 3,659
Great Hall Mortgages No. 1 plc
EURIBOR 3 Month + 0.22%,
2.23%, 3/18/39(a) EUR 356,476 414,940
GS Mortgage Securities Trust
3.35%, 7/10/48 $ 36,240 35,465
IO
0.39%, 9/10/47(a) 113,171 2
GSAA Trust
6.00%, 4/1/34 137,532 139,043
GSR Mortgage Loan Trust
CME Term SOFR 1 Month + 0.36%,
4.52%, 3/25/35(a) 35,916 21,696
5.00%, 2/25/34 9,805 9,572
5.50%, 11/25/35 2,275 2,174
US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.75%,
5.88%, 3/25/33(a) 2,946 2,934
6.00%, 9/25/35 214,624 217,790
Harvest Commercial Capital Loan Trust
5.73%, 9/25/46(a)(b) 1,500,000 1,481,449
5.96%, 4/25/52(a)(b) 1,554,000 1,437,830
6.16%, 10/25/56 1,788,035 1,835,822
6.34%, 9/25/46(a)(b) 1,380,000 1,334,547
ICAP Trust
6.47%, 7/25/30(b)(c) 1,500,000 1,521,493
Impac CMB Trust
CME Term SOFR 1 Month + 0.63%,
4.79%, 11/25/35(a) 939,614 855,172
CME Term SOFR 1 Month + 0.91%,
5.07%, 10/25/34(a) 18,922 19,088
IMS Ecuadorian Mortgage Trust
3.40%, 8/18/43(b) 273,671 267,908
IndyMac INDX Mortgage Loan Trust
6.87%, 11/25/34(a) 13,457 13,744
J.P. Morgan Chase Commercial Mortgage Securities Trust
IO
0.70%, 12/15/49(a) 1,399,507 5,405

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (38.6%) (cont’d)
J.P. Morgan Mortgage Trust
3.00%, 10/25/50(a)(b) $ 79,455 $ 68,856
4.06%, 7/27/37(a)(b) 57,650 54,135
4.06%, 12/25/34(a) 38,183 34,933
Lansdowne Mortgage Securities No. 1 plc
EURIBOR 3 Month + 0.30%,
2.31%, 6/15/45(a) EUR 339,200 391,856
Legacy Mortgage Asset Trust
7.50%, 4/25/61(b)(c) $ 2,542,694 2,551,667
LHOME Mortgage Trust
7.63%, 11/25/28(b)(c) 1,500,000 1,513,045
8.00%, 6/25/28(b)(c) 617,820 620,245
8.00%, 8/25/28(b)(c) 1,300,000 1,305,288
LOANDEPOT GMSR Master Trust
CME Term SOFR 1 Month + 3.15%,
7.51%, 7/16/30(a)(b) 2,700,000 2,713,475
Mansard Mortgages plc
SONIO + 0.72%,
4.72%, 10/15/48(a) GBP 347,749 456,847
MASTR Adjustable Rate Mortgages Trust
5.27%, 6/25/34(a) $ 138,967 130,812
MASTR Alternative Loan Trust
5.00%, 5/25/33 110,768 101,754
MASTR Asset Securitization Trust
5.50%, 10/25/25 910 856
MASTR Reperforming Loan Trust
7.50%, 5/25/35(b) 91,625 66,162
MERIT Securities Corp.
ICE LIBOR USD 1 Month + 2.25%,
7.21%, 9/28/32(a)(b) 258,271 249,043
Merrill Lynch Mortgage Investors Trust
4.62%, 1/25/37(a) 6,636 6,463
CME Term SOFR 6 Month + 0.93%,
4.77%, 4/25/29(a) 6,338 6,250
Morgan Stanley Mortgage Loan Trust
6.56%, 2/25/34(a) 48,820 47,791
Multifamily Trust
CME Term SOFR 1 Month + 2.11%,
6.27%, 4/25/46(a)(b) 1,782,682 1,765,316
National City Mortgage Capital Trust
6.00%, 3/25/38 53,750 51,717
Natixis Commercial Mortgage Securities Trust
4.27%, 5/15/39(a)(b) 1,000,000 923,923
Newgate Funding plc
SONIO + 3.12%,
7.09%, 12/15/50(a) GBP 333,269 442,005
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(b)(c) $ 5,204,580 5,293,585
OBX
3.00%, 1/25/52(a)(b) 1,753,316 1,520,796
OBX Trust
5.50%, 9/25/55(a)(b) 2,000,000 2,009,844
Ocwen Loan Investment Trust
3.00%, 2/25/37(b) 1,500,000 1,435,207
3.00%, 2/25/37(b) 2,000,000 1,835,053
Onity Loan Investment Trust
5.00%, 8/25/37(a)(b) 2,000,000 1,954,843
Face
Amount Value
5.00%, 8/25/37(a)(b) $ 3,000,000 $ 2,846,233
PRET LLC
5.96%, 11/25/54(b)(c) 542,729 544,387
Prime Mortgage Trust
CME Term SOFR 1 Month + 0.83%,
4.99%, 2/25/35(a) 695,000 614,495
PRKCM Trust
6.43%, 5/25/59(b)(c) 815,614 831,748
6.60%, 2/25/58(b)(c) 2,038,377 2,045,136
7.22%, 11/25/58(b)(c) 1,308,249 1,333,257
Prpm Fundido DAC
EURIBOR 3 Month + 2.00%,
3.95%, 4/29/75(a)(b) EUR 4,000,000 4,585,788
PRPM LLC
4.00%, 5/25/54(b)(c) $ 2,000,000 1,840,176
6.47%, 5/25/30(b)(c) 2,933,340 2,950,220
PRPM Trust
4.40%, 4/25/67(b)(c) 732,750 742,734
Rain City Mortgage Trust
6.53%, 11/25/29(a)(b) 2,122,000 2,152,251
Rate Mortgage Trust
6.00%, 12/25/54(a)(b) 2,675,881 2,720,409
RBSSP Resecuritization Trust
93.49%, 9/26/37(a)(b) 34,174 249,758
RCKT Mortgage Trust
6.50%, 6/25/54(a)(b) 80,693 82,585
RCO Trust
6.25%, 3/2/55(b)(c) 4,957,905 4,945,754
RCO X Mortgage LLC
5.87%, 1/25/30(b)(c) 374,087 378,465
Real Estate Asset Liquidity Trust
IO
1.13%, 2/12/55(a)(b) CAD 7,254,076 177,221
Redwood Funding Trust
7.50%, 7/25/59(b)(c) $ 3,921,894 3,926,433
Reperforming Loan Trust
8.50%, 6/25/35(b) 36,944 36,630
Residential Asset Securitization Trust
IO
0.50%, 4/25/37 13,203,545 272,681
Resloc UK plc
EURIBOR 3 Month + 0.45%,
2.46%, 12/15/43(a) EUR 243,426 270,155
RiverView HECM Pass-Through Certificates
CME Term SOFR 1 Month + 0.38%,
4.54%, 5/25/47(a) $ 1,662,767 1,449,635
RMF Buyout Issuance Trust
4.75%, 10/25/50(a)(b) 1,200,000 1,073,395
6.00%, 10/25/50(b) 8,021,144 6,386,719
6.00%, 10/25/50(a)(b) 1,662,000 1,574,071
RMF Proprietary Issuance Trust
2.13%, 9/25/61(a)(b) 1,082,681 968,191
2.75%, 10/25/63(a)(b) 3,909,593 3,750,491
3.00%, 1/25/62(a)(b) 3,157,564 3,016,029
3.25%, 4/26/60(a)(b) 782,468 760,547
3.25%, 4/26/60(a)(b) 1,430,130 1,285,029
3.75%, 6/25/62(a)(b) 2,250,000 2,046,055
3.75%, 6/25/62(a)(b) 2,000,000 1,782,986

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (38.6%) (cont’d)
4.00%, 8/25/62(a)(b) $ 2,149,786 $ 2,099,759
Saluda Grade Alternative Mortgage Trust
7.50%, 2/25/30(b)(c) 2,200,000 2,219,418
7.50%, 5/25/50(a)(b) 2,500,000 2,561,839
7.77%, 5/25/30(b)(c) 4,181,193 4,175,273
Seasoned Credit Risk Transfer Trust
3.25%, 11/25/64 686,000 627,719
3.25%, 6/25/65 3,000,000 2,552,450
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.89%,
5.03%, 1/20/36(a) 49,350 40,292
Structured Adjustable Rate Mortgage Loan Trust
CME Term SOFR 1 Month + 0.35%,
4.51%, 3/25/35(a) 133,800 121,934
Structured Asset Mortgage Investments II Trust
CME Term SOFR 1 Month + 0.57%,
4.73%, 5/25/45(a) 62,453 56,686
Structured Asset Securities Corp. Mortgage-Backed Pass-
Through Certificates Trust
0.00%, 11/25/30(a) 41,367 40,660
Su Casita
CME Term SOFR 1 Month + 0.34%,
4.50%, 8/26/35(a)(b) 7,453,613 6,111,962
Sutherland Commercial Mortgage Trust
2.23%, 12/25/41(a)(b) 506,289 445,699
TDA 27 FTA
EURIBOR 3 Month + 0.19%,
2.17%, 12/28/50(a) EUR 356,689 387,192
TIAA Bank Mortgage Loan Trust
4.00%, 11/25/48(a)(b) $ 107,144 101,300
UBS Commercial Mortgage Trust
IO
1.07%, 3/15/51(a) 8,171,736 148,289
VCC Trust
8.16%, 5/25/55(b)(c) 4,181,704 4,164,123
Velocity Commercial Capital Loan Trust
2.57%, 5/25/51(a)(b) 1,519,250 1,159,680
6.17%, 9/25/55(a)(b) 1,225,000 1,223,103
WaMu Mortgage Backed Pass-Through Certificates
6.17%, 12/19/39(a) 145,851 145,690
Waterfall Commercial Mortgage Trust
4.10%, 9/14/22(a)(b) 589,568 582,876
269,954,510
Corporate Bonds ( 3 .7% )
Banks (0.5%)
Nordea Kredit Realkreditaktieselskab
4.00%, 10/1/56 DKK 25,000,000 3,885,456
Financial Services (3.2%)
CSFB Mortgage Securities
5.15%, 12/3/28(b) $ 1,020,000 884,684
Nykredit Realkredit A/S
4.00%, 10/1/46 - 10/1/56 DKK 88,995,878 14,052,955
Face
Amount Value
Realkredit Danmark A/S
4.00%, 10/1/56 DKK 45,767,699 $ 7,160,356
22,097,995
25,983,451
Total Fixed Income
Securities
(Cost $688,179,582)
705,567,924
–
Shares
Short-Term Investments ( 12 .4% )
Investment Company ( 3 .5% )
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio -
Institutional Class 4.04%
(See Note G)
(Cost $24,683,898)
24,683,898 24,683,898
Face
Amount
Commercial Paper ( 1 .1% )
Banco Santander SA
4.46%, 1/14/26(b) $ 3,000,000 2,964,278
Danske Bank A/S
4.57%, 1/9/26(b) 2,000,000 1,977,393
HSBC USA, Inc.
4.79%, 1/27/26(b) 3,000,000 2,959,233
Total Commercial Paper
(Cost $7,892,442)
7,900,904
U.S. Government and Agency Securities ( 7 .8% )
U.S. Treasury Bills
3.96%, 2/19/26 10,000,000 9,854,082
4.15%, 12/26/25 10,000,000 9,908,095
4.19%, 11/20/25(d) 25,000,000 24,862,327
4.23%, 11/28/25 5,000,000 4,967,822
4.23%, 1/2/26 5,000,000 4,950,287
Total U.S. Government and
Agency Securities
(Cost $54,516,863)
54,542,613
Total Short-Term
Investments
(Cost $87,093,203)
87,127,415
Total Investments ( 113 .3% )
( Cost $ 775,272,785 ) (e) (f) 792,695,339
Liabilities in Excess of Other
Assets (-13.3%)
(93,330,898)
Net Assets (100.0%) $699,364,441
(a) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of the security pledged as collateral for futures contracts.
(e) At September 30, 2025, the aggregate cost for federal income tax purposes is $775,695,593. The aggregate gross unrealized appreciation is $22,893,769 and the aggregate gross unrealized depreciation is $5,552,522, resulting in net unrealized appreciation of $17,341,247.
(f) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest Only
LIBOR London Interbank Offered Rate
REMIC Real Estate Mortgage Investment Conduit
SOFR30A Secured Overnight Financing Rate 30 Day Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (2.1)%
Collateralized Mortgage Obligations — Agency Collateral Series - (2.1)%
GNMA II, Single Family, 30 Year, 5.00%, TBA, 10/15/55 $ (3,700,000) $ (3,680,933)
GNMA II, Single Family, 30 Year, 6.00%, TBA, 10/15/55 (6,900,000) (7,019,294)
GNMA II, Single Family, 30 Year, 6.50%, TBA, 10/15/55 (4,000,000) (4,109,270)
Total Securities Sold Short (proceeds $14,801,148) $ (14,809,497)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at September 30, 2025:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc $ 26,324,016 MXN 1,421,036 12/17/25 $ (4,559)
BNP Paribas SA $ 159,960,265 DKK 25,382,890 12/17/25 92,227
Citibank N.A. $ 2,066,851 CAD 1,504,070 12/17/25 13,527
Citibank N.A. $ 19,414,428 EUR 22,960,007 12/17/25 64,570
Deutsche Bank AG $ 1,045,993 GBP 1,418,040 12/17/25 11,150
$ 176,915
CAD Canadian Dollar
DKK Denmark Krone
EUR Euro
GBP British Pound
MXN Mexican Peso
Futures Contracts:
The Fund had the following futures contracts open at September 30, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Appreciation
Long:
U.S. Treasury 2 Year Notes 95 Dec-25 $ 19,000,000 $ 19,797,852 $ 10,949
U.S. Treasury 5 Year Notes 603 Dec-25 60,300,000 65,844,774 69,435
U.S. Treasury 10 Year Notes 97 Dec-25 9,700,000 10,912,500 30,896
U.S. Treasury Long Bonds 15 Dec-25 1,500,000 1,748,906 31,964
$ 143,244

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Commercial Mortgage-Backed Securities 34 .1%
Collateralized Mortgage Obligations — Agency
Collateral Series 33 .9
Asset-Backed Securities 17 .8
Other* 7 .3
U.S. Government and Agency Securities 6 .9
Total Investments 100 .0% **
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of $ 98,304,032 and total unrealized appreciation of $ 143,244 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $ 176,915 .

Annual Report — September 30, 2025
Portfolio of Investments
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (95.0%)
Asset-Backed Securities ( 22 .0% )
AASET Ltd.,
2025-2A
5.52%, 2/16/50(a) $ 2,504,016 $ 2,535,142
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 275,347 278,120
2024-3AL
5.68%, 12/26/31(a) 113,698 114,878
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 303,629 303,467
2025-1A
5.38%, 6/20/29(a) 221,341 220,668
2025-2A
5.55%, 6/20/28(a) 1,346,041 1,341,549
AGL CLO 13 Ltd.,
2021-13A
CME Term SOFR 3 Month + 1.80%,
6.07%, 10/20/34(a)(b) 2,000,000 2,002,636
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 741,674 760,713
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 737,477 739,410
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 203,407 205,466
ARES XLIV CLO Ltd.,
2017-44A
CME Term SOFR 3 Month + 1.75%,
6.04%, 4/15/34(a)(b) 3,000,000 3,003,702
Auxilior Term Funding LLC,
2023-1A
6.18%, 12/15/28(a) 306,486 308,786
2024-1A
5.84%, 3/15/27(a) 87,821 88,231
BHG Securitization Trust,
2023-A
5.55%, 4/17/36(a) 220,530 220,891
Bridge Trust,
2025-SFR1
4.20%, 9/17/42(a) 750,000 709,493
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 1,346,538 1,329,245
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(a)(c) 1,311,238 1,279,803
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 1,832,100 1,862,814
2025-2A
5.47%, 8/15/50(a) 1,224,995 1,235,661
2025-2A
6.30%, 8/15/50(a) 1,435,402 1,448,727
Face
Amount Value
CFMT LLC,
2023-HB12
4.25%, 4/25/33(a)(b) $ 2,025,000 $ 2,004,436
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 2,328,495 2,339,594
2025-1
4.85%, 2/25/33(a) 639,536 642,542
Chesapeake Funding II LLC,
2024-1A
5.52%, 5/15/36(a) 490,013 496,340
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 780,000 792,909
2024-2A
5.92%, 11/22/49(a) 250,000 255,448
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 2,660,000 2,597,337
Commonbond Student Loan Trust,
2021-AGS
1.20%, 3/25/52(a) 652,906 557,412
Crockett Partners Equipment Co. IIA LLC,
2024-1C
6.05%, 1/20/31(a) 390,000 395,846
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 197,761 200,470
DataBank Issuer II LLC,
2025-1A
5.18%, 9/27/55(a) 3,230,000 3,239,229
DB Master Finance LLC,
2021-1A
2.05%, 11/20/51(a) 899,938 876,474
Dext ABS LLC,
2023-2
6.56%, 5/15/34(a) 352,140 354,874
Diamond Infrastructure Funding LLC,
2021-1A
1.76%, 4/15/49(a) 600,000 575,714
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 2,891,845 2,891,485
2019-2A
3.98%, 10/20/49(a) 1,986,279 1,972,764
2020-1A
3.79%, 7/20/50(a) 680,339 668,820
2020-2A
3.24%, 1/20/51(a) 1,374,365 1,329,519
2021-1A
2.79%, 10/20/51(a) 845,183 797,917
ECMC Group Student Loan Trust,
2020-3A
SOFR30A + 1.11%,
5.47%, 1/27/70(a)(b) 416,963 419,570
ELFI Graduate Loan Program LLC,
2021-A
1.53%, 12/26/46(a) 940,360 843,200

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (22.0%) (cont’d)
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) $ 68,855 $ 67,841
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 1,492,524 1,503,368
2025-FL1
5.67%, 7/25/55(a)(c) 1,968,060 1,982,337
FMC GMSR Issuer Trust,
2020-GT1
4.45%, 1/25/26(a)(b) 1,500,000 1,487,833
2022-GT2
7.90%, 7/25/27(a) 1,600,000 1,609,248
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 2,246,040 2,245,679
GAIA Aviation Ltd.,
2019-1
3.97%, 12/15/44(a)(c) 354,117 343,583
Gilead Aviation LLC,
2025-1A
5.79%, 3/15/50(a) 614,467 628,582
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 419,410 422,592
2024-2A
5.58%, 6/17/30(a) 130,290 131,967
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 653,065 669,524
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 412,130 411,524
2021-1A
2.77%, 4/20/29(a) 1,128,510 1,123,998
GS Mortgage-Backed Securities Trust,
2025-HE1
SOFR30A + 1.55%,
5.91%, 10/25/55(a)(b) 1,217,618 1,227,868
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 1,073,500 1,086,305
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
6.09%, 3/20/54(a)(b) 461,429 464,223
2024-HE1
SOFR30A + 1.50%,
5.89%, 8/25/54(a)(b) 224,427 225,315
2024-HE2
SOFR30A + 1.20%,
5.59%, 10/20/54(a)(b) 247,126 247,311
Jamestown CLO IX Ltd.,
2016-9A
CME Term SOFR 3 Month + 2.00%,
6.26%, 7/25/34(a)(b) 4,000,000 4,005,304
Face
Amount Value
Jersey Mike's Funding,
2021-1A
2.89%, 2/15/52(a) $ 586,575 $ 574,299
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 746,630 746,166
LAD Auto Receivables Trust,
2024-1A
5.23%, 1/18/28(a) 406,783 407,809
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 558,866 562,597
2024-3A
4.97%, 10/15/29(a) 287,676 288,000
2025-1A
5.10%, 10/15/30(a) 681,524 682,534
2025-2A
5.18%, 5/15/30(a) 2,200,000 2,206,997
2025-2A
5.13%, 11/15/30(a) 1,165,000 1,161,081
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
7.00%, 5/16/30(a)(b) 1,282,000 1,285,242
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 778,889 654,220
2021-2GS
2.22%, 3/20/48(a) 1,035,332 845,059
Lunar Structured Aircraft Portfolio Notes,
2021-1
2.64%, 10/15/46(a) 1,258,855 1,190,800
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 91,965 90,909
MAPS Trust,
2021-1A
2.52%, 6/15/46(a) 212,952 203,865
Marlette Funding Trust,
2025-1A
4.95%, 7/16/35(a) 2,245,000 2,255,941
2025-1A
5.26%, 7/16/35(a) 753,000 758,196
Mission Lane Credit Card Master Trust,
2025-C
4.78%, 12/16/30(a) 1,600,000 1,604,923
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 725,312 731,238
Monroe Capital ABS Funding Ltd.,
2021-1A
2.82%, 4/22/31(a) 674,021 669,366
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 1,438,167 1,285,140
2020-1A
2.10%, 4/20/46(a) 133,401 117,575

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (22.0%) (cont’d)
2021-1A
2.05%, 12/20/46(a) $ 649,275 $ 520,361
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 572,946 574,539
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 1,239,963 1,176,367
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.75%, 7/25/50(a)(b) 448,062 451,456
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) 291,340 296,797
NRZ Excess Spread-Collateralized Notes,
2021-FHT1
3.10%, 7/25/26(a) 329,928 324,787
2021-GNT1
3.47%, 11/25/26(a) 353,437 346,012
NRZ FHT Excess LLC,
2020-FHT1
4.21%, 11/25/25(a) 149,831 149,557
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.96%, 2/25/55(a)(b) 2,202,217 2,223,745
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 57,748 57,844
OneMain Financial Issuance Trust,
2019-2A
3.66%, 10/14/36(a) 695,000 675,409
2021-1A
1.95%, 6/16/36(a) 1,627,000 1,535,941
2022-2A
5.24%, 10/14/34(a) 4,415,000 4,410,873
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 800,000 802,349
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 271,263 266,147
2025-A
5.01%, 2/8/33(a) 500,000 500,781
2025-A
5.30%, 2/8/33(a) 274,000 274,358
2025-A
5.89%, 2/8/33(a) 1,234,000 1,235,966
2025-C
4.93%, 7/8/33(a) 1,590,000 1,595,905
2025-C
5.18%, 7/8/33(a) 2,770,000 2,780,219
Option One Mortgage Loan Trust,
2000-5
CME Term SOFR 1 Month + 0.61%,
4.75%, 8/20/30(b) 25,971 26,415
Face
Amount Value
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) $ 129,497 $ 129,846
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 409,903 410,140
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 356,607 359,988
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 275,610 278,102
2025-1A
5.04%, 7/20/32(a) 430,000 438,238
PK Alift Loan Funding 3 LP,
2024-1
5.84%, 9/15/39(a) 286,468 293,561
Planet Fitness Master Issuer LLC,
2022-1A
4.01%, 12/5/51(a) 482,500 451,059
2024-1A
5.77%, 6/5/54(a) 1,053,360 1,075,055
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
7.36%, 3/25/29(a)(b) 700,000 707,124
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.61%, 8/26/30(a)(b) 1,135,000 1,141,709
Post Road Equipment Finance LLC,
2024-1A
5.59%, 11/15/29(a) 285,704 287,233
RAM LLC,
2025-1
5.45%, 5/15/40(a) 1,618,592 1,627,270
RCKT Trust,
2025-1A
5.16%, 7/25/34(a) 1,690,000 1,701,116
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 139,275 140,010
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.75%, 12/27/44(a)(b) 19,236 19,223
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.04%, 6/27/33(a) 1,805,233 1,815,475
2025-1A
5.49%, 6/27/33(a) 1,200,000 1,207,220
2025-4A
5.12%, 4/25/34(a) 930,000 934,732
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 1,106,000 1,108,118
Service Experts Issuer LLC,
2025-1A
5.38%, 1/20/37(a) 1,925,270 1,936,160

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (22.0%) (cont’d)
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) $ 2,668,496 $ 2,517,493
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 1,071,623 1,061,865
SoFi Consumer Loan Program Trust,
2025-2
4.97%, 6/25/34(a) 945,000 955,751
STAR Trust,
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
7.11%, 1/17/39(a)(b) 509,000 510,067
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.64%, 5/17/39(a)(b) 551,577 554,779
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.59%, 2/17/42(a)(b) 1,277,314 1,281,551
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
6.09%, 2/17/42(a)(b) 497,000 497,728
2025-SFR6
CME Term SOFR 1 Month + 1.65%,
5.79%, 8/17/42(a)(b) 1,129,000 1,130,516
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 937,927 932,330
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 683,616 683,788
Stream Innovations Issuer Trust,
2024-1A
6.27%, 7/15/44(a) 229,804 239,392
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 623,800 624,982
2024-3A
5.57%, 7/30/54(a) 496,250 498,958
Sunnova Helios V Issuer LLC,
2021-A
1.80%, 2/20/48(a) 708,262 559,370
Tesla Lease Electric Vehicle Securitization LLC,
2025-A
4.27%, 11/20/28(a) 2,205,000 2,209,007
Theorem Funding Trust,
2022-3A
8.95%, 4/15/29(a) 840,032 851,714
2023-1A
7.58%, 4/15/29(a) 9,038 9,049
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.69%, 9/25/65(a)(b) 3,275,000 3,287,783
Face
Amount Value
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.74%, 3/17/42(a)(b) $ 1,620,000 $ 1,624,272
Truist Bank Auto Credit-Linked Notes,
2025-1
4.73%, 9/26/33(a) 2,582,473 2,587,555
UPX HIL Issuer Trust,
2025-1
5.16%, 1/25/47(a) 2,933,020 2,947,870
VCP RRL ABS I Ltd.,
2021-1A
2.15%, 10/20/31(a) 180,540 176,017
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 404,126 401,903
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) 1,645,718 1,669,922
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 287,432 289,210
146,837,740
Collateralized Mortgage Obligations — Agency Collateral Series  ( 5 .9% )
FHLMC
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.18%,
6.46%, 6/1/38(b) 33,991 34,803
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.33%,
6.60%, 7/1/38(b) 75,615 77,270
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.63%, 3/1/37(b) 99,196 101,429
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.68%, 1/1/36(b) 77,150 78,806
FHLMC Gold Pool, 30 Year
7.50%, 5/1/35 5,305 5,624
8.00%, 8/1/32 2,392 2,516
8.50%, 8/1/31 3,016 3,187
GNMA I, 30 Year
8.50%, 7/15/30 73 75
GNMA I, Single Family, 30 Year
6.00%, 11/15/38 36,164 37,774
UMBS Pool, 30 Year
5.50%, 11/1/54 - 9/1/55 21,922,733 22,124,470
UMBS, 30 Year
5.50%, 11/1/54 - 2/1/55 9,857,012 9,947,516
6.00%, 9/1/37 20,595 21,726
6.50%, 2/1/28 - 10/1/32 57,171 59,706
7.00%, 7/1/29 - 3/1/37 57,907 60,972
7.50%, 8/1/37 6,604 6,998
8.00%, 4/1/33 10,847 11,429
8.50%, 10/1/32 5,697 6,013
UMBS, Single Family, 30 Year
5.50%, 10/25/55, TBA 1,784,000 1,799,122

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral Series  (5.9%)
(cont’d)
6.00%, 9/25/55, TBA $ 4,659,000 $ 4,762,736
39,142,172
Commercial Mortgage-Backed Securities ( 14 .7% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 357,105 338,858
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50(a)(b) 211,146 203,157
BAMLL Commercial Mortgage Securities Trust
3.47%, 11/5/32(a) 591,000 552,501
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.50%, 8/15/39(a)(b) 534,000 536,445
CME Term SOFR 1 Month + 2.90%,
7.05%, 8/15/39(a)(b) 770,000 774,085
Bellemeade RE Ltd.
SOFR30A + 3.85%,
8.21%, 9/25/31(a)(b) 2,100,000 2,180,178
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.65%, 12/15/35(a)(b) 1,328,000 1,316,825
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.99%, 11/15/41(a)(b) 500,000 501,764
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
6.04%, 7/15/41(a)(b) 2,042,000 2,051,524
Brean Asset-Backed Securities Trust
5.25%, 1/25/63(a)(c) 1,623,939 1,624,984
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55(a)(b) 24,875 24,693
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
4.96%, 4/15/34(a)(b) 1,100,000 1,085,341
CME Term SOFR 1 Month + 2.11%,
6.26%, 6/15/27(a)(b) 750,000 754,982
CME Term SOFR 1 Month + 3.89%,
8.04%, 6/15/27(a)(b) 980,000 993,761
BX Trust
CME Term SOFR 1 Month + 1.85%,
6.00%, 7/15/42(a)(b) 1,675,000 1,682,862
COMM Mortgage Trust
5.50%, 8/10/40(a) 1,000,000 1,005,514
CSMC Trust
3.90%, 4/25/62(a)(b) 1,184,915 1,143,569
CME Term SOFR 1 Month + 3.83%,
7.98%, 8/15/26(a)(b) 2,054,302 1,952,488
Durst Commercial Mortgage Trust
6.02%, 8/10/42(a)(b) 995,000 1,012,089
7.02%, 8/10/42(a)(b) 719,000 740,420
Extended Stay America Trust
CME Term SOFR 1 Month + 1.60%,
0.00%, 10/15/42(a)(b) 1,900,000 1,910,687
CME Term SOFR 1 Month + 1.49%,
5.64%, 7/15/38(a)(b) 1,011,931 1,012,910
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59 427,162 396,442
Face
Amount Value
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
12.16%, 11/25/41(a)(b) $ 880,000 $ 934,502
SOFR30A + 8.50%,
12.86%, 2/25/42(a)(b) 1,035,000 1,122,637
FHLMC STACR Trust
SOFR30A + 6.25%,
10.61%, 9/25/41(a)(b) 660,000 684,228
FHLMC, REMIC
SOFR30A + 1.00%,
5.36%, 2/25/54(b) 2,169,331 2,172,441
SOFR30A + 1.00%,
5.36%, 3/25/55(b) 183,080 183,192
SOFR30A + 1.00%,
5.36%, 3/25/55(b) 1,191,088 1,191,801
SOFR30A + 1.05%,
5.41%, 4/25/54(b) 2,069,708 2,072,472
SOFR30A + 1.10%,
5.46%, 4/25/54(b) 757,513 761,227
SOFR30A + 1.10%,
5.46%, 5/25/54(b) 679,821 683,122
SOFR30A + 1.10%,
5.46%, 9/25/54(b) 2,076,611 2,080,653
SOFR30A + 1.15%,
5.51%, 7/25/55(b) 3,211,093 3,217,418
SOFR30A + 1.20%,
5.56%, 8/25/54(b) 2,918,578 2,928,433
SOFR30A + 1.25%,
5.61%, 5/25/54(b) 2,734,351 2,747,869
SOFR30A + 1.40%,
5.76%, 1/25/54(b) 1,457,745 1,468,630
SOFR30A + 1.43%,
5.79%, 12/25/54(b) 995,239 1,000,584
7.50%, 9/15/29 50,629 51,793
FHLMC, Strips
SOFR30A + 1.30%,
5.66%, 10/25/53(b) 1,126,275 1,133,125
FNMA, REMIC
SOFR30A + 0.95%,
5.31%, 1/25/54(b) 467,046 468,839
SOFR30A + 1.05%,
5.41%, 9/25/55(b) 2,556,922 2,560,827
SOFR30A + 1.15%,
5.51%, 6/25/54(b) 1,358,218 1,361,699
SOFR30A + 1.15%,
5.51%, 6/25/54(b) 1,956,952 1,960,420
SOFR30A + 1.20%,
5.56%, 5/25/54(b) 657,473 660,833
SOFR30A + 1.30%,
5.66%, 10/25/53(b) 3,131,644 3,148,395
Fontainebleau Miami Beach Mortgage Trust
CME Term SOFR 1 Month + 1.85%,
6.00%, 12/15/39(a)(b) 1,875,000 1,879,396
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 920,000 941,401
GNMA
CME Term SOFR 1 Month + 0.39%,
4.75%, 5/20/63(b) 2,528 2,512

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (14.7%) (cont’d)
CME Term SOFR 1 Month + 0.56%,
4.92%, 5/20/62(b) $ 83 $ 83
CME Term SOFR 1 Month + 0.61%,
4.97%, 3/20/61(b) 16,791 16,823
CME Term SOFR 1 Month + 0.67%,
5.03%, 9/20/62(b) 34,729 34,930
CME Term SOFR 1 Month + 0.71%,
5.07%, 1/20/64(b) 10,074 10,101
SOFR30A + 0.90%,
5.29%, 7/20/53(b) 1,769,967 1,769,956
SOFR30A + 0.95%,
5.34%, 3/20/54(b) 549,469 550,829
SOFR30A + 1.00%,
5.39%, 12/20/54(b) 980,958 982,249
SOFR30A + 1.00%,
5.39%, 6/20/55(b) 2,201,004 2,202,943
SOFR30A + 1.00%,
5.39%, 9/20/64(b) 2,101,466 2,111,152
SOFR30A + 1.05%,
5.44%, 12/20/54(b) 1,822,113 1,825,807
SOFR30A + 1.10%,
5.49%, 8/20/65(b) 2,477,199 2,482,293
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.69%, 3/15/39(a)(b) 1,391,000 1,395,240
GWT
CME Term SOFR 1 Month + 1.69%,
5.84%, 5/15/41(a)(b) 570,000 571,822
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.54%, 3/15/42(a)(b) 520,000 521,025
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.79%, 6/15/41(a)(b) 322,500 323,436
CME Term SOFR 1 Month + 1.99%,
6.14%, 6/15/41(a)(b) 400,000 401,397
Home RE Ltd.
SOFR30A + 4.15%,
8.51%, 1/25/34(a)(b) 1,005,000 1,029,209
Hudson Yards Mortgage Trust
6.55%, 1/13/40(a)(b) 1,075,000 1,119,609
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.99%, 9/15/41(a)(b) 380,000 381,085
CME Term SOFR 1 Month + 2.84%,
6.99%, 9/15/41(a)(b) 297,000 298,080
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
6.40%, 3/15/42(a)(b) 1,976,000 1,976,588
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
6.09%, 6/15/39(a)(b) 436,000 437,505
LHOME Mortgage Trust
7.02%, 1/25/29(a)(c) 610,000 614,901
Marlette Funding Trust
7.20%, 4/15/33(a) 1,380,098 1,388,510
Face
Amount Value
MFA Trust
6.33%, 9/25/54(c) $ 440,819 $ 441,686
New Residential Mortgage Loan Trust
3.75%, 5/28/52(a)(b) 22,907 22,112
3.75%, 8/25/55(a)(b) 52,246 51,086
3.78%, 9/25/57(a)(b) 140,485 132,626
NJ
6.28%, 3/5/35(a)(b) 540,000 546,633
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) 473,144 481,235
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
0.00%, 10/15/40(a)(b) 435,000 434,455
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.79%, 3/15/39(a)(b) 480,000 479,592
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
6.14%, 8/15/29(a)(b) 1,020,000 1,026,209
Oceanview Mortgage Loan Trust
1.73%, 5/28/50(a)(b) 126,007 119,540
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.64%, 12/15/39(a)(b) 712,000 713,221
CME Term SOFR 1 Month + 1.89%,
6.04%, 12/15/39(a)(b) 2,642,000 2,648,295
CME Term SOFR 1 Month + 2.79%,
6.94%, 12/15/39(a)(b) 254,000 255,104
PENN Commercial Mortgage Trust
5.52%, 8/10/42(a)(b) 960,000 978,375
PRM5 Trust
5.81%, 3/10/33(a)(b) 600,000 598,758
Provident Funding Mortgage Trust
6.00%, 8/25/55(a)(b) 1,035,364 1,054,062
Radian Mortgage Capital Trust
6.00%, 12/25/55(a)(b) 678,726 690,330
Radnor Re Ltd.
SOFR30A + 2.70%,
7.06%, 7/25/33(a)(b) 470,013 472,703
Reach Abs Trust
6.30%, 2/18/31(a) 31,625 31,672
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.74%,
5.89%, 5/15/39(a)(b) 437,000 436,548
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.73%,
4.87%, 8/20/34(b) 42,025 39,260
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.10%, 10/15/41(a)(b) 500,000 501,490
Silver Hill Trust
3.10%, 11/25/49(a)(b) 54,838 54,307
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.74%, 6/15/39(a)(b) 375,000 374,879
TYSN Mortgage Trust
6.80%, 12/10/33(a)(b) 540,000 570,621

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (14.7%) (cont’d)
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) $ 1,105,000 $ 1,105,376
97,920,276
Corporate Bonds ( 43 .4% )
Aerospace & Defense (0.9%)
BAE Systems plc
5.00%, 3/26/27(a) 826,000 835,963
Boeing Co. (The)
6.30%, 5/1/29(d) 3,339,000 3,544,454
Hexcel Corp.
4.20%, 2/15/27(c) 1,777,000 1,770,250
6,150,667
Automobile Components (0.2%)
Clarios Global LP
6.75%, 2/15/30(a) 1,215,000 1,256,073
Automobiles (1.5%)
General Motors Co.
6.80%, 10/1/27(d) 2,420,000 2,525,271
Hyundai Capital America
4.50%, 9/18/30(a)(d) 2,232,000 2,222,346
4.90%, 6/23/28(a) 3,691,000 3,744,473
Stellantis Finance US, Inc.
6.38%, 9/12/32(a) 1,315,000 1,372,752
9,864,842
Banks (11.9%)
AIB Group plc
6.61%, 9/13/29(a)(b) 1,725,000 1,831,712
Banco Santander SA
4.18%, 3/24/28(b) 1,883,000 1,880,596
5.59%, 8/8/28(d) 3,100,000 3,222,722
6.61%, 11/7/28 756,000 808,584
Bank of America Corp.
3.42%, 12/20/28(b)(d) 483,000 475,714
3.50%, 4/19/26 400,000 398,810
4.38%, 4/27/28(b)(d) 4,757,000 4,774,924
5.08%, 1/20/27(b) 1,408,000 1,410,718
5.16%, 1/24/31(b)(d) 3,552,000 3,667,053
BNP Paribas SA
5.13%, 1/13/29(a)(b) 1,838,000 1,875,074
BPCE SA
5.88%, 1/14/31(a)(b) 974,000 1,017,528
6.71%, 10/19/29(a)(b) 774,000 822,045
CaixaBank SA
5.67%, 3/15/30(a)(b) 3,176,000 3,295,352
Canadian Imperial Bank of Commerce
4.58%, 9/8/31(b)(d) 1,690,000 1,696,264
4.86%, 3/30/29(b) 974,000 989,387
Citizens Financial Group, Inc.
5.25%, 3/5/31(b) 624,000 639,705
HSBC Holdings plc
5.60%, 5/17/28(b) 2,000,000 2,042,459
HSBC USA, Inc.
4.65%, 6/3/28 395,000 400,673
ING Groep NV
5.07%, 3/25/31(b) 4,804,000 4,922,432
Face
Amount Value
Intesa Sanpaolo SpA
5.71%, 1/15/26(a) $ 3,684,000 $ 3,692,291
7.00%, 11/21/25(a) 1,096,000 1,100,030
JPMorgan Chase & Co.
3.63%, 12/1/27(d) 300,000 297,669
4.92%, 1/24/29(b)(d) 325,000 330,910
5.01%, 1/23/30(b) 544,000 557,391
5.10%, 4/22/31(b)(d) 2,558,000 2,643,256
5.14%, 1/24/31(b) 2,405,000 2,484,406
5.57%, 4/22/28(b)(d) 1,408,000 1,439,140
6.09%, 10/23/29(b)(d) 4,378,000 4,620,966
KeyBank NA
5.85%, 11/15/27 675,000 696,473
National Bank of Canada
4.70%, 3/5/27(b) 650,000 650,995
NatWest Group plc
5.12%, 5/23/31(b)(d) 3,751,000 3,847,669
PNC Bank NA
2.70%, 10/22/29 540,000 508,212
PNC Financial Services Group, Inc. (The)
4.90%, 5/13/31(b)(d) 871,000 889,729
5.30%, 1/21/28(b) 1,315,000 1,334,730
Royal Bank of Canada
4.70%, 8/6/31(b) 3,549,000 3,597,340
4.97%, 8/2/30(b)(d) 355,000 363,412
4.97%, 5/2/31(b)(d) 1,357,000 1,390,235
5.15%, 2/4/31(b) 2,642,000 2,723,059
Societe Generale SA
5.51%, 5/22/31(a)(b) 3,010,000 3,097,685
Swedbank AB
6.14%, 9/12/26(a) 1,516,000 1,544,794
Synovus Bank
5.63%, 2/15/28 827,000 844,481
Synovus Financial Corp.
6.17%, 11/1/30(b) 2,132,000 2,214,081
Truist Financial Corp.
6.05%, 6/8/27(b) 1,360,000 1,375,981
Westpac New Zealand Ltd.
5.13%, 2/26/27(a)(d) 770,000 781,595
79,198,282
Biotechnology (0.3%)
Biogen, Inc.
5.05%, 1/15/31(d) 1,595,000 1,640,473
Building Products (0.2%)
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a)(d) 1,415,000 1,416,624
Capital Markets (5.8%)
Antares Holdings LP
2.75%, 1/15/27(a) 373,000 361,611
3.75%, 7/15/27(a)(d) 1,270,000 1,235,160
Bank of New York Mellon (The)
4.73%, 4/20/29(b) 995,000 1,011,549
Bank of New York Mellon Corp. (The)
4.94%, 2/11/31(b)(d) 720,000 739,776
Blue Owl Credit Income Corp.
6.60%, 9/15/29 1,844,000 1,923,084
6.65%, 3/15/31(d) 978,000 1,028,342

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (43.4%) (cont’d)
Charles Schwab Corp. (The)
5.88%, 8/24/26 $ 600,000 $ 608,985
CI Financial Corp.
7.50%, 5/30/29(a)(d) 2,619,000 2,792,278
Citadel LP
6.00%, 1/23/30(a) 2,746,000 2,855,399
Citadel Securities Global Holdings LLC
5.50%, 6/18/30(a)(d) 1,880,000 1,930,537
Deutsche Bank AG
5.37%, 1/10/29(b)(d) 2,692,000 2,750,307
Goldman Sachs Bank USA
5.28%, 3/18/27(b) 600,000 602,803
5.41%, 5/21/27(b) 841,000 847,604
Goldman Sachs Group, Inc. (The)
5.22%, 4/23/31(b)(d) 3,214,000 3,324,287
HAT Holdings I LLC
3.75%, 9/15/30(a) 1,996,000 1,842,012
Jefferies Financial Group, Inc.
2.63%, 10/15/31(d) 860,000 765,250
2.75%, 10/15/32(d) 844,000 734,560
4.15%, 1/23/30(d) 1,314,000 1,297,804
LPL Holdings, Inc.
4.00%, 3/15/29(a) 1,888,000 1,848,149
Marex Group plc
6.40%, 11/4/29(d) 1,928,000 1,988,937
Oaktree Strategic Credit Fund
6.50%, 7/23/29 1,495,000 1,550,118
8.40%, 11/14/28 1,333,000 1,447,859
UBS Group AG
4.25%, 3/23/28(a) 5,216,000 5,217,669
38,704,080
Chemicals (0.3%)
Celanese US Holdings LLC
6.67%, 7/15/27(c)(d) 2,101,000 2,156,647
Consumer Finance (3.0%)
Aircastle Ltd.
5.75%, 10/1/31(a) 752,000 783,895
Ally Financial, Inc.
5.74%, 5/15/29(b) 1,984,000 2,031,282
5.75%, 11/20/25 4,850,000 4,853,002
6.85%, 1/3/30(b) 613,000 648,698
Azorra Finance Ltd.
7.75%, 4/15/30(a)(d) 1,200,000 1,266,503
Ford Motor Credit Co. LLC
3.38%, 11/13/25 2,845,000 2,839,878
5.11%, 5/3/29 2,604,000 2,585,356
5.30%, 9/6/29(d) 664,000 662,534
5.88%, 11/7/29 335,000 340,938
General Motors Financial Co., Inc.
5.40%, 4/6/26(d) 827,000 831,695
6.05%, 10/10/25 255,000 255,095
Stellantis Financial Services US Corp.
5.40%, 9/15/30(a) 2,019,000 2,024,159
Synchrony Financial
5.02%, 7/29/29(b)(d) 722,000 728,440
19,851,475
Face
Amount Value
Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
5.10%, 3/17/30 $ 916,000 $ 937,240
Diversified REITs (0.3%)
VICI Properties LP
3.88%, 2/15/29(a) 2,190,000 2,139,537
Diversified Telecommunication Services (0.5%)
CCO Holdings LLC
5.13%, 5/1/27(a) 3,405,000 3,384,841
Electric Utilities (1.4%)
Capital Power US Holdings, Inc.
5.26%, 6/1/28(a) 3,532,000 3,600,432
Liberty Utilities Co.
5.58%, 1/31/29(a) 1,077,000 1,111,526
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27 2,416,000 2,442,740
4.90%, 2/28/28 729,000 741,919
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(d) 1,679,000 1,656,175
9,552,792
Electronic Equipment, Instruments & Components (0.4%)
Vontier Corp.
1.80%, 4/1/26 2,856,000 2,817,000
Financial Services (1.6%)
Enact Holdings, Inc.
6.25%, 5/28/29 2,406,000 2,517,227
Essent Group Ltd.
6.25%, 7/1/29 2,432,000 2,549,128
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(d) 1,610,000 1,639,309
Radian Group, Inc.
4.88%, 3/15/27 2,369,000 2,376,355
Rocket Mortgage LLC
3.63%, 3/1/29(a)(d) 1,630,000 1,555,878
10,637,897
Food Products (1.0%)
JDE Peet's NV
1.38%, 1/15/27(a) 2,300,000 2,213,926
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 4,619,000 4,589,250
6,803,176
Gas Utilities (0.1%)
Ferrellgas LP
5.38%, 4/1/26(a) 919,000 910,425
Ground Transportation (0.2%)
Ashtead Capital, Inc.
4.38%, 8/15/27(a) 320,000 320,102
Uber Technologies, Inc.
4.50%, 8/15/29(a)(d) 920,000 919,115
1,239,217
Health Care Equipment & Supplies (0.1%)
Medline Borrower LP
5.25%, 10/1/29(a)(d) 841,000 834,350

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (43.4%) (cont’d)
Health Care Providers & Services (1.3%)
Centene Corp.
2.45%, 7/15/28(d) $ 886,000 $ 824,009
4.63%, 12/15/29 3,960,000 3,842,116
HCA, Inc.
3.13%, 3/15/27(d) 320,000 315,648
5.50%, 3/1/32 2,405,000 2,506,687
5.88%, 2/15/26 1,480,000 1,481,947
8,970,407
Health Care REITs (0.5%)
CTR Partnership LP
3.88%, 6/30/28(a) 1,948,000 1,896,282
DOC DR LLC
2.63%, 11/1/31(d) 1,527,000 1,361,675
3,257,957
Hotels, Restaurants & Leisure (0.2%)
Las Vegas Sands Corp.
6.00%, 6/14/30 1,398,000 1,456,493
Insurance (3.2%)
American International Group, Inc.
3.40%, 6/30/30 1,916,000 1,836,963
American National Global Funding
5.25%, 6/3/30(a) 1,137,000 1,160,319
5.55%, 1/28/30(a) 303,000 312,352
American National Group, Inc.
5.75%, 10/1/29(d) 1,122,000 1,161,348
6.14%, 6/13/32(a)(d) 546,000 573,191
Athene Global Funding
4.95%, 1/7/27(a) 1,683,000 1,698,101
5.52%, 3/25/27(a) 2,712,000 2,762,556
5.62%, 5/8/26(a) 1,184,000 1,194,292
Athene Holding Ltd.
6.65%, 2/1/33 300,000 325,775
Fortitude Global Funding
4.63%, 10/6/28(a) 2,005,000 2,007,342
Fortitude Group Holdings LLC
6.25%, 4/1/30(a) 1,259,000 1,308,067
GA Global Funding Trust
4.40%, 9/23/27(a) 306,000 306,745
Global Atlantic Fin Co.
4.40%, 10/15/29(a) 3,313,000 3,264,919
Intact Financial Corp.
5.46%, 9/22/32(a) 1,050,000 1,082,783
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a) 281,000 295,450
NLG Global Funding
4.35%, 9/15/30(a) 1,630,000 1,613,941
5.40%, 1/23/30(a) 65,000 67,379
20,971,523
IT Services (0.3%)
Kyndryl Holdings, Inc.
3.15%, 10/15/31 2,417,000 2,198,358
Face
Amount Value
Media (0.4%)
Charter Communications Operating LLC
6.10%, 6/1/29 $ 1,999,000 $ 2,098,111
Videotron Ltd.
3.63%, 6/15/29(a) 709,000 687,553
2,785,664
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 4,825,000 4,860,787
Office REITs (0.2%)
COPT Defense Properties LP
2.00%, 1/15/29 387,000 358,700
2.75%, 4/15/31(d) 907,000 821,604
1,180,304
Oil, Gas & Consumable Fuels (0.8%)
ONEOK, Inc.
5.38%, 6/1/29 1,926,000 1,984,241
Raizen Fuels Finance SA
6.25%, 7/8/32(a) 1,792,000 1,751,232
TerraForm Power Operating LLC
5.00%, 1/31/28(a) 1,465,000 1,455,518
5,190,991
Passenger Airlines (1.6%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a) 2,119,000 2,121,051
5.31%, 10/20/31(a) 190,000 189,228
American Airlines, Inc.
5.50%, 4/20/26(a) 954,514 955,746
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 4,112,200 4,137,035
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 148,413 148,234
United Airlines, Inc.
4.38%, 4/15/26(a) 3,289,000 3,286,777
10,838,071
Personal Care Products (0.1%)
Edgewell Personal Care Co.
4.13%, 4/1/29(a)(d) 622,000 592,509
Pharmaceuticals (0.4%)
Utah Acquisition Sub, Inc.
3.95%, 6/15/26 2,393,000 2,382,722
Professional Services (0.5%)
Concentrix Corp.
6.65%, 8/2/26 3,066,000 3,112,215
Semiconductors & Semiconductor Equipment (0.9%)
Broadcom, Inc.
2.45%, 2/15/31(a)(d) 885,000 805,189
4.11%, 9/15/28 447,000 448,502
Foundry JV Holdco LLC
5.90%, 1/25/33(a) 3,186,000 3,362,530
Qorvo, Inc.
3.38%, 4/1/31(a) 1,446,000 1,329,846
5,946,067

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (43.4%) (cont’d)
Software (0.4%)
Oracle Corp.
4.80%, 9/26/32(d) $ 2,825,000 $ 2,829,353
5.20%, 9/26/35 9,000 9,053
2,838,406
Specialized REITs (0.3%)
EPR Properties
3.75%, 8/15/29(d) 100,000 96,301
4.95%, 4/15/28 1,915,000 1,930,243
2,026,544
Specialty Retail (0.4%)
Lithia Motors, Inc.
3.88%, 6/1/29(a) 1,915,000 1,830,597
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(d) 1,109,000 1,077,842
2,908,439
Technology Hardware, Storage & Peripherals (0.2%)
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/32(a) 1,262,000 1,430,546
Tobacco (0.6%)
BAT Capital Corp.
3.56%, 8/15/27 575,000 569,248
Imperial Brands Finance plc
5.50%, 2/1/30(a) 3,009,000 3,122,870
3,692,118
Transportation Infrastructure (0.2%)
Seaspan Corp.
5.50%, 8/1/29(a) 1,037,000 1,000,824
Wireless Telecommunication Services (0.4%)
T-Mobile USA, Inc.
2.55%, 2/15/31 2,545,000 2,313,175
289,449,758
Sovereign ( 0 .6% )
Petroleos Mexicanos
6.50%, 3/13/27 2,032,000 2,058,761
Romania Government Bond
7.13%, 1/17/33(a) 301,000 321,616
Romanian Government Bond
3.00%, 2/14/31 2,116,000 1,882,397
4,262,774
U.S. Government and Agency Securities ( 8 .4% )
U.S. Treasury Bonds
3.00%, 5/15/45 80,000 62,281
6.25%, 5/15/30 1,056,000 1,168,159
U.S. Treasury Notes
0.63%, 5/15/30 78,000 67,819
0.63%, 8/15/30 542,000 467,380
1.00%, 7/31/28 71,000 66,020
1.25%, 5/31/28 90,000 84,621
1.25%, 9/30/28 288,000 268,678
1.38%, 10/31/28 37,000 34,580
1.38%, 12/31/28 845,000 786,857
1.63%, 8/15/29 1,787,000 1,658,350
Face
Amount Value
1.75%, 11/15/29 $ 1,234,000 $ 1,144,824
2.50%, 2/28/26(d) 10,696,000 10,635,041
3.25%, 6/30/27 1,132,000 1,124,748
3.75%, 6/30/30 75,000 75,045
4.13%, 2/28/27 2,322,000 2,336,195
4.13%, 3/31/29 4,517,000 4,586,608
4.25%, 12/31/25 215,000 215,163
4.25%, 1/31/26(d) 242,000 242,190
4.25%, 3/15/27 213,000 214,756
4.38%, 8/15/26 380,000 382,007
4.50%, 3/31/26(d) 1,282,000 1,286,169
4.50%, 7/15/26 1,183,000 1,189,681
4.50%, 5/31/29 4,751,000 4,885,086
4.63%, 2/28/26 831,000 833,383
4.63%, 6/30/26 17,870,700 17,978,959
4.88%, 11/30/25 1,427,000 1,428,731
4.88%, 4/30/26 127,000 127,751
4.88%, 5/31/26 2,815,000 2,833,922
56,185,004
Total Fixed Income Securities
(Cost $628,952,447)
633,797,724
–
Shares
Investment Companies ( 2 .4% )
Eaton Vance Floating-Rate ETF
(See Note G) 209,000 10,381,030
Eaton Vance Ultra-Short Income ETF
(See Note G)(d) 100,000 5,096,500
Total Investment Companies
(Cost $15,535,210)
15,477,530
Short-Term Investments ( 8 .1% )
Investment Company ( 3 .8% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $25,186,113)
25,186,113 25,186,113
Security held as Collateral on Loaned Securities ( 3 .6% )
Investment Company (3.6%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $23,903,038)
23,903,038 23,903,038
Face
Amount
Commercial Paper ( 0 .5% )
International Flavors & Fragrances, Inc.
4.35%, 11/14/25
(Cost $3,257,287)
$ 3,275,000 3,257,438

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
U.S. Government and Agency Security ( 0 .2% )
U.S. Treasury Bill
4.21%, 11/20/25(d)(e)
(Cost $1,521,004)
$ 1,530,000 $ 1,521,574
Total Short-Term Investments
(Cost $53,867,442)
53,868,163
Total Investments ( 105 .5% )
( Cost $ 698,355,099 ) including
$ 40,371,077 of Securities Loaned (f) (g) 703,143,417
Liabilities in Excess of Other Assets (-5.5%)
(36,535,692)
Net Assets (100.0%) $666,607,725
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan at September 30, 2025.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) At September 30, 2025, the aggregate cost for federal income tax purposes is $698,592,054. The aggregate gross unrealized appreciation is $6,130,951 and the aggregate gross unrealized depreciation is $1,713,706, resulting in net unrealized appreciation of $4,417,245.
(g) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA To Be Announced; Security is subject to delayed delivery
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (2.3)%
Collateralized Mortgage Obligations — Agency Collateral Series - (2.3)%
UMBS, Single Family, 30 Year, 6.00%, TBA, 9/25/55 $ (4,659,000) $ (4,762,736)
UMBS, Single Family, 30 Year, 5.50%, TBA, 10/25/55 (1,287,000) (1,297,909)
UMBS, Single Family, 30 Year, 5.50%, TBA, 11/25/55 (8,973,000) (9,042,751)
Total Securities Sold Short (proceeds $15,123,614) $ (15,103,396)
Futures Contracts:
The Fund had the following futures contracts open at September 30, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 675 Dec-25 $ 135,000,000 $ 140,668,946 $ 32,502
U.S. Treasury 5 Year Notes 640 Dec-25 64,000,000 69,885,000 (99,783)
U.S. Treasury Long Bonds 2 Dec-25 200,000 233,188 4,262
Short:
U.S. Treasury 10 Year Notes 263 Dec-25 (26,300,000) (29,587,500) (75,302)
U.S. Treasury 10 Year Ultra Bonds 61 Dec-25 (6,100,000) (7,019,766) (14,321)
$ (152,642)

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 42 .6%
Asset-Backed Securities 21 .6
Commercial Mortgage-Backed Securities 14 .4
U.S. Government and Agency Securities 8 .5
Other** 7 .1
Collateralized Mortgage Obligations — Agency
Collateral Series 5 .8
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 247,394,400 and net unrealized depreciation of $ 152,642 .

Annual Report — September 30, 2025
Portfolio of Investments
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (83.8%)
Corporate Bonds ( 0 .8% )
Diversified Consumer Services (0.2%)
Trustees of Dartmouth College
4.27%, 6/1/30 $ 1,000,000 $ 1,008,064
Health Care Providers & Services (0.6%)
Providence St Joseph Health Obligated Group
5.37%, 10/1/32(a) 2,500,000 2,578,636
3,586,700
Municipal Bonds ( 83 .0% )
Certificate of Participation/Lease ( 0 .2% )
City of Lone Tree CO,
Series 2024
5.00%, 12/1/26 1,095,000 1,124,839
Education ( 8 .9% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(b) 1,000,000 1,027,814
Clifton Higher Education Finance Corp.,
IDEA Public Schools
Series 2019
4.00%, 8/15/31 1,450,000 1,503,925
Colorado Educational & Cultural Facilities Authority,
University of Denver
Series 2017 A
4.00%, 3/1/32 2,055,000 2,079,844
Connecticut State Health & Educational Facilities Authority,
Fairfield University
Series S
5.00%, 7/1/26 1,000,000 1,016,941
Yale University
Series 2025 B-1
5.00%, 7/1/64(b) 2,500,000 2,774,732
Connecticut State Higher Education Supplement Loan Authority,
Series 2025 B-2 (AMT)
5.00%, 11/15/45(b) 750,000 755,156
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-1
5.00%, 5/15/55(b) 2,190,000 2,497,893
Massachusetts Educational Financing Authority,
Series 2024 B (AMT)
5.00%, 7/1/29 575,000 607,101
New Hampshire Health and Education Facilities Authority Act,
Trustees of Dartmouth College
Series 2025 A
5.00%, 6/1/32 4,000,000 4,564,649
University System of New Hampshire
Series 2017 A
5.00%, 7/1/30 1,035,000 1,077,561
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/29 2,000,000 2,113,201
Ohio Higher Educational Facility Commission,
Denison University
Series
5.00%, 11/1/29 1,150,000 1,258,846
Face
Amount Value
Racine Unified School District,
Series 2025 B
4.00%, 4/1/30 $ 4,000,000 $ 4,122,491
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 1,750,000 1,778,901
State Public School Building Authority,
School District of Philadelphia (The)
Series 2006 B
5.00%, 6/1/29 1,000,000 1,079,399
University of Illinois,
Auxiliary Facilities System
Series 2016 A
4.00%, 4/1/29 2,500,000 2,514,381
University of Kentucky,
Series 2014 D
3.00%, 10/1/25 1,600,000 1,600,000
University of Michigan,
Series 2017 A
5.00%, 4/1/33 2,895,000 2,993,352
University of North Carolina at Chapel Hill,
Series 2012 B
3.81%, 12/1/41(b) 3,000,000 3,014,721
Washington State University,
Series 2025
5.00%, 4/1/31 1,440,000 1,618,165
Western Michigan University,
Series 2025 A
5.00%, 11/15/30 2,450,000 2,725,296
42,724,369
General Obligation ( 13 .5% )
Argyle Independent School District,
Series 2025 B-2
4.00%, 8/15/57(b) 2,500,000 2,600,904
Chicago Board of Education,
Series 2017 D
5.00%, 12/1/25 1,200,000 1,201,983
City of Bristol VA,
Series 2023
5.00%, 9/1/27 860,000 860,508
City of Chicago IL,
Series 2020 A
5.00%, 1/1/27 2,000,000 2,033,947
City of Hamilton OH,
Series 2024
4.00%, 12/17/25 835,000 836,628
City of New York NY,
Series C
5.00%, 8/1/30 2,000,000 2,014,935
City of Philadelphia,
Series 2025 C
5.00%, 8/1/30 750,000 835,161
City of San Antonio TX,
Series 2023
5.64%, 2/1/26 1,500,000 1,504,196
Commonwealth of Pennsylvania,
Series 2016
5.00%, 9/15/29 1,260,000 1,286,940

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (83.0%) (cont’d)
General Obligation (13.5%) (cont’d)
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 $ 4,000,014 $ 4,141,431
Cook County School District No. 87,
Berkeley
Series 2021
5.00%, 12/1/27 1,000,000 1,052,385
County of Baltimore,
Series 2024
5.00%, 2/1/31 3,500,000 3,955,937
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/26 1,000,000 1,009,206
Dallas Independent School District,
Series 2025 A-2
5.00%, 2/15/55(b) 2,000,000 2,061,512
Denton Independent School District,
Series B-2
4.00%, 8/15/55(b) 1,000,000 1,066,807
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 3,000,000 3,220,196
Dickinson Independent School District,
Series 2013
3.10%, 8/1/37(b) 1,500,000 1,507,049
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/27 825,000 867,474
El Paso County Hospital District,
Series 2024
5.00%, 8/15/30 1,400,000 1,540,190
Fort Bend Independent School District,
Series 2025 B
3.80%, 8/1/55(b) 1,850,000 1,898,330
Hutto Independent School District,
Series 2015
4.00%, 2/1/55(b) 1,000,000 1,031,807
Metropolitan District (The),
Series 2016C
5.00%, 11/1/31 2,500,000 2,561,112
Navarro Independent School District,
Series 2025
4.00%, 2/15/62(b) 1,500,000 1,549,608
New Caney Independent School District,
Series 2018
4.00%, 2/15/50(b) 600,000 614,456
Northside Independent School District,
Series 2020
3.55%, 6/1/50(b) 2,500,000 2,536,068
Oklahoma County Independent School District No. 12,
Edmond
Series 2025
4.00%, 8/1/27 2,000,000 2,048,502
Prosper Independent School District,
Series 2022
4.00%, 2/15/53(b) 3,000,000 3,096,675
Face
Amount Value
School District of Philadelphia (The),
Series 2019 A
5.00%, 9/1/28 $ 1,000,000 $ 1,064,555
South Country Central School District at Brookhaven,
Series 2025
4.13%, 5/29/26 1,900,000 1,917,452
State of Connecticut,
Series 2021 B
3.00%, 6/1/32 1,900,000 1,901,887
Series 2025 A
5.00%, 3/15/29 750,000 814,087
State of Hawaii HI,
Series FG
5.00%, 10/1/30 2,400,000 2,451,555
State of Illinois IL,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,613,107
State of Maryland,
Series 2017 A
3.00%, 8/1/31 1,895,000 1,898,592
State of Texas,
Series 2025 F
3.98%, 8/1/30 400,000 401,418
Series 2025 F
4.12%, 8/1/31 960,000 964,877
Series 2015
5.00%, 8/1/27 2,500,000 2,503,738
65,465,215
Hospital ( 13 .9% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
3.59%, 11/15/47(b) 2,000,000 1,983,536
California Health Facilities Financing Authority,
Adventist Health System/West Obligated Group
Series 2024 A
5.00%, 12/1/28 1,000,000 1,059,477
California Statewide Communities Development Authority,
Series 2025 B
5.00%, 10/1/30(c) 3,000,000 3,354,181
City of Minneapolis MN,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/28 1,500,000 1,605,719
Series 2025
5.00%, 8/15/29 1,250,000 1,366,004
City of South Miami Health Facilities Authority, Inc.,
Baptist Health South Florida Obligated Group
Series 2025 B
5.00%, 8/15/65(b) 1,230,000 1,352,500
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(b) 2,000,000 2,121,003
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(b) 1,500,000 1,507,782

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (83.0%) (cont’d)
Hospital (13.9%) (cont’d)
Connecticut State Health & Educational Facilities Authority,
Yale-New Haven Health Obligated Group
Series 2024 A
5.00%, 7/1/26 $ 875,000 $ 890,414
County of Franklin,
Trinity Health Corp. Obligated Group
Series 2013 OH
3.00%, 12/1/46(b) 2,000,000 2,000,049
County of Montgomery OH,
Kettering Health Network Obligated Group
Series 2021
5.00%, 8/1/26 1,050,000 1,069,124
District of Columbia,
Children's National Medical Center Obligated Group
Series 2015
5.00%, 7/15/26 1,000,000 1,006,078
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 957,255
Series 2022 B
5.00%, 6/1/50(b) 1,500,000 1,589,271
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 2,610,000 2,612,660
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,110,449
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 1,300,000 1,319,187
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/26 1,925,000 1,940,561
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(b) 2,500,000 2,526,692
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-1
5.00%, 10/1/64(b) 2,000,000 2,157,935
Massachusetts Development Finance Agency,
Beth Israel Lahey Health Obligated Group
Series N
5.00%, 7/1/30 4,000,000 4,447,148
New York State Dormitory Authority,
Memorial Sloan-Kettering Cancer Center
Series 2025 2-A
5.00%, 7/1/48(b) 3,000,000 3,268,366
Montefiore Obligated Group
Series 2024
5.00%, 11/1/26 375,000 382,530
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/31 200,000 217,791
Face
Amount Value
North Carolina Medical Care Commission,
Duke University Health System, Inc. Obligated Group
Series 2025 B
5.00%, 6/1/55(b) $ 2,000,000 $ 2,188,977
Roanoke Economic Development Authority,
Carilion Clinic Obligated Group
Series 2020 D
5.00%, 7/1/53(b) 2,500,000 2,713,810
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 B
5.00%, 9/1/49(b) 750,000 799,013
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.00%, 11/1/31 2,500,000 2,790,597
South Dakota Health & Educational Facilities Authority,
Sanford Obligated Group
Series 2025 C-2
5.00%, 11/1/51(b) 500,000 550,991
Series 2025 C-1
5.00%, 11/1/52(b) 1,850,000 1,994,326
Tarrant County Cultural Education Facilities Finance Corp.,
CHRISTUS Health Obligated Group
Series 2024 B
5.00%, 7/1/30 1,500,000 1,639,522
Texas Health Resources Obligated Group
Series 2025 C
5.00%, 11/15/64(b) 3,500,000 3,896,676
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 2,000,000 2,261,949
University of Wisconsin Hospitals & Clinics,
Series 2024 B
5.00%, 4/1/54(b) 2,000,000 2,214,642
Washington Health Care Facilities Authority,
Series 2025 B
5.00%, 10/1/30 3,000,000 3,290,909
66,187,124
Housing ( 0 .4% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/27 390,000 403,470
Series 2025 A
5.00%, 6/15/31 475,000 520,613
Series 2025 A
5.00%, 6/15/33 750,000 827,708
1,751,791
Other Revenue ( 30 .9% )
Alaska Housing Finance Corp.,
Series 2025-1
2.80%, 12/1/29 490,000 486,440
Series 2025-1
3.00%, 6/1/30 300,000 298,990
Series 2025-1
3.05%, 12/1/30 540,000 537,571

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (83.0%) (cont’d)
Other Revenue (30.9%) (cont’d)
Arizona Industrial Development Authority,
Diamond View at Ballpark Village LP
Series 2025
2.76%, 7/1/47(b) $ 2,590,000 $ 2,572,564
Bergen County Improvement Authority (The),
Series 2024
4.00%, 10/16/25 1,000,000 1,000,510
Series 2025 A
4.00%, 5/21/26 2,500,000 2,520,979
Black Belt Energy Gas District,
Series 2025 E
5.00%, 5/1/30 1,000,000 1,070,175
Series 2023 D-1
5.50%, 6/1/49(b) 2,450,000 2,626,518
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(b) 995,000 1,090,065
California Municipal Finance Authority,
United Airlines, Inc.
Series 2019 (AMT)
4.00%, 7/15/29 2,330,000 2,345,252
View at San Bruno LP
Series 2024 A-1
5.00%, 6/1/56(b) 2,500,000 2,654,560
California Pollution Control Financing Authority,
Waste Management, Inc.
Series 2003 A (AMT)
4.25%, 11/1/38(b) 1,000,000 1,022,985
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,680,625
State of California Department of General Services
Series 2024 B
5.00%, 4/1/26 1,000,000 1,004,735
Casino Reinvestment Development Authority, Inc.,
Series 2024 A
5.00%, 11/1/30 750,000 829,350
Series 2024 A
5.00%, 11/1/31 1,000,000 1,117,421
Central Puget Sound Regional Transit Authority,
Sales Motor Vehicle & Rental Car Tax
Series 2016 S-1
5.00%, 11/1/30 2,580,000 2,642,062
Chandler Industrial Development Authority,
Intel Corp.
Series 2019 (AMT)
4.00%, 6/1/49(b) 1,500,000 1,531,854
Series 2007 (AMT)
4.10%, 12/1/37(b) 2,000,000 2,012,879
City of Whiting IN,
BP Products North America, Inc.
Series 2019 A (AMT)
5.00%, 12/1/44(b) 2,500,000 2,533,246
Colorado Housing and Finance Authority,
Series 2025 E-2
3.35%, 10/1/29 2,000,000 2,034,333
Face
Amount Value
Series 2025 F-2
3.80%, 4/1/28 $ 2,000,000 $ 2,028,075
Colorado Science and Technology Park Metropolitan District No. 1,
Series 2024 A
5.00%, 12/1/27 360,000 375,999
Series 2024 A
5.00%, 12/1/28 400,000 425,532
County of Delaware,
Series 2015
3.50%, 12/1/31 2,750,000 2,750,697
County Square Redevelopment Corp.,
County of Greenville
Series 2025
5.00%, 4/1/30 500,000 556,638
Detroit Downtown Development Authority,
Catalyst Development Area
Series 2024
5.00%, 7/1/28 1,000,000 1,063,192
Series 2024
5.00%, 7/1/29 1,000,000 1,083,686
Florida Development Finance Corp.,
GFL Solid Waste Southeast LLC
Series 2024 A (AMT)
4.38%, 10/1/54(b)(c) 2,000,000 2,020,345
Waste Management, Inc.
Series 2025 A (AMT)
3.40%, 9/1/50(b) 1,200,000 1,200,031
Florida Housing Finance Corp.,
Osprey Sound Apartments LP
Series 2025 D
3.00%, 3/1/43(b) 2,250,000 2,251,924
Hawaii Housing Finance & Development Corp.,
Hale Moiliili LP
Series 2024
3.30%, 12/1/29(b) 1,500,000 1,516,270
Illinois Finance Authority,
Field Museum of Natural History
Series 2019
4.06%, 11/1/34(b) 1,580,000 1,578,980
Indiana Finance Authority,
Republic Services, Inc.
Series 2010 A (AMT)
3.80%, 5/1/28(b) 2,000,000 1,999,137
Industrial Development Authority of the City of Phoenix Arizona (The),
Series 2025
3.10%, 2/1/59(b) 1,500,000 1,506,424
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co.
Series 2008
3.30%, 7/15/34(b) 2,000,000 2,003,014
Iowa Finance Authority,
Gevo NW Iowa RNG LLC
Series 2021 (AMT)
3.88%, 1/1/42(b) 415,000 414,292
Kansas Development Finance Authority,
Manhattan HP LP
Series 2025 J
2.70%, 10/1/46(b) 1,500,000 1,491,281

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (83.0%) (cont’d)
Other Revenue (30.9%) (cont’d)
Kentucky State Property & Building Commission,
Commonwealth of Kentucky
Series A
5.00%, 4/1/30 $ 750,000 $ 829,885
Lambertson Farms Metropolitan District No. 1,
Series 2024 A
5.00%, 12/15/26 1,220,000 1,247,512
Lawton Industrial Development Authority,
Sales Tax
Series 2025 B
4.00%, 7/1/27 200,000 199,834
Series 2025 B
4.10%, 7/1/28 280,000 279,266
Series 2025 B
4.20%, 7/1/29 225,000 224,160
Series 2025 B
4.35%, 7/1/30 250,000 248,824
Lewisburg Industrial Development Board,
Waste Management, Inc. of Tennessee
Series 2012 (AMT)
3.85%, 7/2/35(b) 1,000,000 999,882
Long Island Power Authority,
Series 2025 B
3.00%, 9/1/55(b) 1,715,000 1,706,907
Series 2022 B
5.00%, 9/1/52(b) 2,000,000 2,056,833
Lower Alabama Gas District (The),
Series 2016 A
5.00%, 9/1/27 1,500,000 1,547,607
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(b) 2,500,000 2,553,033
Series 2025 A
5.00%, 6/1/29 500,000 531,783
Series 2025 A
5.00%, 12/1/29 1,000,000 1,071,015
Series 2023 D
5.00%, 5/1/54(b) 1,500,000 1,607,679
Maricopa County Industrial Development Authority,
Marbella Ranch AH I LLLP
Series 2025
2.81%, 5/1/48(b) 2,500,000 2,492,462
Massachusetts Port Authority,
Bosfuel Corp.
Series 2019 A-1 (AMT)
5.00%, 7/1/32 1,000,000 1,061,851
Metropolitan Pier & Exposition Authority,
State of Illinois McCormick Place Expansion Project Fund
Series 2023 A
5.00%, 12/15/28 1,000,000 1,040,907
Series 2024 A
5.00%, 6/15/29 1,535,000 1,597,647
Metropolitan Transportation Authority Dedicated Tax Fund,
Series 2008 B-3B
5.00%, 11/15/30 1,730,000 1,777,527
Michigan State Building Authority,
Series 2016 I
5.00%, 10/15/31 2,870,000 2,937,235
Face
Amount Value
Michigan State Housing Development Authority,
Series 2025 A-1
3.55%, 10/1/31 $ 2,000,000 $ 2,003,683
HOM Flats at 28 West Project
Series 2025
2.70%, 10/1/43(b) 2,345,000 2,331,369
Mission Economic Development Corp.,
Republic Services, Inc.
Series 2012 (AMT)
3.85%, 1/1/26(b) 1,000,000 999,882
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
4.05%, 5/1/38(b) 2,500,000 2,527,164
New Jersey Housing & Mortgage Finance Agency,
Series 2024 D-2
2.95%, 5/1/28 1,000,000 999,205
New Mexico Municipal Energy Acquisition Authority,
Series 2025
5.00%, 6/1/54(b) 3,000,000 3,231,862
New York City Housing Development Corp.,
Series 2024 F-2
3.40%, 11/1/64(b) 2,000,000 2,017,802
Series 2025 C-2
3.75%, 5/1/65(b) 1,000,000 1,018,347
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 1,000,000 1,034,319
New York City Industrial Development Agency,
Yankee Stadium LLC
Series 2020 A
4.00%, 3/1/31 1,265,000 1,311,435
New York Energy Finance Development Corp.,
Series 2025
5.00%, 7/1/56(b) 1,445,000 1,545,098
New York State Dormitory Authority,
Series 2017 B
5.00%, 2/15/32 2,500,000 2,597,667
New York State Energy Research & Development Authority,
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 1,085,000 1,109,162
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.35%, 6/15/54(b) 750,000 753,508
Series 2024 B-2
3.35%, 12/15/54(b) 1,650,000 1,661,608
North Carolina Housing Finance Agency,
Series 55 C
3.20%, 7/1/56(b) 1,015,000 1,015,056
North Lawrence Community Schools Building Corp.,
North Lawrence Community Schools
Series 2025
5.00%, 7/15/29 250,000 269,906
Series 2025
5.00%, 7/15/31 320,000 355,800
Series 2025
5.00%, 1/15/32 260,000 290,426

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (83.0%) (cont’d)
Other Revenue (30.9%) (cont’d)
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/30 $ 1,100,000 $ 1,168,134
Oklahoma Development Finance Authority,
Oklahoma State Regents for Higher Education
Series 2016 D
4.00%, 6/1/31 2,335,000 2,350,080
Oregon State Lottery,
Series 2025 A
5.00%, 4/1/30 500,000 555,960
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(b) 2,895,000 2,932,881
Pennsylvania Economic Development Financing Authority,
Waste Management Obligated Group
Series 2011 (AMT)
4.25%, 7/1/41(b) 1,000,000 1,007,772
Philadelphia Gas Works Co.,
Series 14
5.00%, 10/1/33 2,425,000 2,465,550
Raleigh Housing Authority,
WCO Tryon LP
Series 2025
2.95%, 9/1/59(b) 2,460,000 2,455,415
Sales Tax Securitization Corp.,
Series 2020 AA
5.00%, 1/1/26 1,875,000 1,884,336
Series 2020 A
5.00%, 1/1/27 1,290,000 1,325,018
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/28 1,250,000 1,345,515
State of Illinois IL,
Sales Tax
Series 2021 C
5.00%, 6/15/28 2,770,000 2,930,744
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
3.53%, 9/15/27(b) 895,000 894,956
Triborough Bridge & Tunnel Authority,
Series 2025 A
5.00%, 3/1/28 1,500,000 1,589,166
Real Estate Transfer Tax
Series 2025 A
5.00%, 12/1/28 1,000,000 1,081,811
Utah Transit Authority,
Series 2025
5.00%, 12/15/33 2,000,000 2,333,517
Virgin Islands Transportation & Infrastructure Corp.,
Series 2025
5.00%, 9/1/29 1,000,000 1,060,003
Virginia Housing Development Authority,
Series 2023 E
4.10%, 10/1/27 2,000,000 2,001,398
Face
Amount Value
Warner Robins Housing Authority Resident Council Corp.,
Arbours at Wellston LLC
Series 2024
5.00%, 2/1/29(b) $ 1,000,000 $ 1,049,082
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(b) 1,000,000 1,012,573
West Virginia Economic Development Authority,
Appalachian Power Co.
Series 2011 A (AMT)
3.30%, 1/1/41(b) 2,500,000 2,518,846
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(b) 2,330,000 2,356,687
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(b) 1,330,000 1,342,252
Wisconsin Housing & Economic Development Authority Housing,
Series 2023 E
3.88%, 11/1/54(b) 485,000 485,381
149,110,856
Transportation ( 10 .0% )
Chicago Midway International Airport,
Series 2023 B
5.00%, 1/1/26 1,000,000 1,006,117
Chicago O'Hare International Airport,
Series 2024 F
5.00%, 1/1/28 1,260,000 1,330,159
City & County of Denver,
Airport System
Series 2018 A (AMT)
5.00%, 12/1/32 1,500,000 1,571,118
City & County of Denver CO,
Airport System
Series 2018 A (AMT)
5.00%, 12/1/31 5,000,000 5,263,886
City of Austin,
Airport System
Series 2022 (AMT)
5.00%, 11/15/30 1,305,000 1,430,652
City of Cleveland OH,
Airport System
Series 2025 A
5.00%, 1/1/30 600,000 656,853
City of Houston,
Airport System
Series 2025 A (AMT)
5.00%, 7/1/29 3,000,000 3,215,552
County of Broward FL,
Airport System
Series A (AMT)
5.00%, 10/1/29 2,000,000 2,003,076
Dallas Fort Worth International Airport,
Series 2023 B
5.00%, 11/1/25 1,250,000 1,252,161
Series 2023 C (AMT)
5.00%, 11/1/27 1,250,000 1,302,950

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (83.0%) (cont’d)
Transportation (10.0%) (cont’d)
E-470 Public Highway Authority,
Series 2024 B
3.54%, 9/1/39(b) $ 1,000,000 $ 997,965
Massachusetts Port Authority,
Series 2019 A (AMT)
5.00%, 7/1/26 1,000,000 1,014,622
Metropolitan Transportation Authority,
Series 2020 E
5.00%, 11/15/29 2,500,000 2,722,282
Series 2025 B
5.00%, 11/15/30 4,000,000 4,425,213
New Jersey Turnpike Authority,
Series 2024 A
5.00%, 1/1/28 2,500,000 2,640,896
North Carolina Turnpike Authority,
Series 2017
5.00%, 1/1/29 1,090,000 1,119,671
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 1,000,000 1,031,392
Pennsylvania Turnpike Commission,
Series 2016 B
5.00%, 6/1/29 1,000,000 1,014,418
Series 2025-2
5.00%, 12/1/45(b) 1,000,000 1,128,702
Pennsylvania Turnpike Commission Registration Fee,
Series 2023
3.74%, 7/15/41(b) 2,000,000 1,997,408
Port Authority of New York & New Jersey,
Series 242 (AMT)
5.00%, 12/1/26 1,500,000 1,535,991
Series 242 (AMT)
5.00%, 12/1/27 1,500,000 1,567,256
Series 248
5.00%, 1/15/28 1,000,000 1,060,290
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 2,000,000 2,001,581
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/28 350,000 375,834
State of Connecticut,
Series A
4.00%, 9/1/34 1,985,000 1,993,816
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series F (AMT)
5.00%, 12/1/31 2,500,000 2,506,472
48,166,333
Utility ( 3 .4% )
City of Springfield IL,
Electric
Series 2024
5.00%, 3/1/30 2,500,000 2,725,668
Face
Amount Value
Development Authority of Burke County (The),
Georgia Power Co.
Series 2012-2
3.30%, 12/1/49(b) $ 750,000 $ 761,732
Series 2013-1
3.38%, 11/1/53(b) 500,000 503,037
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(b) 2,250,000 2,288,201
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(b) 2,000,000 2,042,650
Energy Northwest,
Bonneville Power Administration
Series 2020A
5.00%, 7/1/31 1,040,000 1,155,992
Grand River Dam Authority,
Series 2016 A
5.00%, 6/1/29 1,165,000 1,193,088
Louisa Industrial Development Authority,
Virginia Electric and Power Co.
Series 2008 B
3.13%, 11/1/35(b) 1,000,000 1,009,700
Missouri Joint Municipal Electric Utility Commission,
Series 2023
5.00%, 1/1/26 1,345,000 1,352,479
Municipal Electric Authority of Georgia,
Series 2024 A
5.00%, 1/1/26 1,000,000 1,005,914
Series 2021 A
5.00%, 1/1/29 1,225,000 1,317,361
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 530,000 533,275
15,889,097
Water & Sewer ( 1 .8% )
Clairton Municipal Authority,
Series 2024 B
5.00%, 12/1/27 1,450,000 1,513,506
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(b) 1,500,000 1,539,182
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(b) 2,000,000 1,874,992
Texas Water Development Board,
State Water Implementation Revenue Fund for Texas
Series 2023 A
5.00%, 10/15/25 1,000,000 1,000,901

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (83.0%) (cont’d)
Water & Sewer (1.8%) (cont’d)
Trinity River Authority,
Central Regional Wastewater System
Series 2017
5.00%, 8/1/29 $ 2,835,000 $ 2,960,738
8,889,319
399,308,943
Total Fixed Income Securities
(Cost $398,554,297)
402,895,643
–
Shares
Short-Term Investments ( 17 .9% )
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.04%
(See Note G)
(Cost $320,250)
320,250 320,250
Investment Company ( 2 .6% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.90%
(Cost $12,610,406)
12,609,145 12,610,406
Face
Amount
Municipal Bonds ( 15 .2% )
Education ( 1 .8% )
Health & Educational Facilities Authority of the State of Missouri,
St. Louis University
Series 2008 B
3.50%, 10/1/35(b)(d) $ 2,115,000 2,115,000
Massachusetts Development Finance Agency,
Trustees of Boston University
Series 2008 U6E
3.25%, 10/1/42(b)(d) 1,600,000 1,600,000
University of Delaware,
Series 2005
3.90%, 11/1/35(b)(d) 3,000,000 3,000,000
Series 2013 C
3.90%, 11/1/37(b)(d) 1,700,000 1,700,000
8,415,000
General Obligation ( 0 .3% )
City of New York NY,
Series 2014 I-2
3.70%, 3/1/40(b)(d) 500,000 500,000
Series 2015 F-6
3.70%, 6/1/44(b)(d) 1,120,000 1,120,000
1,620,000
Hospital ( 2 .2% )
County of Hamilton,
TriHealth Obligated Group
Series 2021 B
3.95%, 8/15/51(b)(d) 2,500,000 2,500,000
Face
Amount Value
Harris County Health Facilities Development Corp.,
Houston Methodist Hospital Obligated Group
Series A-2
3.70%, 12/1/41(b)(d) $ 5,000,000 $ 5,000,000
Iowa Finance Authority,
Iowa Health System Obligated Group
Series 2018 F
3.85%, 7/1/41(b)(d) 3,000,000 3,000,000
10,500,000
Other Revenue ( 4 .7% )
City of Gainesville FL,
Utilities System
Series 2012 B
3.70%, 10/1/42(b)(d) 6,000,000 6,000,000
Gulf Coast Industrial Development Authority,
Exxon Mobil Corp.
Series 2012
3.70%, 11/1/41(b)(d) 5,800,000 5,800,000
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2007 B
3.50%, 12/1/30(b) 4,950,000 4,950,000
New York City Transitional Finance Authority,
Series 2019 A-4
3.70%, 8/1/45(b)(d) 3,770,000 3,770,000
Series 2019 C-4
3.85%, 11/1/44(b)(d) 2,000,000 2,000,000
22,520,000
Transportation ( 1 .3% )
Metropolitan Transportation Authority,
Series 2012 G-3
3.65%, 11/1/31(b) 4,000,000 4,000,000
Metropolitan Washington Airports Authority,
Aviation
Series 2009 D-2
3.90%, 10/1/39(b)(d) 2,565,000 2,565,000
6,565,000
Utility ( 1 .5% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
3.85%, 7/1/49(b)(d) 4,500,000 4,500,000
Indiana Municipal Power Agency,
Series 2019 B
3.88%, 1/1/42(b)(d) 3,000,000 3,000,000
7,500,000
Water & Sewer ( 3 .4% )
District of Columbia Water & Sewer Authority,
Series 2025 C-2
3.70%, 10/1/60(b) 8,395,000 8,395,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series AA-6
3.70%, 6/15/48(b)(d) 1,500,000 1,500,000
Series 2023 CC
3.85%, 6/15/53(b)(d) 3,000,000 3,000,000

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (15.2%) (cont’d)
Water & Sewer (3.4%) (cont’d)
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Series 2024 C
3.90%, 12/1/54(b)(d) $ 3,300,000 $ 3,300,000
16,195,000
Total Municipal Bonds
(Cost $73,315,000)
73,315,000
Total Short-Term Investments
(Cost $86,245,656)
86,245,656
Total Investments ( 101 .7% )
( Cost $ 484,799,953 ) including
$ 309,436 of Securities Loaned (e) 489,141,299
Liabilities in Excess of Other Assets (-1.7%)
(8,081,278)
Net Assets (100.0%) $481,060,021
(a) All or a portion of this security was on loan at September 30, 2025.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.
(e) At September 30, 2025, the aggregate cost for federal income tax purposes is $484,799,953. The aggregate gross unrealized appreciation is $4,481,261 and the aggregate gross unrealized depreciation is $139,915, resulting in net unrealized appreciation of
$4,341,346.
AMT Alternative Minimum Tax
At September 30, 2025 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
Texas 13 .1%
New York 11 .7
Others, representing less than 10% individually 76 .9
Total Investments 101 .7%
Sector Classification of Portfolio*
Classification
Percentage of Total
Investments
Other Revenue 35 .1%
Hospital 15 .7
General Obligation 13 .7
Transportation 11 .2
Education 10 .5
Other** 8 .7
Water & Sewer 5 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (116.6%)
Asset-Backed Securities ( 13 .1% )
AASET,
2025-1A
5.94%, 2/16/50(a) $ 8,594,891 $ 8,799,418
AASET Ltd.,
2025-2A
6.01%, 2/16/50(a) 4,148,154 4,174,836
Abry Liquid Credit CLO Ltd.,
2025-1A
CME Term SOFR 3 Month + 3.25%,
0.00%, 10/20/38(a)(b) 3,000,000 3,011,250
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 1,238,839 1,251,314
2024-3AL
5.68%, 12/26/31(a) 511,432 516,738
2024-3AL
6.75%, 12/26/31(a) 1,515,280 1,538,448
ACM Auto Trust,
2025-1A
5.38%, 6/20/29(a) 2,569,475 2,561,664
2025-2A
5.55%, 6/20/28(a) 1,519,533 1,514,464
Ally Bank Auto Credit-Linked Notes,
2024-B
5.12%, 9/15/32(a) 1,090,444 1,100,196
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 5,363,909 5,501,605
American Homes 4 Rent Trust,
2015-SFR2
6.07%, 10/17/52(a) 1,001,000 998,469
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 397,561 389,183
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 2.85%,
7.17%, 1/15/38(a)(b) 1,000,000 1,005,983
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 2.75%,
7.08%, 4/20/38(a)(b) 1,500,000 1,494,415
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
8.92%, 7/15/37(a)(b) 1,000,000 1,008,712
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 3.30%,
7.58%, 3/31/38(a)(b) 1,500,000 1,514,781
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) 565,776 564,134
Benefit Street Partners CLO 41 Ltd.,
2025-41A
CME Term SOFR 3 Month + 2.75%,
7.07%, 7/25/38(a)(b) 1,500,000 1,515,591
Face
Amount Value
Birch Grove CLO 14 Ltd.,
2025-14A
CME Term SOFR 3 Month + 3.50%,
7.83%, 7/22/37(a)(b) $ 3,000,000 $ 3,012,846
Bridge Trust,
2025-SFR1
4.20%, 9/17/42(a) 3,585,000 3,391,378
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 2.80%,
7.12%, 4/15/38(a)(b) 3,000,000 3,011,508
2023-20A
CME Term SOFR 3 Month + 3.40%,
7.73%, 4/15/38(a)(b) 3,000,000 3,021,759
2023-21A
CME Term SOFR 3 Month + 2.75%,
0.00%, 10/18/38(a)(b) 2,000,000 2,007,500
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 7,925,225 7,823,448
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 9,441,993 9,600,284
2025-1A
7.75%, 2/15/50(a) 3,013,260 3,031,918
2025-2A
5.47%, 8/15/50(a) 2,090,340 2,108,540
2025-2A
6.30%, 8/15/50(a) 6,514,439 6,574,916
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,840,000 1,747,415
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 3,211,384 3,226,692
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 4,500,000 4,574,476
2024-2A
5.92%, 11/22/49(a) 4,224,000 4,316,046
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 12,425,000 12,132,297
DataBank Issuer II LLC,
2025-1A
5.18%, 9/27/55(a) 9,870,000 9,898,203
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 2,538,200 2,512,038
2021-1A
2.05%, 11/20/51(a) 2,229,150 2,171,030
Dell Equipment Finance Trust,
2023-3
5.93%, 4/23/29(a) 448,818 451,880
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 3,160,048 3,159,655
2019-2A
3.98%, 10/20/49(a) 2,731,133 2,712,551

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (13.1%) (cont’d)
2020-1A
3.79%, 7/20/50(a) $ 3,068,016 $ 3,016,069
2020-2A
3.24%, 1/20/51(a) 11,279,108 10,911,065
2021-1A
2.79%, 10/20/51(a) 5,929,428 5,597,832
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 1,098,512 1,084,927
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
7.18%, 10/18/37(a)(b) 1,000,000 1,007,974
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 444,112 437,573
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 7,608,577 7,663,855
2025-HE5
5.29%, 8/25/55(a)(b) 2,690,009 2,727,528
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 965,472
2021-SFR3
3.98%, 12/17/38(a) 1,000,000 963,352
FMC GMSR Issuer Trust,
2022-GT2
7.90%, 7/25/27(a) 2,675,000 2,690,461
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(a) 2,810,000 2,827,848
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 9,382,355 9,380,845
FortiFi,
2023-1A
6.23%, 9/20/59(a) 2,379,874 2,382,233
Galaxy 31 CLO Ltd.,
2023-31A
CME Term SOFR 3 Month + 3.20%,
7.51%, 7/15/38(a)(b) 2,350,000 2,363,421
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) 484,767 461,027
Gilead Aviation LLC,
2025-1A
5.79%, 3/15/50(a) 4,145,216 4,240,434
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 1,497,683 1,535,427
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 996,992 995,524
2021-1A
2.77%, 4/20/29(a) 572,433 570,144
Face
Amount Value
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) $ 1,362,173 $ 1,068,065
2021-1A
5.74%, 10/15/56(a) 1,937,445 1,420,924
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
7.57%, 10/15/37(a)(b) 1,500,000 1,508,424
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 4,351,000 4,402,900
Jersey Mike's Funding,
2021-1A
2.89%, 2/15/52(a) 2,468,750 2,417,084
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 1,893,170 1,891,995
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 141,637 140,314
KKR CLO 48 Ltd.,
48A
CME Term SOFR 3 Month + 2.95%,
0.00%, 10/20/38(a)(b) 3,000,000 3,011,250
Lendbuzz Securitization Trust,
2025-2A
5.13%, 11/15/30(a) 2,940,000 2,930,109
2025-2A
5.28%, 4/15/31(a) 4,545,000 4,477,987
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
7.00%, 5/16/30(a)(b) 6,401,000 6,417,185
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 811,602 681,697
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 226,140 221,828
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 200,652 198,347
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
7.48%, 7/18/37(a)(b) 1,500,000 1,512,582
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
8.47%, 7/15/36(a)(b) 500,000 500,950
2019-22A
CME Term SOFR 3 Month + 2.90%,
7.22%, 7/15/36(a)(b) 1,500,000 1,502,440
Marlette Funding Trust,
2025-1A
5.26%, 7/16/35(a) 3,504,000 3,528,177

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (13.1%) (cont’d)
MidOcean Credit CLO XV Ltd.,
2024-15A
CME Term SOFR 3 Month + 3.35%,
7.68%, 7/21/37(a)(b) $ 2,000,000 $ 2,008,850
MMP Capital LLC,
2025-A
5.72%, 12/15/31(a) 3,105,000 3,163,413
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 4,529,329 4,047,392
2020-1A
2.10%, 4/20/46(a) 366,851 323,331
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 1,893,214 1,898,478
2025-1
5.11%, 10/15/50(a) 4,600,000 4,626,220
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 4,734,838 4,491,996
New Mountain CLO 3 Ltd.,
CLO-3A
CME Term SOFR 3 Month + 2.95%,
7.23%, 10/20/38(a)(b) 3,000,000 3,028,746
New Mountain CLO 7 Ltd.,
CLO-7A
CME Term SOFR 3 Month + 3.85%,
8.13%, 3/31/38(a)(b) 2,000,000 2,023,532
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.75%, 7/25/50(a)(b) 642,222 647,086
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) 2,286,207 2,329,031
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
9.03%, 7/20/37(a)(b) 1,000,000 1,006,249
OneMain Financial Issuance Trust,
2019-2A
3.66%, 10/14/36(a) 3,305,000 3,211,835
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 1,020,000 1,022,994
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 1,736,081 1,703,344
2021-C
2.18%, 10/8/31(a) 921,031 903,904
2025-A
5.01%, 2/8/33(a) 3,500,000 3,505,465
2025-A
5.30%, 2/8/33(a) 1,515,000 1,516,981
2025-A
5.89%, 2/8/33(a) 6,476,000 6,486,317
Face
Amount Value
2025-C
4.93%, 7/8/33(a) $ 5,235,000 $ 5,254,441
2025-C
5.18%, 7/8/33(a) 4,775,000 4,792,616
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 502,066 503,420
Planet Fitness Master Issuer LLC,
2019-1A
3.86%, 12/5/49(a) 245,050 235,476
2024-1A
5.77%, 6/5/54(a) 6,606,270 6,742,333
PNMAC GMSR Issuer Trust,
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.61%, 8/26/30(a)(b) 4,985,000 5,014,464
RCKT Trust,
2025-1A
5.16%, 7/25/34(a) 2,585,000 2,602,003
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.75%, 12/27/44(a)(b) 64,119 64,076
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.49%, 6/27/33(a) 4,300,000 4,325,872
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 1,423,000 1,425,725
2025-1A
5.09%, 8/15/50(a) 11,370,000 11,419,452
Service Experts Issuer LLC,
2025-1A
5.38%, 1/20/37(a) 4,639,901 4,666,146
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 14,116,296 13,317,493
2021-1
2.87%, 7/30/51(a) 2,659,637 2,479,461
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 4,476,875 4,436,111
2024-1A
6.17%, 1/25/54(a) 620,550 642,195
Silver Point CLO 12 Ltd.,
2025-12A
CME Term SOFR 3 Month + 2.65%,
6.65%, 10/15/38(a)(b) 1,700,000 1,706,375
Sixth Street CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 3.15%,
7.47%, 10/24/37(a)(b) 750,000 757,405
Sixth Street CLO XX Ltd.,
2021-20A
CME Term SOFR 3 Month + 2.95%,
7.21%, 7/17/38(a)(b) 2,250,000 2,276,550

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (13.1%) (cont’d)
SoFi Consumer Loan Program Trust,
2025-2
5.22%, 6/25/34(a) $ 5,169,000 $ 5,231,520
STAR Trust,
2021-SFR1
CME Term SOFR 1 Month + 3.31%,
7.46%, 4/17/38(a)(b) 800,000 799,336
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
7.11%, 1/17/39(a)(b) 2,490,894 2,496,118
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.64%, 5/17/39(a)(b) 988,230 993,967
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
7.09%, 10/17/41(a)(b) 3,095,000 3,122,304
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.59%, 2/17/42(a)(b) 7,030,721 7,054,043
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
6.09%, 2/17/42(a)(b) 2,753,000 2,757,034
2025-SFR5
CME Term SOFR 1 Month + 2.45%,
6.59%, 2/17/42(a)(b) 1,670,000 1,672,346
2025-SFR6
CME Term SOFR 1 Month + 1.65%,
5.79%, 8/17/42(a)(b) 5,179,000 5,185,955
2025-SFR6
CME Term SOFR 1 Month + 2.00%,
6.14%, 8/17/42(a)(b) 1,200,000 1,203,795
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 1,324,945 1,317,039
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 1,424,199 1,424,557
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 2,790,375 2,795,661
2024-3A
5.57%, 7/30/54(a) 5,456,765 5,486,543
Sunbird Engine Finance LLC,
2020-1A
3.67%, 2/15/45(a) 528,482 519,652
Taco Bell Funding LLC,
2021-1A
1.95%, 8/25/51(a) 1,139,700 1,101,429
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.69%, 9/25/65(a)(b) 6,060,000 6,083,652
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.49%, 3/17/42(a)(b) 1,800,000 1,803,345
Face
Amount Value
Truist Bank Auto Credit-Linked Notes,
2025-1
4.73%, 9/26/33(a) $ 6,451,820 $ 6,464,517
UPX HIL Issuer Trust,
2025-1
5.16%, 1/25/47(a) 10,900,255 10,955,443
Wendy's Funding LLC,
2018-1A
3.88%, 3/15/48(a) 1,844,512 1,819,676
2019-1A
3.78%, 6/15/49(a) 1,013,843 1,008,267
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 425,762 441,588
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) 5,735,229 5,819,579
426,766,994
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 30 .6% )
FHLMC Gold Pool, 30 Year
4.00%, 6/1/44 114,139 111,067
6.00%, 8/1/37 - 11/1/37 2,181 2,295
6.50%, 8/1/29 119 119
FHLMC Gold Pool, Other
3.50%, 4/1/49 - 8/1/49 157,494 144,976
4.00%, 10/1/49
- 11/1/49 97,309 92,268
5.41%, 8/1/37 1,324 1,332
5.44%, 1/1/37 - 2/1/38 22,163 22,871
5.46%, 8/1/37 - 1/1/38 24,052 24,858
5.50%, 8/1/37 - 11/1/37 34,850 36,293
5.62%, 12/1/36 - 8/1/37 23,618 24,580
FNMA, 30 Year
3.50%, 2/1/48 - 5/1/48 784,918 728,388
5.62%, 12/1/36 14,894 15,483
FNMA, Other
3.50%, 1/1/48 - 1/1/50 889,197 818,971
4.00%, 8/1/49 - 9/1/49 321,650 304,987
4.50%, 3/1/49 - 8/1/49 300,494 290,861
GNMA I, 30 Year
6.50%, 5/15/40 121,705 126,630
GNMA II, Other
4.50%, 5/20/49
- 7/20/49 123,364 119,665
GNMA II, Single Family, 30 Year
3.50%, 11/20/40
- 7/20/46 306,896 289,667
4.00%, 8/20/41
- 11/20/49 1,596,884 1,527,059
4.50%, 4/20/49 22,149 21,817
5.00%, 12/20/48 13,163 13,114
UMBS Pool, 30 Year
4.00%, 4/1/49 284,537 272,286
4.50%, 2/1/49 230,802 227,442
5.00%, 11/1/54 13,389,696 13,289,448
5.50%, 11/1/54 - 9/1/55 135,314,898 136,559,444

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral
Series  (30.6%) (cont’d)
UMBS, 30 Year
4.00%, 11/1/41 - 9/1/48 $ 1,368,359 $ 1,328,141
4.50%, 3/1/41 - 11/1/44 354,209 354,817
5.00%, 10/1/54 17,794,390 17,661,164
5.50%, 5/1/54 - 9/1/55 169,476,289 171,067,441
6.00%, 7/1/55 - 10/1/55 88,702,722 90,716,360
6.50%, 6/1/26 - 1/1/34 184,711 192,385
7.00%, 5/1/28 - 12/1/33 29,676 31,235
UMBS, Single Family, 30 Year
4.00%, 9/25/55
- 10/25/55 48,160,000 45,400,206
4.50%, 10/25/55, TBA 6,657,175 6,459,020
5.00%, 10/25/55, TBA 290,283,000 287,913,115
5.50%, 10/25/55, TBA 213,750,908 215,562,778
6.00%, 10/25/55, TBA 338,000 345,315
992,097,898
Commercial Mortgage-Backed Securities ( 10 .3% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 937,400 889,502
BAHA Trust
7.77%, 12/10/41(a)(b) 7,590,653 7,922,114
BAMLL Commercial Mortgage Securities Trust
3.47%, 11/5/32(a) 3,440,000 3,215,914
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.50%, 8/15/39(a)(b) 3,515,000 3,531,095
Banc of America Alternative Loan Trust
6.36%, 10/25/36(c) 369,807 104,344
BANK
3.02%, 12/15/53(b) 4,200,000 2,296,443
IO
0.95%, 10/17/52(b) 13,614,068 359,576
BBCMS Mortgage Trust
IO
0.64%, 12/15/55(b) 17,905,822 607,088
Bear Stearns ARM Trust
5.24%, 2/25/34(b) 297,409 282,308
Benchmark Mortgage Trust
IO
0.93%, 9/15/48(a)(b) 25,152,299 388,975
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.65%, 12/15/35(a)(b) 4,222,000 4,186,472
CME Term SOFR 1 Month + 2.00%,
6.15%, 12/15/35(a)(b) 2,500,000 2,436,323
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.99%, 11/15/41(a)(b) 3,000,000 3,010,586
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
6.04%, 7/15/41(a)(b) 9,715,000 9,760,310
BFLD Trust
5.59%, 10/10/30(a)(b) 8,008,000 8,036,007
BPR Trust
CME Term SOFR 1 Month + 3.00%,
7.15%, 5/15/39(a)(b) 2,320,000 2,332,860
Face
Amount Value
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) $ 1,009,264 $ 948,287
Brean Asset-Backed Securities Trust
1.40%, 10/25/63(a)(b) 1,868,913 1,763,683
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.14%,
7.29%, 6/15/27(a)(b) 5,100,000 5,162,680
CME Term SOFR 1 Month + 3.89%,
8.04%, 6/15/27(a)(b) 4,980,000 5,049,925
CME Term SOFR 1 Month + 4.34%,
8.49%, 6/15/27(a)(b) 1,449,086 1,471,657
BX Trust
CME Term SOFR 1 Month + 2.75%,
6.90%, 7/15/42(a)(b) 6,658,000 6,696,843
CME Term SOFR 1 Month + 3.65%,
7.80%, 7/15/42(a)(b) 3,975,000 4,001,294
Caister Finance DAC
SONIO + 2.45%,
6.44%, 8/17/35(a)(b) GBP 6,495,000 8,816,240
ChaseFlex Trust
6.00%, 2/25/37 $ 578,228 189,066
Citigroup Commercial Mortgage Trust
IO
0.60%, 9/10/58(b) 94,369 1
0.75%, 11/10/48(b) 1,209,640 1,037
COLT Trust
1.67%, 9/25/61(a)(b) 980,313 897,621
CSMC Trust
CME Term SOFR 1 Month + 3.83%,
7.98%, 8/15/26(a)(b) 10,473,057 9,953,998
Durst Commercial Mortgage Trust
7.02%, 8/10/42(a)(b) 3,499,000 3,603,241
Extended Stay America Trust
CME Term SOFR 1 Month + 2.60%,
0.00%, 10/15/42(a)(b) 12,850,000 12,938,328
CME Term SOFR 1 Month + 2.36%,
6.51%, 7/15/38(a)(b) 3,533,326 3,538,599
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 9/25/55 811,533 710,819
3.00%, 8/25/57 577,389 499,783
3.00%, 3/25/58 801,672 692,471
4.25%, 8/25/59(a)(b) 2,700,000 2,598,477
4.25%, 11/25/60(a)(b) 750,000 724,427
4.75%, 10/25/58(b) 993,692 974,399
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
12.16%, 11/25/41(a)(b) 8,365,000 8,883,078
SOFR30A + 8.50%,
12.86%, 2/25/42(a)(b) 4,695,000 5,092,543
FHLMC STACR Trust
SOFR30A + 6.25%,
10.61%, 9/25/41(a)(b) 2,940,000 3,047,925
FHLMC, Multifamily Structured Pass-Through Certificates
IO REMIC
2.72%, 1/25/49(b) 17,200,000 2,041,441
2.72%, 1/25/49(b) 4,091,469 450,360
2.74%, 2/25/49(b) 9,522,157 1,108,367
2.83%, 8/25/48(b) 5,484,002 581,358

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (10.3%) (cont’d)
3.17%, 11/25/36(b) $ 4,400,000 $ 1,036,129
3.32%, 5/25/32(b) 11,220,034 1,922,210
FHLMC, REMIC
SOFR30A + 1.05%,
5.41%, 4/25/54(b) 9,784,076 9,797,140
SOFR30A + 1.15%,
5.51%, 7/25/55(b) 4,768,778 4,778,171
SOFR30A + 1.20%,
5.56%, 8/25/54(b) 6,782,694 6,805,595
SOFR30A + 1.43%,
5.79%, 12/25/54(b) 4,506,911 4,531,118
IO REMIC
SOFR30A + 5.89%,
1.51%, 11/15/43(b) 286,195 23,450
FNMA, REMIC
SOFR30A + 1.05%,
5.41%, 9/25/55(b) 10,365,616 10,381,447
SOFR30A + 1.15%,
5.51%, 6/25/54(b) 9,463,262 9,480,032
7.00%, 9/25/32 52,301 54,929
IO
8.00%, 9/18/27 5,378 219
FNMA, Strips
IO REMIC
6.50%, 9/25/29 10,382 764
6.50%, 9/25/29 3,996 288
6.50%, 9/25/29 5,954 410
6.50%, 12/25/29 9,850 676
6.50%, 12/25/29 3,835 267
6.50%, 12/25/29 5,706 403
6.50%, 12/25/29 6,373 462
Fontainebleau Miami Beach Mortgage Trust
CME Term SOFR 1 Month + 4.25%,
8.40%, 12/15/39(a)(b) 4,945,000 4,975,254
FREMF Mortgage Trust
SOFR30A + 5.36%,
9.72%, 7/25/26(a)(b) 44,850 2,534
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 1,775,000 1,816,289
GNMA
SOFR30A + 1.00%,
5.39%, 12/20/54(b) 4,845,932 4,852,309
SOFR30A + 1.00%,
5.39%, 9/20/64(b) 5,042,986 5,066,229
IO REMIC
5.00%, 2/16/41 55,884 10,977
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.69%, 3/15/39(a)(b) 1,370,000 1,374,176
CME Term SOFR 1 Month + 2.89%,
7.04%, 3/15/39(a)(b) 3,200,000 3,222,626
GS Mortgage Securities Trust
IO
0.39%, 9/10/47(b) 327,485 4
1.13%, 10/10/48(b) 1,328,416 34
Face
Amount Value
GWT
CME Term SOFR 1 Month + 1.69%,
5.84%, 5/15/41(a)(b) $ 6,338,000 $ 6,358,264
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.54%, 3/15/42(a)(b) 3,045,000 3,051,005
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.79%, 6/15/41(a)(b) 3,164,100 3,173,289
CME Term SOFR 1 Month + 2.54%,
6.69%, 6/15/41(a)(b) 232,394 233,442
Hudson Yards Mortgage Trust
6.55%, 1/13/40(a)(b) 1,925,000 2,004,881
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.34%,
6.49%, 9/15/41(a)(b) 289,000 289,941
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
6.40%, 3/15/42(a)(b) 3,061,000 3,061,911
CME Term SOFR 1 Month + 2.85%,
7.00%, 3/15/42(a)(b) 5,357,000 5,364,530
J.P. Morgan Chase Commercial Mortgage Securities Trust
IO
0.61%, 4/15/46(b) 4,635,457 12,675
0.70%, 12/15/49(b) 3,430,762 13,249
J.P. Morgan Mortgage Trust
4.84%, 6/25/37(b) 41,728 32,829
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.62%,
5.77%, 6/15/39(a)(b) 4,000,000 4,017,639
CME Term SOFR 1 Month + 1.94%,
6.09%, 6/15/39(a)(b) 885,000 888,054
CME Term SOFR 1 Month + 3.19%,
7.34%, 6/15/39(a)(b) 4,608,000 4,649,909
LHOME Mortgage Trust
7.02%, 1/25/29(a)(c) 3,290,000 3,316,434
8.00%, 6/25/28(a)(c) 431,612 433,306
MF1X
CME Term SOFR 1 Month + 2.82%,
6.97%, 12/15/34(a)(b) 4,350,000 4,357,929
Natixis Commercial Mortgage Securities Trust
4.46%, 1/15/43(a)(b) 800,000 682,517
NJ
6.28%, 3/5/35(a)(b) 3,110,000 3,148,199
6.28%, 3/5/35(a)(b) 3,400,000 3,366,465
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) 6,200,435 6,306,470
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.79%, 3/15/39(a)(b) 4,633,000 4,629,060
NYC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.44%,
6.59%, 2/15/42(a)(b) 5,830,000 5,807,851
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
6.14%, 8/15/29(a)(b) 5,919,078 5,955,106
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) 2,900,000 2,774,334

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (10.3%) (cont’d)
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.64%, 12/15/39(a)(b) $ 3,847,000 $ 3,853,598
CME Term SOFR 1 Month + 1.89%,
6.04%, 12/15/39(a)(b) 6,260,000 6,274,914
CME Term SOFR 1 Month + 2.79%,
6.94%, 12/15/39(a)(b) 1,367,000 1,372,942
PENN Commercial Mortgage Trust
6.12%, 8/10/42(a)(b) 2,926,000 2,983,126
PRM5 Trust
5.81%, 3/10/33(a)(b) 1,150,000 1,147,620
Provident Funding Mortgage Trust
6.00%, 8/25/55(a)(b) 4,693,651 4,778,417
Radian Mortgage Capital Trust
6.00%, 12/25/55(a)(b) 3,083,354 3,136,072
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.54%, 5/15/39(a)(b) 1,193,000 1,191,436
SG Commercial Mortgage Securities Trust
3.85%, 3/15/37(a)(b) 1,900,000 1,586,350
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.10%, 10/15/41(a)(b) 3,475,000 3,485,356
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 412,383
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.74%, 6/15/39(a)(b) 3,350,000 3,348,919
CME Term SOFR 1 Month + 3.24%,
7.39%, 6/15/39(a)(b) 2,400,000 2,411,520
TYSN Mortgage Trust
6.80%, 12/10/33(a)(b) 1,127,000 1,190,908
Vantage Data Centers Germany Borrower Lux SARL
4.29%, 6/28/50(a) EUR 5,327,000 6,386,440
Wells Fargo Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.54%,
5.69%, 8/15/42(a)(b) $ 5,600,000 5,604,943
335,026,240
Corporate Bonds ( 29 .7% )
Aerospace & Defense (0.4%)
Boeing Co. (The)
5.81%, 5/1/50 5,128,000 5,126,532
5.93%, 5/1/60 3,288,000 3,287,267
TransDigm, Inc.
6.63%, 3/1/32(a) 5,341,000 5,505,476
13,919,275
Automobile Components (0.1%)
Clarios Global LP
6.75%, 2/15/30(a) 2,823,000 2,918,432
Automobiles (0.3%)
General Motors Co.
5.40%, 10/15/29(d) 139,000 143,616
Face
Amount Value
Stellantis Finance US, Inc.
6.45%, 3/18/35(a) $ 8,187,000 $ 8,397,156
8,540,772
Banks (5.9%)
AIB Group plc
5.32%, 5/15/31(a)(b) 10,123,000 10,426,199
Banco Santander SA
4.18%, 3/24/28(b) 6,000 5,992
5.54%, 3/14/30(b) 5,425,000 5,621,065
Bank of America Corp.
2.59%, 4/29/31(b) 11,691,000 10,837,295
4.27%, 7/23/29(b) 151,000 151,555
5.16%, 1/24/31(b)(d) 3,828,000 3,951,993
Bank of Nova Scotia (The)
8.00%, 1/27/84(b) 9,567,000 10,282,028
Barclays plc
8.00%, 3/15/29(b)(e) 5,252,000 5,566,499
BBVA Mexico SA Institucion de Banca Multiple Grupo
Financiero
5.13%, 1/18/33(a)(b) 3,187,000 3,131,945
7.63%, 2/11/35(a)(b) 3,571,000 3,765,619
8.13%, 1/8/39(a)(b) 2,647,000 2,887,866
8.45%, 6/29/38(a)(b) 1,047,000 1,162,543
BNP Paribas SA
5.91%, 11/19/35(a)(b)(d) 1,054,000 1,092,800
7.75%, 8/16/29(a)(b)(e) 5,920,000 6,285,572
CaixaBank SA
6.84%, 9/13/34(a)(b) 7,863,000 8,765,842
Canadian Imperial Bank of Commerce
7.00%, 10/28/85(b) 6,119,000 6,291,403
Intesa Sanpaolo SpA
8.25%, 11/21/33(a)(b) 13,318,000 15,722,484
JPMorgan Chase & Co.
5.10%, 4/22/31(b)(d) 12,445,000 12,859,779
5.14%, 1/24/31(b)(d) 4,678,000 4,832,454
5.58%, 4/22/30(b) 10,838,000 11,323,515
Nordea Kredit Realkreditaktieselskab
3.50%, 10/1/53 - 10/1/56 DKK 41,048,000 6,272,165
PNC Financial Services Group, Inc. (The)
5.58%, 1/29/36(b)(d) $ 3,318,000 3,463,265
6.88%, 10/20/34(b)(d) 192,000 217,596
Royal Bank of Canada
4.70%, 8/6/31(b)(d) 2,068,000 2,096,168
4.97%, 5/2/31(b)(d) 3,990,000 4,087,720
5.15%, 2/4/31(b) 7,407,000 7,634,254
Santander UK Group Holdings plc
3.82%, 11/3/28(b) 4,855,000 4,807,534
Societe Generale SA
3.65%, 7/8/35(a)(b) 2,519,000 2,348,032
6.10%, 4/13/33(a)(b) 3,003,000 3,166,793
Swedbank AB
5.34%, 9/20/27(a) 675,000 691,564
Synovus Financial Corp.
6.17%, 11/1/30(b) 10,188,000 10,580,233
Toronto-Dominion Bank (The)
8.13%, 10/31/82(b) 11,912,000 12,606,478
U.S. Bancorp
5.84%, 6/12/34(b) 1,962,000 2,091,333

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (29.7%) (cont’d)
UniCredit SpA
5.46%, 6/30/35(a)(b) $ 2,500,000 $ 2,521,528
Westpac Banking Corp.
3.02%, 11/18/36(b)(d) 5,742,000 5,123,736
192,672,847
Biotechnology (0.3%)
Biogen, Inc.
6.45%, 5/15/55 8,396,000 9,008,757
Building Products (0.6%)
EMRLD Borrower LP
6.63%, 12/15/30(a)(d) 1,279,000 1,316,346
Masterbrand, Inc.
7.00%, 7/15/32(a) 6,477,000 6,702,147
Quikrete Holdings, Inc.
6.38%, 3/1/32(a)(d) 6,254,000 6,483,046
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a)(d) 6,380,000 6,387,324
20,888,863
Capital Markets (3.9%)
Antares Holdings LP
6.50%, 2/8/29(a) 4,666,000 4,771,734
Apollo Debt Solutions BDC
5.88%, 8/30/30(a) 6,469,000 6,585,617
Blue Owl Credit Income Corp.
6.60%, 9/15/29 1,986,000 2,071,174
6.65%, 3/15/31 1,977,000 2,078,765
Brookfield Asset Management Ltd.
5.80%, 4/24/35 9,364,000 9,814,809
6.08%, 9/15/55(d) 4,794,000 4,977,926
Brookfield Finance, Inc.
6.30%, 1/15/55(b) 7,792,000 7,737,518
CI Financial Corp.
7.50%, 5/30/29(a) 14,273,000 15,217,328
Citadel LP
6.38%, 1/23/32(a) 10,325,000 10,934,494
Citadel Securities Global Holdings LLC
6.20%, 6/18/35(a) 5,395,000 5,671,397
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 24,000 24,188
HAT Holdings I LLC
3.75%, 9/15/30(a) 2,093,000 1,931,529
Jefferies Financial Group, Inc.
6.20%, 4/14/34(d) 8,468,000 9,006,539
LPL Holdings, Inc.
4.00%, 3/15/29(a) 4,774,000 4,673,232
4.38%, 5/15/31(a) 3,127,000 3,028,770
5.75%, 6/15/35(d) 3,939,000 4,042,542
Marex Group plc
6.40%, 11/4/29 9,529,000 9,830,175
Nuveen LLC
5.85%, 4/15/34(a) 3,378,000 3,556,764
Oaktree Strategic Credit Fund
6.19%, 7/15/30(a) 9,787,000 10,003,184
Raymond James Financial, Inc.
4.90%, 9/11/35(d) 6,270,000 6,204,604
Face
Amount Value
5.65%, 9/11/55(d) $ 5,998,000 $ 5,957,613
128,119,902
Chemicals (0.5%)
Celanese US Holdings LLC
1.40%, 8/5/26 1,217,000 1,179,963
7.20%, 11/15/33(c)(d) 3,520,000 3,661,689
Cerdia Finanz GmbH
9.38%, 10/3/31(a) 6,164,000 6,541,545
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 5,599,000 5,879,650
17,262,847
Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
7.88%, 2/15/31(a) 1,844,000 1,935,040
Reworld Holding Corp.
4.88%, 12/1/29(a)(d) 3,479,000 3,275,053
5,210,093
Construction & Engineering (0.1%)
Artera Services LLC
8.50%, 2/15/31(a) 4,903,900 4,337,366
Consumer Finance (1.1%)
Aircastle Ltd.
5.75%, 10/1/31(a) 3,519,000 3,668,253
Ally Financial, Inc.
2.20%, 11/2/28 416,000 388,913
4.70%, 5/15/26(b)(e) 2,485,000 2,424,099
6.85%, 1/3/30(b) 4,472,000 4,732,422
8.00%, 11/1/31 3,040,000 3,460,187
Azorra Finance Ltd.
7.75%, 4/15/30(a) 500,000 527,710
Ford Motor Credit Co. LLC
4.00%, 11/13/30 3,045,000 2,841,325
5.30%, 9/6/29(d) 1,316,839 1,313,931
7.35%, 3/6/30 6,500,000 6,959,657
General Motors Financial Co., Inc.
2.40%, 4/10/28 141,000 134,550
5.95%, 4/4/34 5,074,000 5,271,626
Stellantis Financial Services US Corp.
5.40%, 9/15/30(a)(d) 4,443,000 4,454,353
36,177,026
Containers & Packaging (0.2%)
Toucan FinCo Ltd.
9.50%, 5/15/30(a) 6,962,000 6,826,450
Diversified Consumer Services (0.2%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 6,206,000 6,543,606
Diversified REITs (0.1%)
VICI Properties LP
5.75%, 4/1/34(d) 4,259,000 4,427,983
Diversified Telecommunication Services (0.2%)
Bell Canada
6.88%, 9/15/55(b) 5,839,000 6,065,436

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (29.7%) (cont’d)
Electric Utilities (1.1%)
Alpha Generation LLC
6.75%, 10/15/32(a)(d) $ 5,318,000 $ 5,493,497
American Electric Power Co., Inc.
5.80%, 3/15/56(b)(d) 9,890,000 9,880,070
California Buyer Ltd.
6.38%, 2/15/32(a)(d) 6,289,000 6,450,319
Vistra Operations Co. LLC
5.70%, 12/30/34(a) 7,373,000 7,636,083
XPLR Infrastructure Operating Partners LP
8.38%, 1/15/31(a) 1,018,000 1,067,658
8.63%, 3/15/33(a)(d) 6,252,000 6,561,124
37,088,751
Entertainment (0.2%)
Playtika Holding Corp.
4.25%, 3/15/29(a) 6,896,000 6,337,665
Financial Services (3.2%)
Apollo Global Management, Inc.
5.15%, 8/12/35(d) 7,588,000 7,629,217
Enact Holdings, Inc.
6.25%, 5/28/29 9,309,000 9,739,344
Essent Group Ltd.
6.25%, 7/1/29 2,753,000 2,885,587
Global Payments, Inc.
5.40%, 8/15/32 9,169,000 9,385,642
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(d) 15,123,000 15,398,309
NMI Holdings, Inc.
6.00%, 8/15/29(d) 3,301,000 3,415,842
Nykredit Realkredit A/S
3.50%, 4/1/53 - 10/1/56 DKK 268,528,333 41,141,792
Realkredit Danmark A/S
3.50%, 10/1/56 24,176,000 3,681,389
Rocket Cos., Inc.
6.38%, 8/1/33(a) $ 3,174,000 3,279,897
Rocket Mortgage LLC
3.63%, 3/1/29(a)(d) 1,536,000 1,466,153
3.88%, 3/1/31(a) 6,332,000 5,918,354
103,941,526
Food Products (0.1%)
Smithfield Foods, Inc.
5.20%, 4/1/29(a) 2,595,000 2,630,396
Gas Utilities (0.1%)
Ferrellgas LP
5.88%, 4/1/29(a)(d) 5,076,000 4,727,872
Ground Transportation (0.2%)
NESCO Holdings II, Inc.
5.50%, 4/15/29(a)(d) 7,182,000 7,038,863
Health Care Providers & Services (1.2%)
Centene Corp.
2.50%, 3/1/31 7,942,000 6,846,314
3.38%, 2/15/30 9,610,000 8,846,600
Global Medical Response, Inc.
7.38%, 10/1/32(a) 1,000,000 1,029,935
Face
Amount Value
HCA, Inc.
4.63%, 3/15/52 $ 330,000 $ 272,697
5.95%, 9/15/54(d) 3,499,000 3,493,723
6.20%, 3/1/55(d) 7,804,000 8,061,414
LifePoint Health, Inc.
9.88%, 8/15/30(a) 5,481,000 5,942,434
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 4,337,000 4,446,433
38,939,550
Health Care REITs (0.3%)
CTR Partnership LP
3.88%, 6/30/28(a)(d) 4,704,000 4,579,112
Healthpeak OP LLC
4.75%, 1/15/33 3,871,000 3,847,983
8,427,095
Hotels, Restaurants & Leisure (0.9%)
Las Vegas Sands Corp.
6.00%, 6/14/30 12,155,000 12,663,572
Royal Caribbean Cruises Ltd.
5.38%, 1/15/36 8,415,000 8,467,328
Voyager Parent LLC
9.25%, 7/1/32(a) 6,143,000 6,500,278
27,631,178
Insurance (2.5%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a)(d) 6,315,000 6,529,825
American International Group, Inc.
5.45%, 5/7/35(d) 10,513,000 10,958,361
American National Group, Inc.
6.00%, 7/15/35(d) 4,521,000 4,618,875
6.14%, 6/13/32(a)(d) 3,108,000 3,262,778
7.00%, 12/1/55(b)(d) 5,062,000 5,222,582
Athene Holding Ltd.
6.63%, 5/19/55 8,186,000 8,768,381
Belrose Funding Trust II
6.79%, 5/15/55(a) 8,837,000 9,578,518
Fortitude Global Funding
4.63%, 10/6/28(a) 100,000 100,117
Fortitude Group Holdings LLC
6.25%, 4/1/30(a)(d) 3,096,000 3,216,660
Global Atlantic Fin Co.
3.13%, 6/15/31(a) 1,169,000 1,056,177
4.70%, 10/15/51(a)(b) 2,960,000 2,916,372
6.75%, 3/15/54(a) 7,239,000 7,670,754
7.95%, 10/15/54(a)(b) 3,577,000 3,790,722
Intact Financial Corp.
5.46%, 9/22/32(a) 3,204,000 3,304,035
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b) 8,100,000 7,957,463
Panther Escrow Issuer LLC
7.13%, 6/1/31(a)(d) 1,354,000 1,409,268
80,360,888
IT Services (0.4%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 6,423,000 6,299,750

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (29.7%) (cont’d)
Kyndryl Holdings, Inc.
6.35%, 2/20/34(d) $ 5,904,000 $ 6,312,269
12,612,019
Life Sciences Tools & Services (0.0%)(f)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a)(d) 1,360,000 1,289,539
Machinery (0.3%)
Calderys Financing LLC
11.25%, 6/1/28(a) 3,549,000 3,767,540
New Flyer Holdings, Inc.
9.25%, 7/1/30(a) 6,162,000 6,600,047
10,367,587
Media (0.8%)
Charter Communications Operating LLC
3.90%, 6/1/52 165,000 111,832
4.40%, 12/1/61 3,564,000 2,471,329
4.80%, 3/1/50(d) 10,042,000 7,958,723
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 5,999,000 6,303,455
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 5,480,000 5,481,439
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/28(a) 3,711,000 3,638,320
25,965,098
Metals & Mining (0.3%)
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 229,000 229,839
First Quantum Minerals Ltd.
8.00%, 3/1/33(a)(d) 6,383,000 6,747,513
Nexa Resources SA
6.75%, 4/9/34(a) 3,035,000 3,225,163
10,202,515
Multi-Utilities (0.1%)
Dominion Energy, Inc.
6.00%, 2/15/56(b)(d) 2,526,000 2,546,865
Oil, Gas & Consumable Fuels (0.8%)
Occidental Petroleum Corp.
5.38%, 1/1/32(d) 1,332,000 1,355,672
Petrobras Global Finance BV
6.50%, 7/3/33 1,724,000 1,790,072
Raizen Fuels Finance SA
5.70%, 1/17/35(a) 4,309,000 3,972,252
6.45%, 3/5/34(a) 2,876,000 2,791,553
6.95%, 3/5/54(a) 2,452,000 2,257,393
Sunoco LP
7.88%, 9/18/30(a)(b)(e) 7,672,000 7,797,476
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 4,060,000 3,927,222
5.00%, 1/31/28(a)(d) 2,010,000 1,996,991
25,888,631
Passenger Airlines (0.7%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a) 9,389,000 9,398,086
Face
Amount Value
5.31%, 10/20/31(a)(d) $ 1,154,000 $ 1,149,313
American Airlines, Inc.
5.50%, 4/20/26(a) 1,209,250 1,210,811
Delta Air Lines, Inc.
4.75%, 10/20/28(a)(d) 12,516,783 12,592,375
24,350,585
Personal Care Products (0.2%)
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 5,327,000 5,074,428
Pharmaceuticals (0.1%)
Royalty Pharma plc
5.20%, 9/25/35 2,917,000 2,915,647
Semiconductors & Semiconductor Equipment (0.4%)
Foundry JV Holdco LLC
6.10%, 1/25/36(a)(d) 8,119,000 8,635,425
Intel Corp.
4.90%, 8/5/52 40,000 34,428
Qorvo, Inc.
3.38%, 4/1/31(a) 3,471,000 3,192,183
11,862,036
Software (0.7%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 6,153,000 6,215,270
McAfee Corp.
7.38%, 2/15/30(a) 4,933,000 4,581,555
Oracle Corp.
3.60%, 4/1/50 3,627,000 2,555,091
5.20%, 9/26/35(d) 8,722,000 8,773,349
22,125,265
Specialized REITs (0.2%)
EPR Properties
3.60%, 11/15/31 4,305,000 3,975,905
3.75%, 8/15/29(d) 711,000 684,701
4.95%, 4/15/28 1,641,000 1,654,062
Extra Space Storage LP
2.55%, 6/1/31(d) 185,000 166,551
6,481,219
Technology Hardware, Storage & Peripherals (0.2%)
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/32(a) 4,870,500 5,520,980
Textiles, Apparel & Luxury Goods (0.2%)
Beach Acquisition Bidco LLC
10.00%, 7/15/33(a)(g) 4,567,000 4,937,667
Transportation Infrastructure (0.2%)
Seaspan Corp.
5.50%, 8/1/29(a) 5,890,000 5,684,528
Wireless Telecommunication Services (0.2%)
Zegona Finance plc
8.63%, 7/15/29(a) 6,924,000 7,383,269
965,251,317
Sovereign ( 0 .5% )
Petroleos Mexicanos
6.84%, 1/23/30 10,801,000 10,993,128

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Sovereign (0.5%) (continued)
Romanian Government Bond
2.00%, 4/14/33 EUR 5,657,000 $ 5,228,490
16,221,618
U.S. Government and Agency Securities ( 32 .4% )
U.S. Treasury Bonds
1.13%, 5/15/40 $ 14,027,000 8,938,651
1.25%, 5/15/50 458,000 224,787
2.25%, 8/15/46 11,715,000 7,819,762
2.50%, 2/15/45 10,004,000 7,168,882
2.50%, 5/15/46 71,718,000 50,451,932
3.00%, 5/15/45 37,307,000 29,044,082
4.00%, 11/15/52 17,535,000 15,521,215
4.50%, 2/15/36(d) 1,838,000 1,899,530
4.75%, 2/15/45 700,000 704,539
5.00%, 5/15/45 74,366,000 77,241,873
U.S. Treasury Notes
0.50%, 4/30/27 38,308,000 36,477,147
0.63%, 5/15/30 54,134,000 47,068,033
0.63%, 8/15/30 41,330,000 35,639,860
0.88%, 11/15/30 141,961,000 123,112,350
1.13%, 2/15/31 6,995,000 6,113,931
1.25%, 8/15/31 32,366,000 27,997,854
1.38%, 11/15/31 40,812,000 35,332,670
1.50%, 2/15/30 22,923,000 20,909,179
1.63%, 8/15/29 5,363,000 4,976,906
1.75%, 11/15/29 65,953,000 61,186,866
2.75%, 8/15/32 304,000 282,649
3.63%, 3/31/30 12,000,000 11,952,891
3.88%, 9/30/29 179,201,000 180,457,507
3.88%, 4/30/30 50,728,000 51,057,930
3.88%, 7/31/30 7,100,000 7,143,820
4.00%, 2/29/28 18,392,000 18,556,881
4.13%, 10/31/31 3,750,000 3,805,444
4.25%, 11/15/34 7,203,000 7,285,722
4.25%, 5/15/35 163,706,000 165,240,744
4.25%, 8/15/35 6,105,000 6,155,080
4.63%, 2/15/35 2,608,000 2,710,894
1,052,479,611
Total Fixed Income
Securities
(Cost $3,761,008,320)
3,787,843,678
–
Shares
Investment Companies ( 0 .4% )
Eaton Vance High Yield ETF
(See Note G) 9,300 495,085
Eaton Vance Short Duration
Income ETF
(See Note G) 235,000 12,080,175
Eaton Vance Ultra-Short
Income ETF
(See Note G) 27,000 1,376,055
Total Investment
Companies
(Cost $13,784,891)
13,951,315
Shares Value
Short-Term Investments ( 2 .9% )
Investment Company ( 0 .1% )
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio -
Institutional Class 4.04%
(See Note G)
(Cost $4,059,107)
4,059,107 $ 4,059,107
Security held as Collateral on Loaned Securities ( 2 .7% )
Investment Company (2.7%)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio -
Institutional Class 4.04%
(See Note G)
(Cost $85,937,163)
85,937,163 85,937,163
Face
Amount
U.S. Government and Agency Security ( 0 .1% )
U.S. Treasury Bill
4.20%, 11/20/25(d)(h)
(Cost $1,888,854)
$ 1,900,000 1,889,537
Total Short-Term
Investments
(Cost $91,885,124)
91,885,807
Total Investments ( 119 .9% )
( Cost $ 3,866,678,335 )
including
$ 101,734,670 of Securities
Loaned (i) (j) 3,893,680,800
Liabilities in Excess of Other
Assets (-19.9%)
(646,063,210)
Net Assets (100.0%) $3,247,617,590
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan at September 30, 2025.
(e) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2025.
(f) Amount is less than 0.05%.
(g) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(h) All or a portion of the security pledged as collateral for TBA commitments.

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(i) At September 30, 2025, the aggregate cost for federal income tax purposes is $3,877,508,552. The aggregate gross unrealized appreciation is $41,628,333 and the aggregate gross unrealized depreciation is $22,790,984, resulting in net unrealized appreciation of $18,837,349.
(j) Securities are available for collateral in connection with open TBA
Commitments.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
PIK Payment-in-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (4.9)%
Collateralized Mortgage Obligations — Agency Collateral Series - (4.9)%
UMBS, Single Family, 30 Year, 4.00%, TBA, 9/25/55 $ (24,080,000) $ (22,701,983)
UMBS, Single Family, 30 Year, 5.50%, TBA, 10/25/55 (44,517,000) (44,894,351)
UMBS, Single Family, 30 Year, 6.00%, TBA, 10/25/55 (338,000) (345,315)
UMBS, Single Family, 30 Year, 6.00%, TBA, 11/25/55 (90,000,000) (91,930,081)
Total Securities Sold Short (proceeds $159,984,866) $ (159,871,730)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at September 30, 2025:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Bank of America N.A. MXN 10,384,815 $ 558,408 12/17/25 $ 3,988
Bank of America N.A. HUF 81,827,124 $ 244,400 12/17/25 762
BNP Paribas SA BRL 3,254,914 $ 600,039 12/17/25 480
BNP Paribas SA INR 21,176,666 $ 237,413 12/17/25 21
Citibank N.A. $ 933,704 DKK 148,450 12/17/25 826
Citibank N.A. EGP 39,566,413 $ 789,709 12/17/25 7,471
Citibank N.A. AUD 352,231 $ 232,297 12/17/25 988
CREDIT AGRICOLE CIB $ 15,667,677 DKK 2,478,144 12/17/25 992
CREDIT AGRICOLE CIB $ 11,864,702 DKK 1,885,518 12/17/25 9,638
Deutsche Bank AG AUD 4,575,252 $ 3,031,329 12/17/25 (1,118)
Deutsche Bank AG $ 7,453,270 EUR 8,827,019 12/17/25 37,377
Goldman Sachs Group, Inc. CZK 4,442,341 $ 214,973 12/17/25 (323)
Goldman Sachs Group, Inc. $ 5,290,710,979 KRW 3,807,911 12/17/25 22,380
Goldman Sachs Group, Inc. $ 24,370 DKK 3,878 12/17/25 25
J.P. Morgan Chase Bank BRL 45,144,351 $ 8,319,852 12/17/25 9,105
J.P. Morgan Chase Bank MXN 155,219,976 $ 8,371,490 12/17/25 34,553
J.P. Morgan Chase Bank $ 6,481,296 GBP 8,789,008 12/17/25 71,482
J.P. Morgan Chase Bank $ 20,887,467 DKK 3,314,678 12/17/25 12,246
J.P. Morgan Chase Bank KRW 5,295,639,499 $ 3,853,616 12/17/25 (64,560)
J.P. Morgan Chase Bank INR 269,440,034 $ 3,051,589 12/17/25 (30,605)
J.P. Morgan Chase Bank EGP 368,230,090 $ 7,374,927 12/17/25 44,134
Standard Chartered Bank EUR 174,264 $ 205,585 12/17/25 (75)
State Street Bank and Trust Company DKK 2,920,333 $ 461,632 12/17/25 90
UBS AG $ 43,452,504 DKK 6,878,471 12/17/25 8,373
UBS AG HUF 1,271,472,605 $ 3,805,967 12/17/25 3,489
UBS AG CZK 79,134,431 $ 3,841,384 12/17/25 (17,666)
UBS AG $ 234,365,134 DKK 37,216,470 12/17/25 161,957
$ 316,030

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
AUD Australian Dollar
BRL Brazilian Real
CZK Czech Republic Koruna
DKK Denmark Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
KRW Korea (Rep.) Won
MXN Mexican Peso
Futures Contracts:
The Fund had the following futures contracts open at September 30, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 5 Year Notes 1,897 Dec-25 $ 189,700,000 $ 207,143,509 $ 18,592
U.S. Treasury 10 Year Notes 401 Dec-25 40,100,000 45,112,500 118,440
U.S. Treasury 10 Year Ultra Bonds 947 Dec-25 94,700,000 108,978,984 (392,805)
U.S. Treasury Long Bonds 1,368 Dec-25 136,800,000 159,500,250 2,425,165
Short:
U.S. Treasury 2 Year Notes 1,996 Dec-25 (399,200,000) (415,963,282) 45,420
U.S. Treasury Ultra Bonds 255 Dec-25 (25,500,000) (30,615,938) 21,361
$ 2,236,173
Portfolio Composition*
Classification
Percentage of Total
Investments
U.S. Government and Agency Securities 27 .7%
Collateralized Mortgage Obligations — Agency
Collateral Series 26 .1
Corporate Bonds 25 .3
Asset-Backed Securities 11 .2
Commercial Mortgage-Backed Securities 8 .8
Other** 0 .9
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 967,314,463 and net unrealized appreciation of $ 2,236,173 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $ 316,030 .

Annual Report — September 30, 2025
Portfolio of Investments
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (97.8%)
Asset-Backed Securities ( 17 .6% )
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) $ 74,321 $ 75,070
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 118,811 118,748
2025-1A
5.38%, 6/20/29(a) 288,705 287,827
2025-2A
5.55%, 6/20/28(a) 663,096 660,883
Alaska Airlines Pass-Through Trust,
2020-1
4.80%, 8/15/27(a) 699,267 700,889
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 950,185 966,765
2024-A
6.02%, 5/17/32(a) 135,354 137,424
2024-B
5.12%, 9/15/32(a) 164,521 165,992
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 150,431 150,825
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 35,686 36,047
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 285,849 287,185
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 96,262 96,574
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 56,707 56,953
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 618,888 610,940
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 968,440 973,056
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 170,968 173,444
2024-1A
SOFR30A + 0.77%,
5.14%, 5/15/36(a)(b) 95,068 95,015
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 82,519 82,840
Crossroads Asset Trust,
2025-A
4.91%, 2/20/32(a) 2,150,000 2,164,809
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 208,125 205,980
Face
Amount Value
2019-1A
4.02%, 5/20/49(a) $ 314,900 $ 313,875
2021-1A
2.05%, 11/20/51(a) 587,125 571,817
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 75,273 75,502
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 1,714,125 1,713,912
2019-2A
3.98%, 10/20/49(a) 436,797 433,826
2020-1A
3.79%, 7/20/50(a) 329,974 324,387
2020-2A
3.24%, 1/20/51(a) 470,545 455,191
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 52,102 52,252
2024-2
5.74%, 12/20/26(a) 75,290 75,665
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 70,486 71,375
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 555,577 559,613
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 34,154 34,413
GM Financial Consumer Automobile Receivables Trust,
2024-1
5.12%, 2/16/27 126 126
GS Mortgage-Backed Securities Trust,
2025-HE1
SOFR30A + 1.55%,
5.91%, 10/25/55(a)(b) 546,490 551,090
J.P. Morgan Mortgage Trust,
2023-HE1
SOFR30A + 1.75%,
6.14%, 11/25/53(a)(b) 63,152 63,513
2023-HE2
SOFR30A + 1.70%,
6.09%, 3/20/54(a)(b) 441,012 443,682
2023-HE3
SOFR30A + 1.60%,
5.99%, 5/20/54(a)(b) 32,941 33,110
2024-HE2
SOFR30A + 1.20%,
5.59%, 10/20/54(a)(b) 104,053 104,131
Lendbuzz Securitization Trust,
2023-2A
7.09%, 10/16/28(a) 141,812 144,156
2023-3A
7.50%, 12/15/28(a) 974,395 992,428
2024-1A
6.19%, 8/15/29(a) 266,127 267,903
2024-3A
4.97%, 10/15/29(a) 71,919 72,000

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (17.6%) (cont’d)
2025-1A
5.10%, 10/15/30(a) $ 163,566 $ 163,808
2025-2A
5.18%, 5/15/30(a) 650,000 652,067
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 147,000 148,194
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 335,113 337,850
NMEF Funding LLC,
2025-A
4.72%, 7/15/32(a) 1,319,707 1,326,305
2025-B
4.64%, 1/18/33(a) 320,000 321,441
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.96%, 2/25/55(a)(b) 1,526,333 1,541,254
Octane Receivables Trust,
2024-2A
5.80%, 7/20/32(a) 163,902 165,429
2024-3A
4.94%, 5/20/30(a) 140,673 141,487
2024-RVM1
5.01%, 1/22/46(a) 108,399 109,920
OneMain Financial Issuance Trust,
2021-1A
1.95%, 6/16/36(a) 295,000 278,490
2022-2A
5.24%, 10/14/34(a) 1,155,000 1,153,920
2022-S1
4.13%, 5/14/35(a) 2,561,512 2,559,462
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) 124,246 124,358
2024-3
5.48%, 8/15/29(a) 150,000 150,440
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 363,492 356,638
2024-1A
6.55%, 4/8/31(a) 32,423 32,434
2025-A
5.01%, 2/8/33(a) 600,000 600,937
2025-C
5.18%, 7/8/33(a) 455,000 456,679
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 56,257 56,409
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 146,536 146,620
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 82,962 83,216
Face
Amount Value
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) $ 403,706 $ 407,534
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 193,637 195,388
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.52%, 7/25/51(a)(b) 701,599 701,618
Prosper Marketplace Issuance Trust,
2024-1A
6.12%, 8/15/29(a) 2,926 2,927
RCKT Trust,
2025-1A
4.90%, 7/25/34(a) 1,900,955 1,905,625
2025-1A
4.99%, 7/25/34(a) 1,100,000 1,105,294
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 69,637 70,005
2025-1A
4.96%, 8/16/32(a) 418,046 419,299
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.04%, 6/27/33(a) 801,389 805,935
2025-4A
5.12%, 4/25/34(a) 430,000 432,188
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 446,745 442,677
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 523,968 526,734
2025-2
4.82%, 6/25/34(a) 594,114 597,385
Stack Infrastructure Issuer LLC,
2021-1A
1.88%, 3/26/46(a) 1,325,000 1,306,579
STAR Trust,
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.59%, 2/17/42(a)(b) 424,440 425,848
Taco Bell Funding LLC,
2021-1A
1.95%, 8/25/51(a) 594,413 574,452
Tesla Lease Electric Vehicle Securitization LLC,
2025-A
4.14%, 6/20/28(a) 1,160,000 1,161,408
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 81,394 81,778
2022-3A
8.95%, 4/15/29(a) 242,544 245,918
2023-1A
7.58%, 4/15/29(a) 278,979 279,305

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (17.6%) (cont’d)
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.69%, 9/25/65(a)(b) $ 815,000 $ 818,181
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.49%, 3/17/42(a)(b) 350,000 350,650
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.74%, 3/17/42(a)(b) 280,000 280,738
Truist Bank Auto Credit-Linked Notes,
2025-1
4.73%, 9/26/33(a) 979,459 981,387
Verdant Receivables LLC,
2025-1A
4.85%, 3/13/28(a) 1,055,000 1,061,108
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 511,775 508,960
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 82,833 83,346
42,080,858
Commercial Mortgage-Backed Securities ( 12 .4% )
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
6.04%, 7/15/41(a)(b) 660,000 663,078
BPR Trust
CME Term SOFR 1 Month + 3.00%,
7.15%, 5/15/39(a)(b) 200,000 201,109
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
4.96%, 9/15/36(a)(b) 193,766 193,509
CME Term SOFR 1 Month + 2.11%,
6.26%, 6/15/27(a)(b) 415,000 417,757
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
5.36%, 12/25/41(a)(b) 130,721 131,117
SOFR30A + 1.00%,
5.36%, 7/25/45(a)(b) 682,893 685,092
Extended Stay America Trust
CME Term SOFR 1 Month + 1.30%,
0.00%, 10/15/42(a)(b) 665,000 668,740
CME Term SOFR 1 Month + 1.19%,
5.34%, 7/15/38(a)(b) 274,065 274,278
CME Term SOFR 1 Month + 1.49%,
5.64%, 7/15/38(a)(b) 158,536 158,689
CME Term SOFR 1 Month + 1.81%,
5.96%, 7/15/38(a)(b) 84,328 84,410
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
5.61%, 3/25/44(a)(b) 175,079 176,252
SOFR30A + 1.35%,
5.71%, 2/25/44(a)(b) 273,486 274,909
Face
Amount Value
FHLMC, REMIC
SOFR30A + 1.00%,
5.36%, 2/25/54(b) $ 800,188 $ 801,335
SOFR30A + 1.00%,
5.36%, 3/25/55(b) 1,528,720 1,529,651
SOFR30A + 1.00%,
5.36%, 3/25/55(b) 741,003 741,447
SOFR30A + 1.05%,
5.41%, 4/25/54(b) 560,626 561,375
SOFR30A + 1.10%,
5.46%, 1/25/54(b) 541,869 543,960
SOFR30A + 1.10%,
5.46%, 5/25/54(b) 165,552 166,356
SOFR30A + 1.10%,
5.46%, 9/25/54(b) 1,181,885 1,184,186
SOFR30A + 1.15%,
5.51%, 7/25/55(b) 1,331,429 1,334,051
SOFR30A + 1.20%,
5.56%, 8/25/54(b) 652,801 655,006
SOFR30A + 1.25%,
5.61%, 3/25/54(b) 430,645 433,369
SOFR30A + 1.25%,
5.61%, 3/25/54(b) 76,504 77,092
SOFR30A + 1.25%,
5.61%, 5/25/54(b) 1,196,278 1,202,193
SOFR30A + 1.40%,
5.76%, 1/25/54(b) 806,914 812,938
SOFR30A + 1.43%,
5.79%, 12/25/54(b) 324,835 326,580
FHLMC, Strips
SOFR30A + 1.30%,
5.66%, 10/25/53(b) 391,304 393,684
FNMA, REMIC
SOFR30A + 0.95%,
5.31%, 1/25/54(b) 261,117 262,119
SOFR30A + 1.05%,
5.41%, 9/25/55(b) 1,073,037 1,074,676
SOFR30A + 1.15%,
5.51%, 6/25/54(b) 561,220 562,658
SOFR30A + 1.15%,
5.51%, 6/25/54(b) 302,862 303,398
SOFR30A + 1.20%,
5.56%, 5/25/54(b) 301,189 302,728
SOFR30A + 1.30%,
5.66%, 10/25/53(b) 555,431 558,402
GNMA
SOFR30A + 0.90%,
5.29%, 7/20/53(b) 1,125,277 1,125,270
SOFR30A + 0.95%,
5.34%, 3/20/54(b) 350,725 351,593
SOFR30A + 1.00%,
5.39%, 12/20/54(b) 402,193 402,722
SOFR30A + 1.00%,
5.39%, 6/20/55(b) 1,152,907 1,153,923
SOFR30A + 1.00%,
5.39%, 9/20/64(b) 952,060 956,448
SOFR30A + 1.05%,
5.44%, 12/20/54(b) 1,132,055 1,134,351

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (12.4%) (cont’d)
SOFR30A + 1.10%,
5.49%, 8/20/65(b) $ 1,104,294 $ 1,106,564
GWT
CME Term SOFR 1 Month + 1.69%,
5.84%, 5/15/41(a)(b) 540,000 541,727
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.79%, 6/15/41(a)(b) 140,000 140,407
Home RE Ltd.
SOFR30A + 4.15%,
8.51%, 1/25/34(a)(b) 555,000 568,369
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
5.90%, 3/15/42(a)(b) 840,000 839,883
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
5.07%, 4/15/38(a)(b) 27,763 27,773
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
0.00%, 10/15/40(a)(b) 155,000 154,806
Oceanview Mortgage Trust
SOFR30A + 0.95%,
5.30%, 5/25/55(a)(b) 1,818,229 1,823,130
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.64%, 12/15/39(a)(b) 651,000 652,117
Radnor Re Ltd.
SOFR30A + 2.70%,
7.06%, 7/25/33(a)(b) 444,916 447,462
Reach Abs Trust
6.30%, 2/18/31(a) 22,286 22,318
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.74%, 6/15/39(a)(b) 140,000 139,955
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 395,000 395,134
29,740,096
Corporate Bonds ( 55 .3% )
Aerospace & Defense (0.9%)
Boeing Co. (The)
2.20%, 2/4/26 1,750,000 1,736,967
Hexcel Corp.
4.20%, 2/15/27(c) 475,000 473,196
2,210,163
Automobiles (1.5%)
Hyundai Capital America
4.88%, 6/23/27(a) 1,048,000 1,057,406
5.45%, 6/24/26(a)(d) 165,000 166,379
6.25%, 11/3/25(a) 844,000 845,258
Stellantis Finance US, Inc.
1.71%, 1/29/27(a) 700,000 674,517
Volkswagen Group of America Finance LLC
4.45%, 9/11/27(a) 750,000 752,078
3,495,638
Face
Amount Value
Banks (20.4%)
Banco Santander SA
4.18%, 3/24/28(b) $ 2,200,000 $ 2,197,192
Bank of America Corp.
1.73%, 7/22/27(b) 5,045,000 4,944,785
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) 2,355,000 2,302,192
Bank of Nova Scotia (The)
4.50%, 12/16/25 700,000 700,265
Barclays plc
5.20%, 5/12/26 825,000 829,066
7.33%, 11/2/26(b) 1,525,000 1,528,545
BPCE SA
1.00%, 1/20/26(a) 500,000 495,021
5.98%, 1/18/27(a)(b) 575,000 577,200
CaixaBank SA
6.68%, 9/13/27(a)(b)(d) 1,990,000 2,033,605
Citigroup, Inc.
1.12%, 1/28/27(b) 575,000 569,105
Fifth Third Bank NA
3.85%, 3/15/26 480,000 479,171
ING Groep NV
6.08%, 9/11/27(b)(d) 2,125,000 2,161,609
Intesa Sanpaolo SpA
5.71%, 1/15/26(a) 1,675,000 1,678,770
7.00%, 11/21/25(a) 478,000 479,757
JPMorgan Chase & Co.
1.04%, 2/4/27(b) 2,250,000 2,225,430
1.05%, 11/19/26(b) 3,768,000 3,751,281
Lloyds Banking Group plc
4.58%, 12/10/25 1,120,000 1,120,280
National Bank of Canada
4.70%, 3/5/27(b) 1,542,000 1,544,360
NatWest Group plc
4.80%, 4/5/26 90,000 90,284
PNC Bank NA
4.54%, 5/13/27(b) 1,113,000 1,114,923
4.78%, 1/15/27(b) 1,060,000 1,061,373
Royal Bank of Canada
4.65%, 1/27/26(d) 1,705,000 1,706,138
5.07%, 7/23/27(b)(d) 1,100,000 1,108,357
Santander UK Group Holdings plc
6.83%, 11/21/26(b) 1,740,000 1,745,214
Societe Generale SA
1.49%, 12/14/26(a)(b) 1,995,000 1,982,758
5.25%, 2/19/27(a) 571,000 577,391
5.52%, 1/19/28(a)(b) 500,000 506,795
Swedbank AB
6.14%, 9/12/26(a) 700,000 713,295
Toronto-Dominion Bank (The)
1.20%, 6/3/26 480,000 471,236
Truist Bank
4.42%, 7/24/28(b) 1,501,000 1,507,713
Truist Financial Corp.
5.90%, 10/28/26(b) 1,749,000 1,750,482
U.S. Bancorp
3.10%, 4/27/26(d) 480,000 477,444

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (55.3%) (cont’d)
US Bank NA
4.73%, 5/15/28(b) $ 570,000 $ 575,132
Wachovia Corp.
6.61%, 10/1/25 1,055,000 1,055,000
Wells Fargo & Co.
3.20%, 6/17/27(b) 2,785,000 2,765,631
48,826,800
Capital Markets (7.5%)
Bank of New York Mellon (The)
4.59%, 4/20/27(b) 535,000 536,682
Citadel Finance LLC
3.38%, 3/9/26(a)(d) 1,390,000 1,381,028
Citadel LP
4.88%, 1/15/27(a) 1,008,000 1,010,367
Deutsche Bank AG
2.13%, 11/24/26(b) 2,000,000 1,992,766
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 555,000 559,358
Goldman Sachs Group, Inc. (The)
1.09%, 12/9/26(b) 4,225,000 4,198,811
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,853,000 1,835,306
8.00%, 6/15/27(a) 395,000 411,407
Jefferies Financial Group, Inc.
4.50%, 9/15/26(d) 1,290,000 1,292,765
4.75%, 8/11/26 1,120,000 1,122,471
Marex Group plc
5.83%, 5/8/28(d) 745,000 756,030
UBS Group AG
1.31%, 2/2/27(a)(b) 300,000 297,028
1.49%, 8/10/27(a)(b)(d) 504,000 492,190
4.70%, 8/5/27(a)(b)(d) 1,600,000 1,605,501
5.71%, 1/12/27(a)(b) 372,000 373,340
17,865,050
Chemicals (0.5%)
Celanese US Holdings LLC
1.40%, 8/5/26(d) 900,000 872,610
6.67%, 7/15/27(c)(d) 430,000 441,389
1,313,999
Consumer Finance (3.3%)
AerCap Ireland Capital DAC
4.45%, 10/1/25 1,023,000 1,023,000
Ally Financial, Inc.
5.75%, 11/20/25 1,700,000 1,701,052
Ford Motor Credit Co. LLC
3.38%, 11/13/25 1,850,000 1,846,669
4.39%, 1/8/26(d) 830,000 829,767
6.95%, 3/6/26 1,505,000 1,517,154
General Motors Financial Co., Inc.
1.50%, 6/10/26 480,000 471,066
Stellantis Financial Services US Corp.
4.95%, 9/15/28(a) 510,000 509,950
7,898,658
Face
Amount Value
Containers & Packaging (1.9%)
Berry Global, Inc.
1.57%, 1/15/26 $ 619,000 $ 613,727
4.88%, 7/15/26(a) 1,356,000 1,356,226
Canpack SA
3.13%, 11/1/25(a) 775,000 773,560
Silgan Holdings, Inc.
1.40%, 4/1/26(a) 558,000 549,325
Sonoco Products Co.
4.45%, 9/1/26 1,200,000 1,202,055
4,494,893
Diversified REITs (0.2%)
VICI Properties LP
4.25%, 12/1/26(a) 550,000 548,079
Diversified Telecommunication Services (0.5%)
CCO Holdings LLC
5.13%, 5/1/27(a)(d) 1,100,000 1,093,488
Electric Utilities (2.5%)
Enel Finance International NV
7.05%, 10/14/25(a)(c) 1,975,000 1,976,749
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27(d) 1,229,000 1,242,602
NRG Energy, Inc.
2.00%, 12/2/25(a) 1,625,000 1,616,518
Vistra Operations Co. LLC
5.05%, 12/30/26(a) 1,032,097 1,038,803
5,874,672
Electronic Equipment, Instruments & Components (0.9%)
Vontier Corp.
1.80%, 4/1/26 2,193,000 2,163,053
Financial Services (1.6%)
Global Payments, Inc.
4.80%, 4/1/26 1,080,000 1,081,282
Radian Group, Inc.
4.88%, 3/15/27 1,300,000 1,304,036
Rocket Mortgage LLC
2.88%, 10/15/26(a)(d) 1,137,420 1,115,046
Western Union Co. (The)
1.35%, 3/15/26 229,500 226,249
3,726,613
Food Products (1.0%)
JDE Peet's NV
1.38%, 1/15/27(a) 220,000 211,767
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 2,278,000 2,263,328
2,475,095
Ground Transportation (0.2%)
Penske Truck Leasing Co. LP
4.45%, 1/29/26(a) 515,000 514,907
Health Care Providers & Services (1.3%)
Centene Corp.
4.25%, 12/15/27 1,823,000 1,791,676
HCA, Inc.
5.00%, 3/1/28(d) 491,000 500,137

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (55.3%) (cont’d)
5.38%, 9/1/26 $ 725,000 $ 728,225
3,020,038
Hotels, Restaurants & Leisure (0.9%)
Las Vegas Sands Corp.
3.50%, 8/18/26 2,102,000 2,085,851
Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)
1.38%, 1/15/26 918,000 909,622
Insurance (2.2%)
American National Group, Inc.
5.00%, 6/15/27 1,645,000 1,659,450
Athene Global Funding
4.86%, 8/27/26(a) 679,000 683,603
Fortitude Global Funding
4.63%, 10/6/28(a) 840,000 840,982
GA Global Funding Trust
1.63%, 1/15/26(a) 948,000 940,437
2.25%, 1/6/27(a) 390,000 380,521
SBL Holdings, Inc.
5.13%, 11/13/26(a)(d) 790,000 796,810
5,301,803
IT Services (0.4%)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 1,110,000 1,084,476
Media (0.1%)
Videotron Ltd.
5.13%, 4/15/27(a) 356,000 356,038
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 1,642,000 1,654,179
Office REITs (0.3%)
COPT Defense Properties LP
2.25%, 3/15/26(d) 830,000 821,660
Oil, Gas & Consumable Fuels (1.1%)
Continental Resources, Inc.
2.27%, 11/15/26(a) 1,115,000 1,087,437
EQT Corp.
6.50%, 7/1/27 869,000 889,856
7.50%, 6/1/27 750,000 764,605
2,741,898
Passenger Airlines (1.6%)
American Airlines, Inc.
5.50%, 4/20/26(a) 1,095,033 1,096,447
Delta Air Lines, Inc.
4.75%, 10/20/28(a)(d) 120,428 121,155
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 1,216,565 1,215,100
United Airlines, Inc.
4.38%, 4/15/26(a) 1,368,000 1,367,075
3,799,777
Face
Amount Value
Pharmaceuticals (1.0%)
Utah Acquisition Sub, Inc.
3.95%, 6/15/26 $ 2,385,000 $ 2,374,756
Professional Services (0.5%)
Concentrix Corp.
6.65%, 8/2/26 1,173,000 1,190,681
Semiconductors & Semiconductor Equipment (0.5%)
Skyworks Solutions, Inc.
1.80%, 6/1/26(d) 1,148,000 1,129,223
Specialized REITs (0.6%)
EPR Properties
4.75%, 12/15/26 1,410,000 1,413,781
Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
4.90%, 10/1/26 250,000 251,454
Trading Companies & Distributors (0.5%)
Aviation Capital Group LLC
1.95%, 9/20/26(a)(d) 1,216,000 1,188,663
Wireless Telecommunication Services (0.2%)
Sprint LLC
7.63%, 3/1/26 480,000 481,084
T-Mobile USA, Inc.
2.63%, 4/15/26 83,000 82,337
563,421
132,388,429
Sovereign ( 0 .2% )
Petroleos Mexicanos
6.88%, 8/4/26(d) 546,000 553,563
U.S. Government and Agency Securities ( 12 .3% )
U.S. Treasury Notes
1.88%, 6/30/26(d) 15,262,700 15,050,064
4.88%, 5/31/26 14,245,000 14,340,751
29,390,815
Total Fixed Income Securities
(Cost $233,366,964)
234,153,761
–
Shares
Investment Company ( 0 .3% )
Eaton Vance Floating-Rate ETF
(See Note G)
(Cost $750,300)
15,000 745,050
Short-Term Investments ( 12 .9% )
Investment Company ( 0 .2% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $374,248)
374,248 374,248

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Security held as Collateral on Loaned Securities ( 9 .6% )
Investment Company (9.6%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class 4.04%
(See Note G)
(Cost $23,048,161)
23,048,161 $ 23,048,161
Face
Amount
Commercial Paper ( 3 .1% )
Brookfield Infrastructure Holdings
Canada, Inc.
4.94%, 10/7/25 $ 2,160,000 2,158,152
Brookfield Renewable Partners LP
4.31%, 11/24/25 620,000 615,955
4.78%, 10/1/25 1,100,000 1,099,871
CVS Health Corp.
3.71%, 10/6/25(a) 1,225,000 1,224,064
HA Sustainable Infrastructure Capital,
Inc.
3.90%, 10/14/25 1,175,000 1,172,649
International Flavors & Fragrances, Inc.
4.35%, 11/14/25 1,160,000 1,153,780
Total Commercial Paper
(Cost $7,424,955)
7,424,471
Total Short-Term Investments
(Cost $30,847,364)
30,846,880
Total Investments ( 111 .0% )
( Cost $ 264,964,628 ) including
$ 25,767,067 of Securities Loaned (e) 265,745,691
Liabilities in Excess of Other Assets (-11.0%)
(26,365,098)
Net Assets (100.0%) $239,380,593
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan at September 30, 2025.
(e) At September 30, 2025, the aggregate cost for federal income tax purposes is $265,023,194. The aggregate gross unrealized appreciation is $804,121 and the aggregate gross unrealized
depreciation is $82,016, resulting in net unrealized appreciation of
$722,105.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Futures Contracts:
The Fund had the following futures contracts open at September 30, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. Treasury 2 Year Notes 14 Dec-25 $ (2,800,000) $ (2,917,578) $ (2,104)
U.S. Treasury 5 Year Notes 7 Dec-25 (700,000) (764,367) 1,712
$ (392)
Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 54 .5%
Asset-Backed Securities 17 .3
Commercial Mortgage-Backed Securities 12 .3
U.S. Government and Agency Securities 12 .1
Other** 3 .8
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 3,681,945 and net unrealized depreciation of $ 392 .

Annual Report — September 30, 2025
Portfolio of Investments
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (96.7%)
Aerospace & Defense ( 1 .8% )
General Electric Co. 646 $ 194,330
HEICO Corp. 136 43,903
HEICO Corp., Class  A 150 38,113
RTX Corp. 902 150,932
427,278
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 314 38,493
Automobiles ( 2 .3% )
Ford Motor Co. (a) 6,484 77,549
Tesla, Inc. (b)(c) 1,096 487,413
564,962
Banks ( 3 .8% )
Bank of America Corp. (c) 3,942 203,368
Citizens Financial Group, Inc. 748 39,764
First Citizens BancShares, Inc., Class  A 15 26,837
Huntington Bancshares, Inc. 2,922 50,463
JPMorgan Chase & Co. (c) 1,347 424,884
Wells Fargo & Co. 1,955 163,868
909,184
Beverages ( 1 .2% )
Coca-Cola Co. (The) (c) 2,429 161,091
PepsiCo, Inc. 864 121,340
282,431
Biotechnology ( 1 .3% )
AbbVie, Inc. (c) 978 226,446
Alnylam Pharmaceuticals, Inc. (b) 118 53,808
Natera, Inc. (b) 155 24,950
305,204
Broadline Retail ( 4 .1% )
Amazon.com, Inc. (b)(c) 4,119 904,409
Coupang, Inc. (b) 825 26,565
MercadoLibre, Inc. (b) 30 70,108
1,001,082
Building Products ( 0 .4% )
Carlisle Cos., Inc. 102 33,554
Lennox International, Inc. (a) 119 62,994
96,548
Capital Markets ( 3 .4% )
Ares Management Corp., Class  A 427 68,273
Bank of New York Mellon Corp. (The) 889 96,865
Blue Owl Capital, Inc., Class  A (a) 449 7,602
Charles Schwab Corp. (The) 1,305 124,588
Interactive Brokers Group, Inc., Class  A 852 58,626
LPL Financial Holdings, Inc. 121 40,255
Morgan Stanley (See Note G) 493 78,367
Nasdaq, Inc. 816 72,175
Robinhood Markets, Inc., Class  A (a)(b) 414 59,277
State Street Corp. 694 80,511
T Rowe Price Group, Inc. (a) 626 64,253
Tradeweb Markets, Inc., Class  A 569 63,148
813,940
Chemicals ( 1 .2% )
Dow, Inc. 2,789 63,952
Shares Value
Linde plc 312 $ 148,200
PPG Industries, Inc. 647 68,006
280,158
Commercial Services & Supplies ( 0 .3% )
Republic Services, Inc., Class  A 337 77,335
Communications Equipment ( 0 .8% )
Cisco Systems, Inc. (c) 2,482 169,818
Ubiquiti, Inc. 31 20,478
190,296
Construction Materials ( 0 .3% )
CRH plc 663 79,494
Consumer Staples Distribution & Retail ( 1 .8% )
Costco Wholesale Corp. (c) 237 219,374
Walmart, Inc. (c) 2,064 212,716
432,090
Diversified Telecommunication Services ( 0 .6% )
AT&T, Inc. 4,965 140,212
Electric Utilities ( 1 .2% )
Alliant Energy Corp. 765 51,569
Edison International 1,104 61,029
Entergy Corp. 680 63,369
FirstEnergy Corp. 1,357 62,178
PPL Corp. 1,496 55,591
293,736
Electrical Equipment ( 1 .4% )
Eaton Corp. plc 333 124,625
GE Vernova, Inc. 158 97,154
Hubbell, Inc., Class  B 79 33,995
Rockwell Automation, Inc. 236 82,489
338,263
Electronic Equipment, Instruments & Components ( 0 .4% )
TE Connectivity plc 477 104,716
Entertainment ( 2 .1% )
Netflix, Inc. (b)(c) 192 230,193
ROBLOX Corp., Class  A (b) 314 43,495
Spotify Technology SA (b) 84 58,632
TKO Group Holdings, Inc., Class  A 128 25,851
Walt Disney Co. (The) 1,242 142,209
Warner Music Group Corp., Class  A 306 10,422
510,802
Financial Services ( 3 .7% )
Affirm Holdings, Inc., Class  A (b) 91 6,650
Berkshire Hathaway, Inc., Class  B (b)(c) 660 331,809
Mastercard, Inc., Class  A (c) 421 239,469
Rocket Cos., Inc., Class  A (a) 600 11,628
Toast, Inc., Class  A (b) 455 16,612
Visa, Inc., Class  A (a)(c) 868 296,318
902,486
Food Products ( 0 .2% )
Hershey Co. (The) 272 50,878
Ground Transportation ( 0 .9% )
CSX Corp. 2,405 85,402
Uber Technologies, Inc. (b) 1,401 137,256
222,658

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies ( 1 .7% )
Abbott Laboratories (c) 1,137 $ 152,290
Align Technology, Inc. (b) 336 42,074
Baxter International, Inc. 1,444 32,880
Edwards Lifesciences Corp. (b) 816 63,460
Intuitive Surgical, Inc. (b) 276 123,435
414,139
Health Care Providers & Services ( 1 .8% )
Cencora, Inc. 263 82,195
CVS Health Corp. 1,287 97,027
HCA Healthcare, Inc. 170 72,454
Molina Healthcare, Inc. (b) 326 62,383
UnitedHealth Group, Inc. (c) 382 131,905
445,964
Health Care REITs ( 0 .4% )
Alexandria Real Estate Equities, Inc. 417 34,753
Healthpeak Properties, Inc. 3,352 64,191
98,944
Health Care Technology ( 0 .2% )
Veeva Systems, Inc., Class  A (b) 170 50,645
Hotels, Restaurants & Leisure ( 1 .8% )
DraftKings, Inc., Class  A (b) 413 15,446
Flutter Entertainment plc (b) 153 38,862
Hilton Worldwide Holdings, Inc. 313 81,205
Marriott International, Inc., Class  A 301 78,392
McDonald's Corp. (c) 481 146,171
Yum! Brands, Inc. 423 64,296
424,372
Household Products ( 0 .9% )
Procter & Gamble Co. (The) (c) 1,332 204,662
Industrial Conglomerates ( 0 .4% )
3M Co. 595 92,332
Insurance ( 1 .8% )
Hartford Insurance Group, Inc. (The) 554 73,898
Loews Corp. 459 46,079
Markel Group, Inc. (b) 7 13,380
MetLife, Inc. 947 78,004
Principal Financial Group, Inc. 799 66,245
Ryan Specialty Holdings, Inc., Class  A (a) 825 46,497
W. R. Berkley Corp. 782 59,917
Willis Towers Watson plc 144 49,745
433,765
Interactive Media & Services ( 7 .6% )
Alphabet, Inc., Class  A (c) 2,392 581,495
Alphabet, Inc., Class  C (c) 2,147 522,902
Meta Platforms, Inc., Class  A (c) 944 693,255
Pinterest, Inc., Class  A (b) 476 15,313
Reddit, Inc., Class  A (b) 94 21,619
Snap, Inc., Class  A (b) 571 4,402
1,838,986
IT Services ( 0 .7% )
Accenture plc, Class  A 29 7,151
Amdocs Ltd. 381 31,261
Cloudflare, Inc., Class  A (b) 204 43,776
CoreWeave, Inc., Class  A (b) 221 30,244
Shares Value
Okta, Inc., Class  A (b) 85 $ 7,795
Snowflake, Inc., Class  A (b) 204 46,012
166,239
Life Sciences Tools & Services ( 0 .8% )
Illumina, Inc. (b) 690 65,529
Thermo Fisher Scientific, Inc. 278 134,836
200,365
Machinery ( 0 .9% )
Caterpillar, Inc. 166 79,207
Otis Worldwide Corp. 779 71,224
Westinghouse Air Brake Technologies Corp. 357 71,568
221,999
Media ( 0 .3% )
Fox Corp., Class  A 640 40,359
Fox Corp., Class  B 352 20,166
60,525
Metals & Mining ( 0 .4% )
Reliance, Inc. 102 28,645
Southern Copper Corp. 598 72,573
101,218
Multi-Utilities ( 1 .1% )
Ameren Corp. (a) 591 61,689
CMS Energy Corp. 934 68,425
DTE Energy Co. 503 71,139
WEC Energy Group, Inc. 648 74,254
275,507
Oil, Gas & Consumable Fuels ( 2 .8% )
Cheniere Energy, Inc. 331 77,778
Chevron Corp. (c) 1,136 176,410
Devon Energy Corp. 1,801 63,143
Exxon Mobil Corp. (c) 2,220 250,305
Occidental Petroleum Corp. 1,541 72,812
Venture Global, Inc., Class  A 2,863 40,626
681,074
Personal Care Products ( 0 .1% )
Estee Lauder Cos., Inc. (The), Class  A 256 22,559
Pharmaceuticals ( 3 .0% )
Eli Lilly & Co. (c) 425 324,275
Johnson & Johnson (c) 1,292 239,563
Merck & Co., Inc. 1,764 148,052
Royalty Pharma plc, Class  A 340 11,995
723,885
Professional Services ( 1 .0% )
Booz Allen Hamilton Holding Corp., Class  A 641 64,068
Broadridge Financial Solutions, Inc. 293 69,784
SS&C Technologies Holdings, Inc. 750 66,570
TransUnion 608 50,938
251,360
Residential REITs ( 0 .9% )
AvalonBay Communities, Inc. (a) 352 67,996
Equity Residential 931 60,263
Invitation Homes, Inc. 2,181 63,969
Sun Communities, Inc. 255 32,895
225,123

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Retail REITs ( 0 .3% )
Realty Income Corp. (a) 1,332 $ 80,972
Semiconductors & Semiconductor Equipment ( 13 .0% )
Advanced Micro Devices, Inc. (b) 1,050 169,880
Broadcom, Inc. (c) 2,040 673,016
GLOBALFOUNDRIES, Inc. (b) 419 15,017
Lam Research Corp. 1,231 164,831
Micron Technology, Inc. 846 141,553
Monolithic Power Systems, Inc. 72 66,286
NVIDIA Corp. (c) 9,206 1,717,655
ON Semiconductor Corp. (b) 948 46,746
QUALCOMM, Inc. 626 104,141
Teradyne, Inc. 286 39,365
3,138,490
Software ( 11 .0% )
AppLovin Corp., Class  A (b) 114 81,914
Atlassian Corp., Class  A (b) 80 12,776
Bentley Systems, Inc., Class  B (a) 595 30,631
Crowdstrike Holdings, Inc., Class  A (b) 170 83,365
Fair Isaac Corp. (b) 49 73,330
Microsoft Corp. (c) 3,096 1,603,573
Oracle Corp. 469 131,902
Palantir Technologies, Inc., Class  A (b) 875 159,617
Salesforce, Inc. (c) 616 145,992
Samsara, Inc., Class  A (b) 402 14,974
ServiceNow, Inc. (b) 144 132,520
Strategy, Inc., Class  A (b) 102 32,865
Synopsys, Inc. (b) 178 87,823
Zoom Communications, Inc., Class  A (b) 300 24,750
Zscaler, Inc. (b) 139 41,653
2,657,685
Specialized REITs ( 0 .3% )
VICI Properties, Inc., Class  A 2,105 68,644
Specialty Retail ( 1 .7% )
Best Buy Co., Inc. 209 15,805
Carvana Co., Class  A (b) 27 10,185
Home Depot, Inc. (The) (c) 541 219,208
Ross Stores, Inc. 488 74,366
Ulta Beauty, Inc. (a)(b) 85 46,474
Williams-Sonoma, Inc. (a) 256 50,035
416,073
Technology Hardware, Storage & Peripherals ( 7 .2% )
Apple, Inc. (c) 6,009 1,530,072
Dell Technologies, Inc., Class  C 413 58,551
Pure Storage, Inc., Class  A (b) 229 19,192
Seagate Technology Holdings plc 500 118,030
Super Micro Computer, Inc. (b) 336 16,108
1,741,953
Textiles, Apparel & Luxury Goods ( 0 .1% )
Deckers Outdoor Corp. (b) 238 24,126
Tobacco ( 0 .6% )
Philip Morris International, Inc. (c) 951 154,252
Trading Companies & Distributors ( 0 .5% )
Ferguson Enterprises, Inc. 210 47,162
Shares Value
Watsco, Inc. 160 $ 64,688
111,850
Total Common Stocks
(Cost $19,587,239) 23,389,954
Short-Term Investments (3.4%)
Investment Company (3.0%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $738,707)
738,707 738,707
Security held as Collateral on Loaned Securities ( 0 .4% )
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $94,732)
94,732 94,732
Total Short-Term Investments
(Cost $833,439) 833,439
–
Total Investments Excluding Purchased
Options ( 100 .1% ) (Cost $ 20,420,678 ) 24,223,393
Total Purchased Options Outstanding (0.7%)
(Cost $197,387) 166,002
Total Investments ( 100 .8% )
(Cost $ 20,618,065 ) including
$ 549,990 of Securities Loaned (d) (e) 24,389,395
Total Written Options (-0.7%)
(Premiums Received $ (202,032) ) (170,520)
Liabilities in Excess of Other Assets
(
-0.1%
) (21,248)
NET ASSETS (100.0%) $ 24,197,627
(a) All or a portion of this security was on loan at September 30, 2025.
(b) Non-income producing security.
(c) All or a portion of the security pledged as collateral for Written options.
(d) At September 30, 2025, the aggregate cost for federal income tax purposes is $20,635,079. The aggregate gross unrealized
appreciation is $4,106,574 and the aggregate gross unrealized depreciation is $320,746, resulting in net unrealized appreciation of
$3,785,828.
(e) Securities are available for collateral in connection with open Written options.
REIT Real Estate Investment Trust

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Put Options Purchased:
The Fund had the following put options purchased open at September 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Mini-SPX Index 44 USD 440 10/17/25 $ 2,928,728 $ 132 $ 4,550 $ (4,418)
S&P 500 Mini-SPX Index 6 USD 380 10/17/25 399,372 18 2,924 (2,906)
S&P 500 Mini-SPX Index 42 USD 455 11/21/25 2,795,604 1,155 4,721 (3,566)
S&P 500 Mini-SPX Index 15 USD 420 11/21/25 998,430 263 4,132 (3,869)
S&P 500 Mini-SPX Index 51 USD 465 12/19/25 3,394,662 3,978 4,836 (858)
S&P 500 Mini-SPX Index 14 USD 420 12/19/25 931,868 651 4,570 (3,919)
S&P 500 Mini-SPX Index 16 USD 440 1/16/26 1,064,992 1,632 4,374 (2,742)
S&P 500 Mini-SPX Index 16 USD 460 2/20/26 1,064,992 2,944 4,646 (1,702)
S&P 500 Mini-SPX Index 19 USD 460 3/20/26 1,264,678 4,503 4,765 (262)
Total $15,276 $39,518 $(24,242)
Call Options Purchased:
The Fund had the following call options purchased open at September 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
SPDR S&P 500 ETF Trust
84 USD 670 12/19/25 $ 5,595,912 $ 150,726 $ 157,869 $ (7,143)
Call Options Written:
The Fund had the following call options written open at September 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
6 USD 6,720 10/01/25 $ 3,993,714 $ (744) $ (5,392) $ 4,648
S&P 500 Index
6 USD 6,780 10/03/25 3,993,714 (522) (9,711) 9,189
S&P 500 Index
6 USD 6,725 10/03/25 3,993,714 (4,800) (5,692) 892
S&P 500 Index
6 USD 6,735 10/06/25 3,993,714 (5,892) (4,792) (1,100)
S&P 500 Index
6 USD 6,760 10/08/25 3,993,714 (6,726) (8,991) 2,265
S&P 500 Index
6 USD 6,770 10/13/25 3,993,714 (9,870) (7,972) (1,898)
Total $(28,554) $(42,550) $13,996
Put Options Written:
The Fund had the following put options written open at September 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
SPDR S&P 500 ETF Trust
84 USD 670 12/19/25
$ 5,595,912
$ (141,966)
$ (159,482) $ 17,516
USD United States Dollar

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 32 .9%
Other** 17 .5
Financials 12 .6
Communication Services 10 .5
Consumer Discretionary 10 .0
Health Care 8 .8
Industrials 7 .7
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.2%)
Aerospace & Defense ( 2 .4% )
General Dynamics Corp. (a) 4,356 $ 1,485,396
Huntington Ingalls Industries, Inc. (b) 5,073 1,460,567
L3Harris Technologies, Inc. (a) 5,171 1,579,275
RTX Corp. 8,914 1,491,580
6,016,818
Air Freight & Logistics ( 1 .0% )
Expeditors International of Washington, Inc. (a) 11,245 1,378,525
United Parcel Service, Inc., Class  B 12,795 1,068,766
2,447,291
Automobile Components ( 1 .1% )
Gentex Corp. 46,170 1,306,611
Lear Corp. (a) 13,546 1,362,863
2,669,474
Banks ( 1 .5% )
Cullen/Frost Bankers, Inc. (b) 9,841 1,247,543
Prosperity Bancshares, Inc. 18,459 1,224,755
Regions Financial Corp. (b) 52,929 1,395,738
3,868,036
Beverages ( 2 .3% )
Brown-Forman Corp., Class  B 41,627 1,127,259
Coca-Cola Co. (The) 17,359 1,151,249
Keurig Dr Pepper, Inc. 38,473 981,446
Molson Coors Beverage Co., Class  B (a) 24,861 1,124,960
PepsiCo, Inc. (a) 9,422 1,323,226
5,708,140
Biotechnology ( 1 .2% )
AbbVie, Inc. 6,635 1,536,268
Gilead Sciences, Inc. (a) 12,240 1,358,640
2,894,908
Building Products ( 1 .1% )
AO Smith Corp. 17,979 1,319,838
Johnson Controls International plc (b) 12,489 1,373,166
2,693,004
Capital Markets ( 1 .5% )
CME Group, Inc. 4,374 1,181,811
Janus Henderson Group plc 29,984 1,334,588
T Rowe Price Group, Inc. 12,200 1,252,208
3,768,607
Chemicals ( 5 .5% )
Air Products and Chemicals, Inc. 4,511 1,230,240
Ashland, Inc. 23,861 1,143,181
Corteva, Inc. 18,297 1,237,426
Dow, Inc. 44,576 1,022,128
DuPont de Nemours, Inc. 17,178 1,338,166
Eastman Chemical Co. 16,478 1,038,938
FMC Corp. (b) 30,228 1,016,568
Huntsman Corp. 107,126 961,991
Linde plc (a) 2,780 1,320,500
LyondellBasell Industries NV, Class  A 20,500 1,005,320
Mosaic Co. (The) 37,945 1,315,933
PPG Industries, Inc. 11,213 1,178,598
13,808,989
Shares Value
Communications Equipment ( 0 .5% )
Cisco Systems, Inc. (a) 19,897 $ 1,361,353
Consumer Staples Distribution & Retail ( 1 .0% )
Costco Wholesale Corp. 1,263 1,169,071
Walmart, Inc. (a) 13,182 1,358,537
2,527,608
Containers & Packaging ( 2 .3% )
Amcor plc 134,679 1,101,674
AptarGroup, Inc. 7,991 1,068,077
International Paper Co. 23,219 1,077,362
Packaging Corp. of America 6,397 1,394,098
Sonoco Products Co. (b) 27,985 1,205,874
5,847,085
Distributors ( 1 .1% )
Genuine Parts Co. (a) 10,455 1,449,063
LKQ Corp. (a) 40,936 1,250,185
2,699,248
Diversified Telecommunication Services ( 1 .4% )
AT&T, Inc. (a) 45,815 1,293,816
Cogent Communications Holdings, Inc. (b) 26,648 1,021,951
Verizon Communications, Inc. (a) 29,276 1,286,680
3,602,447
Electric Utilities ( 5 .8% )
Alliant Energy Corp. (a) 19,446 1,310,855
American Electric Power Co., Inc. (a) 11,462 1,289,475
Duke Energy Corp. 9,984 1,235,520
Evergy, Inc. (a) 19,149 1,455,707
FirstEnergy Corp. 30,094 1,378,907
IDACORP, Inc. (a)(b) 10,460 1,382,289
OGE Energy Corp. (a) 28,750 1,330,263
Portland General Electric Co. (b) 31,088 1,367,872
PPL Corp. 33,733 1,253,518
Southern Co. (The) 13,310 1,261,389
Xcel Energy, Inc. (a) 16,990 1,370,243
14,636,038
Electrical Equipment ( 0 .5% )
Emerson Electric Co. 8,632 1,132,346
Electronic Equipment, Instruments & Components ( 2 .4% )
Avnet, Inc. 24,348 1,272,913
Badger Meter, Inc. 6,048 1,080,052
Corning, Inc. 25,117 2,060,348
TD SYNNEX Corp. 9,404 1,539,905
5,953,218
Energy Equipment & Services ( 1 .8% )
Baker Hughes Co., Class  A 33,639 1,638,892
Helmerich & Payne, Inc. 66,958 1,479,102
Noble Corp. plc 48,008 1,357,667
4,475,661
Entertainment ( 0 .7% )
Electronic Arts, Inc. 8,316 1,677,337
Financial Services ( 2 .0% )
Essent Group Ltd. (a) 22,123 1,406,138
Jack Henry & Associates, Inc. 6,642 989,193
MGIC Investment Corp. 48,767 1,383,520

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Financial Services (cont’d)
Western Union Co. (The) (a)(b) 152,737 $ 1,220,368
4,999,219
Food Products ( 3 .9% )
Archer-Daniels-Midland Co. 24,904 1,487,765
Bunge Global SA (b) 16,806 1,365,487
Cal-Maine Foods, Inc. (b) 13,475 1,267,997
Conagra Brands, Inc. 67,144 1,229,407
Flowers Foods, Inc. 79,283 1,034,643
Hormel Foods Corp. 45,149 1,116,986
Ingredion, Inc. (b) 8,906 1,087,512
Kraft Heinz Co. (The) (b) 43,766 1,139,667
9,729,464
Gas Utilities ( 1 .7% )
Atmos Energy Corp. (b) 8,289 1,415,347
National Fuel Gas Co. (a) 15,127 1,397,281
ONE Gas, Inc. 16,264 1,316,408
4,129,036
Health Care Equipment & Supplies ( 2 .1% )
Abbott Laboratories (a) 9,982 1,336,989
Becton Dickinson & Co. 7,054 1,320,297
Medtronic plc 14,867 1,415,933
Stryker Corp. (a) 3,341 1,235,068
5,308,287
Health Care Providers & Services ( 4 .9% )
Cardinal Health, Inc. (a) 8,362 1,312,500
Cencora, Inc. (a) 4,499 1,406,073
Chemed Corp. (a) 2,764 1,237,553
Cigna Group (The) 3,949 1,138,299
Elevance Health, Inc. (a) 4,085 1,319,945
Labcorp Holdings, Inc. 4,900 1,406,594
Premier, Inc., Class  A 56,008 1,557,022
Quest Diagnostics, Inc. (a) 7,499 1,429,159
UnitedHealth Group, Inc. 4,576 1,580,093
12,387,238
Hotels, Restaurants & Leisure ( 1 .9% )
Darden Restaurants, Inc. (a) 6,416 1,221,350
Texas Roadhouse, Inc., Class  A 6,682 1,110,215
Vail Resorts, Inc. 8,509 1,272,691
Wendy's Co. (The) (a)(b) 124,433 1,139,806
4,744,062
Household Durables ( 1 .6% )
Garmin Ltd. 5,879 1,447,527
Lennar Corp., Class  A 11,320 1,426,773
Whirlpool Corp. (b) 14,226 1,118,164
3,992,464
Household Products ( 1 .4% )
Church & Dwight Co., Inc. (a) 13,084 1,146,551
Kimberly-Clark Corp. (a) 9,782 1,216,294
Procter & Gamble Co. (The) (a) 8,093 1,243,489
3,606,334
Insurance ( 5 .3% )
Aflac, Inc. (a) 12,305 1,374,469
American Financial Group, Inc. 10,089 1,470,169
Cincinnati Financial Corp. (a) 8,134 1,285,985
Fidelity National Financial, Inc. (a) 22,085 1,335,922
Shares Value
Hartford Insurance Group, Inc. (The) 9,726 $ 1,297,351
Old Republic International Corp. (a) 35,011 1,486,917
Principal Financial Group, Inc. (a) 15,575 1,291,323
Prudential Financial, Inc. 11,976 1,242,390
Travelers Cos., Inc. (The) (a) 4,617 1,289,159
Unum Group 15,849 1,232,735
13,306,420
IT Services ( 1 .9% )
Accenture plc, Class  A 4,474 1,103,288
Amdocs Ltd. 14,511 1,190,628
Cognizant Technology Solutions Corp., Class  A 16,447 1,103,100
International Business Machines Corp. 4,866 1,372,991
4,770,007
Leisure Products ( 1 .2% )
Hasbro, Inc. (a) 18,249 1,384,187
Polaris, Inc. 27,174 1,579,624
2,963,811
Life Sciences Tools & Services ( 0 .5% )
Danaher Corp. 6,493 1,287,302
Machinery ( 2 .2% )
Cummins, Inc. 3,480 1,469,847
Donaldson Co., Inc. 18,299 1,497,773
Graco, Inc. (a) 14,732 1,251,631
Snap-on, Inc. 3,883 1,345,576
5,564,827
Media ( 3 .3% )
Comcast Corp., Class  A 38,021 1,194,620
Fox Corp., Class  A (a) 23,916 1,508,143
Fox Corp., Class  B (a) 24,526 1,405,094
Interpublic Group of Cos., Inc. (The) (a) 49,599 1,384,308
New York Times Co. (The), Class  A (a) 23,790 1,365,546
Omnicom Group, Inc. (a) 16,985 1,384,787
8,242,498
Metals & Mining ( 1 .9% )
Newmont Corp. 21,862 1,843,185
Reliance, Inc. (a) 4,291 1,205,042
Royal Gold, Inc. (a) 8,349 1,674,642
4,722,869
Multi-Utilities ( 3 .1% )
Ameren Corp. (a)(b) 12,333 1,287,319
Consolidated Edison, Inc. 11,712 1,177,290
Dominion Energy, Inc. (a) 22,272 1,362,378
Public Service Enterprise Group, Inc. 15,575 1,299,890
Sempra 16,450 1,480,171
WEC Energy Group, Inc. (b) 11,139 1,276,418
7,883,466
Oil, Gas & Consumable Fuels ( 9 .3% )
Antero Midstream Corp. (a) 69,897 1,358,798
Chevron Corp. 8,873 1,377,888
Chord Energy Corp. 11,405 1,133,315
ConocoPhillips 13,290 1,257,101
Coterra Energy, Inc. (a)(b) 53,608 1,267,829
CVR Energy, Inc. (a) 48,467 1,768,076
Devon Energy Corp. 37,768 1,324,146
DT Midstream, Inc. (b) 12,188 1,377,975
EOG Resources, Inc. (b) 11,043 1,238,141

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Exxon Mobil Corp. (a) 11,434 $ 1,289,184
HF Sinclair Corp. 30,946 1,619,714
International Seaways, Inc. (a)(b) 32,600 1,502,208
Kinder Morgan, Inc. (a) 46,716 1,322,530
ONEOK, Inc. 14,910 1,087,983
Phillips 66 (a) 10,673 1,451,741
Valero Energy Corp. 8,967 1,526,721
Williams Cos., Inc. (The) 20,862 1,321,608
23,224,958
Pharmaceuticals ( 2 .2% )
Johnson & Johnson 7,952 1,474,460
Merck & Co., Inc. 16,171 1,357,232
Pfizer, Inc. 55,141 1,404,993
Royalty Pharma plc, Class  A (a) 37,140 1,310,299
5,546,984
Professional Services ( 1 .7% )
Automatic Data Processing, Inc. 3,914 1,148,759
ManpowerGroup, Inc. 28,839 1,092,998
Paychex, Inc. 7,912 1,002,925
Robert Half, Inc. 31,420 1,067,652
4,312,334
Semiconductors & Semiconductor Equipment ( 2 .5% )
Analog Devices, Inc. 5,587 1,372,726
Power Integrations, Inc. 22,271 895,517
QUALCOMM, Inc. 8,469 1,408,903
Skyworks Solutions, Inc. 17,587 1,353,847
Texas Instruments, Inc. 7,129 1,309,811
6,340,804
Software ( 2 .3% )
Dolby Laboratories, Inc., Class  A 16,282 1,178,328
InterDigital, Inc. (a) 5,796 2,000,953
Microsoft Corp. 2,666 1,380,855
Roper Technologies, Inc. 2,251 1,122,551
5,682,687
Specialty Retail ( 1 .6% )
Best Buy Co., Inc. 17,350 1,312,007
Penske Automotive Group, Inc. (a) 7,795 1,355,628
TJX Cos., Inc. (The) (a) 9,381 1,355,930
4,023,565
Technology Hardware, Storage & Peripherals ( 1 .1% )
Hewlett Packard Enterprise Co. 61,743 1,516,408
HP, Inc. 45,082 1,227,583
2,743,991
Textiles, Apparel & Luxury Goods ( 2 .0% )
Carter's, Inc. (b) 43,366 1,223,788
Columbia Sportswear Co. 20,545 1,074,503
Oxford Industries, Inc. (b) 28,477 1,154,458
Steven Madden Ltd. (b) 47,747 1,598,570
5,051,319
Tobacco ( 1 .0% )
Altria Group, Inc. (a) 20,184 1,333,355
Philip Morris International, Inc. (a) 7,518 1,219,420
2,552,775
Shares Value
Trading Companies & Distributors ( 1 .5% )
Fastenal Co. 28,170 $ 1,381,456
MSC Industrial Direct Co., Inc., Class  A (b) 15,806 1,456,365
Watsco, Inc. 2,566 1,037,434
3,875,255
Total Common Stocks
(Cost $239,327,648) 248,779,584
Short-Term Investments (5.7%)
Investment Company (1.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $2,692,783)
2,692,783 2,692,783
Security held as Collateral on Loaned Securities ( 4 .6% )
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $11,604,481)
11,604,481 11,604,481
Total Short-Term Investments
(Cost $14,297,264) 14,297,264
–
Total Investments ( 104 .9% )
(Cost $ 253,624,912 ) including
$ 21,597,517 of Securities Loaned (c) (d) 263,076,848
Total Written Options (-0.1%)
(Premiums Received $ (493,464) ) (358,462)
Liabilities in Excess of Other Assets
(
-4.8%
) (12,071,319)
NET ASSETS (100.0%) $ 250,647,067
(a) All or a portion of the security pledged as collateral for Written options.
(b) All or a portion of this security was on loan at September 30, 2025.
(c) At September 30, 2025, the aggregate cost for federal income tax purposes is $253,899,671. The aggregate gross unrealized appreciation is $24,462,016 and the aggregate gross unrealized depreciation is $15,149,836, resulting in net unrealized appreciation of $9,312,180.
(d) Securities are available for collateral in connection with open Written options.

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Call Options Written:
The Fund had the following call options written open at September 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
SPDR S&P 500 ETF Trust
1259 USD 676 10/03/25 $ 83,872,062 $ (14,992) $ (180,792) $ 165,800
SPDR S&P 500 ETF Trust
1200 USD 675 10/08/25 79,941,600 (98,035) (144,720) 46,685
SPDR S&P 500 ETF Trust
1306 USD 675 10/13/25 87,003,108 (245,435) (167,952) (77,483)
Total $(358,462) $(493,464) $135,002
USD United States Dollar
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Energy 11 .0%
Health Care 10 .9
Information Technology 10 .7
Utilities 10 .6
Consumer Discretionary 10 .4
Industrials 10 .4
Financials 10 .3
Materials 9 .7
Consumer Staples 9 .6
Communication Services 5 .4
Other** 1 .0
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Portfolio of Investments
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (103.2%)
Aerospace & Defense ( 2 .6% )
Boeing Co. (The) (a) 2,987 $ 644,684
General Electric Co. 1,238 372,415
HEICO Corp. 828 267,295
HEICO Corp., Class  A 679 172,527
Howmet Aerospace, Inc. 3,168 621,657
Lockheed Martin Corp. 975 486,730
TransDigm Group, Inc. 214 282,056
2,847,364
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 1,932 236,844
Automobile Components ( 0 .2% )
Aptiv plc (a) 2,068 178,303
Automobiles ( 2 .4% )
Ford Motor Co. 32,319 386,535
Tesla, Inc. (a)(b) 5,150 2,290,308
2,676,843
Banks ( 4 .1% )
Bank of America Corp. (b) 19,268 994,036
Citizens Financial Group, Inc. 4,771 253,626
First Citizens BancShares, Inc., Class  A 48 85,880
Huntington Bancshares, Inc. 15,063 260,138
JPMorgan Chase & Co. (b) 6,622 2,088,777
Wells Fargo & Co. 9,780 819,760
4,502,217
Beverages ( 1 .3% )
Coca-Cola Co. (The) (b) 12,619 836,892
PepsiCo, Inc. (b) 4,553 639,424
1,476,316
Biotechnology ( 1 .8% )
AbbVie, Inc. (b) 5,174 1,197,988
Alnylam Pharmaceuticals, Inc. (a) 556 253,536
Amgen, Inc. 1,951 550,572
Natera, Inc. (a) 161 25,916
2,028,012
Broadline Retail ( 4 .2% )
Amazon.com, Inc. (a) 19,227 4,221,672
Coupang, Inc. (a) 2,062 66,397
MercadoLibre, Inc. (a) 127 296,791
4,584,860
Building Products ( 0 .5% )
Builders FirstSource, Inc. (a) 923 111,913
Carlisle Cos., Inc. 579 190,468
Lennox International, Inc. (c) 416 220,214
522,595
Capital Markets ( 2 .2% )
Ares Management Corp., Class  A 1,180 188,670
Blue Owl Capital, Inc., Class  A (c) 1,442 24,413
Carlyle Group, Inc. (The) 562 35,238
Charles Schwab Corp. (The) 6,072 579,694
Coinbase Global, Inc., Class  A (a) 871 293,954
Interactive Brokers Group, Inc., Class  A 2,062 141,886
LPL Financial Holdings, Inc. 149 49,571
Morgan Stanley (See Note G) 2,479 394,062
Shares Value
Nasdaq, Inc. 3,592 $ 317,712
Robinhood Markets, Inc., Class  A (a)(c) 2,485 355,802
Tradeweb Markets, Inc., Class  A 832 92,335
2,473,337
Chemicals ( 1 .1% )
Dow, Inc. 12,985 297,746
Linde plc (b) 1,505 714,875
PPG Industries, Inc. 1,510 158,716
1,171,337
Commercial Services & Supplies ( 1 .1% )
Cintas Corp. 1,988 408,057
Republic Services, Inc., Class  A 1,664 381,855
Waste Management, Inc. 2,011 444,089
1,234,001
Communications Equipment ( 0 .9% )
Cisco Systems, Inc. (b) 13,876 949,396
Construction Materials ( 0 .1% )
CRH plc 1,318 158,028
Consumer Finance ( 0 .8% )
American Express Co. 1,993 661,995
Synchrony Financial (c) 3,257 231,410
893,405
Consumer Staples Distribution & Retail ( 2 .0% )
Costco Wholesale Corp. (b) 1,155 1,069,103
Walmart, Inc. (b) 11,293 1,163,856
2,232,959
Containers & Packaging ( 0 .2% )
Amcor plc 20,572 168,279
Diversified Telecommunication Services ( 0 .7% )
AT&T, Inc. (b) 26,709 754,262
Electric Utilities ( 1 .3% )
Alliant Energy Corp. 4,576 308,468
Entergy Corp. 5,206 485,147
FirstEnergy Corp. 5,240 240,097
PPL Corp. 9,322 346,406
1,380,118
Electrical Equipment ( 0 .5% )
AMETEK, Inc. 1,778 334,264
Hubbell, Inc., Class  B 445 191,488
Vertiv Holdings Co., Class  A 271 40,883
566,635
Electronic Equipment, Instruments & Components ( 0 .8% )
Corning, Inc. 5,134 421,142
TE Connectivity plc 2,336 512,822
933,964
Entertainment ( 2 .3% )
Netflix, Inc. (a)(b) 945 1,132,979
ROBLOX Corp., Class  A (a) 2,133 295,463
Spotify Technology SA (a) 423 295,254
Walt Disney Co. (The) 4,440 508,380
Warner Bros Discovery, Inc. (a) 16,681 325,780
Warner Music Group Corp., Class  A 764 26,022
2,583,878

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Financial Services ( 4 .2% )
Berkshire Hathaway, Inc., Class  B (a)(b) 3,187 $ 1,602,232
Block, Inc., Class  A (a) 4,088 295,440
Mastercard, Inc., Class  A 2,127 1,209,859
Rocket Cos., Inc., Class  A (c) 5,863 113,625
Visa, Inc., Class  A (c) 4,143 1,414,337
4,635,493
Food Products ( 0 .3% )
Kellanova 3,865 317,007
Ground Transportation ( 0 .7% )
JB Hunt Transport Services, Inc. 1,427 191,461
Union Pacific Corp. 2,240 529,469
720,930
Health Care Equipment & Supplies ( 1 .6% )
Dexcom, Inc. (a) 3,890 261,758
Intuitive Surgical, Inc. (a) 1,111 496,873
Medtronic plc 5,877 559,726
ResMed, Inc. 1,036 283,584
Zimmer Biomet Holdings, Inc. 1,252 123,322
1,725,263
Health Care Providers & Services ( 1 .3% )
Cencora, Inc. 1,251 390,975
Centene Corp. (a) 11,267 402,006
Labcorp Holdings, Inc. 1,314 377,197
UnitedHealth Group, Inc. 839 289,707
1,459,885
Health Care REITs ( 0 .4% )
Alexandria Real Estate Equities, Inc. 2,706 225,518
Healthpeak Properties, Inc. 12,991 248,778
474,296
Health Care Technology ( 0 .2% )
Veeva Systems, Inc., Class  A (a) 563 167,723
Hotels, Restaurants & Leisure ( 1 .7% )
Airbnb, Inc., Class  A (a) 2,703 328,198
Booking Holdings, Inc. 113 610,118
Darden Restaurants, Inc. 1,801 342,838
DraftKings, Inc., Class  A (a) 1,862 69,639
Las Vegas Sands Corp. 1,996 107,365
Yum! Brands, Inc. 2,479 376,808
1,834,966
Household Durables ( 0 .3% )
PulteGroup, Inc. 2,309 305,088
Household Products ( 1 .1% )
Kimberly-Clark Corp. 2,339 290,831
Procter & Gamble Co. (The) 6,193 951,555
1,242,386
Industrial Conglomerates ( 0 .4% )
3M Co. 3,068 476,092
Insurance ( 2 .2% )
Brown & Brown, Inc. 2,831 265,519
Hartford Insurance Group, Inc. (The) 2,843 379,228
Loews Corp. 2,836 284,706
Markel Group, Inc. (a) 135 258,034
Principal Financial Group, Inc. 2,279 188,952
Shares Value
Prudential Financial, Inc. 3,117 $ 323,358
Travelers Cos., Inc. (The) 1,511 421,901
W. R. Berkley Corp. 3,502 268,323
2,390,021
Interactive Media & Services ( 8 .2% )
Alphabet, Inc., Class  A (b) 12,083 2,937,377
Alphabet, Inc., Class  C (b) 10,786 2,626,931
Meta Platforms, Inc., Class  A 4,747 3,486,102
Pinterest, Inc., Class  A (a) 1,037 33,360
9,083,770
IT Services ( 1 .4% )
Amdocs Ltd. 1,029 84,430
Cloudflare, Inc., Class  A (a) 755 162,015
International Business Machines Corp. 2,702 762,396
MongoDB, Inc., Class  A (a) 1,379 428,014
Okta, Inc., Class  A (a) 484 44,383
Snowflake, Inc., Class  A (a) 471 106,234
1,587,472
Life Sciences Tools & Services ( 1 .0% )
Illumina, Inc. (a) 1,488 141,315
Thermo Fisher Scientific, Inc. 1,322 641,197
West Pharmaceutical Services, Inc. 1,217 319,256
1,101,768
Machinery ( 1 .5% )
Caterpillar, Inc. 1,210 577,351
Deere & Co. 1,100 502,986
Dover Corp. 1,479 246,742
Otis Worldwide Corp. 3,935 359,777
1,686,856
Metals & Mining ( 0 .5% )
Newmont Corp. 5,124 432,004
Southern Copper Corp. 410 49,758
Steel Dynamics, Inc. 770 107,361
589,123
Multi-Utilities ( 1 .2% )
Ameren Corp. (c) 3,305 344,976
CenterPoint Energy, Inc. (c) 9,040 350,752
CMS Energy Corp. 4,284 313,846
DTE Energy Co. 2,473 349,756
1,359,330
Oil, Gas & Consumable Fuels ( 2 .9% )
Cheniere Energy, Inc. 1,029 241,794
Chevron Corp. (b) 5,570 864,965
Devon Energy Corp. 6,110 214,217
EOG Resources, Inc. (c) 2,996 335,911
Exxon Mobil Corp. 11,620 1,310,155
Targa Resources Corp. 1,738 291,185
3,258,227
Passenger Airlines ( 0 .2% )
Delta Air Lines, Inc. 3,257 184,835
Pharmaceuticals ( 3 .2% )
Eli Lilly & Co. (b) 2,027 1,546,601
Johnson & Johnson (b) 6,825 1,265,492
Merck & Co., Inc. 8,343 700,228

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Pharmaceuticals (cont’d)
Royalty Pharma plc, Class  A 1,650 $ 58,212
3,570,533
Professional Services ( 0 .3% )
Booz Allen Hamilton Holding Corp., Class  A 812 81,159
SS&C Technologies Holdings, Inc. 2,829 251,102
TransUnion 515 43,147
375,408
Residential REITs ( 1 .0% )
AvalonBay Communities, Inc. (c) 1,515 292,652
Equity Residential 4,348 281,446
Essex Property Trust, Inc. 629 168,358
Mid-America Apartment Communities, Inc. 1,720 240,336
Sun Communities, Inc. 1,306 168,474
1,151,266
Semiconductors & Semiconductor Equipment ( 13 .3% )
Advanced Micro Devices, Inc. (a) 1,754 283,780
Broadcom, Inc. 8,863 2,923,992
Entegris, Inc. 722 66,756
First Solar, Inc. (a) 446 98,356
KLA Corp. 555 598,623
Marvell Technology, Inc. 714 60,026
Microchip Technology, Inc. 5,306 340,751
Monolithic Power Systems, Inc. 535 492,542
NVIDIA Corp. (b) 46,113 8,603,764
QUALCOMM, Inc. 3,463 576,105
Texas Instruments, Inc. 3,264 599,695
14,644,390
Software ( 12 .2% )
Adobe, Inc. (a) 998 352,045
AppLovin Corp., Class  A (a) 370 265,860
Atlassian Corp., Class  A (a) 186 29,704
Bentley Systems, Inc., Class  B (c) 895 46,075
Crowdstrike Holdings, Inc., Class  A (a) 885 433,986
HubSpot, Inc. (a) 164 76,719
Microsoft Corp. (b) 15,275 7,911,686
Oracle Corp. (b) 3,767 1,059,431
Palantir Technologies, Inc., Class  A (a) 5,444 993,095
Palo Alto Networks, Inc. (a) 2,716 553,032
Salesforce, Inc. 1,709 405,033
ServiceNow, Inc. (a) 482 443,575
Strategy, Inc., Class  A (a) 607 195,581
Synopsys, Inc. (a) 875 431,716
Zoom Communications, Inc., Class  A (a) 2,216 182,820
Zscaler, Inc. (a) 417 124,958
13,505,316
Specialized REITs ( 0 .3% )
Extra Space Storage, Inc. 1,945 274,128
Specialty Retail ( 1 .9% )
Carvana Co., Class  A (a) 797 300,660
Home Depot, Inc. (The) 2,754 1,115,893
Ross Stores, Inc. 2,288 348,669
Ulta Beauty, Inc. (a)(c) 627 342,812
2,108,034
Technology Hardware, Storage & Peripherals ( 7 .2% )
Apple, Inc. (b) 30,114 7,667,928
Shares Value
Super Micro Computer, Inc. (a)(c) 5,062 $ 242,672
7,910,600
Textiles, Apparel & Luxury Goods ( 0 .2% )
Deckers Outdoor Corp. (a) 1,842 186,724
Tobacco ( 0 .4% )
Philip Morris International, Inc. 2,982 483,681
Trading Companies & Distributors ( 0 .6% )
Ferguson Enterprises, Inc. 879 197,406
United Rentals, Inc. 514 490,695
688,101
Total Common Stocks
(Cost $96,748,860) 114,051,665
Short-Term Investments (1.9%)
Investment Company (1.6%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $1,705,273)
1,705,273 1,705,273
Security held as Collateral on Loaned Securities ( 0 .3% )
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.04% (See Note G)
(Cost $367,399)
367,399 367,399
Total Short-Term Investments
(Cost $2,072,672) 2,072,672
–
Total Investments Excluding Purchased
Options ( 105 .1% ) (Cost $ 98,821,532 ) 116,124,337
Total Purchased Options Outstanding (1.3%)
(Cost $2,733,668) 1,447,980
Total Investments ( 106 .4% )
(Cost $ 101,555,200 ) including
$ 3,518,392 of Securities Loaned (d) (e) 117,572,317
Total Written Options (-5.2%)
(Premiums Received $ (3,190,642) ) (5,707,739)
Liabilities in Excess of Other Assets
(
-1.2%
) (1,331,333)
NET ASSETS (100.0%) $ 110,533,245
(a) Non-income producing security.
(b) All or a portion of the security pledged as collateral for Written options.
(c) All or a portion of this security was on loan at September 30, 2025.
(d) At September 30, 2025, the aggregate cost for federal income tax purposes is $97,773,186. The aggregate gross unrealized
appreciation is $19,863,460 and the aggregate gross unrealized depreciation is $2,581,427, resulting in net unrealized appreciation of $17,282,033.
(e) Securities are available for collateral in connection with open Written options.
REIT Real Estate Investment Trust

Annual Report — September 30, 2025
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Put Options Purchased:
The Fund had the following put options purchased open at September 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Index 41 USD 5,300 12/31/25 $ 27,290,379 $ 75,850 $ 568,003 $ (492,153)
S&P 500 Index 40 USD 5,025 3/31/26 26,624,760 152,200 646,012 (493,812)
S&P 500 Index 38 USD 5,575 6/30/26 25,293,522 402,800 690,266 (287,466)
S&P 500 Index 41 USD 6,000 9/30/26 27,290,379 817,130 829,387 (12,257)
Total $1,447,980 $2,733,668 $(1,285,688)
Call Options Written:
The Fund had the following call options written open at September 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
41 USD 6,625 12/31/25 $ 27,290,379 $ (995,029) $ (500,299) $ (494,730)
S&P 500 Index
40 USD 6,350 3/31/26 26,624,760 (2,387,800) (555,980) (1,831,820)
S&P 500 Index
38 USD 6,900 6/30/26 25,293,522 (1,236,710) (591,481) (645,229)
S&P 500 Index
41 USD 7,500 9/30/26 27,290,379 (612,950) (614,082) 1,132
Total $(5,232,489) $(2,261,842) $(2,970,647)
Put Options Written:
The Fund had the following put options written open at September 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
S&P 500 Index
41 USD 4,100 12/31/25
$ 27,290,379
$ (20,910)
$ (218,103) $ 197,193
S&P 500 Index
40 USD 3,900 3/31/26
26,624,760
(58,000)
(227,323) 169,323
S&P 500 Index
38 USD 4,350 6/30/26
25,293,522
(131,480)
(218,171) 86,691
S&P 500 Index
41 USD 4,700 9/30/26
27,290,379
(264,860)
(265,203) 343
Total
$(475,250)
$(928,800) $453,550
USD United States Dollar
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 33 .7%
Other** 16 .2
Financials 12 .7
Communication Services 10 .6
Consumer Discretionary 10 .1
Health Care 8 .6
Industrials 8 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of September 30,
2025.
** Sectors representing less than 5% of total investments.

Annual Report — September 30, 2025
Statements of Assets and Liabilities

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert
International
Responsible
Index ETF
Calvert
Ultra-Short
Investment
Grade ETF
Calvert
US Large-Cap
Core Responsible
Index ETF
Calvert
US Large-Cap
Diversity, Equity and
Inclusion Index ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 187,748,233 $ 184,652,385 $ 472,044,562 $ 18,303,555
Investments in Securities of Affiliated Issuers, at Cost 1,477,981 19,138,883 6,071,571 98,943
Total Investments in Securities, at Cost 189,226,214 203,791,268 478,116,133 18,402,498
Investments in Securities of Unaffiliated Issuers, at Value
(1)
229,785,239 185,251,107 604,289,169 19,754,593
Investments in Securities of Affiliated Issuers, at Value 1,477,981 19,138,883 6,071,571 98,943
Total Investments in Securities, at Value 231,263,220 204,389,990 610,360,740 19,853,536
Foreign Currency, at Value
(2)
360,962 — 602 —
Cash 19,492 — — —
Due from Custodian — 930,208 — —
Receivable for Investments Sold — 854,233 — —
Interest Receivable — 1,340,486 — —
Dividends Receivable 728,359 14,807 315,064 10,224
Receivable for Variation Margin on Futures Contracts — 42,352 — —
Receivable from Securities Lending Income 2,833 238 1,319 11
Total Assets
232,374,866 207,572,314 610,677,725 19,863,771
Liabilities:
Collateral on Securities Loaned, at Value 1,359,824 11,887,462 4,729,896 55,905
Payable for Investments Purchased — 7,415,772 — —
Payable for Management Fee 35,923 37,127 77,155 2,451
Payable for Dividends to Shareholders 254 667,684 — —
Payable to Bank — 2 610 —
Other Liabilities 208 — — —
Total Liabilities
1,396,209 20,008,047 4,807,661 58,356
Net Assets
$ 230,978,657 $ 187,564,267 $ 605,870,064 $ 19,805,415
Net Assets Consist of:
Paid-in-Capital $ 193,099,672 $ 187,104,864 $ 476,003,432 $ 18,886,439
Total Distributable Earnings 37,878,985 459,403 129,866,632 918,976
Net Assets
$ 230,978,657 $ 187,564,267 $ 605,870,064 $ 19,805,415
Shares Outstanding
$0.001 Par Value (unlimited shares
authorized) 3,400,000 3,700,000 7,402,000 250,000
Net Asset Value Per Share
$ 67 .93 $ 50 .69 $ 81 .85 $ 79 .22
Including:
— — — —
(1)
Securities on Loan, at Value: $ 9,798,608 $ 13,723,104 $ 16,581,661 $ 126,670
(2)
Cost of Foreign cash: $ 361,185 $ — $ 602 $ —
a

Annual Report — September 30, 2025
Statements of Assets and Liabilities (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert
US Mid-Cap
Core Responsible
Index ETF
Calvert
US Select
Equity ETF
Eaton Vance
Floating-
Rate ETF
Eaton Vance
High Income
Municipal ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 70,160,358 $ 12,625,280 $ 1,420,823,962 $ 39,616,951
Investments in Securities of Affiliated Issuers, at Cost 2,831,513 21,912 127,721,423 —
Total Investments in Securities, at Cost 72,991,871 12,647,192 1,548,545,385 39,616,951
Investments in Securities of Unaffiliated Issuers, at Value
(1)
79,063,035 14,099,398 1,413,843,614 40,022,956
Investments in Securities of Affiliated Issuers, at Value 2,831,513 21,912 127,721,423 —
Total Investments in Securities, at Value 81,894,548 14,121,310 1,541,565,037 40,022,956
Foreign Currency, at Value
(2)
383 — — —
Net Unrealized Appreciation on Unfunded Commitments — — 6,578 —
Cash — — 11,627,312 —
Receivable for Investments Sold — — 8,217,765 —
Interest Receivable — — 8,175,350 602,552
Dividends Receivable 82,401 8,476 433,521 —
Receivable from Securities Lending Income 398 140 233 —
Total Assets
81,977,730 14,129,926 1,570,025,796 40,625,508
Liabilities:
Collateral on Securities Loaned, at Value 2,639,576 12,875 1,838,618 —
Payable for Investments Purchased — — 73,219,267 —
Payable for Management Fee 10,379 3,542 756,386 13,718
Payable for Dividends to Shareholders — — 8,386,681 160,960
Payable to Bank 389 1 — 2
Other Liabilities — — 5,529 —
Total Liabilities
2,650,344 16,418 84,206,481 174,680
Net Assets
$ 79,327,386 $ 14,113,508 $ 1,485,819,315 $ 40,450,828
Net Assets Consist of:
Paid-in-Capital $ 71,362,762 $ 13,768,805 $ 1,503,039,884 $ 40,237,823
Total Distributable Earnings (Accumulated Loss) 7,964,624 344,703 (17,220,569) 213,005
Net Assets
$ 79,327,386 $ 14,113,508 $ 1,485,819,315 $ 40,450,828
Shares Outstanding
$0.001 Par Value (unlimited shares
authorized) 1,250,000 190,000 29,900,000 820,001
Net Asset Value Per Share
$ 63 .46 $ 74 .28 $ 49 .69 $ 49 .33
Including:
— — — —
(1)
Securities on Loan, at Value: $ 5,466,501 $ 12,113 $ 1,859,549 $ —
(2)
Cost of Foreign cash: $ 383 $ — $ — $ —
a

Annual Report — September 30, 2025
Statements of Assets and Liabilities (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
High Yield ETF
Eaton Vance
Intermediate
Municipal
Income ETF
Eaton Vance
Mortgage
Opportunities ETF
*
Eaton Vance
Short Duration
Income ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 19,829,340 $ 109,564,601 $ 750,539,975 $ 633,730,738
Investments in Securities of Affiliated Issuers, at Cost 3,070,454 — 24,732,810 64,624,361
Total Investments in Securities, at Cost 22,899,794 109,564,601 775,272,785 698,355,099
Investments in Securities of Unaffiliated Issuers, at Value
(1)
20,897,887 111,644,576 767,963,650 638,576,736
Investments in Securities of Affiliated Issuers, at Value 3,070,454 — 24,731,689 64,566,681
Total Investments in Securities, at Value 23,968,341 111,644,576 792,695,339 703,143,417
Foreign Currency, at Value
(2)
— — 2,461,054 5
Unrealized appreciation on open foreign currency forward
exchange contracts — — 181,474 —
Due from Custodian — — — 7,363,181
Receivable for Investments Sold 52,167 — 15,199,285 24,078,534
Receivable for Fund Units Sold — — 5,042,004 —
Interest Receivable 322,223 1,246,434 2,610,578 4,983,352
Dividends Receivable 2,033 — 34,884 215,463
Receivable for Variation Margin on Futures Contracts — — 28,681 95,208
Receivable from Securities Lending Income 284 — — 2,169
Affiliate Fund Waiver — — — 5,071
Total Assets
24,345,048 112,891,010 818,253,299 739,886,400
Liabilities:
Securities Sold Short, at Value (proceeds  $—, $—,
$14,801,148 and $15,123,614, respectively) — — 14,809,497 15,103,396
Collateral on Securities Loaned, at Value 2,374,314 — — 23,903,038
Payable for Investments Purchased 592,175 1,250,000 101,032,317 30,553,037
Payable for Management Fee 8,905 9,529 262,295 123,807
Unrealized Depreciation on Foreign Currency Forward
Exchange Contracts — — 4,559 —
Payable for Dividends to Shareholders 117,012 349,252 2,497,577 2,366,434
Payable to Bank 1 1 157,798 1,228,946
Reorganization Expenses — — 124,815 —
Other Liabilities — 1 — 17
Total Liabilities
3,092,407 1,608,783 118,888,858 73,278,675
Net Assets
$ 21,252,641 $ 111,282,227 $ 699,364,441 $ 666,607,725
Net Assets Consist of:
Paid-in-Capital $ 20,000,000 $ 109,308,088 $ 693,327,310 $ 676,884,981
Total Distributable Earnings (Accumulated Loss) 1,252,641 1,974,139 6,037,131 (10,277,256)
Net Assets
$ 21,252,641 $ 111,282,227 $ 699,364,441 $ 666,607,725
Shares Outstanding
$0.001 Par Value (unlimited shares
authorized) 400,000 2,125,000 13,884,429 12,978,924
Net Asset Value Per Share
$ 53 .13 $ 52 .37 $ 50 .37 $ 51 .36
Including:
— — — —
(1)
Securities on Loan, at Value: $ 3,066,057 $ — $ — $ 40,371,077
(2)
Cost of Foreign cash: $ — $ — $ 2,444,657 $ 5
a
— — 4,559 —
* The Fund acquired all the assets and liabilities of the Morgan Stanley Mortgage Securities Trust  ("Predecessor Fund") in a reorganization that occurred as of the close of business on August 1, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization.
As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial Statements for further Information on the Reorganization.

Annual Report — September 30, 2025
Statements of Assets and Liabilities (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
Short Duration
Muncipal Income ETF
Eaton Vance
Total Return
Bond ETF
Eaton Vance
Ultra-Short
Income ETF
Parametric
Equity Plus ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 484,479,703 $ 3,762,897,174 $ 240,791,919 $ 19,720,768
Investments in Securities of Affiliated Issuers, at Cost 320,250 103,781,161 24,172,709 897,297
Total Investments in Securities, at Cost 484,799,953 3,866,678,335 264,964,628 20,618,065
Investments in Securities of Unaffiliated Issuers, at Value
(1)
488,821,049 3,789,733,215 241,578,232 23,477,589
Investments in Securities of Affiliated Issuers, at Value 320,250 103,947,585 24,167,459 911,806
Total Investments in Securities, at Value 489,141,299 3,893,680,800 265,745,691 24,389,395
Foreign Currency, at Value
(2)
— 44,458 — —
Unrealized appreciation on open foreign currency forward
exchange contracts — 430,377 — —
Cash — 656,769 — 1
Cash Pledged for Written Options — — — 66,289
Due from Custodian — 3,831,993 1,205,986 —
Receivable for Investments Sold — 260,754,117 1,104,026 —
Receivable for Fund Units Sold — 32,939,220 — —
Interest Receivable 4,735,412 27,203,662 1,735,019 —
Dividends Receivable — 512,645 12,064 13,006
Receivable for Variation Margin on Futures Contracts — 9,933,000 40,032 —
Receivable from Securities Lending Income 2 16,732 490 120
Affiliate Fund Waiver — 2,963 394 —
Total Assets
493,876,713 4,230,006,736 269,843,702 24,468,811
Liabilities:
Securities Sold Short, at Value (proceeds  $—,
$159,984,866, $— and $—, respectively) — 159,871,730 — —
Written Options Outstanding, at Value (Premiums Received
$—, $—, $— and $202,032, respectively) — — — 170,520
Due to Authorized Participant (Note F) — 23,422,703 — —
Collateral on Securities Loaned, at Value 320,250 85,937,163 23,048,161 94,732
Collateral on TBA Commitments — 750,000 — —
Payable for Investments Purchased 11,253,790 699,638,301 6,502,966 —
Payable for Management Fee 75,938 827,028 34,274 5,932
Unrealized Depreciation on Foreign Currency Forward
Exchange Contracts — 114,347 — —
Payable for Dividends to Shareholders 1,166,713 11,827,874 877,537 —
Payable to Bank 1 — 171 —
Other Liabilities — — — —
Total Liabilities
12,816,692 982,389,146 30,463,109 271,184
Net Assets
$ 481,060,021 $ 3,247,617,590 $ 239,380,593 $ 24,197,627
Net Assets Consist of:
Paid-in-Capital $ 476,891,652 $ 3,343,707,179 $ 238,428,298 $ 21,450,591
Total Distributable Earnings (Accumulated Loss) 4,168,369 (96,089,589) 952,295 2,747,036
Net Assets
$ 481,060,021 $ 3,247,617,590 $ 239,380,593 $ 24,197,627
Shares Outstanding
$0.001 Par Value (unlimited shares
authorized) 9,552,962 63,119,193 4,700,000 850,001
Net Asset Value Per Share
$ 50 .36 $ 51 .45 $ 50 .93 $ 28 .47
Including:
— — — —
(1)
Securities on Loan, at Value: $ 309,436 $ 101,734,670 $ 25,767,067 $ 549,990
(2)
Cost of Foreign cash: $ — $ 44,243 $ — $ —
a
— 114,347 — —
— — — 170,520

Annual Report — September 30, 2025
Statements of Assets and Liabilities (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Parametric
Equity Premium
Income ETF
Parametric
Hedged Equity ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 239,327,648 $ 99,187,522
Investments in Securities of Affiliated Issuers, at Cost 14,297,264 2,367,678
Total Investments in Securities, at Cost 253,624,912 101,555,200
Investments in Securities of Unaffiliated Issuers, at Value
(1)
248,779,584 115,105,583
Investments in Securities of Affiliated Issuers, at Value 14,297,264 2,466,734
Total Investments in Securities, at Value 263,076,848 117,572,317
Cash Pledged for Written Options 1,019,965 140,313
Receivable for Investments Sold — 879,285
Dividends Receivable 306,794 54,221
Receivable from Securities Lending Income 1,622 883
Total Assets
264,405,229 118,647,019
Liabilities:
Written Options Outstanding, at Value (Premiums Received $493,464 and $3,190,642, respectively) 358,462 5,707,739
Collateral on Securities Loaned, at Value 11,604,481 367,399
Payable for Investments Purchased — 2,012,089
Payable for Management Fee 63,024 26,544
Payable for Dividends to Shareholders 1,732,195 —
Payable to Bank — 3
Total Liabilities
13,758,162 8,113,774
Net Assets
$ 250,647,067 $ 110,533,245
Net Assets Consist of:
Paid-in-Capital $ 252,149,985 $ 106,223,466
Total Distributable Earnings (Accumulated Loss) (1,502,918) 4,309,779
Net Assets
$ 250,647,067 $ 110,533,245
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 9,650,000 3,450,000
Net Asset Value Per Share
$ 25 .97 $ 32 .04
Including:
— —
(1)
Securities on Loan, at Value: $ 21,597,517 $ 3,518,392
a
358,462 5,707,739

Annual Report — September 30, 2025
Statements of Operations

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert
International
Responsible
Index ETF
Calvert
Ultra-Short
Investment
Grade ETF
Calvert
US Large-Cap
Core Responsible
Index ETF
Calvert
US Large-Cap
Diversity, Equity
and
Inclusion Index ETF
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 4,450,375 $ — $ 5,730,985 $ 296,907
Dividends from Securities of Affiliated Issuers (Note G) 14,623 283,805 47,179 2,471
Income from Securities Loaned of Affiliated Issuers - Net (Note G) 7,038 1,745 3,072 106
Interest from Securities of Unaffiliated Issuers — 8,784,008 — —
Less: Foreign Taxes Withheld (503,795) — (734) (5)
Income from Securities Loaned - Net 14,325 907 11,614 582
Total Investment Income 3,982,566 9,070,465 5,792,116 300,061
Expenses:
Management Fee (Note B) 268,808 438,959 684,283 34,573
Total Expenses 268,808 438,959 684,283 34,573
Rebate from Morgan Stanley Affiliates (Note G) (518) (9,715) (1,607) (82)
Net Expenses 268,290 429,244 682,676 34,491
Net Investment Income
3,714,276 8,641,221 5,109,440 265,570
Realized Gain (Loss):
Investments Sold (2,319,293) 112,651 352,198 312,928
In-kind Redemptions on Investments 1,258,672 62,647 12,693,346 3,249,557
Foreign Currency Transactions 6,830 — — —
Futures Contracts — 26,789 — —
Net Realized Gain (Loss) (1,053,791) 202,087 13,045,544 3,562,485
Change in Unrealized Appreciation (Depreciation):
Investments 24,715,431 195,274 52,519,497 (296,391)
Foreign Currency Translation 10,442 — — —
Futures Contracts — 2,747 — —
Net Change in Unrealized Appreciation (Depreciation) 24,725,873 198,021 52,519,497 (296,391)
Net Realized Gain (Loss) and Change in Unrealized Appreciation
(Depreciation)
23,672,082 400,108 65,565,041 3,266,094
Net Increase in Net Assets Resulting from Operations $ 27,386,358 $ 9,041,329 $ 70,674,481 $ 3,531,664

Annual Report — September 30, 2025
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert
US Mid-Cap
Core Responsible
Index ETF
Calvert
US Select
Equity ETF
Eaton Vance
Floating-
Rate ETF
Eaton Vance
High Income
Municipal ETF
*
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 1,044,703 $ 294,535 $ — $ —
Dividends from Securities of Affiliated Issuers (Note G) 9,374 1,512 4,465,015 —
Income from Securities Loaned of Affiliated Issuers - Net (Note G) 1,144 492 1,511 —
Interest from Securities of Unaffiliated Issuers — — 98,115,152 1,006,855
Less: Foreign Taxes Withheld (519) (48) — —
Income from Securities Loaned - Net 2,910 538 740 —
Total Investment Income 1,057,612 297,029 102,582,418 1,006,855
Expenses:
Management Fee (Note B) 103,415 63,187 7,668,476 74,609
Total Expenses 103,415 63,187 7,668,476 74,609
Rebate from Morgan Stanley Affiliates (Note G) (315) (51) (147,597) —
Net Expenses 103,100 63,136 7,520,879 74,609
Net Investment Income
954,512 233,893 95,061,539 932,246
Realized Gain (Loss):
Investments Sold 1,135,987 (594,549) (7,727,586) (190,805)
In-kind Redemptions on Investments 1,682,444 3,463,831 — —
Foreign Currency Transactions — — 51,463 —
Net Realized Gain (Loss) 2,818,431 2,869,282 (7,676,123) (190,805)
Change in Unrealized Appreciation (Depreciation):
Investments 1,267,127 (3,488,226) (3,634,943) 406,005
Unfunded Commitments — — 9,074 —
Net Change in Unrealized Appreciation (Depreciation) 1,267,127 (3,488,226) (3,625,869) 406,005
Net Realized Gain (Loss) and Change in Unrealized Appreciation
(Depreciation)
4,085,558 (618,944) (11,301,992) 215,200
Net Increase (Decrease) in Net Assets Resulting from Operations $ 5,040,070 $ (385,051) $ 83,759,547 $ 1,147,446
* For the period from February 25, 2025 (Commencement of Operations) to September 30, 2025.

Annual Report — September 30, 2025
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
High Yield ETF
Eaton Vance
Intermediate
Municipal
Income ETF
Eaton Vance Mortgage Opportunities ETF
For the period aaaaaaaaaaaaaaaa
from aaaaaaaaaaaaaaaa
November 1, 2024 aaaaaaaaaaaaaaaa
aaaaa to aaaaaaa Year ended
September 30, 2025
*
a October 31, 2024
Investment Income:
Interest and dividends from Securities of Affiliated Issuers (Note G) $ 29,178 $ — $ 436,951 $ 808,428
Income from Securities Loaned of Affiliated Issuers - Net (Note G) 2,316 — —
Interest from Securities of Unaffiliated Issuers 1,496,084 2,682,727 26,632,560 19,937,679
Less: Foreign Taxes Withheld — — (12,473) —
Income from Securities Loaned - Net 600 2 — —
Total Investment Income 1,528,178 2,682,729 27,057,038 20,746,107
Expenses:
—
Management Fee (Note B) 101,469 198,988 478,173 —
Advisory Fees (Note B) — — 1,984,722 1,654,062
Sub Transfer Agency Fees (Note D) — — 455,560 —
Sub Transfer Agency Fees and Expenses (Class A) (Note D) — — — 42,208
Sub Transfer Agency Fees and Expenses (Class L) (Note D) — — — 189
Sub Transfer Agency Fees and Expenses (Class I) (Note D) — — — 267,294
Sub Transfer Agency Fees and Expenses (Class C) (Note D) — — — 2,014
Administration Fees (Note B) — — 337,825 281,542
Professional Fees — — 342,537 246,085
Distribution Fee (Note C) — — 171,927 —
Distribution Fee (Class A) (Note C) — — — 131,668
Distribution Fee (Class L) (Note C) — — — 1,483
Distribution Fee (Class C) (Note C) — — — 30,941
Registration Fees — — 179,172 107,767
Reorganization Fees — — 545,734 —
Custodian Fees (Note E) — — 52,571 62,317
Transfer Agency Fees (Note D) — — 48,503 —
Transfer Agency Fees and Expenses (Class A) (Note D) — — — 20,160
Transfer Agency Fees and Expenses (Class L) (Note D) — — — 2,840
Transfer Agency Fees and Expenses (Class I) (Note D) — — — 15,871
Transfer Agency Fees and Expenses (Class C) (Note D) — — — 2,925
Transfer Agency Fees and Expenses (Class R6) (Note D) — — — 3,616
Shareholder Reporting Fees — — 99,381 —
Shareholder Reports and Notices — — — 54,189
Trustees' Fees and Expenses — — 12,790 7,971
Other Expenses — — 96,932 104,271
Total Expenses 101,469 198,988 4,805,827 3,039,413
Waiver of Advisory and Other Fees (Note B) — (130,371) (1,156,169) —
Less: Waiver of Advisory Fees (Note D) — — — (230,032)
Less: Reimbursement of Transfer Agency and Sub Transfer
Agency Fees (Note D) — — — (175,265)
Less: Reimbursement of Class Specific Expenses (Class A) (Note D) — — — (9,686)
Less: Reimbursement of Class Specific Expenses (Class L) (Note D) — — — (2,585)
Less: Reimbursement of Class Specific Expenses (Class I) (Note D) — — — (135,250)
Less: Reimbursement of Class Specific Expenses (Class C) (Note D) — — — (298)
Less: Reimbursement of Class Specific Expenses (Class R6) (Note D) — — — (3,616)
Less: Rebate from Morgan Stanley Affiliated Cash Sweep (Note G) — — — (23,131)
Reimbursement of Class Specific Expenses (Note B) — — (22,503) —
Rebate from Morgan Stanley Affiliates (Note G) (956) — (14,043) —
Net Expenses 100,513 68,617 3,613,112 2,459,550
Net Investment Income
1,427,665 2,614,112 23,443,926 18,286,557

Annual Report — September 30, 2025
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
High Yield ETF
Eaton Vance
Intermediate
Municipal
Income ETF
Eaton Vance Mortgage Opportunities ETF
For the period aaaaaaaaaaaaaaaa
from aaaaaaaaaaaaaaaa
November 1, 2024 aaaaaaaaaaaaaaaa
aaaaa to aaaaaaa Year ended
September 30, 2025
*
a October 31, 2024
Realized Gain (Loss):
Investments Sold $ 230,942 $ (187,473) $ 3,459,468 $ 5,809,939
Investments in Affiliates — — — (61)
TBA Sales Commitments — — 3,194,059 —
Foreign Currency Forward Exchange Contracts — — (1,817,057) 607,056
Foreign Currency Transactions — — 66,328 73,068
Futures Contracts — — (245,322) 2,539,705
Net Realized Gain (Loss) 230,942 (187,473) 4,657,476 9,029,707
Change in Unrealized Appreciation (Depreciation):
—
Investments (338,991) 1,015,671 15,266,596 14,395,784
Investments in Affiliates — — 394 2,254
TBA Sales Commitments — — (8,349) —
Foreign Currency Forward Exchange Contracts — — 114,827 (855,424)
Foreign Currency Translation — — 43,746 (12,194)
Futures Contracts — — 3,104,907 (772,954)
Net Change in Unrealized Appreciation (Depreciation) (338,991) 1,015,671 18,522,121 12,757,466
Net Realized Gain (Loss) and Change in Unrealized Appreciation
(Depreciation)
(108,049) 828,198 23,179,597 21,787,173
Net Increase in Net Assets Resulting from Operations $ 1,319,616 $ 3,442,310 $ 46,623,523 $ 40,073,730
*   The Fund acquired all the assets and liabilities of the Morgan Stanley Mortgage Securities Trust  ("Predecessor Fund") in a reorganization that occurred as of the close of business on August 1, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial Statements for further
Information on the Reorganization.

Annual Report — September 30, 2025
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
Short Duration
Income ETF
Eaton Vance
Short Duration
Municipal Income
ETF
Eaton Vance
Total Return
Bond ETF
Eaton Vance
Ultra-Short
Income ETF
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 16,294 $ — $ — $ —
Dividends from Securities of Affiliated Issuers (Note G) 1,307,953 — 9,561,117 236,831
Income from Securities Loaned of Affiliated Issuers - Net (Note G) 25,697 1 123,739 2,517
Interest from Securities of Unaffiliated Issuers 15,947,728 9,847,646 77,352,937 7,158,335
Income from Securities Loaned - Net 15,280 6 59,313 1,630
Total Investment Income 17,312,952 9,847,653 87,097,106 7,399,313
Expenses:
Management Fee (Note B) 806,145 536,100 5,428,308 258,405
Total Expenses 806,145 536,100 5,428,308 258,405
Rebate from Morgan Stanley Affiliates (Note G) (58,704) — (361,931) (8,913)
Net Expenses 747,441 536,100 5,066,377 249,492
Net Investment Income
16,565,511 9,311,553 82,030,729 7,149,821
Realized Gain (Loss):
Investments Sold 1,116,959 70,713 (9,140,825) 103,984
Investments in Affiliates (180,762) — (820,266) (8,840)
In-kind Redemptions on Investments — — 334,466 5,704
TBA Sales Commitments 450,530 — 12,982,758 —
Foreign Currency Forward Exchange Contracts — — 1,005,762 —
Foreign Currency Transactions — — (95,900) —
Futures Contracts 326,320 — (3,805,256) 18,941
Swap Agreements (1,119) — — —
Net Realized Gain 1,711,928 70,713 460,739 119,789
Change in Unrealized Appreciation (Depreciation):
Investments 3,465,569 2,325,829 30,051,751 533,878
Investments in Affiliates (22,148) — 221,408 (5,250)
TBA Sales Commitments 20,218 — 70,521 —
Foreign Currency Forward Exchange Contracts — — 316,030 —
Foreign Currency Translation — 561 (247) —
Futures Contracts (258,094) — 2,026,078 1,492
Net Change in Unrealized Appreciation (Depreciation) 3,205,545 2,326,390 32,685,541 530,120
Net Realized Gain and Change in Unrealized Appreciation
(Depreciation)
4,917,473 2,397,103 33,146,280 649,909
Net Increase in Net Assets Resulting from Operations $ 21,482,984 $ 11,708,656 $ 115,177,009 $ 7,799,730

Annual Report — September 30, 2025
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Parametric
Equity Plus ETF
*
Parametric
Equity Premium
Income ETF
Parametric
Hedged Equity ETF
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 238,873 $ 5,411,879 $ 1,077,465
Dividends from Securities of Affiliated Issuers (Note G) 30,306 101,021 75,689
Income from Securities Loaned of Affiliated Issuers - Net (Note G) 188 4,941 1,932
Income from Securities Loaned - Net 288 6,479 1,795
Total Investment Income 269,655 5,524,320 1,156,881
Expenses:
Management Fee (Note B) 56,261 488,055 246,293
Total Expenses 56,261 488,055 246,293
Rebate from Morgan Stanley Affiliates (Note G) (974) (3,377) (2,305)
Net Expenses 55,287 484,678 243,988
Net Investment Income
214,368 5,039,642 912,893
Realized Gain (Loss):
Investments Sold (1,056,856) (4,266,759) (4,998,477)
Investments in Affiliates — — 321
In-kind Redemptions on Investments 27,992 4,805,992 4,737,869
In-Kind Redemptions on Investments in Affiliates (328) — 21,096
Written Options Contracts (5,692) (1,973,164) (299,688)
Net Realized Loss (1,034,884) (1,433,931) (538,879)
Change in Unrealized Appreciation (Depreciation):
Investments 3,756,821 5,204,837 13,062,000
Investments in Affiliates 14,509 — 90,599
Written Options Contracts 31,512 146,860 (1,939,641)
Net Change in Unrealized Appreciation (Depreciation) 3,802,842 5,351,697 11,212,958
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
2,767,958 3,917,766 10,674,079
Net Increase in Net Assets Resulting from Operations $ 2,982,326 $ 8,957,408 $ 11,586,972
* For the period from November 7, 2024 (Commencement of Operations) to September 30, 2025.

Annual Report — September 30, 2025
Statements of Changes in Net Assets

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert International Responsible
Index ETF
Calvert Ultra-Short Investment
Grade ETF
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 3,714,276  $ 2,224,567  $ 8,641,221  $ 3,211,047
Net Realized Gain (Loss) (1,053,791) (1,178,370) 202,087  152,635
Net Change in Unrealized Appreciation (Depreciation) 24,725,873  19,512,368  198,021  397,811
Net Increase in Net Assets Resulting from Operations 27,386,358  20,558,565  9,041,329  3,761,493
Dividends and Distributions to Shareholders:
Dividends and Distributions (4,141,388) (2,208,567) (9,135,431) (3,140,530)
Total Dividends and Distributions to Shareholders (4,141,388) (2,208,567) (9,135,431) (3,140,530)
Capital Share Transactions:
(1)
Subscribed –  –  139,622,622  51,853,688
Subscribed In-Kind 93,741,530  43,344,328  3,799,265  –
Redeemed –  –  (24,073,433) –
Redeemed In-Kind (5,792,396) –  (30,440,095) –
Net Increase in Net Assets Resulting from Capital Share
Transactions 87,949,134  43,344,328  88,908,359  51,853,688
Total Increase in Net Assets 111,194,104  61,694,326  88,814,257  52,474,651
Net Assets:
Beginning of Period 119,784,553  58,090,227  98,750,010  46,275,359
End of Period $ 230,978,657  $ 119,784,553  $ 187,564,267  $ 98,750,010
Capital Share Transactions:
Beginning of Period 2,000,000  1,200,000  1,950,000  925,000
Shares Subscribed –  –  2,750,000  1,025,000
Shares Subscribed In-Kind 1,500,000  800,000  75,000  –
Shares Redeemed –  –  (475,000) –
Shares Redeemed In-Kind (100,000) –  (600,000) –
Shares Outstanding, End of Period Net Increase in 3,400,000  2,000,000  3,700,000  1,950,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert US Large-Cap Core
Responsible Index ETF
Calvert US Large-Cap Diversity, Equity and
Inclusion Index ETF
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 5,109,440  $ 3,445,361  $ 265,570  $ 438,833
Net Realized Gain 13,045,544  12,025,249  3,562,485  7,445,034
Net Change in Unrealized Appreciation (Depreciation) 52,519,497  71,324,083  (296,391) 871,457
Net Increase in Net Assets Resulting from Operations 70,674,481  86,794,693  3,531,664  8,755,324
Dividends and Distributions to Shareholders:
Dividends and Distributions (5,075,428) (3,466,142) (269,737) (449,376)
Total Dividends and Distributions to Shareholders (5,075,428) (3,466,142) (269,737) (449,376)
Capital Share Transactions:
(1)
Subscribed In-Kind 207,064,961  107,681,207  7,193,822  29,384,260
Redeemed In-Kind (35,896,938) (39,782,792) (22,303,958) (30,412,206)
Net Increase (Decrease) in Net Assets Resulting from
Capital Share Transactions 171,168,023  67,898,415  (15,110,136) (1,027,946)
Total Increase (Decrease) in Net Assets 236,767,076  151,226,966  (11,848,209) 7,278,002
Net Assets:
Beginning of Period 369,102,988  217,876,022  31,653,624  24,375,622
End of Period $ 605,870,064  $ 369,102,988  $ 19,805,415  $ 31,653,624
Capital Share Transactions:
Beginning of Period 5,152,000  4,102,000  450,000  450,000
Shares Subscribed In-Kind 2,750,000  1,650,000  100,000  450,000
Shares Redeemed In-Kind (500,000) (600,000) (300,000) (450,000)
Shares Outstanding, End of Period Net Increase in 7,402,000  5,152,000  250,000  450,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert US Mid-Cap Core
Responsible Index ETF Calvert US Select Equity ETF
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 954,512  $ 593,427  $ 233,893  $ 335,826
Net Realized Gain 2,818,431  1,353,771  2,869,282  3,576,516
Net Change in Unrealized Appreciation (Depreciation) 1,267,127  8,681,011  (3,488,226) 4,567,289
Net Increase (Decrease) in Net Assets Resulting from
Operations 5,040,070  10,628,209  (385,051) 8,479,631
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,011,915) (588,367) (245,755) (341,318)
Total Dividends and Distributions to Shareholders (1,011,915) (588,367) (245,755) (341,318)
Capital Share Transactions:
(1)
Subscribed In-Kind 15,121,688  40,643,915  4,187,052  12,853,585
Redeemed In-Kind (5,973,670) (8,328,958) (18,840,724) (13,543,749)
Net Increase (Decrease) in Net Assets Resulting from
Capital Share Transactions 9,148,018  32,314,957  (14,653,672) (690,164)
Total Increase (Decrease) in Net Assets 13,176,173  42,354,799  (15,284,478) 7,448,149
Net Assets:
Beginning of Period 66,151,213  23,796,414  29,397,986  21,949,837
End of Period $ 79,327,386  $ 66,151,213  $ 14,113,508  $ 29,397,986
Capital Share Transactions:
Beginning of Period 1,100,000  500,000  430,000  430,000
Shares Subscribed In-Kind 250,000  750,000  60,000  210,000
Shares Redeemed In-Kind (100,000) (150,000) (300,000) (210,000)
Shares Outstanding, End of Period Net Increase in 1,250,000  1,100,000  190,000  430,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Eaton Vance
High Income
Municipal ETF
Year Ended
September 30, 2025
For the Period from
February 6, 2024
^
to September 30,
2024
For the Period from
February 25, 2025
^
to September 30,
2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 95,061,539  $ 34,140,408  $ 932,246
Net Realized Loss (7,676,123) (208,351) (190,805)
Net Change in Unrealized Appreciation (Depreciation) (3,625,869) (3,347,901) 406,005
Net Increase in Net Assets Resulting from Operations 83,759,547  30,584,156  1,147,446
Dividends and Distributions to Shareholders:
Dividends and Distributions (97,039,720) (34,524,552) (934,441)
Paid-in-Capital –  (3,156,395) –
Total Dividends and Distributions to Shareholders (97,039,720) (37,680,947) (934,441)
Capital Share Transactions:
(1)
Subscribed 497,409,432  349,292,362
(2)
45,067,695
Subscribed In-Kind 27,999,868  705,219,380  —
Redeemed (64,805,893) –  (4,829,872)
Redeemed In-Kind (8,918,870) –  –
Net Increase in Net Assets Resulting from Capital Share Transactions 451,684,537  1,054,511,742  40,237,823
Total Increase in Net Assets 438,404,364  1,047,414,951  40,450,828
Net Assets:
Beginning of Period 1,047,414,951  –  –
End of Period $ 1,485,819,315  $ 1,047,414,951  $ 40,450,828
Capital Share Transactions:
Beginning of Period 20,920,000  –  –
Shares Subscribed 9,920,000  6,920,000
(2)
920,001
Shares Subscribed In-Kind 560,000  14,000,000  –
Shares Redeemed (1,320,000) –  (100,000)
Shares Redeemed In-Kind (180,000) –  –
Shares Outstanding, End of Period Net Increase in 29,900,000  20,920,000  820,001
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.
(2) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Eaton Vance Intermediate Municipal Income
ETF
Year Ended
September 30, 2025
For the Period from
October 16, 2023
^
to September 30,
2024
Year Ended
September 30, 2025
For the Period from
October 16, 2023
^
to September 30,
2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,427,665  $ 1,389,229  $ 2,614,112  $ 795,956
Net Realized Gain (Loss) 230,942  123,396  (187,473) 94,583
Net Change in Unrealized Appreciation (Depreciation) (338,991) 1,407,538  1,015,671  1,064,304
Net Increase in Net Assets Resulting from Operations 1,319,616  2,920,163  3,442,310  1,954,843
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,597,833) (1,389,305) (2,629,788) (793,226)
Total Dividends and Distributions to Shareholders (1,597,833) (1,389,305) (2,629,788) (793,226)
Capital Share Transactions:
(1)
Subscribed –  20,000,000  84,007,679  25,300,409
Net Increase in Net Assets Resulting from Capital Share
Transactions –  20,000,000  84,007,679  25,300,409
Total Increase (Decrease) in Net Assets (278,217) 21,530,858  84,820,201  26,462,026
Net Assets:
Beginning of Period 21,530,858  –  26,462,026  –
End of Period $ 21,252,641  $ 21,530,858  $ 111,282,227  $ 26,462,026
Capital Share Transactions:
Beginning of Period 400,000  –  500,000  –
Shares Subscribed –  400,000  1,625,000  500,000
Shares Outstanding, End of Period Net Increase in 400,000  400,000  2,125,000  500,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
a
Eaton Vance Mortgage Opportunities ETF

a
For the Period
November 1, 2024
to
September 30,
2025
*

Year Ended
October 31, 2024

Year Ended
October 31, 2023

Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 23,443,926  $ 18,286,557  $ 11,203,805
Net Realized Gain (Loss) 4,657,476  9,029,707  (8,093,302)
Net Change in Unrealized Appreciation (Depreciation) 18,522,121  12,757,466  851,537
Net Increase in Net Assets Resulting from Operations 46,623,523  40,073,730  3,962,040
Dividends and Distributions to Shareholders:
Dividends and Distributions (27,827,102) (19,401,023) (11,904,632)
Total Dividends and Distributions to Shareholders (27,827,102) (19,401,023) (11,904,632)
Capital Share Transactions:
(1)
Subscribed 358,307,282  252,128,864  192,429,657
Subscribed In-Kind 38,142,255  –  –
Distributions Reinvested 22,973,162  16,442,794  9,537,130
Redeemed (209,104,408) (99,279,806) (112,574,912)
Class A:
Subscribed –  19,311,508  16,477,927
Distributions Reinvested –  2,689,868  2,159,494
Redeemed –  (11,085,168) (11,788,800)
Class L:
Subscribed –  –  –
Distributions Reinvested –  14,337  19,341
Redeemed –  (14,373) (495,867)
Class C:
Subscribed –  2,805,677  459,076
Distributions Reinvested –  137,012  134,411
Redeemed –  (921,882) (1,069,882)
Class R6:
Subscribed –  4,478  –
Distributions Reinvested –  695  601
Redeemed –  (32) –
Net Increase in Net Assets Resulting from Capital Share Transactions 210,318,291  182,233,972  95,288,176
Total Increase in Net Assets 229,114,712  202,906,679  87,345,584
Net Assets:
Beginning of Period 470,249,729  267,343,050  179,997,466
End of Period $ 699,364,441  $ 470,249,729  $ 267,343,050

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
a
Eaton Vance Mortgage Opportunities ETF

a
For the Period
November 1, 2024
to
September 30,
2025
*

Year Ended
October 31, 2024

Year Ended
October 31, 2023

Capital Share Transactions:
Shares Subscribed 7,261,801  33,121,861  25,780,390
Shares Subscribed In-Kind 760,000  –  –
Shares Issued on Distributions Reinvested 466,588  2,165,500  1,289,336
Shares Redeemed (4,244,114) (13,167,160) (15,160,414)
Class A:
Shares Subscribed –  2,494,658  2,195,154
Shares Issued on Distributions Reinvested –  349,223  286,895
Shares Redeemed –  (1,433,534) (1,574,634)
Class L:
Shares Subscribed –  –  –
Shares Issued on Distributions Reinvested –  1,881  2,589
Shares Redeemed –  (1,891) (65,954)
Class C:
Shares Subscribed –  363,212  61,081
Shares Issued on Distributions Reinvested –  17,916  17,980
Shares Redeemed –  (121,125) (144,347)
Class R6:
Shares Subscribed –  587  –
Shares Issued on Distributions Reinvested –  92  81
Shares Redeemed –  (4) –
* The Fund acquired all the assets and liabilities of the Morgan Stanley Mortgage Securities Trust  ("Predecessor Fund") in a reorganization that occurred as of the close of business on August 1, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization.
As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial Statements for further Information on the Reorganization.
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Eaton Vance Short Duration Municipal
Income ETF
Year Ended
September 30, 2025
Year Ended
September 30,
2024
*
Year Ended
September 30, 2025
Year Ended
September 30,
2024
**
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 16,565,511  $ 9,925,441  $ 9,311,553  $ 4,941,724
Net Realized Gain (Loss) 1,711,928  (10,974,293) 70,713  (100,775)
Net Change in Unrealized Appreciation (Depreciation) 3,205,545  23,326,507  2,326,390  3,058,956
Net Increase in Net Assets Resulting from Operations 21,482,984  22,277,655  11,708,656  7,899,905
Dividends and Distributions to Shareholders:
Dividends and Distributions (16,418,431) (10,744,586) (9,337,352) (5,464,781)
Total Dividends and Distributions to Shareholders (16,418,431) (10,744,586) (9,337,352) (5,464,781)
Capital Share Transactions:
(1)
Subscribed 43,293,354  24,103,512  340,420,533  40,411,530
Subscribed In-Kind 440,141,248  1,270,804  –  –
Distributions Reinvested –  7,736,546  –  2,715,831
Redeemed –  (222,571,263) (4,955,723) (89,980,362)
Redeemed In-Kind –  (13,754,820) –  –
Net Increase (Decrease) in Net Assets Resulting from
Capital Share Transactions 483,434,602  (203,215,221) 335,464,810  (46,853,001)
Total Increase (Decrease) in Net Assets 488,499,155  (191,682,152) 337,836,114  (44,417,877)
Net Assets:
Beginning of Period 178,108,570  369,790,722  143,223,907  187,641,784
End of Period $ 666,607,725  $ 178,108,570  $ 481,060,021  $ 143,223,907
Capital Share Transactions:
Beginning of Period 3,503,924  7,589,568  2,852,962  3,804,619
Shares Subscribed 850,000  486,506  6,800,000  810,018
Shares Subscribed In-Kind 8,625,000  25,000  –  –
Shares Issued on Distributions Reinvested –  156,772  –  54,750
Shares Redeemed –  (4,478,922) (100,000) (1,816,425)
Shares Redeemed In-Kind –  (275,000) –  –
Shares Outstanding, End of Period Net Increase in 12,978,924  3,503,924  9,552,962  2,852,962
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Income Portfolio ("Short Duration
Income") in a reorganization that occurred as of the close of business on June 14, 2024 ("Reorganization"). Short Duration Income ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
** The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio ("Short
Duration Municipal Income") in a reorganization that occurred as of the close of business on March 22, 2024 ("Reorganization"). Short Duration
Municipal Income ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF Eaton Vance Ultra-Short Income ETF
Year Ended
September 30, 2025
Year Ended
September 30,
2024
*
Year Ended
September 30, 2025
For the Period from
October 16, 2023
^
to September 30,
2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 82,030,729  $ 24,776,968  $ 7,149,821  $ 1,868,402
Net Realized Gain (Loss) 460,739  (15,705,180) 119,789  62,244
Net Change in Unrealized Appreciation (Depreciation) 32,685,541  52,794,019  530,120  250,551
Net Increase in Net Assets Resulting from Operations 115,177,009  61,865,807  7,799,730  2,181,197
Dividends and Distributions to Shareholders:
Dividends and Distributions (82,351,742) (27,111,352) (7,205,179) (1,817,749)
Total Dividends and Distributions to Shareholders (82,351,742) (27,111,352) (7,205,179) (1,817,749)
Capital Share Transactions:
(1)
Subscribed 117,392,412  71,672,853  144,935,782  43,961,619
Subscribed In-Kind 2,430,948,885  315,393,523  90,163,187  –
Distributions Reinvested –  13,735,675  –  –
Redeemed –  (287,390,471) (35,552,325) –
Redeemed In-Kind (22,096,422) (15,738,559) (5,085,669) –
Net Increase in Net Assets Resulting from Capital Share
Transactions 2,526,244,875  97,673,021  194,460,975  43,961,619
Total Increase in Net Assets 2,559,070,142  132,427,476  195,055,526  44,325,067
Net Assets:
Beginning of Period 688,547,448  556,119,972  44,325,067  –
End of Period $ 3,247,617,590  $ 688,547,448  $ 239,380,593  $ 44,325,067
Capital Share Transactions:
Beginning of Period 13,319,193  11,570,335  875,000  –
Shares Subscribed 2,320,000  1,450,907  2,850,000  875,000
Shares Subscribed In-Kind 47,920,000  6,160,000  1,775,000  –
Shares Issued on Distributions Reinvested –  281,829  –  –
Shares Redeemed –  (5,823,878) (700,000) –
Shares Redeemed In-Kind (440,000) (320,000) (100,000) –
Shares Outstanding, End of Period Net Increase in 63,119,193  13,319,193  4,700,000  875,000
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio ("Core Plus Fixed
Income") in a reorganization that occurred as of the close of business on March 22, 2024 ("Reorganization"). Core Plus Fixed Income ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Parametric Equity
Plus ETF Parametric Equity Premium Income ETF
For the Period from
November 7, 2024
^
to September 30,
2025
Year Ended
September 30, 2025
For the Period from
October 16, 2023
^
to September 30,
2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 214,368  $ 5,039,642  $ 1,072,555
Net Realized Gain (Loss) (1,034,884) (1,433,931) 285,000
Net Change in Unrealized Appreciation (Depreciation) 3,802,842  5,351,697  4,235,241
Net Increase in Net Assets Resulting from Operations 2,982,326  8,957,408  5,592,796
Dividends and Distributions to Shareholders:
Dividends and Distributions (207,534) (7,019,105) (1,083,910)
Paid-in-Capital –  (6,226,543) (1,483,735)
Total Dividends and Distributions to Shareholders (207,534) (13,245,648) (2,567,645)
Capital Share Transactions:
(1)
Subscribed 25  –  20,000,000
Subscribed In-Kind 23,781,237  210,869,709  83,419,817
Redeemed In-Kind (2,358,427) (32,104,479) (30,274,891)
Net Increase in Net Assets Resulting from Capital Share Transactions 21,422,835  178,765,230  73,144,926
Total Increase in Net Assets 24,197,627  174,476,990  76,170,077
Net Assets:
Beginning of Period –  76,170,077  –
End of Period $ 24,197,627  $ 250,647,067  $ 76,170,077
Capital Share Transactions:
Beginning of Period –  2,800,000  –
Shares Subscribed 1  –  800,000
Shares Subscribed In-Kind 950,000  8,050,000  3,150,000
Shares Redeemed In-Kind (100,000) (1,200,000) (1,150,000)
Shares Outstanding, End of Period Net Increase in 850,001  9,650,000  2,800,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Annual Report — September 30, 2025
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Year Ended
September 30, 2025
For the Period from
October 16, 2023
^
to September 30,
2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 912,893  $ 350,122
Net Realized Gain (Loss) (538,879) 2,071,249
Net Change in Unrealized Appreciation (Depreciation) 11,212,958  2,287,062
Net Increase in Net Assets Resulting from Operations 11,586,972  4,708,433
Dividends and Distributions to Shareholders:
Dividends and Distributions (917,558) (351,527)
Paid-in-Capital (271,827) (303,181)
Total Dividends and Distributions to Shareholders (1,189,385) (654,708)
Capital Share Transactions:
(1)
Subscribed –  20,000,000
Subscribed In-Kind 80,923,485  43,953,787
Redeemed In-Kind (22,393,553) (26,401,786)
Net Increase in Net Assets Resulting from Capital Share Transactions 58,529,932  37,552,001
Total Increase in Net Assets 68,927,519  41,605,726
Net Assets:
Beginning of Period 41,605,726  –
End of Period $ 110,533,245  $ 41,605,726
Capital Share Transactions:
Beginning of Period 1,450,000  –
Shares Subscribed –  800,000
Shares Subscribed In-Kind 2,750,000  1,600,000
Shares Redeemed In-Kind (750,000) (950,000)
Shares Outstanding, End of Period Net Increase in 3,450,000  1,450,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Annual Report — September 30, 2025
Financial Highlights
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 59 .89 $ 48 .41 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
1 .53 1 .39 1 .02
Net Realized and Unrealized Gain (Loss) 8 .14 11 .37 ( 1 .82 )
Total from Investment Operations 9 .67 12 .76 ( 0 .80 )
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 1 .63 ) ( 1 .28 ) ( 0 .79 )
Net Asset Value, End of Period
$ 67 .93 $ 59 .89 $ 48 .41
Total Return
(3)
16 .52% 26 .55% ( 1 .66 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$230,979 $119,785 $—
Net Assets, End of Period (Thousands) $ 230,979 $ 119,785 $ 58,090
Ratio of Expenses
(5)
0 .18% 0 .18% 0 .18%
(6)
Ratio of Net Investment Income
(5)
2 .49% 2 .52% 3 .01%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
11% 10% 13%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 50 .64 $ 50 .03 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
2 .40 2 .87 1 .82
Net Realized and Unrealized Gain (Loss) 0 .08 0 .48 ( 0 .07 )
Total from Investment Operations 2 .48 3 .35 1 .75
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 2 .43 ) ( 2 .74 ) ( 1 .72 )
Net Asset Value, End of Period
$ 50 .69 $ 50 .64 $ 50 .03
Total Return
(3)
5 .01% 6 .89% 3 .54%
(4)
Ratios to Average Net Assets and Supplemental Data:
$187,564 $98,750 $—
Net Assets, End of Period (Thousands) $ 187,564 $ 98,750 $ 46,275
Ratio of Expenses
(5)
0 .23% 0 .24% 0 .24%
(6)
Ratio of Net Investment Income
(5)
4 .73% 5 .70% 5 .42%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01% 0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate 134%
(8)
81% 54%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 71 .64 $ 53 .11 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .83 0 .76 0 .45
Net Realized and Unrealized Gain 10 .18 18 .53 2 .98
Total from Investment Operations 11 .01 19 .29 3 .43
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .80 ) ( 0 .76 ) ( 0 .32 )
Net Asset Value, End of Period
$ 81 .85 $ 71 .64 $ 53 .11
Total Return
(3)
15 .46% 36 .47% 6 .85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$605,870 $369,103 $—
Net Assets, End of Period (Thousands) $ 605,870 $ 369,103 $ 217,876
Ratio of Expenses
(5)
0 .15% 0 .15% 0 .15%
(6)
Ratio of Net Investment Income
(5)
1 .12% 1 .20% 1 .25%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
7% 10% 6%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 70 .34 $ 54 .17 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .78 0 .86 0 .49
Net Realized and Unrealized Gain 8 .93 16 .21 4 .13
Total from Investment Operations 9 .71 17 .07 4 .62
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .83 ) ( 0 .90 ) ( 0 .45 )
Net Asset Value, End of Period
$ 79 .22 $ 70 .34 $ 54 .17
Total Return
(3)
13 .90% 31 .65% 9 .23%
(4)
Ratios to Average Net Assets and Supplemental Data:
$19,805 $31,654 $—
Net Assets, End of Period (Thousands) $ 19,805 $ 31,654 $ 24,376
Ratio of Expenses
(5)
0 .14% 0 .14% 0 .14%
(6)
Ratio of Net Investment Income
(5)
1 .07% 1 .35% 1 .36%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
37% 44% 19%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 60 .14 $ 47 .59 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .83 0 .69 0 .44
Net Realized and Unrealized Gain (Loss) 3 .35 12 .47 ( 2 .46 )
Total from Investment Operations 4 .18 13 .16 ( 2 .02 )
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .86 ) ( 0 .61 ) ( 0 .39 )
Net Asset Value, End of Period
$ 63 .46 $ 60 .14 $ 47 .59
Total Return
(3)
7 .04% 27 .76% ( 4 .06 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$79,327 $66,151 $—
Net Assets, End of Period (Thousands) $ 79,327 $ 66,151 $ 23,796
Ratio of Expenses
(5)
0 .15% 0 .15% 0 .15%
(6)
Ratio of Net Investment Income
(5)
1 .38% 1 .26% 1 .32%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
24% 28% 16%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Calvert US Select Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 68 .37 $ 51 .05 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .74 0 .75 0 .50
Net Realized and Unrealized Gain 5 .98 17 .31 1 .01
Total from Investment Operations 6 .72 18 .06 1 .51
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .81 ) ( 0 .74 ) ( 0 .46 )
Net Asset Value, End of Period
$ 74 .28 $ 68 .37 $ 51 .05
Total Return
(3)
9 .92% 35 .53% 3 .00%
(4)
Ratios to Average Net Assets and Supplemental Data:
$14,114 $29,398 $—
Net Assets, End of Period (Thousands) $ 14,114 $ 29,398 $ 21,950
Ratio of Expenses
(5)
0 .29% 0 .29% 0 .29%
(6)
Ratio of Net Investment Income
(5)
1 .07% 1 .24% 1 .45%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
37% 9% 18%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2025
For the Period from
February 6, 2024
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 50 .07 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
3 .72 2 .59
Net Realized and Unrealized Loss ( 0 .34 ) ( 0 .30 )
Total from Investment Operations 3 .38 2 .29
Distributions from and/or in Excess of:
— —
Net Investment Income ( 3 .76 ) ( 1 .98 )
Paid-in-Capital — ( 0 .24 )
Total Distributions ( 3 .76 ) ( 2 .22 )
Net Asset Value, End of Period
$ 49 .69 $ 50 .07
Total Return
(3)
6 .94% 4 .64%
(4)
Ratios to Average Net Assets and Supplemental Data:
$1,485,819 $1,047,415
Net Assets, End of Period (Thousands) $ 1,485,819 $ 1,047,415
Ratio of Expenses
(5)
0 .59% 0 .55%
(6)
Ratio of Net Investment Income
(5)
7 .44% 7 .90%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01% 0 .05%
(6)
Portfolio Turnover Rate
(7)
81% 32%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
For the Period from
February 25, 2025
(1)
to
September 30, 2025
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
1 .41
Net Realized and Unrealized Loss ( 0 .81 )
Total from Investment Operations 0 .60
Distributions from and/or in Excess of:
—
Net Investment Income ( 1 .27 )
Net Asset Value, End of Period
$ 49 .33
Total Return
(3)
1 .28%
(4)
Ratios to Average Net Assets and Supplemental Data:
$40,451
Net Assets, End of Period (Thousands) $ 40,451
Ratio of Expenses 0 .39%
(5)
Ratio of Net Investment Income 4 .87%
(5)
Portfolio Turnover Rate 82%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.

Annual Report — September 30, 2025
Financial Highlights
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 53 .83 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
3 .57 3 .47
Net Realized and Unrealized Gain (Loss) ( 0 .28 ) 3 .83
Total from Investment Operations 3 .29 7 .30
Distributions from and/or in Excess of:
— —
Net Investment Income ( 3 .99 ) ( 3 .47 )
Net Asset Value, End of Period
$ 53 .13 $ 53 .83
Total Return
(3)
6 .52% 14 .88%
(4)
Ratios to Average Net Assets and Supplemental Data:
$21,253 $21,531
Net Assets, End of Period (Thousands) $ 21,253 $ 21,531
Ratio of Expenses
(5)
0 .48% 0 .47%
(6)
Ratio of Net Investment Income
(5)
6 .75% 6 .89%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(7)
0 .01%
(6)
Portfolio Turnover Rate 29% 22%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.

Annual Report — September 30, 2025
Financial Highlights
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 52 .92 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
1 .97 1 .98
Net Realized and Unrealized Gain (Loss) ( 0 .61 ) 2 .89
Total from Investment Operations 1 .36 4 .87
Distributions from and/or in Excess of:
— —
Net Investment Income ( 1 .91 ) ( 1 .95 )
Net Asset Value, End of Period
$ 52 .37 $ 52 .92
Total Return
(3)
2 .67% 9 .85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$111,282 $26,462
Net Assets, End of Period (Thousands) $ 111,282 $ 26,462
Ratio of Expenses Before Expense Limitation 0 .29% 0 .29%
(5)
Ratio of Expenses After Expense Limitation 0 .10% 0 .29%
(5)
Ratio of Net Investment Income 3 .81% 3 .96%
(5)
Portfolio Turnover Rate 86% 81%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.

Annual Report — September 30, 2025
Financial Highlights
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
PERIOD ENDED
EXPENSE
RATIO
NET INVESTMENT
INCOME RATIO
October 31, 2024
0.69%
5.19%
Selected Per Share Data and Ratios
For the Period
November 1,
2024
to
September 30,
2025
(1)
Year Ended October 31,
2024
(1)
2023
(1)
2022
(1)
2021
(1)
2020
(1)
Net Asset Value, Beginning of Period
(2)
$48.77 $45.41 $46.36 $53.59 $53.78 $54.80
Income (Loss) from Investment Operations:
(2)
— — — — — —
Net Investment Income
(3)
0 . 39 2.54 2.47 1.78 1.46 1.71
Net Realized and Unrealized Gain (Loss) 1 . 9 5 3.48 (0.76) (7.23) (0.25) (0.38)
Total from Investment Operations 2.34 6.02 1.71 (5.45) 1.21 1.33
Distributions from and/or in Excess of:
— — — — — —
Net Investment Income (0.74) (2.66) (2.66) (1.78) (1.40) (2.16)
Net Realized Gain — — — — — (0.19)
Total Distributions (0.74) (2.66) (2.66) (1.78) (1.40) (2.35)
Net Asset Value, End of Period
(2)
$50.37 $48.77 $45.41 $46.36 $53.59 $53.78
Total Return
(4) (5) (6)
8.42% 13.51%
(7)
3.58% (10.33)% 2.28%
(8)
2.58%
(8)
Ratios to Average Net Assets and Supplemental Data:
$699,364 $— $— $— $— $—
Net Assets, End of Period (Thousands) $699,364 $405,824 $219,485 $136,895 $135,147 $116,307
Ratio of Expenses Before Expense Limitation 0. 86%
(9)
0.81% 0.91% 0.91% 0.87% 0.91%
Ratio of Expenses After Expense Limitation
(10)
0. 64%
(9)
0.64%
(1 1 )
0.70% 0.69% 0.69% 0.69%
Ratio of Net Investment Income After Expense
Limitation
(10)
4 . 49%
(9)
5.24%
(1 1 )
5.27% 3.57% 2.59% 3.20%
Ratio of Net Investment Income before Expense
Limitation 4. 27%
(9)
5.07% 5.06% 5.06% 2.41% 2.98%
Ratio of Rebate from Morgan Stanley Affiliates 0. 0 0%
(9) ( 1 2 )
0.01% 0.00%
(1 2 )
0.01% 0.01% 0.01%
Portfolio Turnover Rate 1 05%
(5)(1 3 )
383% 429% 334% 371% 233%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Mortgage Securities Trust ("Predecessor Fund") in a reorganization that occurred as of the close of business on August 1, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of August 1, 2025.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Not annualized.
(6) The Morgan Stanley Mortgage Securities Trust was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Morgan
Stanley Mortgage Securities Trust's historical performance and the performance information reflects that of the Class I shares of the Morgan Stanley Mortgage
Securities Trust.
(7) Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class I shares.
(8) Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance
Summary.
(9) Annualized.
(10) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(11) If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:
(12) Amount is less than 0.005%.
(13) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30,
2025 2024
(1)
2023
(1)
2022
(1)
2021
(1)
Net Asset Value, Beginning of Period
(2)
$50.83 $48.76 $48.14 $51.74 $51.62
Income (Loss) from Investment Operations:
(2)
— — — — —
Net Investment Income
(3)
2.51 0.45 1.37 0.75 0.62
Net Realized and Unrealized Gain (Loss) 0.40 2.68 0.61 (3.60) 0.18
Total from Investment Operations 2.91 3.13 1.98 (2.85) 0.80
Distributions from and/or in Excess of:
(2)
— — — — —
Net Investment Income (2.38) (1.06) (1.30) (0.75) (0.68)
Net Realized Gain — — (0.06) — —
Total Distributions (2.38) (1.06) (1.36) (0.75) (0.68)
Net Asset Value, End of Period
(2)
$51.36 $50.83 $48.76 $48.14 $51.74
Total Return
(4) (5)
5.88% 8.94% 4.19% (5.62)% 1.57%
Ratios to Average Net Assets and Supplemental Data:
$666,608 $178,109 $— $— $—
Net Assets, End of Period (Thousands) $666,608 $178,109 $160,099 $178,175 $255,659
Ratio of Expenses 0.22%
(6)
0.58%
(7)
0.47%
(7)
0.44%
(7)
0.45%
(7)
Ratio of Expenses After Expense Limitation
(6)
N/A 0.27% 0.30% 0.30% 0.30%
Ratio of Net Investment Income
(6)
4.93% 4.04% 2.76% 1.48% 1.25%
Ratio of Rebate from Morgan Stanley Affiliates 0.02% 0.01% 0.00%
(8)
0.00%
(8)
0.00%
(8)
Portfolio Turnover Rate 124%
(9)
117%
(9)
26% 53% 53%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Short Duration Income Portfolio (“Short Duration Income”) in a
reorganization that occurred as of the close of business on June 14, 2024 (“Reorganization”). Short Duration Income ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects Short Duration Income's Class I shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of Short Duration Income into the Fund as of the close of June 14, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Short Duration Income was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed Short Duration Income's historical performance and the performance information reflects that of the Class I shares of Short Duration Income.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Reflects ratio of expenses before expense limitation.
(8) Amount is less than 0.005%.
(9) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30,
2025 2024
(1)
2023
(1)
2022
(1)
2021
(1)
Net Asset Value, Beginning of Period
(2)
$50.20 $49.36 $49.51 $49.51 $49.51
Income (Loss) from Investment Operations:
(2)
— — — — —
Net Investment Income
(3)
1.65 1.81 1.53 0.30 0.05
Net Realized and Unrealized Gain (Loss) 0.12 0.28 (0.29) 0.00 0.00
Total from Investment Operations 1.77 2.09 1.24 0.30 0.05
Distributions from and/or in Excess of:
(2)
— — — — —
Net Investment Income (1.61) (1.25) (1.39) (0.30) (0.05)
Net Asset Value, End of Period
(2)
$50.36 $50.20 $49.36 $49.51 $49.51
Total Return
(4) (5)
3.59% 5.78% 2.51% 0.61% 0.06%
Ratios to Average Net Assets and Supplemental Data:
$481,060 $143,224 $— $— $—
Net Assets, End of Period (Thousands) $481,060 $143,224 $95,009 $71,284 $66,358
Ratio of Expenses 0.19%
(6)
0.41%
(7)
0.43%
(7)
0.46%
(7)
0.40%
(7)
Ratio of Expenses After Expense Limitation
(6)
N/A 0.21% 0.15% 0.13% 0.13%
Ratio of Net Investment Income
(6)
3.30% 3.62% 3.09% 0.59% 0.07%
Ratio of Rebate from Morgan Stanley Affiliates 0.0 0%
(8)
0.00%
(8)
0.00%
(8)
N/A N/A
Portfolio Turnover Rate 23% 18% N/A
(9)
N/A
(9)
N/A
(9)
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Short Duration Municipal Income Portfolio (“Short Duration
Municipal Income”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). Short Duration Municipal Income
ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects Short Duration Municipal
Income's Class IR shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the
Reorganization.
(2) Per share amounts reflect the conversion of Short Duration Municipal Income into the Fund as of the close of March 22, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Short Duration Municipal Income was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed Short Duration Municipal
Income's historical performance and the performance information reflects that of the Class IR shares of Short Duration Municipal Income.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Reflects ratio of expenses before expense limitation.
(8) Amount is less than 0.005%.
(9) During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

Annual Report — September 30, 2025
Financial Highlights
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended September 30,
2025 2024
(1)
2023
(1)
2022
(1)
2021
(1)
Net Asset Value, Beginning of Period
(2)
$51.70 $48.08 $49.66 $60.59 $62.59
Income (Loss) from Investment Operations:
(2)
— — — — —
Net Investment Income
(3)
2.45 2.71 2.42 1.52 1.37
Net Realized and Unrealized Gain (Loss) (0.37) 2.69 (1.37) (10.82) (0.37)
Total from Investment Operations 2.08 5.40 1.05 (9.30) 1.00
Distributions from and/or in Excess of:
(2)
— — — — —
Net Investment Income (2.33) (1.78) (2.63) (1.47) (1.37)
Net Realized Gain — — — (0.16) (1.63)
Total Distributions (2.33) (1.78) (2.63) (1.63) (3.00)
Net Asset Value, End of Period
(2)
$51.45 $51.70 $48.08 $49.66 $60.59
Total Return
(4) (5)
4.20% 13.96% 2.03% (15.58)% 1.61%
Ratios to Average Net Assets and Supplemental Data:
$3,247,618 $688,547 $— $— $—
Net Assets, End of Period (Thousands) $3,247,618 $688,547 $423,920 $470,728 $727,989
Ratio of Expenses 0.30%
(6)
0.54%
(7)
0.63%
(7)
0.63%
(7)
0.62%
(7)
Ratio of Expenses After Expense Limitation
(6)
N/A 0.35% 0.40% 0.41% 0.41%
Ratio of Net Investment Income
(6)
4.84% 5.45% 4.81% 2.74% 2.26%
Ratio of Rebate from Morgan Stanley Affiliates 0.02% 0.02% 0.02% 0.01% 0.01%
Portfolio Turnover Rate
(8)
401% 367% 431% 266% 434%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Core Plus Fixed Income Portfolio (“Core Plus Fixed Income”)
in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). Core Plus Fixed Income ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects Core Plus Fixed Income's Class I shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of Core Plus Fixed Income into the Fund as of the close of March 22, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Core Plus Fixed Income was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed Core Plus Fixed Income's historical performance and the performance information reflects that of the Class I shares of Core Plus Fixed Income.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Reflects ratio of expenses before expense limitation.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 50 .66 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
2 .39 2 .78
Net Realized and Unrealized Gain 0 .15 0 .54
Total from Investment Operations 2 .54 3 .32
Distributions from and/or in Excess of:
— —
Net Investment Income ( 2 .27 ) ( 2 .66 )
Net Asset Value, End of Period
$ 50 .93 $ 50 .66
Total Return
(3)
5 .13% 6 .79%
(4)
Ratios to Average Net Assets and Supplemental Data:
$239,381 $44,325
Net Assets, End of Period (Thousands) $ 239,381 $ 44,325
Ratio of Expenses
(5)
0 .16% 0 .17%
(6)
Ratio of Net Investment Income
(5)
4 .70% 5 .74%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01% 0 .00%
(6) (7)
Portfolio Turnover Rate 136%
(8)
89%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
For the Period from
November 7, 2024
(1)
to
September 30, 2025
Net Asset Value, Beginning of Period
$ 25 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .25
Net Realized and Unrealized Gain 3 .46
Total from Investment Operations 3 .71
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .24 )
Net Asset Value, End of Period
$ 28 .47
Total Return
(3)
14 .94%
(4)
Ratios to Average Net Assets and Supplemental Data:
$24,198
Net Assets, End of Period (Thousands) $ 24,198
Ratio of Expenses
(5)
0 .28%
(6)
Ratio of Net Investment Income
(5)
1 .10%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01%
(6)
Portfolio Turnover Rate
(7)
24%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$27.20 $25.00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0.78 0.78
Net Realized and Unrealized Gain (Loss) (0.08) 3.19
Total from Investment Operations 0.70 3.97
Distributions from and/or in Excess of:
— —
Net Investment Income (0.97) (0.70)
Paid-in-Capital (0.96) (1.07)
Total Distributions (1.93) (1.77)
Net Asset Value, End of Period
$25.97 $27.20
Total Return
(3)
2.78% 16.38%
(4)
Ratios to Average Net Assets and Supplemental Data:
$250,647 $76,170
Net Assets, End of Period (Thousands) $250,647 $76,170
Ratio of Expenses
(5)
0.29% 0.29%
(6)
Ratio of Net Investment Income
(5)
2.99% 3. 09%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(7)
0.00%
(6)(7)
Portfolio Turnover Rate
(8)
27% 38%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Financial Highlights
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 28 .69 $ 25 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0 .32 0 .32
Net Realized and Unrealized Gain 3 .45 4 .03
Total from Investment Operations 3 .77 4 .35
Distributions from and/or in Excess of:
— —
Net Investment Income ( 0 .32 ) ( 0 .39 )
Paid-in-Capital ( 0 .10 ) ( 0 .27 )
Total Distributions ( 0 .42 ) ( 0 .66 )
Net Asset Value, End of Period
$ 32 .04 $ 28 .69
Total Return
(3)
13 .21% 17 .64%
(4)
Ratios to Average Net Assets and Supplemental Data:
$110,533 $41,606
Net Assets, End of Period (Thousands) $ 110,533 $ 41,606
Ratio of Expenses
(5)
0 .29% 0 .29%
(6)
Ratio of Net Investment Income
(5)
1 .07% 1 .21%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
13% 25%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2025
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end, management investment company established under Delaware law as a
Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on September 28,
2022 (the “Declaration of Trust”), the Trust is authorized to establish multiple series. The Trust is registered under the Investment
Company Act of 1940, as amended (the “Act”). Each Fund is a diversified series of the Trust, except for Calvert US Large-Cap Di-
versity, Equity and Inclusion Index ETF, which is non-diversified (individually referred to as a “Fund”, collectively as the “Funds”).
The Trust applies investment company accounting and reporting guidance Accounting Standard Codification (“ASC”) Topic 946.
In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each
Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
Investment objectives of each fund are as follows:
At a meeting held on September 28, 2023, the Board of Trustees (the "Trustees") of the Trust unanimously approved the reorga-
nization of Short Duration Municipal Income and Core Plus Fixed Income (the "Predecessor Funds") into exchange-traded funds
(each, an "ETF"), which will be managed by Morgan Stanley Investment Management Inc. (the "Adviser"). On March 22, 2024,
pursuant to the Plan of Reorganization, approved by the respective shareholders of the Predecessor Funds on January 5, 2024, each
Predecessor Fund was converted into an ETF, the Eaton Vance Short Duration Municipal Income ETF and Eaton Vance Total
Return Bond ETF (the "Survivor Funds") with the identical investment objectives and similar principal investment strategies as the
Predecessor Funds (each,a "Reorganization"). These tax-free acquisitions of the Predecessor Funds were designated as the accounting survivors in the Reorganizations. As a result, the Survivor Funds assumed the Predecessor Fund's accounting and financial histo-
ry. Short Duration Municipal Income and Core Plus Fixed Income shareholders became shareholders of the respective Survivor
Fund and received shares of the respective Survivor Fund with an aggregate value equal to the aggregate net asset value of the respec-
tive Predecessor Fund's shares held immediately prior to the respective Reorganization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Survivor Fund's Shares, in a tax-free exchange as follows:
Fund Fund Objective
Calvert International Responsible Index ETF
Seeks to track the performance of the Calvert International Responsible Index.
Calvert Ultra-Short Investment Grade ETF
Seeks to maximize income, to the extent consistent with preservation of capital.
Calvert US Large-Cap Core Responsible Index ETF
Seeks to track the performance of the Calvert US Large-Cap Core Responsible Index.
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Seeks to track the performance of the Calvert US Large-Cap Diversity Research Index.
Calvert US Mid-Cap Core Responsible Index ETF
Seeks to track the performance of the Calvert US Mid-Cap Core Responsible Index.
Calvert US Select Equity ETF
Seeks to provide long-term capital appreciation.
Eaton Vance Floating-Rate ETF
Seeks to provide a high level of current income.
Eaton Vance High Income Municipal ETF
Seeks to provide high current income exempt from regular federal income tax.
Eaton Vance High Yield ETF
Seeks to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital.
Eaton Vance Intermediate Municipal Income ETF
Seeks to provide current income exempt from regular federal income tax.
Eaton Vance Mortgage Opportunities ETF
Seeks a high level of current income.
Eaton Vance Short Duration Income ETF
Seeks to provide above-average total return over a market cycle of three to five years.
Eaton Vance Short Duration Municipal Income ETF
Seeks to provide current income exempt from regular federal income tax.
Eaton Vance Total Return Bond ETF
Seeks above-average total return over a market cycle of three to five years.
Eaton Vance Ultra-Short Income ETF
Seeks to maximize income, to the extent consistent with preservation of capital.
Parametric Equity Plus ETF
Seeks to provide longterm capital appreciation.
Parametric Equity Premium Income ETF
Seeks to provide consistent monthly income while maintaining prospects for capital appreciation.
Parametric Hedged Equity ETF
Seeks to provide capital appreciation while limiting losses experienced by investors (before fees, expenses, and taxes) through the incorporation of an option overlay hedge strategy.

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
At a meeting held on December 6, 2023, the Trustees of the Trust unanimously approved the reorganization of Short Duration
Income (the "Predecessor Fund") into an exchange-traded fund ("ETF"), which will be managed by the Adviser. On June 14, 2024, pursuant to the Plan of Reorganization, approved by the shareholders of the Predecessor Fund on March 15, 2024, the Predecessor
Fund was converted into an ETF, the Eaton Vance Short Duration Income ETF (the "Survivor Fund") with the identical invest-
ment objectives and similar principal investment strategies as the Predecessor Fund (the "Reorganization"). This tax-free acquisition of the Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Survivor Fund assumed the Predecessor Fund's accounting and financial history. Predecessor Fund shareholders became shareholders of the Survivor Fund and received shares of the Survivor Fund with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the Reorganization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Survivor Fund's Shares, in a tax-free exchange as follows:
At a meeting held on March 12, 2025, the Trustees of the Trust unanimously approved the reorganization of Morgan Stanley Mort-
gage Securities Trust (the "Predecessor Fund") into an exchange-traded fund ("ETF"), which will be managed by the Adviser and changed the fiscal year end of the Fund to September 30th. On August 1, 2025, pursuant to the Plan of Reorganization, approved by the shareholders of the Predecessor Fund on June 11, 2025, the Predecessor Fund was converted into an ETF, the Eaton
Vance Mortgage Opportunities ETF (the "Survivor Fund") with the identical investment objectives and similar principal invest-
ment strategies as the Predecessor Fund (the "Reorganization"). This tax-free acquisition of the Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Survivor Fund assumed the Predecessor Fund's accounting and financial history. Predecessor Fund shareholders became shareholders of the Survivor Fund and received shares of the Survivor Fund with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the Reorga-
nization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Survivor Fund's Shares, in a tax-free exchange as follows:
Fund
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Short Duration Municipal Income Portfolio
*
12,391,520 -0- $125,149,069
+
-0-
Eaton Vance Short Duration Municipal Income ETF -0- 2,502,962 -0 - $125,148,029
Core Plus Fixed Income Portfolio
*
38,247,818 -0- 363,962,896
++
-0-
Eaton Vance Total Return Bond ETF -0- 7,279,194 -0 - 363,961,956
* Represents the accounting survivor.
+ Includes unrealized appreciation on investments of $1,206,820 with a fair value of $123,548,378 and identified cost of $122,341,558.
++ Includes unrealized depreciation on investments of $18,057,023 with a fair value of $406,626,891 and identified cost of $424,683,914.
Fund
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Short Duration Income Portfolio
*
23,287,610 -0- $187,695,023
+
-0-
Eaton Vance Short Duration Income ETF -0- 3,753,924 -0 - $187,695,459
* Represents the accounting survivor.
+ Includes unrealized depreciation on investments of $2,320,421 with a fair value of $174,066,222 and identified cost of $176,386,643.

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
For financial reporting purposes, assets received and shares issued by the Survivor Funds were recorded at fair value and the cost basis of the investments received from the Predecessor Funds were carried forward to the Survivor Funds.
A. Significant Accounting Policies:
 The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Trust in the preparation of its financial statements.
GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the finan-
cial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”)
market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the
Adviser or Morgan Stanley Investment Management Limited (“MSIM Limited”) (Eaton Vance High Yield ETF) or Paramet-
ric Portfolio Associated LLC (the “Sub-Advisers”) (Parametric Equity Plus ETF, Parametric Equity Income ETF, and Paramet-
ric Hedged Equity ETF) each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) when market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the
Trustees; (7) senior loans are valued using a price provided by an approved valuation vendor and if a valuation is not available from any of the approved valuation vendor, then a quote from the broker/dealer will be used; (8) investments in Exchange
Traded Funds are valued at market price; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward
Fund
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Morgan Stanley Mortgage Securities Trust
*
75,742,770 -0- $598,227,656
+
-0-
Eaton Vance Mortgage Opportunities ETF -0- 11,964,429 -0 - $598,223,549
* Represents the accounting survivor.
+ Includes unrealized appreciation on investments of $17,443,429 with a fair value of $715,803,705 and identified cost of $698,360,276.

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respec-
tively, as of the close of the New York Stock Exchange; and (10) investments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valu-
ation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These proce-
dures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2. Fair Value Measurement:
Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC
820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transac-
tion between market participants at the measurement date. ASC 820 establishes a three tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value mea-
surements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets for identical investments.
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of in-
vestments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judg-
ment and considers factors specific to each security.
The following is a summary of the inputs used to value each Fund's investments as of September 30, 2025:
Calvert International Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 229,739,483
(1)
$ — $ — $ 229,739,483
Preferred Stocks
45,647 — — 45,647
Rights
109 — — 109
Warrants
— — —
(2)
—
(2)
Short-Term Investments
Investment Company 1,477,981 — — 1,477,981
Total Assets $231,263,220 $— $— $231,263,220

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
(2) Includes a security valued at zero.
Warrants
Beginning Balance
$ —
Purchases —
Sales —
Transfers in —
(1)
Transfers out —
Corporate actions —
Change in unrealized appreciation (depreciation) —
Realized gains (losses) —
Ending Balance
$ —
(1)
Net change in unrealized appreciation (depreciation) from Investments still held as of September 30, 2025 $ —
(1) Includes a security valued at zero.
Calvert Ultra-Short Investment Grade ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 28,582,515 $ — $ 28,582,515
Commercial Mortgage-Backed Securities — 24,288,075 — 24,288,075
Corporate Bonds — 93,460,568 — 93,460,568
U.S. Government and Agency Securities — 30,985,161 — 30,985,161
Total Fixed Income Securities — 177,316,319 — 177,316,319
Short-Term Investments
Investment Company 19,138,883 — — 19,138,883
Commercial Paper — 7,934,788 — 7,934,788
Total Short-Term Investments 19,138,883 7,934,788 — 27,073,671
Futures Contracts
1,683 — — 1,683
Total Assets $19,140,566 $185,251,107 $— $204,391,673
Liabilities:
Futures Contracts
(301) — — (301)
Total $19,140,265 $185,251,107 $— $204,391,372
Calvert US Large-Cap Core Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 604,289,169
(1)
$ — $ — $ 604,289,169
Short-Term Investments
Investment Company 6,071,571 — — 6,071,571
Total Assets $610,360,740 $— $— $610,360,740
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 19,754,593
(1)
$ — $ — $ 19,754,593
Short-Term Investments
Investment Company 98,943 — — 98,943
Total Assets $19,853,536 $— $— $19,853,536
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Calvert US Mid-Cap Core Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 79,063,035
(1)
$ — $ — $ 79,063,035
Short-Term Investments
Investment Company 2,831,513 — — 2,831,513
Total Assets $81,894,548 $— $— $81,894,548
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Calvert US Select Equity ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 14,099,398
(1)
$ — $ — $ 14,099,398
Short-Term Investments
Investment Company 21,912 — — 21,912
Total Assets $14,121,310 $— $— $14,121,310
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Eaton Vance Floating-Rate ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ — $ 1,445,166 $ — $ 1,445,166
— — — —
Fixed Income Securities
Asset-Backed Securities — 113,971,520 — 113,971,520
Corporate Bonds — 71,933,171 — 71,933,171
Variable Rate Senior Loan Interests — 1,226,493,757 — 1,226,493,757
Total Fixed Income Securities — 1,412,398,448 — 1,412,398,448
Short-Term Investments
Investment Company 127,721,423 — — 127,721,423
Total Assets $127,721,423 $1,413,843,614 $— $1,541,565,037

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 39,615,677 $ — $ 39,615,677
Short-Term Investments
Investment Company 57,279 — — 57,279
Municipal Bonds — 350,000 — 350,000
Total Short-Term Investments 57,279 350,000 — 407,279
Total Assets $57,279 $39,965,677 $— $40,022,956
Eaton Vance High Yield ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 20,897,887 $ — $ 20,897,887
Short-Term Investments
Investment Company 3,070,454 — — 3,070,454
Total Assets $3,070,454 $20,897,887 $— $23,968,341
Eaton Vance Intermediate Municipal Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 1,031,455 $ — $ 1,031,455
Municipal Bonds — 105,754,915 — 105,754,915
Total Fixed Income Securities — 106,786,370 — 106,786,370
Short-Term Investments
Investment Company 3,458,206 — — 3,458,206
Municipal Bonds — 1,400,000 — 1,400,000
Total Short-Term Investments 3,458,206 1,400,000 — 4,858,206
Total Assets $3,458,206 $108,186,370 $— $111,644,576
Eaton Vance Mortgage Opportunities ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 141,161,477 $ — $ 141,161,477
Collateralized Mortgage Obligations — Agency Collateral
Series — 268,468,486 — 268,468,486
Commercial Mortgage-Backed Securities — 269,954,510 — 269,954,510
Corporate Bonds — 25,983,451 — 25,983,451
Total Fixed Income Securities — 705,567,924 — 705,567,924

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Short-Term Investments
Investment Company $ 24,683,898 $ — $ — $ 24,683,898
Commercial Paper — 7,900,904 — 7,900,904
U.S. Government and Agency Securities — 54,542,613 — 54,542,613
Total Short-Term Investments 24,683,898 62,443,517 — 87,127,415
Foreign Currency Forward Exchange Contracts
— 181,474 — 181,474
Futures Contracts
143,244 — — 143,244
Total Assets $24,827,142 $768,192,915 $— $793,020,057
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (14,809,497) — (14,809,497)
Foreign Currency Forward Exchange Contracts
— (4,559) — (4,559)
Total Liabilities
$— $(14,814,056) $— $(14,814,056)
Total $24,827,142 $753,378,859 $— $778,206,001
Eaton Vance Short Duration Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 146,837,740 $ — $ 146,837,740
Collateralized Mortgage Obligations — Agency Collateral
Series — 39,142,172 — 39,142,172
Commercial Mortgage-Backed Securities — 97,920,276 — 97,920,276
Corporate Bonds — 289,449,758 — 289,449,758
Sovereign — 4,262,774 — 4,262,774
U.S. Government and Agency Securities — 56,185,004 — 56,185,004
Total Fixed Income Securities — 633,797,724 — 633,797,724
Investment Companies
15,477,530 — — 15,477,530
Short-Term Investments
Investment Company 49,089,151 — — 49,089,151
Commercial Paper — 3,257,438 — 3,257,438
U.S. Government and Agency Security — 1,521,574 — 1,521,574
Total Short-Term Investments 49,089,151 4,779,012 — 53,868,163
Futures Contracts
36,764 — — 36,764
Total Assets $64,603,445 $638,576,736 $— $703,180,181
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (15,103,396) — (15,103,396)
Futures Contracts
(189,406) — — (189,406)
Total Liabilities
$(189,406) $(15,103,396) $— $(15,292,802)
Total $64,414,039 $623,473,340 $— $687,887,379

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 3,586,700 $ — $ 3,586,700
Municipal Bonds — 399,308,943 — 399,308,943
Total Fixed Income Securities — 402,895,643 — 402,895,643
Short-Term Investments
Investment Companies 12,930,656 — — 12,930,656
Municipal Bonds — 73,315,000 — 73,315,000
Total Short-Term Investments 12,930,656 73,315,000 — 86,245,656
Total Assets $12,930,656 $476,210,643 $— $489,141,299
Eaton Vance Total Return Bond ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 426,766,994 $ — $ 426,766,994
Collateralized Mortgage Obligations — Agency Collateral
Series — 992,097,898 — 992,097,898
Commercial Mortgage-Backed Securities — 335,026,240 — 335,026,240
Corporate Bonds — 965,251,317 — 965,251,317
Sovereign — 16,221,618 — 16,221,618
U.S. Government and Agency Securities — 1,052,479,611 — 1,052,479,611
Total Fixed Income Securities — 3,787,843,678 — 3,787,843,678
Investment Companies
13,951,315 — — 13,951,315
Short-Term Investments
Investment Company 89,996,270 — — 89,996,270
U.S. Government and Agency Security — 1,889,537 — 1,889,537
Total Short-Term Investments 89,996,270 1,889,537 — 91,885,807
Foreign Currency Forward Exchange Contracts
— 430,377 — 430,377
Futures Contracts
2,628,978 — — 2,628,978
Total Assets $106,576,563 $3,790,163,592 $— $3,896,740,155
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (159,871,730) — (159,871,730)
Foreign Currency Forward Exchange Contracts
— (114,347) — (114,347)
Futures Contracts
(392,805) — — (392,805)
Total Liabilities
$(392,805) $(159,986,077) $— $(160,378,882)
Total $106,183,758 $3,630,177,515 $— $3,736,361,273
Eaton Vance Ultra-Short Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 42,080,858 $ — $ 42,080,858
Commercial Mortgage-Backed Securities — 29,740,096 — 29,740,096

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Corporate Bonds $ — $ 132,388,429 $ — $ 132,388,429
Sovereign — 553,563 — 553,563
U.S. Government and Agency Securities — 29,390,815 — 29,390,815
Total Fixed Income Securities — 234,153,761 — 234,153,761
Investment Company
745,050 — — 745,050
Short-Term Investments
Investment Company 23,422,409 — — 23,422,409
Commercial Paper — 7,424,471 — 7,424,471
Total Short-Term Investments 23,422,409 7,424,471 — 30,846,880
Futures Contracts
1,712 — — 1,712
Total Assets $24,169,171 $241,578,232 $— $265,747,403
Liabilities:
Futures Contracts
(2,104) — — (2,104)
Total $24,167,067 $241,578,232 $— $265,745,299
Parametric Equity Plus ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 23,389,954
(1)
$ — $ — $ 23,389,954
Purchased Options
15,276 150,726 — 166,002
Short-Term Investments
Investment Company 833,439 — — 833,439
Total Assets $24,238,669 $150,726 $— $24,389,395
Liabilities:
Written Options
(28,554) (141,966) — (170,520)
Total Liabilities $(28,554) $(141,966) $— $(170,520)
Total $24,210,115 $8,760 $— $24,218,875
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Parametric Equity Premium Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 248,779,584
(1)
$ — $ — $ 248,779,584
Short-Term Investments
Investment Company 14,297,264 — — 14,297,264
Total Assets $263,076,848 $— $— $263,076,848
Liabilities:
Written Options
— (358,462) — (358,462)
Total Liabilities $— $(358,462) $— $(358,462)
Total $263,076,848 $(358,462) $— $262,718,386
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Parametric Hedged Equity ETF

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valua-
tion changes.
3. Foreign Currency Translation and Foreign Investments:
The books and records of each Fund are maintained in U.S.
dollars. Foreign currency amounts are translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the investments and other assets and liabilities of certain funds are presented at the prevailing rate of exchange and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at pe-
riod end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains
(losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment trans-
actions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency translation for the period is reflected in the Statements of Operations.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of
U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S.
dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibili-
ty of political or economic instability.
Governmental approval for foreign investments may be required in advance of making an investment under certain circum-
stances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among oth-
er concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the
Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ.
In the absence of trading of the foreign shares in such markets, each Fund values the foreign shares at the closing exchange price of the local shares.
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs  Total
Assets:
Common Stocks
$ 114,051,665
(1)
$ — $ — $ 114,051,665
Purchased Options
1,447,980 — — 1,447,980
Short-Term Investments
Investment Company 2,072,672 — — 2,072,672
Total Assets $117,572,317 $— $— $117,572,317
Liabilities:
Written Options
(5,707,739) — — (5,707,739)
Total Liabilities $(5,707,739) $— $— $(5,707,739)
Total $111,864,578 $— $— $111,864,578
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
4. Derivatives:
 Certain Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedg-
ing, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements, risks arising from mispricing or valuation complex-
ity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Funds'
holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.
These derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy their obligations or may cause the Funds to be more volatile than if the Funds had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Funds' investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Funds used during the period and their associ-
ated risks:
Foreign Currency Forward Exchange Contracts: In connection with their investments in foreign securities, certain Funds also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign cur-
rency forward exchange contract (“currency contract”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a conse-
quence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterpar-
ty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized gain or loss. A Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.
Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by a Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transac-
tion may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above,

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.
Options: With respect to options, a Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by a Fund. A Fund may purchase and/or write put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Fund's exposure to the under-
lying (or similar) instrument. When entering into purchased option contracts, a Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total
Investments in Securities" in the Statements of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instru-
ment in order to determine the realized gain or loss on investments. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the mar-
ket price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to a Fund, minus the premium paid. As the buyer of a put op-
tion, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to a Fund, minus the premium paid.
If a Fund writes an option, it sells to another party the right to buy from or sell to a Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by a Fund. A Fund may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase a Fund's exposure to the underlying instrument. Writing call options tend to decrease a Fund's exposure to the underlying instruments. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call)
or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or curren-
cy underlying the written option. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a
Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unex-
pected events. The prices of options can be highly volatile and the use of options can lower total returns.
Swaps:  Certain Funds may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instru-
ments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A
Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap trans-
actions may help reduce counterparty credit risk. In a cleared swap, a Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-
Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and ex-
change-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-
in basis based on the type of market participant and U.S. Commodities Futures Trading Commission (“CFTC”) approval of contracts for central clearing and exchange trading.
Certain Funds use of swaps during the period included those based on the credit of an underlying security commonly referred to as “credit default swaps.” A Fund may be either the buyer or seller in a credit default swap. Where a Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par(or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obliga-
tion. If no default occurs, a Fund would have paid to the counterparty a periodic stream of payments over the term of the con-
tract and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to a Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the
Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settle-
ment amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. A Fund’s maxi-
mum risk of loss from counterparty risk as of the date of the statement of assets and liabilities, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.
If applicable, the current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
When a Fund has an unrealized loss on a swap agreement, a Fund has instructed the custodian to pledge cash or liquid secu-
rities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to)
Broker” in the Statements of Assets and Liabilities.
Upfront payments paid or received by a Fund will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (de-
preciation) on the Statements of Operations. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statements Operations, in addition to any realized gains (loss) recorded upon the

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
termination of swap agreements.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative in-
struments by requiring enhanced disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund’s financial position and results of operations.
The following tables set forth the fair value of each Fund’s derivative contracts by primary risk exposure as of September 30,
2025:
Asset Derivatives
Statements of Assets and Primary Risk
Fund Liabilities Location Exposure Value
Calvert Ultra-Short Investment Grade ETF
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk $ 1,683 (a)
Eaton Vance Mortgage Opportunities ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk 181,474
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk 143,244 (a)
Total ............................... $324,718
Eaton Vance Short Duration Income ETF
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk 36,764 (a)
Eaton Vance Total Return Bond ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk 430,377
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk 2,628,978 (a)
Total ............................... $3,059,355
Eaton Vance Ultra-Short Income ETF
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk 1,712 (a)
Parametric Equity Plus ETF
Purchased Options Contracts .................. Investments, at Value
Purchased Options Contracts Equity Risk 166,002 (b)
Parametric Hedged Equity ETF
Purchased Options Contracts .................. Investments, at Value
Purchased Options Contracts Equity Risk 1,447,980 (b)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statements of Assets and
Liabilities only reflect the current day's net variation margin.
(b) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.
Liability Derivatives
Statements of Assets and Primary Risk
Fund Liabilities Location Exposure Value
Calvert Ultra-Short Investment Grade ETF
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk $ (301)(a)

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
The following tables set forth by primary risk exposure each Fund’s realized gains (losses) and change in unrealized appreciation
(depreciation) by type of derivative contract for the year ended  September 30, 2025 in accordance with ASC 815:
Liability Derivatives
Statements of Assets and Primary Risk
Fund Liabilities Location Exposure Value
Eaton Vance Mortgage Opportunities ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk $ (4,559)
Eaton Vance Short Duration Income ETF
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk (189,406)(a)
Eaton Vance Total Return Bond ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk (114,347)
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk (392,805)(a)
Total ............................... $(507,152)
Eaton Vance Ultra-Short Income ETF
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk (2,104)(a)
Parametric Equity Plus ETF
Written Options Contracts ..................... Written Options Outstanding, at Value Equity Risk (170,520)
Parametric Equity Premium Income ETF
Written Options Contracts ..................... Written Options Outstanding, at Value Equity Risk (358,462)
Parametric Hedged Equity ETF
Written Options Contracts ..................... Written Options Outstanding, at Value Equity Risk (5,707,739)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statements of Assets and
Liabilities only reflect the current day's net variation margin.
Fund Derivative
Realized Gain
(Loss)
Primary Risk Exposure
Calvert Ultra-Short Investment Grade ETF
Interest Rate Risk ................................ Futures Contracts $ 26,789
Eaton Vance Mortgage Opportunities ETF
Currency Risk ................................... Foreign Currency Forward
Exchange Contracts (1,817,057)
Interest Rate Risk ................................ Futures Contracts (245,322)
Total ..................................... $(2,062,379)
Eaton Vance Short Duration Income ETF
Interest Rate Risk ................................ Futures Contracts 326,320
Credit Risk ..................................... Swap Agreement (1,119)
Total ..................................... $325,201

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Fund Derivative
Realized Gain
(Loss)
Primary Risk Exposure
Eaton Vance Total Return Bond ETF
Currency Risk ................................... Foreign Currency Forward
Exchange Contracts $ 1,005,762
Interest Rate Risk ................................ Futures Contracts (3,805,256)
Total ..................................... $(2,799,494)
Eaton Vance Ultra-Short Income ETF
Interest Rate Risk ................................ Futures Contracts 18,941
Parametric Equity Plus ETF
Equity Risk ..................................... Investments
Purchased Options Contracts 202,192 (a)
Equity Risk ..................................... Written Options Contracts (5,692)
Total ..................................... $196,500
Parametric Equity Premium Income ETF
Equity Risk ..................................... Written Options Contracts (1,973,164)
Parametric Hedged Equity ETF
Equity Risk ..................................... Investments
Purchased Options Contracts (1,761,127)(a)
Equity Risk ..................................... Written Options Contracts (299,688)
Total ..................................... $(2,060,815)
(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the Statements of Operations.
Fund Derivative
Change in Unrealized
Appreciation (Depreciation)
Primary Risk Exposure
Calvert Ultra-Short Investment Grade ETF
Interest Rate Risk ................................ Futures Contracts $ 2,747
Eaton Vance Mortgage Opportunities ETF
Currency Risk ................................... Foreign Currency Forward
Exchange Contracts 114,827
Interest Rate Risk ................................ Futures Contracts 3,104,907
Total ..................................... $3,219,734
Eaton Vance Short Duration Income ETF
Interest Rate Risk ................................ Futures Contracts (258,094)
Eaton Vance Total Return Bond ETF
Currency Risk ................................... Foreign Currency Forward
Exchange Contracts 316,030
Interest Rate Risk ................................ Futures Contracts 2,026,078
Total ..................................... $2,342,108
Eaton Vance Ultra-Short Income ETF
Interest Rate Risk ................................ Futures Contracts 1,492
Parametric Equity Plus ETF
Equity Risk ..................................... Investments
Purchased Options Contracts (31,385)(a)
Equity Risk ..................................... Written Options Contracts 31,512
Total ..................................... $127
Parametric Equity Premium Income ETF
Equity Risk ..................................... Written Options Contracts 146,860

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
At September 30, 2025 each Fund's derivative assets and liabilities are as follows:
A Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/
or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Fund exercises its right to terminate a Master Agreement after a counter-
party experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a
Fund’s net liability may be delayed or denied.
The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of September
30, 2025:
Fund Derivative
Change in Unrealized
Appreciation (Depreciation)
Primary Risk Exposure
Parametric Hedged Equity ETF
Equity Risk ..................................... Investments
Purchased Options Contracts $ (1,032,708)(a)
Equity Risk ..................................... Written Options Contracts (1,939,641)
Total ..................................... $(2,972,349)
(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Statements of Operations.
Gross Amounts of Assets and Liabilities
Presented in the Statements of Assets and Liabilities
Fund Assets Liabilities
Derivatives(a)
Eaton Vance Mortgage Opportunities ETF
Foreign Currency Forward Exchange Contracts ........................................ $181,474 $(4,559)
Eaton Vance Total Return Bond ETF
Foreign Currency Forward Exchange Contracts ........................................ 430,377 (114,347)

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
For the year ended September 30, 2025, the approximate average monthly amount outstanding for each derivative type is as fol-
lows:
Eaton Vance Mortgage Opportunities ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Asset
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(Not less
than $0)
BNP Paribas SA .................................... $ 92,227 $ – $ – $ 92,227
Citibank N.A. ...................................... 78,097 – – 78,097
Deutsche Bank AG .................................. 11,150 – – 11,150
Total $181,474 $– $– $181,474
Counterparty
Gross Liability
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net Amount
(Not less
than $0)
Barclays Bank plc ................................... $ 4,559 $ – $ – $ 4,559
Total $4,559 $– $– $4,559
Eaton Vance Total Return Bond ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Asset
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(Not less
than $0)
Bank of America N.A. ................................ $ 4,750 $ – $ – $ 4,750
BNP Paribas SA .................................... 501 – – 501
Citibank N.A. ...................................... 9,285 – – 9,285
CREDIT AGRICOLE CIB ............................... 10,630 – – 10,630
Deutsche Bank AG .................................. 37,377 (1,118) – 36,259
Goldman Sachs Group, Inc. ............................ 22,405 (323) – 22,082
J.P. Morgan Chase Bank ............................... 171,520 (95,165) – 76,355
State Street Bank and Trust Company ..................... 90 – – 90
UBS AG .......................................... 173,819 (17,666) – 156,153
Total $430,377 $(114,272) $– $316,105
Counterparty
Gross Liability
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net Amount
(Not less
than $0)
Deutsche Bank AG .................................. $ 1,118 $ (1,118) $ – $ –
Goldman Sachs Group, Inc. ............................ 323 (323) – –
J.P. Morgan Chase Bank ............................... 95,165 (95,165) – –
Standard Chartered Bank .............................. 75 – – 75
UBS AG .......................................... 17,666 (17,666) – –
Total $114,347 $(114,272) $– $75

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
5. Senior Loans:
 Senior Loans are typically structured by a syndicate of lenders (“Lenders”), one or more of which adminis-
ters the Senior Loan on behalf of the Lenders (“Agent”). Lenders may sell interests in Senior Loans to third parties (“Partic-
ipations”) or may assign all or a portion of their interest in a Senior Loan to third parties (“Assignments”). Senior Loans are exempt from registration under the Securities Act of 1933.
6. Unfunded Loan Commitments:
 Certain Funds may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolios are obligated to fund these commitments at the borrower’s discretion. These commitments are dis-
closed in the accompanying Portfolio of Investments. At September 30, 2025, each applicable Fund had sufficient cash and/or securities to cover these commitments.
7. When Issued/Delayed Delivery Securities:
 Certain Funds purchase and sells when-issued and delayed delivery securities.
Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to a Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to a Fund’s commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the
Fund.
8. Securities Lending:
 Certain Funds may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The
Fund Average Notional Amount
Derivative
Calvert Ultra-Short Investment Grade ETF
Futures Contracts ................................................................ $ 1,048,694
Eaton Vance Mortgage Opportunities ETF
Foreign Currency Forward Exchange Contracts ............................................ 41,542,988
Futures Contracts ................................................................ 172,934,521
Eaton Vance Short Duration Income ETF
Futures Contracts ................................................................ 139,542,449
Swap Agreements ................................................................ 83,485
Eaton Vance Total Return Bond ETF
Foreign Currency Forward Exchange Contracts ............................................ 54,485,941
Futures Contracts ................................................................ 447,519,400
Eaton Vance Ultra-Short Income ETF
Futures Contracts ................................................................ 1,351,033
Parametric Equity Plus ETF
Purchased Options Contracts ........................................................ 190,244
Written Options Contracts ........................................................... 166,205
Parametric Equity Premium Income ETF
Written Options Contracts ........................................................... 488,204
Parametric Hedged Equity ETF
Purchased Options Contracts ........................................................ 1,262,368
Written Options Contracts ........................................................... 2,757,830

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
collateral is marked-to-market daily by JPMorgan Chase Bank N.A. (“JPMorgan”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated mon-
ey market portfolio. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from Securities
Loaned — Net” in the Funds' Statements of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
A Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
The following table presents financial instruments that are subject to enforceable netting arrangements as of September 30,
2025:
Gross Amount Not Offset in the Statements of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(not less
than $0)
Fund
Calvert International Responsible Index ETF ................
$ 9,798,608(a) $ – $ 9,798,608(b)(c) $ –
Calvert Ultra-Short Investment Grade ETF ..................
13,723,104(a) – 13,723,104(c)(d) –
Calvert US Large-Cap Core Responsible Index ETF ............
16,581,661(a) – 16,581,661(c)(e) –
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ..
126,670(a) – 126,670(c)(f) –
Calvert US Mid-Cap Core Responsible Index ETF .............
5,466,501(a) – 5,466,501(c)(g) –
Calvert US Select Equity ETF ...........................
12,113(a) – 12,113(c)(h) –
Eaton Vance Floating-Rate ETF .........................
1,859,549(a) – 1,859,549(c)(i) –
Eaton Vance High Yield ETF ............................
3,066,057(a) – 3,066,057(c)(j) –
Eaton Vance Short Duration Income ETF ...................
40,371,077(a) – 40,371,077(c)(k) –
Eaton Vance Short Duration Municipal Income ETF ...........
309,436(a) – 309,436(c)(l) –
Eaton Vance Total Return Bond ETF ......................
101,734,670(a) – 101,734,670(c)(m) –
Eaton Vance Ultra-Short Income ETF .....................
25,767,067(a) – 25,767,067(c)(n) –
Parametric Equity Plus ETF ............................
549,990(a) – 549,990(c)(o) –
Parametric Equity Premium Income ETF ...................
21,597,517(a) – 21,597,517(c)(p) –
Parametric Hedged Equity ETF ..........................
3,518,392(a) – 3,518,392(c)(q) –
(a) Represents market value of loaned securities at year end.
(b) The Fund received cash collateral of $1,359,824, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $9,095,483 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
(d) The Fund received cash collateral of $11,887,462, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $2,183,303 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(e) The Fund received cash collateral of $4,729,896, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $12,189,679 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(f) The Fund received cash collateral of $55,905, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $72,937 in the form of U.S. Government obligations, which the
Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(g) The Fund received cash collateral of $2,639,576, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $2,950,217 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is in-
tended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.
The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of col-
lateral pledged and the remaining contractual maturity of those transactions as of September 30, 2025:
(h) The Fund received cash collateral of $12,875, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $21 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(i) The Fund received cash collateral of $1,838,618, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $120,312 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(j) The Fund received cash collateral of $2,374,314, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $816,744 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(k) The Fund received cash collateral of $23,903,038, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $17,824,991 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(l) The Fund received cash collateral of $320,250, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.
(m) The Fund received cash collateral of $85,937,163, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $19,426,612 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(n) The Fund received cash collateral of $23,048,161, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $3,419,467 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(o) The Fund received cash collateral of $94,732, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $464,550 in the form of U.S. Government obligations, which the
Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(p) The Fund received cash collateral of $11,604,481, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $10,407,079 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(q) The Fund received cash collateral of $367,399, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $3,214,467 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
Remaining Contractual Maturity of the Agreements
Fund
Overnight and
Continuous <30 days
Between
30 &
90 days >90 Days Total
Calvert International Responsible Index ETF
Securities Lending Transactions
Common Stocks $1,359,824 $— $— $— $1,359,824
Total Borrowings $1,359,824 $— $— $— $1,359,824
Gross amount of recognized liabilities for securities
lending transactions $1,359,824
Calvert Ultra-Short Investment Grade ETF
Securities Lending Transactions
Common Stocks $11,887,462 $— $— $— $11,887,462
Total Borrowings $11,887,462 $— $— $— $11,887,462
Gross amount of recognized liabilities for securities
lending transactions $11,887,462
Calvert US Large-Cap Core Responsible Index ETF
Securities Lending Transactions
Common Stocks $4,729,896 $— $— $— $4,729,896
Total Borrowings $4,729,896 $— $— $— $4,729,896
Gross amount of recognized liabilities for securities
lending transactions $4,729,896

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Remaining Contractual Maturity of the Agreements
Fund
Overnight and
Continuous <30 days
Between
30 &
90 days >90 Days Total
Calvert US Large-Cap Diversity, Equity and
Inclusion Index ETF
Securities Lending Transactions
Common Stocks $55,905 $— $— $— $55,905
Total Borrowings $55,905 $— $— $— $55,905
Gross amount of recognized liabilities for securities
lending transactions $55,905
Calvert US Mid-Cap Core Responsible Index ETF
Securities Lending Transactions
Common Stocks $2,639,576 $— $— $— $2,639,576
Total Borrowings $2,639,576 $— $— $— $2,639,576
Gross amount of recognized liabilities for securities
lending transactions $2,639,576
Calvert US Select Equity ETF
Securities Lending Transactions
Common Stocks $12,875 $— $— $— $12,875
Total Borrowings $12,875 $— $— $— $12,875
Gross amount of recognized liabilities for securities
lending transactions $12,875
Eaton Vance Floating-Rate ETF
Securities Lending Transactions
Common Stocks $1,838,618 $— $— $— $1,838,618
Total Borrowings $1,838,618 $— $— $— $1,838,618
Gross amount of recognized liabilities for securities
lending transactions $1,838,618
Eaton Vance High Yield ETF
Securities Lending Transactions
Common Stocks $2,374,314 $— $— $— $2,374,314
Total Borrowings $2,374,314 $— $— $— $2,374,314
Gross amount of recognized liabilities for securities
lending transactions $2,374,314
Eaton Vance Short Duration Income ETF
Securities Lending Transactions
Common Stocks $23,903,038 $— $— $— $23,903,038
Total Borrowings $23,903,038 $— $— $— $23,903,038
Gross amount of recognized liabilities for securities
lending transactions $23,903,038
Eaton Vance Short Duration Municipal Income ETF
Securities Lending Transactions
Common Stocks $320,250 $— $— $— $320,250
Total Borrowings $320,250 $— $— $— $320,250
Gross amount of recognized liabilities for securities
lending transactions $320,250
Eaton Vance Total Return Bond ETF
Securities Lending Transactions
Common Stocks $85,937,163 $— $— $— $85,937,163
Total Borrowings $85,937,163 $— $— $— $85,937,163
Gross amount of recognized liabilities for securities
lending transactions $85,937,163
Eaton Vance Ultra-Short Income ETF
Securities Lending Transactions
Common Stocks $23,048,161 $— $— $— $23,048,161
Total Borrowings $23,048,161 $— $— $— $23,048,161
Gross amount of recognized liabilities for securities
lending transactions $23,048,161

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
9. Indemnifications:
The Trust enters into contracts that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.
10. Dividends and Distributions to Shareholders:
Dividends and distributions to shareholders are recorded on the ex-div-
idend date. Dividends from net investment income, if any, are declared and paid monthly or quarterly. Net realized capital gains, if any, are distributed at least annually.
11. Security Transactions and Income:
 Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost meth-
od. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities.
12. Segment Reporting:
During the reporting period, the Trust adopted FASB Accounting Standards Update No. 2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Funds' President acts as the Trust’s Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in each Fund’s financial statements.
B. Management/Sub-Advisory Fees:
The Adviser provides investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject to the supervision of the Trust’s Trustees, makes or oversees each Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Fund’s invest-
ments. Under the Agreement, the Adviser pays substantially all the expenses of each Fund (including expenses of the Trust relating to each Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of each Fund’s busi-
Remaining Contractual Maturity of the Agreements
Fund
Overnight and
Continuous <30 days
Between
30 &
90 days >90 Days Total
Parametric Equity Plus ETF
Securities Lending Transactions
Common Stocks $94,732 $— $— $— $94,732
Total Borrowings $94,732 $— $— $— $94,732
Gross amount of recognized liabilities for securities
lending transactions $94,732
Parametric Equity Premium Income ETF
Securities Lending Transactions
Common Stocks $11,604,481 $— $— $— $11,604,481
Total Borrowings $11,604,481 $— $— $— $11,604,481
Gross amount of recognized liabilities for securities
lending transactions $11,604,481
Parametric Hedged Equity ETF
Securities Lending Transactions
Common Stocks $367,399 $— $— $— $367,399
Total Borrowings $367,399 $— $— $— $367,399
Gross amount of recognized liabilities for securities
lending transactions $367,399

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
ness. As compensation for its services, the Adviser is paid monthly at the following annual rate of the average daily net assets of each
Fund.
Prior to August 1, 2025, Morgan Stanley Mortgage Securities Trust (the "Predecessor Fund") paid an advisory fee to the Adviser, accrued daily and paid monthly by applying the following annual rates to the net assets determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding
$1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 bil-
lion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. The Adviser/Administrator had agreed to reduce its advisory fee, its administration fee and/or reimburse the Predecessor Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.30% for Class L, 0.70%
for Class I, 1.80% for Class C and 0.65% for Class R6. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Predecessor Fund’s prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition the Adviser served as the Ad-
ministrator of the Predecessor Fund pursuant to an Administration Agreement for an annual fee of 0.08% of the Predecessor Fund's average daily net assets. The advisory fees and waiver of advisory fees are reflected in the Statements of Operations.
Effective October 1, 2024, the Adviser has agreed to reduce its management fee for Eaton Vance Intermediate Municipal Income
ETF so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business, will not exceed 0.10%. The fee waiver will continue until February 1, 2026 or until such time as the Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended.
The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley.
The Sub-Advisers provide Eaton Vance High Yield ETF, Parametric Plus Equity ETF, Parametric Equity Premium Income ETF and
Parametric Hedged Equity ETF, with investment advisory services subject to the overall supervision of the Adviser and the Trust's
Fund Management Fee
Calvert International Responsible Index ETF ..........................................................
0.18%
Calvert Ultra-Short Investment Grade ETF ............................................................
0.24
Calvert US Large-Cap Core Responsible Index ETF ......................................................
0.15
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ............................................
0.14
Calvert US Mid-Cap Core Responsible Index ETF .......................................................
0.15
Calvert US Select Equity ETF .....................................................................
0.29
Eaton Vance Floating-Rate ETF ...................................................................
0.60
Eaton Vance High Income Municipal ETF ............................................................
0.39
Eaton Vance High Yield ETF ......................................................................
0.48
Eaton Vance Intermediate Municipal Income ETF .......................................................
0.29
Eaton Vance Mortgage Opportunities ETF ............................................................
0.45
Eaton Vance Short Duration Income ETF .............................................................
0.24
Eaton Vance Short Duration Municipal Income ETF .....................................................
0.19
Eaton Vance Total Return Bond ETF ................................................................
0.32
Eaton Vance Ultra-Short Income ETF ...............................................................
0.17
Parametric Equity Plus ETF ......................................................................
0.29
Parametric Equity Premium Income ETF .............................................................
0.29
Parametric Hedged Equity ETF ....................................................................
0.29
Fund
Advisory Fees
Waived and/or
Reimbursed
Eaton Vance Intermediate Municipal Income ETF .........................................................
$130,371
Eaton Vance Mortgage Opportunities ETF ..............................................................
1,178,672

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Officers and Trustees. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from each Fund.
C. Distribution and Shareholder Services Plan:
The Trustees have adopted a distribution and services plan (“Plan”) pursuant
Rule 12b-1 under the Act.  Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.
Prior to August 1, 2025, Morgan Stanley Mortgage Securities Trust (the "Predecessor Fund"), shares of the Predecessor Fund was distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator. The Predeces-
sor Fund had adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the
Predecessor Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A
— up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.
D. Dividend Disbursing and Transfer Agent:
The Trust’s dividend disbursing and transfer agent is JPMorgan.
Prior to August 1, 2025, Morgan Stanley Mortgage Securities Trust (the "Predecessor Fund"), the dividend disbursing and trans-
fer agent was SS&C Global Investor & Distribution Solution, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement,
the Predecessor Fund paid SS&C GIDS a fee based on the number of classes, accounts and transaction relating to the Predecessor
Fund. Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provided co-transfer agency and related services to the
Predecessor Fund pursuant to a Co-Transfer Agency Services Agreement. For the period November 1, 2024 through August 1,
2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" and "Sub Transfer Agency Fees"
in the Statements of Operations, amounted to $504,063. Effective August 1, 2025, JPMorgan serves as the Transfer Agent of the
Eaton Vance Mortgage Opportunities ETF, the Surviving Fund.
E. Custodian and Administrator:
JPMorgan also serves as Custodian and Administrator for the Trust in accordance with a Cus-
todian and Administration Agreement.
Prior to August 1, 2025, Morgan Stanley Mortgage Securities Trust (the "Predecessor Fund"), State Street Bank and Trust Compa-
ny served as custodian for the Predecessor Fund in accordance with a Custodian Agreement. Effective August 1, 2025, JPMorgan
serves as Custodian and Administrator for the Eaton Vance Mortgage Opportunities ETF, the surviving Fund in accordance with a
Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
 Each Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Each Fund will only issue or redeem shares aggregated into blocks of shares or multiples thereof (“Creation Units”) to Authorized
Participants who have entered into agreements with Foreside Fund Services, LLC, which is the Fund's Distributor. An Authorized
Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous
Net Settlement System of the National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the
Distributor with respect to creations and redemptions of Creation Units. Each Fund will issue or redeem Creation Units in return for a basket of assets that each Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca (“NYSE Arca”), the New York Stock Exchange ("NYSE"), or the Nasdaq
Stock Market ("NASDAQ") and are publicly traded. If an investor buys or sells respective Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at
NAV if the investor purchases or redeems respective Fund shares in Creation Units.

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to each Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An addi-
tional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities if they are outstanding as of year end. Transaction fees assessed during the period are includ-
ed in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affiliates:
 For the year ended September 30, 2025, purchases and sales of investment securities excluding short term investments and In-Kind transactions for each Fund were as follows:
For the year ended September 30, 2025, purchases and sales related to in-kind transactions were as follows:
Certain Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio: Insti-
tutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and
Purc hases Sal es
Fund Government Non-Government Government Non-Government
Calvert International Responsible Index ETF
$ – $ 25,010,092 $– $16,153,855
Calvert Ultra-Short Investment Grade ETF
90,350,049 190,335,080 55,693,835 115,739,684
Calvert US Large-Cap Core Responsible Index ETF
– 30,489,055 – 29,875,315
Calvert US Large-Cap Diversity, Equity and Inclusion
Index ETF
– 9,315,134 – 9,511,965
Calvert US Mid-Cap Core Responsible Index ETF
– 16,330,503 – 16,289,377
Calvert US Select Equity ETF
– 8,045,151 – 8,044,584
Eaton Vance Floating-Rate ETF
– 1,353,555,531 – 1,023,590,780
Eaton Vance High Income Municipal ETF
– 63,336,914 – 23,608,999
Eaton Vance High Yield ETF
– 6,246,480 – 5,867,136
Eaton Vance Intermediate Municipal Income ETF
– 137,331,720 – 57,992,098
Eaton Vance Mortgage Opportunities ETF
42,148,749 753,140,510 33,992,349 467,551,623
Eaton Vance Short Duration Income ETF
12,956,675 604,042,999 3,741,187 391,506,747
Eaton Vance Short Duration Municipal Income ETF
– 396,752,876 – 63,502,646
Eaton Vance Total Return Bond ETF
900,316,395 8,008,491,503 990,990,824 6,622,771,077
Eaton Vance Ultra-Short Income ETF
64,923,154 222,441,853 39,435,484 106,813,107
Parametric Equity Plus ETF
– 5,018,563 – 4,617,344
Parametric Equity Premium Income ETF
– 45,368,985 – 54,131,665
Parametric Hedged Equity ETF
– 10,566,265 – 12,746,521
Purchases Sales
Fund In Kind In Kind
Calvert International Responsible Index ETF
$83,576,079 $5,200,921
Calvert Ultra-Short Investment Grade ETF
2,373,733 18,824,250
Calvert US Large-Cap Core Responsible Index ETF
205,592,131 35,735,377
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
7,162,833 22,065,490
Calvert US Mid-Cap Core Responsible Index ETF
14,991,227 5,947,834
Calvert US Select Equity ETF
4,180,020 18,804,461
Eaton Vance Floating-Rate ETF
19,479,659 –
Eaton Vance Mortgage Opportunities ETF
21,174,959 –
Eaton Vance Short Duration Income ETF
255,791,280 –
Eaton Vance Total Return Bond ETF
1,762,559,684 14,297,645
Eaton Vance Ultra-Short Income ETF
63,999,527 3,762,115
Parametric Equity Plus ETF
22,711,174 2,286,975
Parametric Equity Premium Income ETF
207,729,632 31,746,286
Parametric Hedged Equity ETF
80,465,183 22,088,137

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
as a portion of the securities held as collateral on loaned securities. A summary of the Funds' transactions in shares of the Liquidity
Funds during the year ended September 30, 2025 were as follows:
Management fees paid by the respective Funds are reduced by an amount equal to their pro-rata share of the management fees paid by the respective Funds due to their investment in the Liquidity Fund ("Rebate"). For the year ended September 30, 2025, manage-
ment fees paid were reduced for each fund as follows:
H.
Certain Funds invest in shares of affiliated investments managed by the Adviser and Sub-Adviser. A summary of each Funds transac-
tions in shares of affiliated investments during the year ended September 30, 2025 is as follows:
Fund
Value
September 30,
2024
Purchases
at Cost
Proceeds
from
Sales
Dividend
Income
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
September 30,
2025
Calvert International Responsible Index ETF
$ 115,222 $ 40,000,232 $ 38,637,473 $ 21,661 $ – $ – $ 1,477,981
Calvert Ultra-Short Investment Grade ETF
3,720,757 225,678,187 210,260,061 285,550 – – 19,138,883
Calvert US Large-Cap Core Responsible Index ETF
533,180 74,565,180 69,026,789 50,251 – – 6,071,571
Calvert US Large-Cap Diversity, Equity and
Inclusion Index ETF
51,092 6,480,804 6,432,953 2,577 – – 98,943
Calvert US Mid-Cap Core Responsible Index ETF
115,885 25,300,449 22,584,821 10,518 – – 2,831,513
Calvert US Select Equity ETF
40,544 7,047,330 7,065,962 2,004 – – 21,912
Eaton Vance Floating-Rate ETF
194,653,131 596,313,565 663,245,273 4,466,526 – – 127,721,423
Eaton Vance High Yield ETF
1,036,639 17,157,440 15,123,625 31,494 – – 3,070,454
Eaton Vance Mortgage Opportunities ETF
53,350,722 365,403,384 394,070,208 433,466 – – 24,683,898
Eaton Vance Short Duration Income ETF
4,919,330 404,347,926 360,178,105 821,311 – – 49,089,151
Eaton Vance Short Duration Municipal Income ETF
– 565,525 245,275 1 – – 320,250
Eaton Vance Total Return Bond ETF
44,629,406 1,587,793,552 1,542,426,688 8,482,771 – – 89,996,270
Eaton Vance Ultra-Short Income ETF
129,504 209,823,753 186,530,848 213,342 – – 23,422,409
Parametric Equity Plus ETF*
– 6,187,029 5,353,590 29,089 – – 833,439
Parametric Equity Premium Income ETF
2,763,970 89,393,772 77,860,478 105,962 – – 14,297,264
Parametric Hedged Equity ETF
535,843 20,737,855 19,201,026 70,038 – – 2,072,672
* Commencement of Operations on November 7, 2024
Fund Rebate Value
Calvert International Responsible Index ETF ............................................................
$518
Calvert Ultra-Short Investment Grade ETF ..............................................................
9,715
Calvert US Large-Cap Core Responsible Index ETF ........................................................
1,607
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ..............................................
82
Calvert US Mid-Cap Core Responsible Index ETF .........................................................
315
Calvert US Select Equity ETF .......................................................................
51
Eaton Vance Floating-Rate ETF .....................................................................
147,597
Eaton Vance High Yield ETF ........................................................................
956
Eaton Vance Mortgage Opportunities ETF ..............................................................
14,043
Eaton Vance Short Duration Income ETF ...............................................................
26,838
Eaton Vance Total Return Bond ETF ..................................................................
284,908
Eaton Vance Ultra-Short Income ETF .................................................................
7,211
Parametric Equity Plus ETF ........................................................................
974
Parametric Equity Premium Income ETF ...............................................................
3,377
Parametric Hedged Equity ETF ......................................................................
2,305
Fund
Value
September 30,
2024
Purchases
at Cost
Proceeds
from
Sales
Dividend
and
Interest
Income
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
September 30,
2025
Investments
Eaton Vance Mortgage Opportunities ETF
Morgan Stanley Mortgage Loan Trust $ 56,170 $ – $ 8,772 $ 3,485 $ – $ 393 $ 47,791
Eaton Vance Short Duration Income ETF
Eaton Vance Floating-Rate ETF 4,199,996 13,329,631 6,936,077 383,733 (181,662) (30,858) 10,381,030
Eaton Vance Ultra-Short Income ETF 1,014,400 4,582,390 509,900 128,606 900 8,710 5,096,500
Eaton Vance Total Return Bond ETF
Eaton Vance Floating-Rate ETF 6,601,862 24,120,941 29,960,941 746,574 (820,266) – –

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Management fees paid by the respective Funds are reduced by an amount equal to their pro-rata share of the management fees paid by the affiliated investment ("Rebate"). For the year ended September 30, 2025, management fees paid were reduced for each Fund as follows:
Certain Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 under the Act which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirement of Rule 2a-5.
For the year ended September 30, 2025, the Funds did not engage in any cross-trade transactions.
Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Adviser pays these expenses from the Management Fees it receives from the funds.
The Trust has a Deferred Compensation Plan (the “DC Plan”), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Trust.
I. Other:
 At September 30, 2025, Morgan Stanley Investment Management Inc. held outstanding shares of the following Funds:
Fund
Value
September 30,
2024
Purchases
at Cost
Proceeds
from
Sales
Dividend
and
Interest
Income
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
September 30,
2025
Investments (cont’d)
Eaton Vance High Yield ETF $ – $ 498,666 $ – $ 31,541 $ – $ (3,581) $ 495,085
Eaton Vance Short Duration Income ETF – 11,919,925 – 362,578 – 160,250 12,080,175
Eaton Vance Ultra-Short Income ETF 1,166,560 203,160 – 61,392 – 6,335 1,376,055
Eaton Vance Ultra-Short Income ETF
Eaton Vance Floating-Rate ETF – 1,457,740 698,600 26,006 (8,840) (5,250) 745,050
Parametric Equity Plus ETF*
Morgan Stanley – 71,045 6,859 1,405 (328) 14,509 78,367
Parametric Hedged Equity ETF
Morgan Stanley 129,362 264,867 112,183 7,583 21,417 90,599 394,062
* Commencement of Operations on November 7, 2024
Fund Rebate
Eaton Vance Short Duration Income ETF ...............................................................
$31,866
Eaton Vance Total Return Bond ETF ..................................................................
77,023
Eaton Vance Ultra-Short Income ETF .................................................................
1,702
Fund
Percentage of
Ownership
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ............................................
36.0%
Calvert US Mid-Cap Core Responsible Index ETF .......................................................
26.4
Eaton Vance High Income Municipal ETF ............................................................
61.1
Eaton Vance High Yield ETF ......................................................................
45.6
Eaton Vance Intermediate Municipal Income ETF .......................................................
17.5

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
J. Federal Income Taxes:
It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.
Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements of the Funds. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statements of Operations. The
Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally each of the tax years in the four year period ended September 30, 2025 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and
2024 was as follows:
Fund
Percentage of
Ownership
Parametric Equity Plus ETF ......................................................................
93.6%
Parametric Hedged Equity ETF ....................................................................
28.4
2025 Distributions Paid From: 2024 Distributions Paid From:
Ordinary Long-Term Tax-Exempt Paid-in Ordinary Long-Term Tax-Exempt Paid-in
Fund Income Capital Gain Income Capital Income Capital Gain Income Capital
Calvert
International
Responsible
Index ETF ....
$ 4,141,388 $ – $ – $ – $ 2,208,567 $ – $ – $ –
Calvert Ultra-
Short Investment
Grade ETF ...
9,128,917 6,514 – – 3,130,528 10,002 – –
Calvert US
Large-Cap Core
Responsible
Index ETF ....
5,075,428 – – – 3,466,142 – – –
Calvert US Large-
Cap Diversity,
Equity and
Inclusion Index
ETF ........
269,737 – – – 449,376 – – –
Calvert US
Mid-Cap Core
Responsible
Index ETF ....
1,011,915 – – – 588,367 – – –
Calvert US Select
Equity ETF ...
245,755 – – – 341,318 – – –
Eaton Vance
Floating-Rate
ETF ........
97,039,720 – – – 34,524,552 – – 3,156,395
Eaton Vance
High Income
Municipal ETF
220,631 – 713,810 – – – – –
Eaton Vance High
Yield ETF ....
1,387,514 210,319 – – 1,389,305 – – –

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
For the year ended September 30, 2025, some of the Funds recorded permanent differences primarily related to one or more of the following: tax adjustments related to in-kind redemptions, REIT securities or a distribution in excess of current earnings. These permanent differences resulted in the following reclassifications among the components of net assets for the Funds listed below at
September 30, 2025:
2025 Distributions Paid From: 2024 Distributions Paid From:
Ordinary Long-Term Tax-Exempt Paid-in Ordinary Long-Term Tax-Exempt Paid-in
Fund Income Capital Gain Income Capital Income Capital Gain Income Capital
Eaton Vance
Intermediate
Municipal
Income ETF ..
$ 19,570 $ – $ 2,610,218 $ – $ 101,438 $ – $ 691,788 $ –
Eaton Vance
Mortgage
Opportunities
ETF ........
27,827,102 – – – 19,401,023 – – –
Eaton Vance
Short Duration
Income ETF ..
16,418,431 – – – 10,744,586 – – –
Eaton Vance
Short Duration
Municipal
Income ETF ..
1,100,439 – 8,236,913 – 1,020,972 – 4,443,809 –
Eaton Vance Total
Return Bond
ETF ........
82,351,742 – – – 27,111,352 – – –
Eaton Vance
Ultra-Short
Income ETF ..
7,185,342 19,837 – – 1,817,749 – – –
Parametric Equity
Plus ETF ....
207,534 – – – – – – –
Parametric Equity
Premium Income
ETF ........
7,019,105 – – 6,226,543 1,083,910 – – 1,483,735
Parametric
Hedged Equity
ETF ........
917,558 – – 271,827 351,527 – – 303,181
Total
Fund
Distributable Earnings/
(Accumulated Loss) Paid-In Capital
Calvert International Responsible Index ETF .......................................
$ (1,215,860) $ 1,215,860
Calvert Ultra-Short Investment Grade ETF .........................................
(62,479) 62,479
Calvert US Large-Cap Core Responsible Index ETF ...................................
(12,685,606) 12,685,606
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF .........................
(3,241,142) 3,241,142
Calvert US Mid-Cap Core Responsible Index ETF ....................................
(1,674,816) 1,674,816
Calvert US Select Equity ETF ..................................................
(3,449,007) 3,449,007
Eaton Vance Total Return Bond ETF .............................................
(315,514) 315,514
Eaton Vance Ultra-Short Income ETF ............................................
(5,704) 5,704
Parametric Equity Plus ETF ...................................................
(27,756) 27,756
Parametric Equity Premium Income ETF ..........................................
(4,813,839) 4,813,839
Parametric Hedged Equity ETF .................................................
(4,750,739) 4,750,739

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
At September 30, 2025, the components of distributable earnings for each Fund on a tax basis were as follows:
At September 30, 2025, the following Funds had available for federal income tax purposes unused short-term and/or long-term cap-
ital losses that do not have an expiration date:
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by certain Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2025, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes.
Undistributed Undistributed Undistributed
Ordinary Long-Term Tax-Exempt
Fund Income Capital Gain Income
Calvert International Responsible Index ETF ......................
$ 2,231,286 $ – $ –
Calvert Ultra-Short Investment Grade ETF ........................
585,102 – –
Calvert US Large-Cap Core Responsible Index ETF ..................
251,802 – –
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ........
7,265 – –
Calvert US Mid-Cap Core Responsible Index ETF ...................
48,121 – –
Calvert US Select Equity ETF .................................
2,279 – –
Eaton Vance Floating-Rate ETF ...............................
7,388,587 – –
Eaton Vance High Income Municipal ETF ........................
– – 158,765
Eaton Vance High Yield ETF ..................................
301,106 – –
Eaton Vance Intermediate Municipal Income ETF ...................
– – 430,889
Eaton Vance Mortgage Opportunities ETF ........................
– – –
Eaton Vance Short Duration Income ETF .........................
3,165,804 – –
Eaton Vance Short Duration Municipal Income ETF .................
– – 1,117,401
Eaton Vance Total Return Bond ETF ............................
11,516,225 – –
Eaton Vance Ultra-Short Income ETF ...........................
1,107,726 – –
Parametric Equity Plus ETF ..................................
9,804 – –
Parametric Equity Premium Income ETF .........................
– – –
Parametric Hedged Equity ETF ................................
– – –
Fund
Short-term Losses
(No Expiration)
Long-term Losses
(No Expiration)
Calvert International Responsible Index ETF .......................................
$ 1,760,578 $ 2,053,301
Calvert US Large-Cap Core Responsible Index ETF ...................................
2,036,480 –
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF .........................
– 537,090
Calvert US Mid-Cap Core Responsible Index ETF ....................................
367,730 377,334
Calvert US Select Equity ETF ..................................................
733,225 392,951
Eaton Vance Floating-Rate ETF ................................................
4,174,379 4,541,844
Eaton Vance High Income Municipal ETF .........................................
156,058 –
Eaton Vance Intermediate Municipal Income ETF ....................................
187,473 –
Eaton Vance Mortgage Opportunities ETF .........................................
4,325,443 4,448,654
Eaton Vance Short Duration Income ETF ..........................................
– 15,493,871
Eaton Vance Short Duration Municipal Income ETF ..................................
6,198 23,867
Eaton Vance Total Return Bond ETF .............................................
25,203,307 89,411,981
Parametric Equity Plus ETF ...................................................
995,750 52,846
Parametric Equity Premium Income ETF ..........................................
8,646,600 436,303
Parametric Hedged Equity ETF .................................................
7,075,658 5,896,597
Fund
Capital Loss
Carryforward
Utilized
Calvert US Large-Cap Core Responsible Index ETF ........................................................
$ 745,947
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ..............................................
306,630
Calvert US Mid-Cap Core Responsible Index ETF .........................................................
1,269,305
Eaton Vance Mortgage Opportunities ETF ..............................................................
7,995,523
Eaton Vance Short Duration Income ETF ...............................................................
1,742,523
Eaton Vance Short Duration Municipal Income ETF .......................................................
70,713
Eaton Vance Total Return Bond ETF ..................................................................
9,326,812

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Funds' next taxable year. For the year ended Sep-
tember 30, 2025, the Fund listed below intends to defer to October 1, 2025 for U.S. federal income tax purposes the following losses:
K. Credit Facility:
The Eaton Vance Floating-Rate ETF participated in a $100,000,000 committed revolving line of credit (the
“Facility”) with JPMorgan. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the secured overnight financing rate, federal funds rate or the over-
night bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the year ended September 30, 2025, the Eaton Vance Floating Rate ETF did not have any borrowings under the Facility.
L. Principal Risks:
Market Risk:
The value of an investment in each Fund is based on the values of each Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in each Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, em-
bargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental ac-
tions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of each Fund’s portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of each Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Funds, which may impair the ability of the Funds to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Tracking Error Risk:
(Calvert International Responsible Index ETF, Calvert US Large-Cap Core Responsible Index ETF,
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF and Calvert US Mid-Cap Core Responsible Index ETF
only) Tracking error risk refers to the risk that a Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of, among other things, transaction costs, a Fund’s hold-
ing of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements.
Factors such as Fund expenses, imperfect correlation between a Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or con-
centration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike a Fund, the returns
Qualified
Late Year Post-October
Ordinary Capital
Fund Losses Losses
Eaton Vance Mortgage Opportunities ETF .........................................
$ 32,441 $ –

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
of an index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause a Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. A Fund may be required to deviate its investments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. To the extent that a Fund uses a representative sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
(Calvert International Responsible Index ETF, Calvert US Large-Cap Core Responsible Index ETF,
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF and Calvert US Mid-Cap Core Responsible Index ETF
only) A Fund’s return may not track the return of the index for a number of reasons and therefore may not achieve its investment objective. For example, a Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, a Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inabili-
ty to purchase certain securities included in the index due to regulatory or other restrictions.
In addition, to the extent that a Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the index as when the Fund purchases all of the securities in the index in the proportions in which they are represented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on a Fund and its shareholders.
The risk that a Fund may not track the performance of the index may be heightened during times of increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an authorized participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of intermediaries that act as authorized participants and none of these autho-
rized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to a Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent a Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transaction Risk:
Calvert Ultra-Short Investment Grade ETF, Eaton Vance Floating-Rate ETF, Eaton Vance Interme-
diate Municipal Income ETF, Eaton Vance Mortgage Opportunities ETF, Eaton Vance Short Duration Income ETF, Eaton
Vance Short Duration Municipal Income ETF and Eaton Vance Ultra-Short Income ETF only) Unlike certain ETFs, a Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and sub-
sequently recognize gains on such sales that a Fund might not have recognized if it were to distribute portfolio securities in-kind.
As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in a Fund’s
NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser and/or Sub-Adviser, if applicable, cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of a Fund’s holdings. You may pay significantly more or receive significantly less than a Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and

Annual Report — September 30, 2025
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
market liquidity and may increase if a Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Transaction Risk:
A Fund may experience adverse effects when large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). In addition, a third party investor, the
Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may in-
vest in a Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also result in taxable income and/or gains for a Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their
Fund shares through a tax deferred retirement account, such as a 401(k) plan or IRA. To the extent that such transactions result in short-term capital gains, such gains when distributed by a Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause a
Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment per-
sonnel. Although large shareholder transactions may be more frequent under certain circumstances, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, large shareholder transactions may account for a large percentage of the trading volume on a Fund’s listing exchange and may, therefore, have a mate-
rial upward or downward effect on the market price of the shares.
M. Subsequent Event:
The Trustees of the Trust approved a Plan of Liquidation with respect to the Calvert US Select Equity ETF
(the "Fund"), a series of the Trust. Pursuant to the Plan of Liquidation, the assets of the Fund will be liquidated, known or reason-
ably ascertainable liabilities of the Fund will be satisfied or provided for, the remaining proceeds will be distributed to the Fund’s shareholders and all of the issued and outstanding shares of the Fund will redeemed (the “Liquidation”). The Fund liquidated at the close of business on October 17, 2025.

Annual Report — September 30, 2025
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders of Calvert International Responsible Index ETF, Calvert Ultra-Short Investment Grade ETF, Calvert US
Large-Cap Core Responsible Index ETF, Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF, Calvert US Mid-Cap
Core Responsible Index ETF, Calvert US Select Equity ETF, Eaton Vance Floating-Rate ETF, Eaton Vance High Income Municipal
ETF, Eaton Vance High Yield ETF, Eaton Vance Intermediate Municipal Income ETF, Eaton Vance Mortgage Opportunities ETF,
Eaton Vance Short Duration Income ETF, Eaton Vance Short Duration Municipal Income ETF, Eaton Vance Total Return Bond
ETF, Eaton Vance Ultra-Short Income ETF, Parametric Equity Plus ETF, Parametric Equity Premium Income ETF and Parametric
Hedged Equity ETF and the Board of Trustees of Morgan Stanley ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Calvert International Responsible Index ETF, Calvert
Ultra-Short Investment Grade ETF, Calvert US Large-Cap Core Responsible Index ETF, Calvert US Large-Cap Diversity, Equity
and Inclusion Index ETF, Calvert US Mid-Cap Core Responsible Index ETF, Calvert US Select Equity ETF, Eaton Vance Float-
ing-Rate ETF, Eaton Vance High Income Municipal ETF, Eaton Vance High Yield ETF, Eaton Vance Intermediate Municipal
Income ETF, Eaton Vance Mortgage Opportunities ETF, Eaton Vance Short Duration Income ETF, Eaton Vance Short Duration
Municipal Income ETF, Eaton Vance Total Return Bond ETF, Eaton Vance Ultra-Short Income ETF, Parametric Equity Plus ETF,
Parametric Equity Premium Income ETF and Parametric Hedged Equity ETF (collectively referred to as the “Funds”), (eighteen of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolios of investments, as of September 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eighteen of the funds constituting Morgan Stanley
ETF Trust) at September 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the Morgan
Stanley ETF Trust
Statements of operations Statements of changes in net assets Financial highlights
Eaton Vance Short Duration Income
ETF
For the year ended September 30, 2025
For each of the two years in the period
ended September 30, 2025
For each of the five years in the period
ended September 30, 2025
Eaton Vance Short Duration Municipal
Income ETF
Eaton Vance Total Return Bond ETF
Eaton Vance Mortgage Opportunities
ETF
For the period from November 1, 2024
to September 30, 2025 and the year
ended October 31, 2024
For the period from November 1, 2024
to September 30, 2025 and each of the
two years in the period ended October
31, 2024
For the period from November 1, 2024
to September 30, 2025 and each of the
five years in the period ended October
31, 2024
Calvert International Responsible Index
ETF
For the year ended September 30, 2025
For each of the two years in the period
ended September 30, 2025
For each of the two years in the
period ended September 30, 2025
and the period from January 30, 2023
(commencement of operations) to
September 30, 2023
Calvert Ultra-Short Investment Grade
ETF
Calvert US Large-Cap Core Responsible
Index ETF
Calvert US Large-Cap Diversity, Equity
and Inclusion Index ETF
Calvert US Mid-Cap Core Responsible
Index ETF
Calvert US Select Equity ETF

Annual Report — September 30, 2025
Report of Independent Registered Public Accounting Firm (cont’d)

Morgan Stanley ETF Trust
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Ac-
counting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 25, 2025
Eaton Vance High Yield ETF For the year ended September 30, 2025
For the year ended September 30, 2025 and the period from October 16, 2023
(commencement of operations) to September 30, 2024
Eaton Vance Intermediate Municipal
Income ETF
Eaton Vance Ultra-Short Income ETF
Parametric Equity Premium Income ETF
Parametric Hedged Equity ETF
Eaton Vance Floating-Rate ETF For the year ended September 30, 2025
For the year ended September 30, 2025 and the period from February 6, 2024
(commencement of operations) to September 30, 2024
Parametric Equity Plus ETF For the period from November 7, 2024 (commencement of operations) to September 30, 2025
Eaton Vance High Income Municipal
ETF
For the period from February 25, 2025 (commencement of operations) to September 30, 2025

Annual Report — September 30, 2025
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services provided by the Adviser under the investment management agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory services provided by the Adviser under the investment management agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Funds. (The Adviser and Sub-Adviser (to the extent applicable) together are referred to as the “Adviser” and the investment management agreement and sub-investment management agreement (to the extent applica-
ble) together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who provide the advisory services to the Funds. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board conclud-
ed that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Funds compared to their peers, as prepared by Broadridge, and to ap-
propriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Funds.
Performance
With respect to the Calvert International Responsible Index ETF, Calvert US Mid-Cap Core Responsible Index ETF, Calvert US
Large-Cap Core Responsible Index ETF, and Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF, the Board reviewed each Fund’s performance relative to the index that the Fund seeks to track (each, an “Index”) and considered the Fund’s track-
ing error compared to such Index. The Board observed that each Fund’s investment performance was consistent with the Fund’s investment objective of seeking to track the performance of its Index. In reviewing performance information for each Fund against its peer group, the Board considered that the Fund has a different investment objective than funds in its designated peer group. The
Board noted that the peer group performance information did not necessarily provide a meaningful direct comparison to a Fund and that the Fund’s performance relative to its Index provided a more meaningful comparison.
With respect to each of Calvert Ultra-Short Investment Grade ETF, Calvert US Select Equity ETF, Eaton Vance Floating Rate ETF,
Eaton Vance High Yield ETF, Eaton Vance Intermediate Municipal Income ETF, Eaton Vance Short Duration Municipal Income
ETF, Eaton Vance Total Return Bond ETF, Eaton Vance Ultra-Short Income ETF, and Parametric Hedged Equity ETF, when considering each Fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a Fund under-
performs its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.
The Board noted that Mogan Stanley Institutional Fund Trust—Core Plus Fixed Income Portfolio, Short Duration Income Portfo-
lio, and Short Duration Municipal Income Portfolio (each a “Predecessor Fund”) were reorganized into Eaton Vance Total Return
Bond ETF, Eaton Vance Short Duration Income ETF, and Eaton Vance Short Duration Municipal Income ETF (each an “Acquir-
ing Fund”), respectively, from their prior mutual-fund structures effective March 2024, except with respect to the Eaton Vance

Annual Report — September 30, 2025
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
Short Duration Income ETF, which had an effective date of June 2024. In connection with these reorganizations, each Acquiring
Fund, as the accounting survivor, had adopted its corresponding Predecessor Fund’s performance track record. Accordingly, the
Board considered each Acquiring Fund’s performance in this context.
The Board noted that the performance of the Eaton Vance Short Duration Income ETF, Eaton Vance Short Duration Municipal
Income ETF and Eaton Vance Total Return Bond ETF was better than their respective peer group averages for the one-, three- and five-year periods.
The Board noted that the performance of the Calvert Ultra-Short Investment Grade ETF, Calvert US Select Equity ETF, Eaton
Vance Ultra-Short Income ETF, and Parametric Hedged Equity ETF was better than their respective peer group averages for the one-year period and the period since each Fund’s inception in 2023.
The Board noted that the performance of the Eaton Vance Floating Rate ETF was better than its peer group average for the period since the Fund’s inception in 2024.
The Board noted that the performance of the Eaton Vance Intermediate Municipal Income ETF was better than its peer group average for the one-year period, but below its peer group average for the period since the Fund’s inception in 2023.
The Board noted that the performance of the Eaton Vance High Yield ETF and Parametric Equity Premium Income ETF was be-
low their respective peer group averages for the one-year period and the period since each Fund’s inception in 2023.
Performance Conclusions
With respect to the Calvert International Responsible Index ETF, Calvert US Mid-Cap Core Responsible Index ETF, Calvert US
Large-Cap Core Responsible Index ETF, and Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF, after discussion, the
Board concluded that each Fund’s performance supported its decision to approve the Management Agreement.
With respect to the Calvert Ultra-Short Investment Grade ETF, Calvert US Select Equity ETF, Eaton Vance Floating Rate ETF,
Eaton Vance Short Duration Municipal Income ETF, Eaton Vance Short Duration Income ETF, Eaton Vance Total Return Bond
ETF, Eaton Vance Ultra-Short Income ETF, and Parametric Hedged Equity ETF, after discussion, the Board concluded that each
Fund’s performance was competitive with its respective peer group averages.
With respect to the Eaton Vance High Yield ETF, Eaton Vance Intermediate Municipal Income ETF, Parametric Equity Premium
Income ETF, after discussion, the Board concluded that each Fund’s performance was acceptable.
Fees and Expenses
The Board discussed with the Adviser the unitary management fee (the “management fee”) for the Funds relative to comparable funds and/or other accounts advised by the Adviser and/or its affiliates, when applicable, and compared to their peers as prepared by
Broadridge. The Board considered that pursuant to the Management Agreement, the Adviser pays substantially all of the operating expenses of the Funds, subject to certain exceptions. The Board also considered that the fees charged by the Funds’ other service providers are paid by the Adviser under the unitary management fee structure.
The Board noted that for each of the Calvert U.S. Large-Cap Core Responsible Index ETF, Calvert US Select Equity ETF, Eaton
Vance Floating Rate ETF, Eaton Vance Intermediate Municipal Income ETF, Eaton Vance Short Duration Municipal Income ETF,
Eaton Vance Total Return Bond ETF, Parametric Equity Premium Income ETF, and Parametric Hedged Equity ETF, the manage-
ment fee and the total expense ratio were lower than their respective peer group averages.
The Board noted that for each of the Calvert International Responsible Index ETF, the management fee and the total expense ratio were higher than but close to its peer group averages.
The Board noted that for each of the Calvert Ultra-Short Investment Grade ETF, the contractual management fee and total expense ratio were higher than but close to their respective peer group averages, and the actual management fee was higher than their respec-
tive peer group averages.

Annual Report — September 30, 2025
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
The Board noted that for each of the Calvert US Large-Cap Diversity, Equity and Inclusion ETF, the contractual management fee was higher than but close to its peer group average, and the actual management fee and total expense ratio were higher than its respective peer group averages.
The Board noted that for each of the Eaton Vance High Yield ETF, the contractual management fee and total expense ratio were lower than its peer group averages, and the actual management fee was higher than its peer group average.
The Board noted that for each of the Eaton Vance Ultra-Short Income ETF, the actual management fee was higher than but close to its peer group average and the contractual management fee and total expense ratio were lower than its peer group averages.
The Board noted that for Calvert US Mid-Cap Core Responsible Index ETF, the management fee and total expense ratio were higher than its peer group averages.
Fees and Expenses Conclusions
With respect to each of the Calvert International Responsible Index ETF, Calvert US Select Equity ETF, Eaton Vance Floating
Rate ETF, Eaton Vance Intermediate Municipal Income ETF, Eaton Vance Short Duration Income, Eaton Vance Short Duration
Municipal Income ETF, Eaton Vance Total Return Bond ETF, Eaton Vance Ultra-Short Income ETF, Parametric Equity Premium
Income ETF, Parametric Hedged Equity ETF, and Calvert U.S. Large-Cap Core Responsible Index ETF, after discussion, the Board concluded that the management fee and total expense ratio were competitive with their respective peer group averages.
With respect to each of the Calvert US Large-Cap Diversity, Equity and Inclusion ETF and Calvert US Mid-Cap Core Responsible
Index ETF, after discussion, the Board concluded that the management fee and the total expense ratio were acceptable.
With respect to each of the Calvert Ultra-Short Investment Grade ETF and Eaton Vance High Yield ETF, after discussion, the
Board concluded that (i) the management fee was acceptable; and (ii) the total expense ratio was competitive with their respective peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Funds and how that relates to the Funds’ total expense ratios and par-
ticularly the Funds’ management fee schedules, which do not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the
Funds and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the man-
agement fee reflects economies of scale as asset levels change. The Board considered that the Adviser’s assertion that the management fee rates were set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever).
The Board also considered the Adviser’s assertion that the management fee structures inherently reflect certain economies of scale because the management fee rates are fixed at a competitive level over the contract period and therefore the management fee rate paid by a Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in a Fund’s assets would not lead to a reduction to the management fee rate paid by the Fund even if economies of scale were achieved. The Board has determined that its review of the actual and/or potential economies of scale of each
Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Funds and during the last two years from their relationship with the Morgan Stanley Fund
Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the
Funds and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received

Annual Report — September 30, 2025
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the
Management Agreement. The Board also reviewed and considered the historical relationship between the Funds and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for manag-
ing the Funds’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Manage-
ment Agreement and that it is beneficial for the Funds to continue their relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Funds’ Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds’ business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the
Adviser, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve renewal of the
Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present.
It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
Morgan Stanley ETF Trust – Eaton Vance Mortgage Opportunities ETF (formerly, Morgan Stanley Mortgage Securities
Trust)
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to launch the Fund with the assets of Morgan Stanley Mortgage Securities Trust (the
“Acquired Fund”). The Board further considered that although the Fund had not yet commenced operations, it was expected that it would adopt the Acquired Fund’s performance track record as the accounting survivor to the Acquired Fund.

Annual Report — September 30, 2025
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Man-
agement Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates (including the Acquired Fund), when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary manage-
ment fee structure, was equal to the proposed management fee rate. The Board also considered the benefits to the Acquired Fund shareholders arising from the unitary management fee structure, that would result in the Fund experiencing a lower total expense ra-
tio as compared to the Acquired Fund. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

Annual Report — September 30, 2025
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Annual Report — September 30, 2025
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information, Qualified Business Income (QBI), Business Interest Income (BII),
Qualified Interest Income (QII), Long Term Capital Gain Designation (LTCG), is furnished with respect to the distributions paid by the Funds listed below during the taxable year ended September 30, 2025.
For corporate shareholders, the percent of ordinary income distributions qualifying for the dividends received deduction (DRD) are listed below.
For federal income tax purposes, Qualified Dividend Income (QDI) is furnished with respect to the Funds earnings for its taxable year ended September 30, 2025. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The following Funds designated up to a maximum of the amounts listed below as taxable at this lower rate.
In January, the Funds provide tax information to shareholders for the preceding calendar year.
Fund QBI BII QII LTCG
Tax Exempt Income
Dividends
Calvert Ultra-Short Investment Grade ETF ...............
$ – $ – $ – $ 6,514 $ –
Calvert US Mid-Cap Core Responsible Index ETF ..........
126,355 – – – –
Eaton Vance High Income Municipal ETF ...............
– – – – 713,810
Eaton Vance High Yield ETF .........................
– – – 210,319 –
Eaton Vance Intermediate Municipal Income ETF ..........
– – – – 2,610,218
Eaton Vance Mortgage Opportunities ETF ...............
– 26,346,912 26,202,389 – –
Eaton Vance Short Duration Municipal Income ETF ........
– – – – 8,236,913
Eaton Vance Ultra-Short Income ETF ..................
– – – 19,837 –
Fund DRD
Calvert International Responsible Index ETF .........................................................
0.1%
Calvert US Large-Cap Core Responsible Index ETF .....................................................
97.6
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ...........................................
100.0
Calvert US Mid-Cap Core Responsible Index ETF ......................................................
84.0
Calvert US Select Equity ETF ....................................................................
100.0
Parametric Equity Plus ETF .....................................................................
98.4
Parametric Equity Premium Income ETF ............................................................
70.5
Parametric Hedged Equity ETF ...................................................................
100.0
Fund QDI
Calvert International Responsible Index ETF .........................................................
$ 2,443,715
Calvert US Large-Cap Core Responsible Index ETF .....................................................
5,075,428
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ...........................................
269,737
Calvert US Mid-Cap Core Responsible Index ETF ......................................................
885,560
Calvert US Select Equity ETF ....................................................................
245,755
Parametric Equity Plus ETF .....................................................................
207,534
Parametric Equity Premium Income ETF ............................................................
5,238,414
Parametric Hedged Equity ETF ...................................................................
917,558

ETF-NCSR 9.30.25
Morgan Stanley
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

 Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)               Registrant’s Code of Ethics For Principal Executive and Senior financial Officers -                                               Not applicable (please see Item 2).

(a)(2)(i)            Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable

(a)(3)               Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached

(a)(4)               A written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – Not applicable

(a)(5)               Change in the registrant’s independent public accountant – Not applicable

(b)                    A certification by the registrant’s principal executive officer and principal financial officer, required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley ETF Trust

By:      /s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:     November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:     November 26, 2025

By:      /s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:     November 26, 2025